          As filed with the Securities and Exchange Commission on April 18, 2014

                                            1933 Act Registration No. 333-181617

                                             1940 Act Registration No. 811-08441
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION


                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                       POST-EFFECTIVE AMENDMENT NO. 4 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                             AMENDMENT NO. 251 /X/

               Lincoln Life & Annuity Variable Annuity Account H
                           (Exact Name of Registrant)

                        American Legacy (Reg. TM) Series

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                              (Name of Depositor)

                         100 Madison Street, Suite 1860
                            Syracuse, New York 13202
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (315) 428-8400

                          Robert O. Sheppard, Esquire
                   Lincoln Life & Annuity Company of New York
                         100 Madison Street, Suite 1860
                            Syracuse, New York 13202
                    (Name and Address of Agent for Service)

                                    Copy to:
                          Scott C. Durocher, Esquire
                  The Lincoln National Life Insurance Company
                               350 Church Street
                          Hartford, Connecticut 06103

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485

/x/ on May 1, 2014, pursuant to paragraph (b) of Rule 485

/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ / on ______________ pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                 payment deferred variable annuity contracts.

American Legacy (Reg. TM) Series
Lincoln Life & Annuity Variable Annuity
Account H
Individual Variable Annuity Contracts

Home Office:
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, NY 13202
www.LincolnFinancial.com

Servicing Office:
Lincoln Life & Annuity Company of New York
PO Box 2348
Fort Wayne, IN 46801-2348
1-800-942-5500

This prospectus describes individual flexible premium deferred variable annuity contracts that are issued by Lincoln Life & Annuity Company of New York (Lincoln New York or Company). Three separate contracts are offered in this prospectus, each of which has different features and charges. You must choose from one of the following contracts:
 o American Legacy (Reg. TM) Series B-Share
 o American Legacy (Reg. TM) Series C-Share
 o American Legacy (Reg. TM) Series L-Share

In deciding which contract to purchase, you should consider which features are important to you, and the amount of separate account and surrender charges you are willing to bear relative to your needs. In deciding whether to purchase any of the optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs.


These contracts are for use with nonqualified plans and qualified retirement plans under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. However, IRAs provide tax deferral whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate Contract Value and to provide retirement income over a certain period of time or for life subject to certain conditions. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant.

The minimum initial Purchase Payment for the contract is $10,000. Additional Purchase Payments may be made to the contract, subject to certain restrictions, and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.


Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If any portion of your Contract Value is in the fixed account, we promise to pay you your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. At this time, the only fixed account available is for dollar cost averaging.


We offer variable annuity contracts that have lower fees and that may offer different investment options, features, and optional benefits. You should carefully consider whether or not this contract is the best product for you.

All Purchase Payments and Persistency Credits, if applicable, for benefits on a variable basis will be placed in Lincoln Life & Annuity Variable Annuity Account H for Variable Annuities (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln New York. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract's variable options. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.


The available funds are listed below:


American Funds Insurance Series (Reg. TM):

     American Funds Asset Allocation Fund
     American Funds Blue Chip Income and Growth Fund
     American Funds Bond Fund

     American Funds Capital Income Builder (Reg. TM) Fund*

     American Funds Cash Management Fund

     American Funds Global Balanced FundSM
     American Funds Global Bond Fund

     American Funds Global Growth Fund

     American Funds Global Growth and Income Fund
     American Funds Global Small Capitalization Fund

     American Funds Growth Fund
     American Funds Growth-Income Fund
     American Funds High-Income Bond Fund
     American Funds International Fund

     American Funds International Growth and Income FundSM
     American Funds Managed Risk Asset Allocation FundSM
   American Funds Managed Risk Blue Chip Income and Growth FundSM
     American Funds Managed Risk Growth FundSM
     American Funds Managed Risk Growth-Income FundSM
     American Funds Managed Risk International FundSM
     American Funds Mortgage FundSM

     American Funds New World Fund (Reg. TM)
   American Funds U.S. Government/AAA-Rated Securities Fund

Lincoln Variable Insurance Products Trust:

     LVIP American Balanced Allocation Fund
     LVIP American Growth Allocation Fund
     LVIP American Income Allocation Fund
     LVIP American Preservation Fund

     LVIP Managed Risk American Balanced Allocation Fund
     LVIP Managed Risk American Growth Allocation Fund


*Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.


This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-800-942-5500.
The SAI and other information about Lincoln New York and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.


May 1, 2014

Table of Contents




Item                                                                             Page
Special Terms                                                                     4
Expense Tables                                                                    6
Summary of Common Questions                                                      11
Lincoln Life & Annuity Company of New York                                       14
Variable Annuity Account (VAA)                                                   15
Investments of the Variable Annuity Account                                      15
Charges and Other Deductions                                                     18
The Contracts                                                                    26
 Contracts Offered in this Prospectus                                            26
 Purchase Payments                                                               27
 Persistency Credits                                                             28
 Transfers On or Before the Annuity Commencement Date                            29
 Surrenders and Withdrawals                                                      32
 Death Benefit                                                                   33
 Investment Requirements                                                         36
 Living Benefit Riders                                                           39
 Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)                          39
 Lincoln SmartSecurity (Reg. TM) Advantage                                       48
 4LATER (Reg. TM) Advantage (Managed Risk)                                       53
 i4LIFE (Reg. TM) Advantage                                                      56
 Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage                       60
Annuity Payouts                                                                  65
 Fixed Side of the Contract                                                      67
Distribution of the Contracts                                                    68
Federal Tax Matters                                                              69
Additional Information                                                           74
 Voting Rights                                                                   74
 Return Privilege                                                                75
 Other Information                                                               75
Legal Proceedings                                                                75
Contents of the Statement of Additional Information (SAI)
for Lincoln Life & Annuity Variable Annuity Account H                            77
Appendix A - Condensed Financial Information                                     A-1
 B-Share                                                                         A-1
 C-Share                                                                         A-3
 L-Share                                                                         A-5
Appendix B-Guaranteed Annual Income Percentages For Previous Rider Elections     B-1
Appendix C-Guaranteed Income Benefit Percentages For Previous Rider Elections    C-1

Special Terms
In this prospectus, the following terms have the indicated meanings:


5% Enhancement-A feature under Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and 4LATER (Reg. TM) Advantage (Managed Risk) in which the Income Base, minus Purchase Payments received in that year, will be increased by 5%, subject to certain conditions.


Access Period-Under i4LIFE (Reg. TM) Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.


Account or Variable Annuity Account (VAA)-The segregated investment account, Account H, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.

Account Value-Under i4LIFE (Reg. TM) Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE (Reg. TM) Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments and withdrawals.


Accumulation Unit-A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE (Reg. TM) Advantage Account Value during the Access Period.

Annuitant-The person upon whose life the annuity benefit payments are based, and upon whose life a Death Benefit may be paid.

Annuity Commencement Date-The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE (Reg. TM) Advantage).


Annuity Payout-A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE (Reg. TM) Advantage has been elected). Payments may be variable or fixed, or a combination of both.


Annuity Unit-A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date. See Annuity Payouts.


Automatic Annual Step-up-Under Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and 4LATER (Reg. TM) Advantage (Managed Risk), the Income Base will automatically step-up to the Contract Value on each Benefit Year anniversary, subject to certain conditions.


Beneficiary-The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.


Benefit Year-Under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln SmartSecurity (Reg. TM) Advantage and 4LATER (Reg. TM) Advantage (Managed Risk), the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Under Lincoln SmartSecurity (Reg. TM) Advantage, if the Contractowner elects a step-up, the Benefit Year will begin on the effective date of the step-up and each anniversary of the step-up after that.


Contractowner (you, your, owner)-The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.

Contract Value (may be referred to as Account Value in marketing materials)-At a given time before the Annuity Commencement Date, the total value of all Accumulation Units for a contract plus the value of the fixed side of the contract, if any.


Contract Year-Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death Benefit-Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies or, if selected, to the Contractowner if the Annuitant dies. See The Contracts - Death Benefit for a description of the various Death Benefit options.


Earnings-The excess of Contract Value over Persistency Credits and Purchase Payments which have not yet been withdrawn from the contract.


Enhancement Period-Under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed
Risk), Lincoln Lifetime IncomeSM Advantage 2.0 and 4LATER (Reg. TM) Advantage (Managed Risk), the 10-year period during which the 5% Enhancement is in effect. A new Enhancement Period will begin each time an Automatic Annual Step-up to the Contract Value occurs.

Excess Withdrawals-Amounts withdrawn during a Benefit Year, as specified for each Living Benefit Rider, which decrease or eliminate the guarantees under the rider.


Good Order-The actual receipt at our Servicing Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.

Guaranteed Amount-The value used to calculate your withdrawal benefit under Lincoln SmartSecurity (Reg. TM) Advantage.

Guaranteed Amount Annuity Payout Option-A fixed Annuity Payout option available under Lincoln SmartSecurity (Reg. TM) Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.


Guaranteed Annual Income-The guaranteed periodic withdrawal amount available from the contract each year for life under Lincoln Lifetime IncomeSM Advantage
2.0 (Managed Risk) and Lincoln Lifetime IncomeSM Advantage 2.0.

Guaranteed Annual Income Amount Annuity Payout Option-A payout option available under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Lifetime IncomeSM Advantage 2.0 in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life.

Income Base-Under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Lifetime IncomeSM Advantage 2.0, a value used to calculate the Guaranteed Annual Income amount. Under 4LATER (Reg. TM) Advantage (Managed
Risk), the Income Base will be used to calculate the minimum payouts available under your contract at a later date. The amount of the Income Base varies based on when you elect the rider, and is adjusted as set forth in this prospectus.

Investment Requirements-Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit Riders.


Lifetime Income Period-Under i4LIFE (Reg. TM) Advantage, the period of time following the Access Period during which we make Regular Income Payments to you (and Secondary Life, if applicable) for the rest of your life. During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.


Lincoln New York (we, us, our, Company)-Lincoln Life & Annuity Company of New York.

Living Benefit Rider-A general reference to optional riders that may be available for purchase, and provide some type of a minimum guarantee while you are alive. The riders that are currently available are: Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), 4LATER (Reg. TM) Advantage (Managed
Risk), i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) and i4LIFE (Reg. TM) Advantage (without the Guaranteed Income Benefit). Riders that are no longer available for purchase include Lincoln SmartSecurity (Reg. TM) Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 and certain versions of the Guaranteed Income Benefit. If you select a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements.


Maximum Annual Withdrawal-The guaranteed periodic withdrawal available under Lincoln SmartSecurity (Reg. TM) Advantage.

Periodic Income Commencement Date-The Valuation Date on which the amount of i4LIFE (Reg. TM) Advantage Regular Income Payments are determined.


Persistency Credit-If you select the C-Share or L-Share contract, the additional amount credited to the contract after a specified contract anniversary.

Purchase Payments-Amounts paid into the contract other than Persistency
Credits.


Regular Income Payments-The variable, periodic income payments paid under i4LIFE (Reg. TM) Advantage.


Secondary Life-Under i4LIFE (Reg. TM) Advantage and 4LATER (Reg. TM) Advantage (Managed Risk), the person designated by the Contractowner upon whose life the Annuity Payouts will also be contingent.


Subaccount-The portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.


Valuation Date-Each day the New York Stock Exchange (NYSE) is open for trading.



Valuation Period-The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation
Date) and ending at the close of such trading on the next Valuation Date.

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or (if available) the fixed account. State premium taxes may also be deducted.

                       CONTRACTOWNER TRANSACTION EXPENSES




Accumulation Phase:
                                                                                          B-Share       C-Share       L-Share
  Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):1....       7.0%          None          7.0%
  Transfer charge:2..................................................................    up to $25        None       up to $25




For B-Share, the surrender charge percentage is reduced over a 7-year period at the following rates: 7%, 7%, 6%, 6%, 5%, 4%, 3%. For L-Share, the surrender charge percentage is reduced over a 4-year period at the following rates: 7%, 7%, 6%, 6%. We may reduce or waive this charge in certain situations. There is no surrender charge for C-Share. See Charges and Other Deductions - Surrender Charge.

The transfer charge will not be imposed on the first 12 transfers during a Contract Year. We reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging, portfolio rebalancing and cross reinvestment transfers.



The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE (Reg. TM) Advantage rider.

 o Table A reflects the expenses for a contract that has not elected i4LIFE (Reg. TM) Advantage (Base contract).
 o Table B reflects the expenses for a contract that has elected i4LIFE (Reg.
   TM) Advantage.
 o Table C reflects the expenses for a contract that has elected i4LIFE (Reg.
   TM) Advantage Guaranteed Income Benefit (Managed Risk) and previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER (Reg. TM) Advantage (Managed Risk).


                                    TABLE A




Annual Account Fee:1................................................................                               $      35
Separate Account Annual Expenses (as a percentage of average daily net assets in the
Subaccounts):2
                                                                                        B-Share      C-Share       L-Share
Account Value Death Benefit
  Mortality and Expense Risk Charge.................................................     1.15%        1.55%             1.55%
  Administrative Charge.............................................................     0.10%        0.10%             0.10%
  Total Separate Account Expenses...................................................     1.25%        1.65%             1.65%
Guarantee of Principal Death Benefit
  Mortality and Expense Risk Charge.................................................     1.20%        1.60%             1.60%
  Administrative Charge.............................................................     0.10%        0.10%             0.10%
  Total Separate Account Expenses...................................................     1.30%        1.70%             1.70%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
  Mortality and Expense Risk Charge.................................................     1.45%        1.85%             1.85%
  Administrative Charge.............................................................     0.10%        0.10%             0.10%
  Total Separate Account Expenses...................................................     1.55%        1.95%             1.95%

                                                              Single      Joint
Optional Living Benefit Rider Charges:3                        Life        Life
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk):4,5
  Guaranteed Maximum Charge...............................     2.00%      2.00%
  Current Charge..........................................     1.05%      1.25%
Lincoln SmartSecurity (Reg. TM) Advantage:6
  Guaranteed Maximum Charge...............................     1.50%      1.50%
  Current Charge..........................................     0.85%      1.00%
4LATER (Reg. TM) Advantage (Managed Risk):7
  Guaranteed Maximum Charge...............................     2.00%      2.00%
  Current Charge..........................................     1.05%      1.25%


1 The account fee will be waived if your Contract Value is $100,000 or more at the end of any particular Contract Year. This account fee will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $100,000.


2 The mortality and expense risk charge and administrative charge together are 1.25% for the B-Share contract and 1.40% for the C-Share and L-Share contracts on and after the Annuity Commencement Date for all contracts.

3 You may not have more than one Living Benefit Rider on your contract.

4 As an annualized percentage of the Income Base (initial Purchase Payment or
  Contract Value at the time of election), as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and decreased by Excess Withdrawals. See Charges and Other Deductions - Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge for a discussion of these changes to the Income Base. This charge is deducted from the Contract Value on a quarterly basis.



5 The charge for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) also applies to an older version of the rider - Lincoln Lifetime IncomeSM Advantage 2.0 - which is no longer available for purchase.

6 As an annualized percentage of the Guaranteed Amount (initial Purchase
  Payment or Contract value at the time of election), as increased for subsequent Purchase Payments and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity (Reg. TM) Advantage riders purchased prior to December 3, 2012, the current annual percentage charge will increase to 0.85% (single life option) and 1.00% (joint life option) upon the next election of a step-up of the Guaranteed Amount. This rider is no longer available for purchase. See Charges and Other Deductions - Lincoln SmartSecurity (Reg. TM) Advantage Charge for further information.

7 As an annualized percentage of the Income Base (initial Purchase Payment or
  Contract Value at the time of election), as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and decreased by withdrawals. See Charges and Other Deductions - 4LATER (Reg. TM) Advantage (Managed Risk) Charge for a discussion of these changes to the Income Base.




                                    TABLE B




Annual Account Fee:1..................................................                               $      35
                                                                          B-Share      C-Share       L-Share
i4LIFE (Reg. TM) Advantage without a Guaranteed Income Benefit rider:2
  Account Value Death Benefit.........................................     1.65%        2.05%             2.05%
  Guarantee of Principal Death Benefit................................     1.70%        2.10%             2.10%
  Enhanced Guaranteed Minimum Death Benefit (EGMDB)...................     1.95%        2.35%             2.35%





                                                              B-Share          C-Share              L-Share
i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Single   Joint   Single   Joint   Single   Joint
Risk) and Guaranteed Income Benefit (version 4):3,4            Life     Life    Life     Life    Life     Life
Account Value Death Benefit
  Guaranteed Maximum Charge..................................  3.65%   3.65%    4.05%   4.05%    4.05%   4.05%
  Current Charge.............................................  2.30%   2.50%    2.70%   2.90%    2.70%   2.90%
Guarantee of Principal Death Benefit
  Guaranteed Maximum Charge..................................  3.70%   3.70%    4.10%   4.10%    4.10%   4.10%
  Current Charge.............................................  2.35%   2.55%    2.75%   2.95%    2.75%   2.95%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
  Guaranteed Maximum Charge..................................  3.95%   3.95%    4.35%   4.35%    4.35%   4.35%
  Current Charge.............................................  2.60%   2.80%    3.00%   3.20%    3.00%   3.20%



1 The account fee will be waived if your Contract Value is $100,000 or more at the end of any particular Contract Year. This account fee will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $100,000.

2 As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE (Reg. TM) Advantage. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Rider Charge for further information. These charges continue during the Access Period. The i4LIFE (Reg. TM) Advantage charge is reduced to 1.65% during the Lifetime Income Period.


3 As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit is 0.65% of Account Value for the single life option and 0.85% of Account Value for the joint life option with a guaranteed maximum charge of 2.00%. These charges are added to the i4LIFE (Reg. TM) Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE (Reg. TM) Advantage charge of 1.65%. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit Charge for further information. These charges apply to i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) and also i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4).

4 i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) is the only version of this rider available for purchase unless you are guaranteed to elect a prior version under another Living Benefit Rider.




                                    TABLE C




Annual Account Fee:1.................................................                                             $    35
i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) for purchasers who previously purchased Lincoln Lifetime
IncomeSM Advantage 2.0 (Managed Risk) or 4LATER (Reg. TM) Advantage (Managed Risk):
                                                                      B-Share          C-Share                L-Share
                                                                      Single   Joint   Single   Joint   Single    Joint
                                                                       Life     Life    Life     Life    Life      Life
  Separate Account Annual Expenses (as a percentage of
   average daily net assets in the Subaccounts):
   Account Value Death Benefit.......................................  1.25%   1.25%    1.65%   1.65%    1.65%       1.65%
   Guarantee of Principal Death Benefit..............................  1.30%   1.30%    1.70%   1.70%    1.70%       1.70%
   Enhanced Guaranteed Minimum Death Benefit (EGMDB).................  1.55%   1.55%    1.95%   1.95%    1.95%       1.95%
  i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk):2,3
   Guaranteed Maximum Charge.........................................  2.00%   2.00%    2.00%   2.00%    2.00%       2.00%
   Current Charge....................................................  1.05%   1.25%    1.05%   1.25%    1.05%       1.25%


1 The account fee will be waived if your Contract Value is $100,000 or more at the end of any particular Contract Year. This account fee will be waived after the fifteenth Contract Year. The account fee will also be deducted upon full surrender of the contract if the Contract Value is less than $100,000.


2 As an annualized percentage of the greater of the Income Base (associated with Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE (Reg. TM) Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) current charge rate. (The Lincoln Lifetime IncomeSM Advantage
  2.0 (Managed Risk) charge continues to be a factor in determining the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) charge.) See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (Managed Risk) for purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage (Managed Risk). The same charges apply to Lincoln Lifetime IncomeSM Advantage 2.0 purchasers who elect i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4).



3 As an annualized percentage of the greater of the Income Base (associated with the 4LATER (Reg. TM) Advantage (Managed Risk)) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE (Reg. TM) Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and
  2) the dollar amount of the charge will also increase by the percentage increase, if any, to the 4LATER (Reg. TM) Advantage (Managed Risk) current charge rate. (The 4LATER (Reg. TM) Advantage (Managed Risk) charge continues to be a factor in determining the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit charge.) See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (Managed Risk) for purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER (Reg. TM) Advantage (Managed Risk).

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2013. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.



                                                                             Minimum   Maximum
                                                                            --------- --------
      Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service
       (12b-1) fees, and other expenses)...................................  0.54%     1.39%
      Total Annual Fund Operating Expenses (after contractual waivers/
       reimbursements*)....................................................  0.54%     1.23%


* Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2015.


The following table shows the expenses charged by each fund for the year ended
  December 31, 2013:

(as a percentage of each fund's average net assets):



                                                                                                              Other
                                                                         Management         12b-1 Fees        Expenses
                                                                         Fees (before       (before any       (before any
                                                                         any waivers/       waivers/          waivers/
                                                                         reimburse-         reimburse-        reimburse-
                                                                         ments)         +   ments)        +   ments)        +
American Funds Asset Allocation Fund - Class 2                               0.28%             0.25%             0.03%
American Funds Blue Chip Income and Growth Fund - Class 2                    0.40%             0.25%             0.02%
American Funds Bond Fund - Class 2                                           0.37%             0.25%             0.02%
American Funds Capital Income Builder (Reg. TM) Fund - Class 4               0.50%             0.25%             0.28%
American Funds Cash Management Fund - Class 2                                0.32%             0.25%             0.02%
American Funds Global Balanced Fund(SM) - Class 2                            0.66%             0.25%             0.04%
American Funds Global Bond Fund - Class 2                                    0.53%             0.25%             0.03%
American Funds Global Growth and Income Fund - Class 2                       0.60%             0.25%             0.02%
American Funds Global Growth Fund - Class 2                                  0.52%             0.25%             0.03%
American Funds Global Small Capitalization Fund - Class 2                    0.70%             0.25%             0.04%
American Funds Growth Fund - Class 2                                         0.33%             0.25%             0.02%
American Funds Growth-Income Fund - Class 2                                  0.27%             0.25%             0.02%
American Funds High-Income Bond Fund - Class 2                               0.46%             0.25%             0.02%
American Funds International Fund - Class 2                                  0.49%             0.25%             0.05%
American Funds International Growth and Income Fund(SM) - Class 2            0.65%             0.25%             0.04%
American Funds Managed Risk Asset Allocation Fund(SM) - Class P2(1)          0.25%             0.25%             0.33%
American Funds Managed Risk Blue Chip Income and Growth Fund(SM) -
 Class P2(1)                                                                 0.25%             0.25%             0.39%
American Funds Managed Risk Growth Fund(SM) - Class P2(1)                    0.25%             0.25%             0.39%
American Funds Managed Risk Growth-Income Fund(SM) - Class P2(1)             0.25%             0.25%             0.39%
American Funds Managed Risk International Fund(SM) - Class P2(1)             0.25%             0.25%             0.39%
American Funds Mortgage Fund(SM) - Class 2                                   0.42%             0.25%             0.02%
American Funds New World Fund (Reg. TM) - Class 2                            0.73%             0.25%             0.05%
American Funds U. S. Government/AAA-Rated Securities Fund - Class 2          0.33%             0.25%             0.02%
LVIP American Balanced Allocation Fund - Service Class(2)                    0.25%             0.35%             0.03%
LVIP American Growth Allocation Fund - Service Class(2)                      0.25%             0.35%             0.03%
LVIP American Income Allocation Fund - Service Class(2)                      0.25%             0.35%             0.05%
LVIP American Preservation Fund - Service Class(3)                           0.25%             0.35%             0.10%
LVIP Managed Risk American Balanced Allocation Fund - Service Class(4)       0.25%             0.35%             0.03%
LVIP Managed Risk American Growth Allocation Fund - Service Class(4)         0.25%             0.35%             0.02%



                                                                                                                    Total
                                                                                        Total         Total         Expenses
                                                                                        Expenses      Contractual   (after
                                                                         Acquired       (before any   waivers/      Contractual
                                                                         Fund           waivers/      reimburse-    waivers/
                                                                         Fees and       reimburse-    ments         reimburse-
                                                                         Expenses   =   ments)        (if any)      ments)
American Funds Asset Allocation Fund - Class 2                             0.00%           0.56%           0.00%         0.56%
American Funds Blue Chip Income and Growth Fund - Class 2                  0.00%           0.67%           0.00%         0.67%
American Funds Bond Fund - Class 2                                         0.00%           0.64%           0.00%         0.64%
American Funds Capital Income Builder (Reg. TM) Fund - Class 4             0.00%           1.03%           0.00%         1.03%
American Funds Cash Management Fund - Class 2                              0.00%           0.59%           0.00%         0.59%
American Funds Global Balanced Fund(SM) - Class 2                          0.00%           0.95%           0.00%         0.95%
American Funds Global Bond Fund - Class 2                                  0.00%           0.81%           0.00%         0.81%
American Funds Global Growth and Income Fund - Class 2                     0.00%           0.87%           0.00%         0.87%
American Funds Global Growth Fund - Class 2                                0.00%           0.80%           0.00%         0.80%
American Funds Global Small Capitalization Fund - Class 2                  0.00%           0.99%           0.00%         0.99%
American Funds Growth Fund - Class 2                                       0.00%           0.60%           0.00%         0.60%
American Funds Growth-Income Fund - Class 2                                0.00%           0.54%           0.00%         0.54%
American Funds High-Income Bond Fund - Class 2                             0.00%           0.73%           0.00%         0.73%
American Funds International Fund - Class 2                                0.00%           0.79%           0.00%         0.79%
American Funds International Growth and Income Fund(SM) - Class 2          0.00%           0.94%           0.00%         0.94%
American Funds Managed Risk Asset Allocation Fund(SM) - Class P2(1)        0.28%           1.11%          -0.10%         1.01%
American Funds Managed Risk Blue Chip Income and Growth Fund(SM) -
 Class P2(1)                                                               0.40%           1.29%          -0.16%         1.13%
American Funds Managed Risk Growth Fund(SM) - Class P2(1)                  0.33%           1.22%          -0.16%         1.06%
American Funds Managed Risk Growth-Income Fund(SM) - Class P2(1)           0.27%           1.16%          -0.16%         1.00%
American Funds Managed Risk International Fund(SM) - Class P2(1)           0.50%           1.39%          -0.16%         1.23%
American Funds Mortgage Fund(SM) - Class 2                                 0.00%           0.69%           0.00%         0.69%
American Funds New World Fund (Reg. TM) - Class 2                          0.00%           1.03%           0.00%         1.03%
American Funds U. S. Government/AAA-Rated Securities Fund - Class 2        0.00%           0.60%           0.00%         0.60%
LVIP American Balanced Allocation Fund - Service Class(2)                  0.41%           1.04%          -0.05%         0.99%
LVIP American Growth Allocation Fund - Service Class(2)                    0.43%           1.06%          -0.05%         1.01%
LVIP American Income Allocation Fund - Service Class(2)                    0.39%           1.04%          -0.05%         0.99%
LVIP American Preservation Fund - Service Class(3)                         0.35%           1.05%          -0.10%         0.95%
LVIP Managed Risk American Balanced Allocation Fund - Service Class(4)     0.38%           1.01%           0.00%         1.01%
LVIP Managed Risk American Growth Allocation Fund - Service Class(4)       0.40%           1.02%           0.00%         1.02%



(1) The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund's net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses so that they will not exceed 0.28%. This waiver and reimbursement will be in effect through at least May 1,

     2015, unless modified or terminated with the approval of the fund's board.



(2) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee:
      0.05% of the Fund's average daily net assets. The agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.



(3) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE. Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee:
      0.10% of the Fund's average daily net assets. The agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.

(4) The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.


Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase ("redemption fees") which are not reflected in the table above. As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.

For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.

EXAMPLES

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.


The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the i4LIFE (Reg. TM) Advantage with the EGMDB Death Benefit and Guaranteed Income Benefit (Managed Risk) (version 4) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


1) If you surrender your contract at the end of the applicable time period:



                     1 year   3 years   5 years   10 years
                    -------- --------- --------- ---------
  B-Share..........  $1,237   $2,205    $3,165    $5,279
  C-Share..........  $  576   $1,714    $2,834    $5,559
  L-Share..........  $1,276   $2,314    $2,834    $5,559


2) If you annuitize or do not surrender your contract at the end of the applicable time period:



                     1 year   3 years   5 years   10 years
                    -------- --------- --------- ---------
  B-Share..........   $537    $1,605    $2,665    $5,279
  C-Share..........   $576    $1,714    $2,834    $5,559
  L-Share..........   $576    $1,714    $2,834    $5,559



The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB and Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


1) If you surrender your contract at the end of the applicable time period:



                     1 year   3 years   5 years   10 years
                    -------- --------- --------- ---------
  B-Share..........  $1,199   $2,126    $3,095    $5,457
  C-Share..........  $  538   $1,640    $2,778    $5,782
  L-Share..........  $1,238   $2,240    $2,778    $5,782


2) If you annuitize or do not surrender your contract at the end of the applicable time period:

                     1 year   3 years   5 years   10 years
                    -------- --------- --------- ---------
  B-Share..........   $499    $1,526    $2,595    $5,457
  C-Share..........   $538    $1,640    $2,778    $5,782
  L-Share..........   $538    $1,640    $2,778    $5,782



For more information, see Charges and Other Deductions in this prospectus, and the prospectus for the funds. Premium taxes may also apply, although they do not appear in the examples. The Examples do not reflect any Persistency Credits. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See The Contracts - Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.




Summary of Common Questions

What kind of contract am I buying? It is an individual variable and interest adjusted, if applicable, annuity contract between you and Lincoln New York. This prospectus primarily describes the variable side of the contract. You may purchase any of the contracts offered in this prospectus: American Legacy (Reg.
TM) Series B-Share, American Legacy (Reg. TM) Series C-Share or American Legacy (Reg. TM) Series L-Share. The B-Share contract provides for lower mortality and expense risk charges and a longer surrender charge period than the L-Share contract. The C-Share contract provides for higher mortality and expense risk charges, Persistency Credits after the twelfth contract anniversary, and has no surrender charge. The L-Share contract provides Persistency Credits after the seventh contract anniversary. See The Contracts - Contracts Offered in this Prospectus.


What is the Variable Annuity Account (VAA)? It is a separate account we established under New York insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.


What are Sample Portfolios? Sample portfolios are designed to assist you in deciding how to allocate your initial Purchase Payment among the various Subaccounts. Each sample portfolio consists of several Subaccounts that invest in underlying funds, each of which represents a specified percentage of your Purchase Payment. See The Contracts - Sample Portfolios.

What are Investment Requirements? If you elect a Living Benefit Rider (except i4LIFE (Reg. TM) Advantage without Guaranteed Income Benefit), you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts. Different Investment Requirements apply to different riders. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER (Reg. TM) Advantage (Managed
Risk), you will have more restrictive Investment Requirements. See The Contracts - Investment Requirements.


What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments and Persistency Credits, if applicable, to buy shares in one or more of the investment options. In turn, each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account - Description of the Funds.

Who invests my money? The investment adviser for the funds offered under the American Funds Insurance Series is Capital Research and Management Company
(CRMC), 333 South Hope Street, Los Angeles, California 90071. The investment adviser for the funds offered under the Lincoln Variable Insurance Products Trust is Lincoln Investment Advisors Corporation (LIAC), 1300 South Clinton Street, Fort Wayne, Indiana 46802. CRMC and LIAC are registered as investment advisers with the SEC. See Investments of the Variable Annuity Account-Investment Adviser.

How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you buy Accumulation Units. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.

What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge according to the Death Benefit you select. There is an administrative charge in addition to the mortality and expense risk charge. The charges for any riders applicable to your contract will also be deducted from your Contract Value. See Charges and Other Deductions.


If you withdraw Purchase Payments, you may pay a surrender charge of a certain percentage of the surrendered or withdrawn Purchase Payment, depending upon which contract you have purchased, and how long those payments have been invested in the contract. For purposes of calculating surrender charges, we assume that all withdrawals prior to the seventh anniversary of the B-Share and the fourth anniversary of L-Share contracts come first from Purchase Payments. We may waive surrender charges in certain situations. The C-Share contracts do not have a surrender charge. See Charges and Other Deductions - Surrender Charge.

We will deduct any applicable premium tax from Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.

See Expense Tables and Charges and Other Deductions for additional fees and expenses in these contracts.

The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.

Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE (Reg. TM) Advantage, if elected. See The Contracts and Annuity Payouts.

For information about the compensation we pay for sales of contracts, see The Contracts - Distribution of the Contracts.

What Purchase Payments do I make, and how often? Subject to the minimum and maximum Purchase Payment amounts, your payments are completely flexible. See The Contracts - Purchase Payments.


Am I limited in the amount of Purchase Payments I can make into the contract? Yes, Purchase Payments totaling $2 million or more are subject to Servicing Office approval. This amount takes into consideration the total Purchase Payments for all contracts issued by the Company (or its affiliates) in which you are the Contractowner, joint owner, or Annuitant.

If you elect a Living Benefit Rider (other than i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. If you elect any version of i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Guaranteed Income Benefit has been elected. For more information about these restrictions and limitations, please see The Contracts - Purchase Payments section in this prospectus.

What is a Persistency Credit? If you purchase the C-Share contract, a Persistency Credit of 0.10% of Contract Value less Purchase Payments that have been in the contract less than twelve years will be credited on a quarterly basis after the twelfth anniversary. If you purchase the L-Share contract, a Persistency Credit of 0.10% of Contract Value less Purchase Payments that have been in the contract less than seven years will be credited on a quarterly basis after the seventh anniversary. See The Contracts - Persistency Credits.

Annuity contracts that have no provision for Persistency Credits may have lower mortality and expense risk charges and/or lower surrender charges. We encourage you to talk with your registered representative and determine which annuity contract is most appropriate for you.


How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if I die before I annuitize? Your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit you select. Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, you may choose to receive a Death Benefit on the death of the Annuitant. See The Contracts - Death Benefit.

May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than twelve (12) per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to the Subaccount, you may only transfer 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts - Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract.


What are Living Benefit Riders? Living Benefit Riders are optional riders available to purchase for an additional fee. These riders offer either a minimum withdrawal benefit (Lincoln SmartSecurity (Reg. TM) Advantage), an income benefit (Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Lifetime IncomeSM Advantage 2.0) or a minimum Annuity Payout (4LATER (Reg. TM) Advantage (Managed Risk), i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) and i4LIFE (Reg. TM) Advantage with prior versions of the Guaranteed Income Benefit or without the Guaranteed Income Benefit). If you select a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), and you will be subject to Investment Requirements (unless you elect i4LIFE (Reg. TM) Advantage without Guaranteed Income Benefit). Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. For contracts issued on or after August 26, 2013, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and 4LATER (Reg. TM) Advantage (Managed Risk) are available for election only at the time the contract is purchased. The following Living Benefit Riders are no longer available for purchase: Lincoln Lifetime IncomeSM Advantage 2.0 and Lincoln SmartSecurity (Reg. TM) Advantage. Prior versions of i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit may also be unavailable unless otherwise guaranteed under a rider you have purchased. The Managed Risk riders were formerly called Protected Funds riders. Any guarantees under the contract that exceed your Contract Value are subject to our financial strength and claims-paying ability.

What is Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)? Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is a rider that you may purchase for an additional charge and which provides on an annual basis guaranteed periodic withdrawals up to a guaranteed amount based on an Income Base, a 5% Enhancement to the Income Base (less Purchase Payments received in that year) or Automatic Annual Step-ups to the Income Base, and age-based increases to the guaranteed periodic withdrawal amount. Withdrawals may be made up to the Guaranteed Annual Income amount as long as that amount is greater than zero. To continue these payments for life, you must elect i4LIFE (Reg. TM) Advantage or an Annuity Payout option under this contract. The Income Base is not available as a separate benefit upon death or surrender and is increased by subsequent Purchase Payments, 5% Enhancements to the Income Base (less Purchase Payments received in that year), Automatic Annual Step-ups to the Income Base and is decreased by certain withdrawals in accordance with provisions described in this prospectus. See The Contracts - Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). You may not simultaneously elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and another one of the Living Benefit Riders. By electing this rider you will be subject to Investment Requirements. See The Contracts - Investment Requirements.

A prior version of this rider, Lincoln Lifetime IncomeSM Advantage 2.0, provided a lower Guaranteed Annual Income amount percentage and less restrictive Investment Requirements. This version is no longer available for purchase.

What is Lincoln SmartSecurity (Reg. TM) Advantage? This benefit provides a Guaranteed Amount equal to the initial Purchase Payment (or Contract Value at the time of election) as adjusted. You may access this benefit through periodic withdrawals. Excess Withdrawals will adversely affect the Guaranteed Amount. See The Contracts - Lincoln SmartSecurity (Reg. TM) Advantage. You cannot simultaneously elect Lincoln SmartSecurity (Reg. TM) Advantage with any other Living Benefit Rider. By electing this benefit, you will be subject to Investment Requirements. See The Contracts - Investment Requirements. This rider is no longer available for purchase.


What is i4LIFE (Reg. TM) Advantage? i4LIFE (Reg. TM) Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic variable lifetime income payments, a Death Benefit, and the ability to make withdrawals during a defined period of time (Access Period). For an additional charge, you may purchase a minimum payout floor, the Guaranteed Income Benefit. We assess a charge, imposed only during the i4LIFE (Reg. TM) Advantage payout phase, based on the i4LIFE (Reg. TM) Advantage Death Benefit you choose and whether or not the Guaranteed Income Benefit is in effect.


What is i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit? The Guaranteed Income Benefit provides a minimum payout floor for your i4LIFE (Reg. TM) Advantage Regular Income Payments. By electing this benefit, you will be subject to specific Investment Requirements. See The Contracts - Investment Requirements. The Guaranteed Income Benefit is purchased when you elect i4LIFE (Reg. TM) Advantage or any time during the Access Period subject to terms and conditions at that time. The minimum floor is based on the Contract Value at the time you elect i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit. Certain Living Benefit Riders have features that may be used to establish the amount of the Guaranteed Income Benefit. You may use your Income Base from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER (Reg. TM) Advantage (Managed Risk) to establish the Guaranteed Income Benefit (Managed
Risk) at the time you terminate that rider to purchase i4LIFE (Reg. TM) Advantage. The Guaranteed Amount or Income Base from other Living Benefit Riders may also be used to establish the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit. See The Contracts - Living Benefit Riders - Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage, 4LATER (Reg. TM) Advantage (Managed
Risk), Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln SmartSecurity (Reg. TM) Advantage. i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) is the only version of this rider available for purchase unless you are guaranteed the right to elect a prior version under another Living Benefit Rider.

What is 4LATER (Reg. TM) Advantage (Managed Risk)? 4LATER (Reg. TM) Advantage (Managed Risk) is a rider that provides an Income Base which will be used to establish the amount of the Guaranteed Income Benefit payment upon the election of the i4LIFE (Reg. TM) Advantage rider. If you elect 4LATER (Reg. TM) Advantage (Managed Risk), you must later elect the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) to receive a benefit from 4LATER (Reg.
TM) Advantage (Managed Risk). You may not simultaneously elect 4LATER (Reg. TM) Advantage (Managed Risk) and another one of the Living Benefit Riders. There is an additional charge for this rider, and you will be subject to more restrictive Investment Requirements. See The Contracts - Investment Requirements.


May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts - Surrenders and Withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and Other Deductions. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 591/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal Tax Matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days of the date you first receive the contract. You need to return the contract, postage prepaid, to our Servicing Office. You assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. See Return Privilege.


Where may I find more information about Accumulation Unit values? Since no sales of this product occurred before December 31, 2011, there is no financial information to report for the subaccounts.

Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value.

Note that there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates and due in part to the contract fees and expenses, the yields of any Subaccount investing in a money market fund may also become extremely low and possibly negative.


The annual performance of the Subaccounts is based on past performance and does not indicate or represent future performance.




Lincoln Life & Annuity Company of New York
Lincoln New York (the Company) is a stock life insurance company chartered in New Jersey in 1897 and redomesticated to New York on April 2, 2007. Lincoln New York is a subsidiary of The Lincoln National Life Insurance Company (Lincoln
Life). Lincoln Life is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln New York is obligated to pay all amounts promised to policy owners under the policies.


Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit Riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. With respect to the issuance of the contracts, Lincoln New York does not file periodic financial reports with the SEC pursuant to the exemption for life insurance companies provided under Rule 12h-7 of the Securities Exchange Act of 1934.


We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company's general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.

The general account is not segregated or insulated from the claims of the insurance company's creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.

Our Financial Condition. Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.

In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our policyholders. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

How to Obtain More Information. We encourage both existing and prospective policyholders to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-800-942-5500. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the Statement of Additional Information.

Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.



Variable Annuity Account (VAA)
On July 24, 1996, the VAA was established as an insurance company separate account under New York law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln New York. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.



Financial Statements

The December 31, 2013 financial statements of the VAA and the December 31, 2013 financial statements of Lincoln New York are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-800-942-5500.




Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Purchase Payments. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.


Investment Adviser

The investment adviser for the American Funds is Capital Research and Management Company (CRMC), 333 South Hope Street, Los Angeles, California 90071. CRMC is one of the nation's largest and oldest investment management organizations. The investment adviser for the funds offered under the Lincoln Variable Insurance Products Trust is Lincoln Investment Advisors Corporation
(LIAC), 1300 South Clinton Street, Fort Wayne, Indiana 46802. As compensation for its services to the funds, each investment adviser receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.


Certain Payments We Receive with Regard to the Funds


We (or our affiliates) incur expenses in promoting, marketing, and administering the contracts (and in our role as intermediary, the funds). With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their positions within the funds; processing dividend payments; providing subaccounting services for shares held by Contractowners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisors and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.25%. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.


In addition to the payments described above, the American Funds and LVIP Funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.35% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.



Description of the Funds

Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.


We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We may also consider the ability of the fund to help manage volatility and our risks associated with the guarantees we provide under the contract and under optional riders, especially the Living Benefit Riders. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.


Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.

Certain funds invest substantially all of their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds. Funds of funds or master-feeder structures may have higher expenses than funds that invest directly in debt or equity securities.


Certain funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the contract's upside participation in the markets. Many of these funds are included in the Investment Requirements associated with the Living Benefit Riders. For more information on these funds and their risk management strategies, please see the Investment Requirements section of this prospectus. You should consult with your registered representative to determine which combination of investment choices and Death Benefit and/or Living Benefit Rider purchases (if any) are appropriate for you.



Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.


American Funds Insurance Series (Reg. TM), advised by Capital Research and
    Management Company


  o Asset Allocation Fund (Class 2): High total return (including income and capital gains) consistent with preservation of capital over the long term.


  o Blue Chip Income and Growth Fund (Class 2): To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

  o Bond Fund (Class 2): To provide as high a level of current income as is consistent with the preservation of capital.

  o Capital Income Builder (Reg. TM) Fund (Class 4): Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.
     This fund will be available on or about May 19, 2014. Consult your financial advisor.

  o Cash Management Fund (Class 2): To provide the investors with a way to earn income on cash reserves while preserving capital and maintaining liquidity.

  o Global Balanced FundSM (Class 2): The balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

  o Global Bond Fund (Class 2): To provide, over the long term, with a high level of total return consistent with prudent investment management.

  o Global Growth and Income Fund (Class 2): Long-term growth of capital while providing current income.

  o Global Growth Fund (Class 2): Long-term growth of capital.

  o Global Small Capitalization Fund (Class 2): Long-term capital growth.

  o Growth Fund (Class 2): Capital growth.

  o Growth-Income Fund (Class 2): Long-term growth of capital and income.

  o High-Income Bond Fund (Class 2): To provide investors with a high level of current income; capital appreciation is the secondary consideration.

  o International Fund (Class 2): Long-term growth of capital.

  o International Growth and Income FundSM (Class 2): Long-term growth of capital while providing current income.

  o Managed Risk Asset Allocation FundSM (Class P2): To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection; a fund of funds.
     (Sub-advised by Milliman Financial Risk Management LLC)

  o Managed Risk Blue Chip Income and Growth FundSM (Class P2): To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection; a fund of funds.
     (Sub-advised by Milliman Financial Risk Management LLC)

  o Managed Risk Growth FundSM (Class P2): To provide growth of capital while seeking to manage volatility and provide downside protection; a fund of funds.
     (Sub-advised by Milliman Financial Risk Management LLC)

  o Managed Risk Growth-Income FundSM (Class P2): To provide growth of capital and income while seeking to manage volatility and provide downside protection; a fund of funds.
     (Sub-advised by Milliman Financial Risk Management LLC)

  o Managed Risk International FundSM (Class P2): To provide growth of capital while seeking to manage volatility and provide downside protection; a fund of funds.
     (Sub-advised by Milliman Financial Risk Management LLC)

  o Mortgage FundSM (Class 2): To provide current income and preservation of capital.

  o New World Fund (Reg. TM) (Class 2): Long-term capital appreciation.

  o U.S. Government/AAA-Rated Securities Fund (Class 2): To provide a high level of current income consistent with preservation of capital.



Lincoln Variable Insurance Products Trust, advised by Lincoln Investment
    Advisors Corporation.


  o LVIP American Balanced Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.

  o LVIP American Growth Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.

  o LVIP American Income Allocation Fund (Service Class): A high level of current income with some consideration given to growth of capital; a fund of funds.

  o LVIP American Preservation Fund (Service Class): Current income, consistent with the preservation of capital; a fund of funds.

  o LVIP Managed Risk American Balanced Allocation Fund (Service Class): A balance between a high level of current income and growth of capital; a fund of funds.

  o LVIP Managed Risk American Growth Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.

Fund Shares

We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.


Reinvestment of Dividends and Capital Gain Distributions

All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.


Addition, Deletion or Substitution of Investments

We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.

Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after approval from the SEC.

We also may:
 o remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
 o transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
 o combine the VAA with other separate accounts and/or create new separate accounts;
 o deregister the VAA under the 1940 Act; and
 o operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.

We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.



Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.

Our administrative services include:
 o processing applications for and issuing the contracts;
 o processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services - See Additional Services and the SAI for more information on these programs);
 o maintaining records;
 o administering Annuity Payouts;

 o furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
 o reconciling and depositing cash receipts;
 o providing contract confirmations;
 o providing toll-free inquiry services; and
 o furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.

The risks we assume include:
 o the risk that Annuitants receiving Annuity Payouts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

 o the risk that lifetime payments to individuals from Living Benefit Riders will exceed the Contract Value;

 o the risk that Death Benefits paid will exceed the actual Contract Value;
 o the risk that more owners than expected will qualify for waivers of the surrender charge;

 o the risk that, if a Guaranteed Income Benefit rider is in effect, the required Regular Income Payments will exceed the Account Value;

 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the surrender charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.


Deductions from the VAA

For the base contract, we apply a charge to the average daily net asset value of the Subaccounts based on which contract and Death Benefit you choose. Those charges are equal to an annual rate of:



                                                                      Guarantee of    Enhanced Guaranteed
                                                    Account Value   Principal Death      Minimum Death
                                                    Death Benefit       Benefit         Benefit (EGMDB)
                                                   --------------- ----------------- --------------------
      B-Share:
      Mortality and expense risk charge...........     1.15%            1.20%               1.45%
      Administrative charge.......................     0.10%            0.10%               0.10%
                                                        ----             ----                ----
      Total annual charge for each Subaccount.....     1.25%            1.30%               1.55%
      C-Share:
      Mortality and expense risk charge...........     1.55%            1.60%               1.85%
      Administrative charge.......................     0.10%            0.10%               0.10%
                                                        ----             ----                ----
      Total annual charge for each Subaccount.....     1.65%            1.70%               1.95%
      L-Share:
      Mortality and expense risk charge...........     1.55%            1.60%               1.85%
      Administrative charge.......................     0.10%            0.10%               0.10%
                                                        ----             ----                ----
      Total annual charge for each Subaccount.....     1.65%            1.70%               1.95%


Surrender Charge


For B-Share and L-Share contracts only, a surrender charge applies (except as described below) to surrenders and withdrawals of Purchase Payments that have been invested for the periods indicated below. The surrender charge is calculated separately for each Purchase Payment. The contract anniversary is the annually occurring date beginning with the effective date of the contract. For example, if the effective date of your contract is January 1st, your contract anniversary would be on January 1st of each subsequent year.

                                                                       Surrender charge as
                                                                        a percentage of
                                                                       the surrendered or
                                                                           withdrawn
                                                                       Purchase Payments
                                                                       ------------------
Number of contract anniversaries since Purchase Payment was invested    B-Share   L-Share
---------------------------------------------------------------------- --------- --------
      0...............................................................   7.0%      7.0%
      1...............................................................   7.0%      7.0%
      2...............................................................   6.0%      6.0%
      3...............................................................   6.0%      6.0%
      4...............................................................   5.0%      0.0%
      5...............................................................   4.0%      0.0%
      6...............................................................   3.0%      0.0%
      7...............................................................   0.0%      0.0%


A surrender charge does not apply to:

 o A surrender or withdrawal of a Purchase Payment beyond the seventh anniversary for B-Share or fourth anniversary for L-Share, since the Purchase Payment was invested;

 o Withdrawals of Contract Value during a Contract Year to the extent that the total Contract Value withdrawn during the current Contract Year does not exceed the free amount. The free amount is equal to the greater of 10% of the current Contract Value or 10% of the total Purchase Payments (this does not apply upon surrender of the contract);
 o Purchase Payments used in the calculation of the initial benefit payment to be made under an Annuity Payout option, other than the i4LIFE (Reg. TM) Advantage option;
 o A surrender or withdrawal of any Purchase Payments, as a result of permanent and total disability of the Contractowner. Permanent and total disability is a disability that prevents the Contractowner from engaging in any occupation for renumeration or profit and which has existed continuously for a period of 12 months and begins prior to the 65th birthday of the disabled Contractowner, provided that written proof of total disability is sent to us at our Servicing Office;
 o When the surviving spouse assumes ownership of the contract as a result of the death of the original owner (however, the surrender charge schedule of the original contract will continue to apply to the spouse's contract);
 o A surrender or withdrawal of any Purchase Payments, as a result of the admittance of the Contractowner to an accredited nursing home or equivalent health care facility, where the admittance into the facility occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days;
 o A surrender or withdrawal of any Purchase Payments as a result of the diagnosis of a terminal illness of the Contractowner. Diagnosis of a terminal illness must be after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;
 o A surrender of the contract as a result of the death of the Contractowner or Annuitant;
 o A surrender or annuitization of any applicable Persistency Credits;
 o Purchase Payments when used in the calculation of the initial Account Value under the i4LIFE (Reg. TM) Advantage option;
 o Regular Income Payments made under i4LIFE (Reg. TM) Advantage, including any payments to provide the Guaranteed Income Benefits, or periodic payments made under any Annuity Payout option made available by us;

 o Withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity (Reg. TM) Advantage or Guaranteed Annual Income amount under any version of Lincoln Lifetime IncomeSM Advantage 2.0, subject to certain conditions.


For purposes of calculating the surrender charge on withdrawals, we assume that:

1.The free amount will be withdrawn from Purchase Payments on a "first in-first out (FIFO)" basis.


2.Prior to the seventh anniversary for the B-Share contract, and the fourth anniversary for the L-Share contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:

  o from Purchase Payments (on a FIFO basis) until exhausted; then
  o from earnings until exhausted.


3.On or after the seventh anniversary for the B-Share contract, and the fourth anniversary for the L-Share contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:

  o from Purchase Payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
  o from earnings and Persistency Credits, if any, or until exhausted; then
  o from Purchase Payments (on a FIFO basis) to which a surrender charge still applies until exhausted.

We apply the surrender charge as a percentage of Purchase Payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your Contract Value has increased or decreased. The surrender charge is calculated separately for each Purchase Payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when Contractowners surrender or withdraw before distribution costs have been recovered.

If the Contractowner is a corporation or other non-individual (non-natural person), the Annuitant or joint Annuitant will be considered the Contractowner or joint owner for purposes of determining when a surrender charge does not apply.


Account Fee

During the accumulation period, we will deduct an account fee of $35 from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this $35 account fee will also be deducted from the Contract Value upon surrender. The account fee will be waived after the fifteenth Contract Year. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $100,000 on the contract anniversary.


Transfer Fee

We reserve the right to charge a fee of up to $25 for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during the Contract Year.


Rider Charges


A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. The deduction of a rider charge will be noted on your quarterly statement.

Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge. While this rider is in effect, there is a charge for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). The rider charge is currently equal to an annual rate of 1.05% (0.2625% quarterly) for the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed
Risk) single life option and 1.25% (0.3125% quarterly) for the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) joint life option. The charge for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) also applies to an older version of this rider, Lincoln Lifetime IncomeSM Advantage 2.0, which is no longer available for purchase.

The charge is applied to the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups, and 5% Enhancements, and decreased for Excess Withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider's effective date. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Income Base section for a discussion and example of the impact of the changes to the Income Base.


The annual rider percentage charge may increase each time the Income Base increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. An Automatic Annual Step-up is a feature that will increase the Income Base to equal the Contract Value on a Benefit Year anniversary if all conditions are met. The Benefit Year is a 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. If you opt out of the step-up, your current charge will remain in effect and the Income Base will be returned to the prior Income Base. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.


The 5% Enhancement to the Income Base (less Purchase Payments received in that year) occurs if a 10-year Enhancement Period is in effect as described further in the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) section. During the first ten Benefit Years an increase in the Income Base as a result of the 5% Enhancement will not cause an increase in the annual rider percentage charge but will increase the dollar amount of the charge. After the 10th Benefit Year anniversary the annual rider percentage charge may increase each time the Income Base increases as a result of the 5% Enhancement, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. If your percentage charge is increased, you may opt-out of the 5% Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. If you opt out of the 5% Enhancement, your current charge will remain in effect and the Income Base will be returned to the prior Income Base. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your percentage charge to increase) if you do not want the 5% Enhancement.

The rider percentage charge will increase to the then current rider percentage charge, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt-out of this rider charge increase. See The Contracts - Living Benefit Riders - Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) - Income Base.


The rider charge will be discontinued upon termination of the rider. The pro-rata amount of the rider charge will be deducted upon termination of the rider (except for death) or surrender of the contract.

If the Contract Value is reduced to zero while the Contractowner is receiving a Guaranteed Annual Income, no rider charge will be deducted.


4LATER (Reg. TM) Advantage (Managed Risk) Charge. While this rider is in effect, there is a charge for 4LATER (Reg. TM) Advantage (Managed Risk). The rider charge is currently equal to an annual rate of 1.05% (0.2625% quarterly) for the single life option and 1.25% (0.3125% quarterly) for the joint life option.

The charge is applied to the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups and 5% Enhancements and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider's effective date. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to the 4LATER (Reg. TM) Advantage (Managed Risk) Income Base section for a discussion and example of the impact of the changes to the Income Base.


The annual rate for the charge may increase each time the Income Base increases as a result of the Automatic Annual Step-up, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. An Automatic Annual Step-up is a feature that will increase the Income Base to equal the Contract Value on a Benefit Year anniversary if all conditions are met. The Benefit Year is a 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Therefore, your percentage charge could increase every Benefit Year anniversary. If your percentage charge is increased, you may opt-out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. If you opt out of the step-up, your current charge will remain in effect and the Income Base will be returned to the prior Income Base subject to withdrawals. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Automatic Annual Step-up.


The 5% Enhancement to the Income Base (less Purchase Payments received in that year) occurs if a 10-year Enhancement Period is in effect as described further in the 4LATER (Reg. TM) Advantage (Managed Risk) section. During the first 10 Benefit Years an increase in the Income Base as a result of the 5% Enhancement will not cause an increase in the annual rider percentage charge but will increase the dollar amount of charge. After the 10th Benefit Year anniversary the percentage charge may increase each time the Income Base increases as a result of the 5% Enhancement, but the percentage charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. If your percentage charge is increased, you may opt-out of the 5% Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your percentage charge to change. If you opt out of the 5% Enhancement, your current percentage charge will remain in effect and the Income Base will be returned to the prior Income Base adjusted for withdrawals. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your percentage charge to increase) if you do not want the 5% Enhancement.

The percentage charge will increase to the then current annual percentage charge, if after the first Benefit Year anniversary, cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt-out of this rider charge increase. See the 4LATER (Reg. TM) Advantage (Managed Risk) - Income Base.


The rider charge will be discontinued upon termination of the rider. The pro-rata amount of the rider charge will be deducted upon termination of the rider (except for death) or surrender of the contract.

Lincoln SmartSecurity (Reg. TM) Advantage Charge. While this rider is in effect, there is a charge for Lincoln SmartSecurity (Reg. TM) Advantage. The rider charge is currently equal to an annual rate of:

1) 0.85% of the Guaranteed Amount (0.2125% quarterly) for Lincoln SmartSecurity (Reg. TM) Advantage, single life option (for riders purchased prior to December 3, 2012, the current annual percentage charge will increase from 0.65% to 0.85% at the end of the 10-year annual step-up period if a new 10-year period is elected); or


2) 1.00% of the Guaranteed Amount (0.25% quarterly) for Lincoln SmartSecurity (Reg. TM) Advantage, joint life option (for riders purchased prior to December 3, 2012, the current annual percentage charge will increase from 0.80% to 1.00% at the end of the 10-year annual step-up period if a new 10-year period is elected). See The Contracts - Lincoln SmartSecurity (Reg. TM) Advantage - Guaranteed Amount for a description of the calculation of the Guaranteed Amount.


The charge is applied to the Guaranteed Amount (initial Purchase Payment if purchased at contract issue or Contract Value at the time of election) as increased for subsequent Purchase Payments and step-ups and decreased for withdrawals. We will deduct the cost of this rider from the Contract value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to Lincoln SmartSecurity (Reg. TM) Advantage, Guaranteed Amount section, for a discussion and example of the impact of changes to the Guaranteed Amount.

Under Lincoln SmartSecurity (Reg. TM) Advantage, the annual rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.

If you elect to step-up the Guaranteed Amount for another step-up period (including if we administer the step-up election for you or if you make a change from a joint life to a single life option after a death or divorce), a pro-rata deduction of the rider charge based on the Guaranteed Amount immediately prior to the step-up will be made on the Valuation Date of the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a Contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge of 1.50% of the Guaranteed Amount. If you never elect to step-up your Guaranteed Amount, your rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the Annuity Commencement Date, election of i4LIFE (Reg. TM) Advantage or termination of the rider. The pro-rata amount of the rider charge will be deducted upon termination of the rider or surrender of the contract.


All versions of this rider are no longer available for purchase.

i4LIFE (Reg. TM) Advantage Charge. While this rider is in effect there is a daily charge for i4LIFE (Reg. TM) Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE (Reg. TM) Advantage is effective, less any applicable premium taxes. During the Access Period, your Account Value equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made, as well as any withdrawals.

The annual rate of the i4LIFE (Reg. TM) Advantage charge is:




                                                               B-Share   C-Share   L-Share
                                                              --------- --------- --------
      Account Value Death Benefit............................  1.65%     2.05%     2.05%
      Guarantee of Principal Death Benefit...................  1.70%     2.10%     2.10%
      Enhanced Guaranteed Minimum Death Benefit (EGMDB)......  1.95%     2.35%     2.35%



During the Lifetime Income Benefit Period, the charge for all Death Benefit options is 1.65%. This charge consists of a mortality and expense risk and administrative charge (charges for the Guaranteed Income Benefits are not included and are listed below). These charges replace the Separate Account Annual Expenses for the base contract. i4LIFE (Reg. TM) Advantage and the charge will begin on the Periodic Income Commencement Date which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE (Reg. TM) Advantage section for explanations of the Access Period, Account Value and Periodic Income Commencement Date. Purchasers of any version of Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage (Managed Risk) pay different charges for i4LIFE (Reg. TM) Advantage. See i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (Managed Risk)(version 4) for purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER (Reg. TM) Advantage (Managed Risk).

i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit Charge. Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4) are each subject to a current annual charge of 0.65% (0.85% for joint life option) of the Account Value, which is added to the i4LIFE (Reg. TM) Advantage charge for a total current percentage charge of the Account Value, computed daily as follows:




                                      B-Share              C-Share
                                Single Life option   Single Life option
                               -------------------- --------------------
Account Value Death Benefit...        2.30%                2.70%
Guarantee of Principal Death
 Benefit......................        2.35%                2.75%
Enhanced Guaranteed
 Minimum Death Benefit
 (EGMDB)......................        2.60%                3.00%



                                      L-Share             B-Share             C-Share             L-Share
                                Single Life option   Joint Life option   Joint Life option   Joint Life option
                               -------------------- ------------------- ------------------- ------------------
Account Value Death Benefit...        2.70%               2.50%               2.90%               2.90%
Guarantee of Principal Death
 Benefit......................        2.75%               2.55%               2.95%               2.95%
Enhanced Guaranteed
 Minimum Death Benefit
 (EGMDB)......................        3.00%               2.80%               3.20%               3.20%



These charges replace the Separate Account Annual Expenses for the base contract. The charge for i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (version 4) is the same as the charge for i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk).


The Guaranteed Income Benefit percentage charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus). At the time of the step-up, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 2.00% of the Account Value. If we automatically administer the step-up for you and your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date on which the step-up occurred. If we receive notice of your request to reverse the step-up, on a going forward basis we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reimburse the step-up will not be reimbursed. Future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate, but the i4LIFE (Reg. TM) Advantage charge will continue.

Currently, Guaranteed Income Benefit (Managed Risk) is the only version available for purchase unless you are guaranteed the right to elect a prior version under another Living Benefit Rider

i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (Managed Risk) Charge for purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER (Reg. TM) Advantage (Managed Risk). Purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may carry over certain features of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed
Risk) to elect i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed
Risk). Purchasers who previously purchased 4LATER (Reg. TM) Advantage (Managed
Risk) may carry over certain features of 4LATER (Reg. TM) Advantage (Managed
Risk) to elect i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed
Risk). Purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage
2.0 may carry over certain features of the Lincoln Lifetime IncomeSM Advantage
2.0 rider to elect i4LIFE (Reg. TM)Advantage with Guaranteed Income Benefit (version 4) with the same charges that apply to purchasers of Lincoln Lifetime IncomeSM Advantage 2.0. If you make this election, then the current Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER (Reg. TM) Advantage (Managed Risk) charge will be your initial charge for i4LIFE (Reg. TM) Advantage and the Guaranteed Income Benefit (Managed Risk). This charge is in addition to the daily mortality and expense risk and administrative charge of the base contract for your Death Benefit option set out under Deductions of the VAA. The charges and calculations described earlier for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit will not apply.

For purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER (Reg. TM) Advantage (Managed Risk), the charges for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (Managed Risk) are combined into a single charge that is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE (Reg. TM) Advantage and every three months thereafter. The current initial charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (Managed Risk) is equal to an annual rate of 1.05% (0.2625% quarterly) for the single life option and 1.25% (0.3125% quarterly) for the joint life option. The charge is a percentage of the greater of the Income Base or the Account Value. Refer to Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER (Reg. TM) Advantage (Managed Risk) for a description of the Income Base. The total annual Subaccount charges of 1.55% for the EGMDB, 1.30% for the Guarantee of Principal Death Benefit and 1.25% for the Account Value Death Benefit for B-Share and 1.95% for the EGMDB, 1.70% for the Guarantee of Principal Death Benefit and 1.65% for the Account Value Death Benefit for C-Share and L-Share also apply. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER (Reg. TM) Advantage (Managed Risk) are guaranteed that in the future the guaranteed maximum initial charge for both i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (Managed Risk) will be the guaranteed maximum charge then in effect at the time they purchase Lincoln Lifetime IncomeSM Advantage
2.0 (Managed Risk) or 4LATER (Reg. TM) Advantage (Managed Risk).

The charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (Managed Risk) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER (Reg. TM) Advantage (Managed Risk) will not change unless there is an automatic step-up of the Guaranteed Income Benefit (described later in the i4LIFE (Reg. TM) Advantage section of this prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER (Reg. TM) Advantage (Managed Risk) current charge rate. (The Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER (Reg. TM) Advantage (Managed Risk) charge continues to be used as a factor in determining the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (Managed Risk) charge.) The charge rate is based upon surrender experience, mortality experience, Contractowner investment experience, solvency and profit margins, and the goals and objectives of the Lincoln hedging experience. Significant changes in one or more of these categories could result in an increase in the charge. This means that the charge may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the rider charge will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge.

The following example shows how the initial charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (Managed Risk) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and 4LATER (Reg. TM) Advantage (Managed Risk) is calculated as well as adjustments due to increases to the Guaranteed Income Benefit (Managed Risk) and the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) charge. The example is a nonqualified contract and assumes the Contractowner is a 60 year old male on the effective date of electing the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (Managed Risk). Pursuant to the provisions of the Guaranteed Income Benefit (Managed Risk) the initial Guaranteed Income Benefit is set at 4% of the Income Base based upon the

Contractowner's age (see Guaranteed Income Benefit (Managed Risk) for a more detailed description). The example also assumes that the current charge for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is 1.05%. The first example demonstrates how the initial charge is determined for an existing contract with an Account Value and Income Base. (The same calculation method applies to purchasers of 4LATER (Reg. TM) Advantage (Managed Risk) and purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 except for the different initial Guaranteed Income Benefit rates for Lincoln Lifetime IncomeSM Advantage
2.0 set forth in the Guaranteed Income Benefit (version 4) description later in this prospectus.)




1/1/13 Initial i4LIFE (Reg. TM) Advantage Account Value...................................  $ 100,000
1/1/13 Income Base as of the last Valuation Date under Lincoln Lifetime IncomeSM            $ 125,000
  Advantage 2.0 (Managed Risk)  .
1/1/13 Initial Annual Charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income
Benefit (Managed Risk) ($125,000 * 1.05%)
 the current charge for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is
assessed against the Income Base
 since it is larger than the Account Value................................................  $1,312.50
1/2/13 Amount of initial i4LIFE (Reg. TM) Advantage Regular Income Payment (an example of how the Regular Income Payment
 is calculated is shown in the SAI).......................................................  $   5,173
1/2/13 Initial Guaranteed Income Benefit (4% * $125,000 Income Base) .                      $   5,000


The next example shows how the charge will increase if the Guaranteed Income Benefit is stepped up to 75% of the Regular Income Payment.



1/2/14 Recalculated Regular Income Payment (due to market gain in Account Value).....  $   6,900
1/2/14 New Guaranteed Income Benefit (75% * $6,900 Regular Income Payment) .           $   5,175
1/2/14 Annual Charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit
(Managed Risk) ($1,312.50 * ($5,175/
 $5,000)) Prior charge * [ratio of increased Guaranteed Income Benefit to prior        $1,358.44
  Guaranteed Income Benefit] .



If the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) charge has also increased, subject to a maximum charge of 2.00%, the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (Managed Risk) charge will increase upon a step-up. (The Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) charge continues to be used in the calculation of the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit charge.)


Continuing the above example:



1/2/14 Annual Charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit        $1,358.44
  (Managed Risk)  .
1/2/15 Recalculated Regular Income Payment (due to Account Value increase)..............  $   7,400
1/2/15 New Guaranteed Income Benefit (75% * $7,400 Regular Income Payment) .              $   5,550
Assume the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) charge increases from
  1.05% to 1.15%.
1/2/15 Annual Charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit
(Managed Risk) ($1,358.44 * ($5,550/
 $5,175) * (1.15%/1.05%)) .                                                               $1,595.63



The new annual charge for i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (Managed Risk) is $1,595.63 which is equal to the current annual charge of $1,358.44 multiplied by the percentage increase of the Guaranteed Income Benefit ($5,550/$5,175) times the percentage increase to the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) current charge (1.15%/1.05%).

If the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER (Reg.
TM) Advantage (Managed Risk) percentage charge is increased, we will notify you in writing. You may contact us in writing or at the telephone number listed on the first page of this prospectus to reverse the step-up within 30 days after the date on which the step-up occurred. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. If the Guaranteed Income Benefit increased due to the step-up we would decrease the Guaranteed Income Benefit to the Guaranteed Income Benefit in effect before the step-up occurred, reduced by any additional withdrawals. Future step-ups as described in the rider would continue.


After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, i4LIFE (Reg. TM) Advantage will also be terminated and the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit charge will cease.


Deductions for Premium Taxes

Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 5%. Currently, there is no premium tax levied for New York residents.



Other Charges and Deductions


The mortality and expense risk and administrative charge of 1.25% for the B-Share contract and 1.40% for the C-Share and L-Share contracts of the value in the VAA will be assessed on all variable Annuity Payouts (except for i4LIFE (Reg. TM) Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.


There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.


Additional Information

The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
 o the use of mass enrollment procedures,
 o the performance of administrative or sales functions by the employer,
 o the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
 o any other circumstances which reduce distribution or administrative expenses.

The exact amount of charges and fees applicable to a particular contract will be stated in that contract.



The Contracts

Contracts Offered in this Prospectus
This prospectus describes three separate annuity contracts:
 o American Legacy (Reg. TM) Series B-Share
 o American Legacy (Reg. TM) Series C-Share
 o American Legacy (Reg. TM) Series L-Share


Each contract offers you the ability to choose any of the Death Benefits, Living Benefit Riders, and payout options described in this prospectus. Each contract has its own mortality and expense risk charge and applicable surrender charge. In deciding what contract to purchase, you should consider the amount of mortality and expense risk and surrender charges you are willing to bear relative to your needs. In deciding whether to purchase any of the enhanced Death Benefits or other optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs.

Enhanced Death Benefits and other optional benefits are described later in this prospectus. You should check with your registered representative regarding availability.


American Legacy (Reg. TM) Series B-Share


The B-Share annuity contract has a total mortality and risk expense and administrative charge ranging from 1.25% to 1.55%, depending on which Death Benefit you have elected. It has a declining seven-year surrender charge on each Purchase Payment. All of the Death Benefits, optional Living Benefit Riders, and payout options described in this prospectus are available for additional charges.


American Legacy (Reg. TM) Series C-Share


The C-Share annuity contract has a total mortality and risk expense and administrative charge ranging from 1.65% to 1.95%, depending on which Death Benefit you have elected. Contractowners of the C-Share annuity contract will receive Persistency Credits on a quarterly basis after the twelfth contract anniversary. See The Contracts - Persistency Credits. All of the Death Benefits, optional Living Benefit Riders and payout options described in this prospectus are available for additional charges.


American Legacy (Reg. TM) Series L-Share


The L-Share annuity contract has a total mortality and risk expense and administrative charge ranging from 1.65% to 1.95%, depending on which Death Benefit you have elected. It has a declining four-year surrender charge on each Purchase Payment.

Contractowners of the L-Share annuity contract will receive Persistency Credits on a quarterly basis after the seventh contract anniversary. See The Contracts
- Persistency Credits. All of the Death Benefits, optional Living Benefit Riders and payout options described in this prospectus are available for additional charges.



Purchase of Contracts


If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you directly or through your sales representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Servicing Office approval.


When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Servicing Office, an initial Purchase Payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your agent, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment within two business days.


Who Can Invest

To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86. Certain Death Benefit options may not be available at all ages. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.

In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the Contractowner, and held in that account until instructions are received from the appropriate regulator.

Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.

If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.


Replacement of Existing Insurance


Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. A registered representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.



Purchase Payments

You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.


Purchase Payments totaling $2 million or more are subject to Servicing Office approval. This amount takes into consideration the total Purchase Payments for all contracts issued by the Company (or its affiliates) in which you are a Contractowner, joint owner, or Annuitant. If you elect a Living Benefit Rider, you may be subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully described below. We may surrender your contract in accordance with New York law, if your Contract Value drops below $2,000 for any reason, including if your Contract Value drops due to the performance of the Subaccounts you selected. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first. Upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.

If you elect a Living Benefit Rider (other than i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. Please see your contract or contact your registered representative for more information. If you elect i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Guaranteed Income Benefit has been elected.

These restrictions and limitations mean that you will be limited in your ability to increase your Contract Value (or Account Value under i4LIFE (Reg.
TM) Advantage with any version of Guaranteed Income Benefit) and/or increase the amount of any guaranteed benefit under a Living Benefit Rider by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit) by making additional Purchase Payments over a long period of time. See the Living Benefit Riders section of this prospectus for additional information on any restrictions that may apply to your Living Benefit Rider.


Persistency Credits

Contractowners of the C-Share contract will receive a Persistency Credit on a quarterly basis after the twelfth contract anniversary. The amount of the Persistency Credit is calculated by multiplying the Contract Value, less any Purchase Payments that have not been invested in the contract for at least twelve years, by 0.10%. Contractowners of the L-Share contract will receive a Persistency Credit on a quarterly basis after the seventh contract anniversary. The amount of the Persistency Credit is calculated by multiplying the Contract Value, less any Purchase Payments that have not been invested in the contract for at least seven years, by 0.10%. This Persistency Credit will be allocated to the variable Subaccounts and the fixed Subaccounts in proportion to the Contract Value in each variable Subaccount and fixed Subaccount at the time the Persistency Credit is paid into the contract.

There is no additional charge to receive this Persistency Credit, and in no case will the Persistency Credit be less than zero. The amount of any Persistency Credit received will be noted on your quarterly statement.



Valuation Date

Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.


Allocation of Purchase Payments

Purchase Payments allocated to the variable account are placed into the VAA's Subaccounts, according to your instructions. You may also allocate Purchase Payments in the fixed account, if available.

The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20. The minimum amount of any Purchase Payment which can be put into a fixed account is $2,000.


If we receive your Purchase Payment from you or your broker-dealer in Good Order at our Servicing Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If we receive your Purchase Payment in Good Order after market close, we will use the Accumulation Unit value computed on the next Valuation Date. If you submit your Purchase Payment to your registered representative, we will generally not begin processing the Purchase Payment until we receive it from your representative's broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to market close then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If your Purchase Payment was placed with your broker-dealer after market close, then we will use the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit Value computed on the next Valuation Date.


The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.

Valuation of Accumulation Units

Purchase Payments allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:

1.The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus

2.The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3.The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.

The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.


Transfers On or Before the Annuity Commencement Date

After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received.

Transfers (among the variable Subaccounts and as permitted between the variable and fixed accounts) are limited to twelve (12) per Contract Year unless otherwise authorized by us. Currently there is no charge for a transfer. However, we reserve the right to impose a charge in the future of up to $25 per transfer, for transfers after the first 12 within a Contract Year. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross-reinvestment or portfolio rebalancing programs elected on forms available from us. (See Additional Services and the SAI for more information on these programs.) These transfer rights and restrictions also apply during the i4LIFE (Reg. TM) Advantage Access Period (the time period during which you may make withdrawals from the i4LIFE (Reg. TM) Advantage Account Value). See i4LIFE (Reg. TM) Advantage.

The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.


A transfer request may be made to our Servicing Office in writing, or by fax or other electronic means. A transfer request may also be made by telephone provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Servicing Office before the close of the New York Stock Exchange (normally 4:00 p.m. New York time). If we receive a transfer request in Good Order after market close we will process the request using the Accumulation Unit value computed on the next Valuation Date.

There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, transfers received after such early market close will be processed using the Accumulation Unit Value computed on the next Valuation Date.


After the first thirty days from the effective date of your contract, if your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer part of the Contract Value from a fixed account to the variable Subaccount(s) subject to the following restrictions:
 o total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
 o the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.

Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the variable Subaccounts. You should carefully consider whether the fixed account meets your investment criteria.

Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.


Telephone and Electronic Transactions

A surrender, withdrawal, or transfer request may be made to our Servicing Office using a fax or other electronic means. In addition, withdrawal and transfer requests may be made by telephone, subject to certain restrictions. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Servicing Office.


Market Timing

Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.

In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.


You should be aware that the purchase and redemption orders received by the funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from policy owners engaged in disruptive trading activity, the fund may reject the entire omnibus order.


Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.

We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.

Once a Contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions

(which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this "original signature" restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.

Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.


Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.


In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.

Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.


Transfers After the Annuity Commencement Date

You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment. Once elected, the fixed annuity payment is irrevocable.

These provisions also apply during the i4LIFE (Reg. TM) Advantage Lifetime Income Period. See i4LIFE (Reg. TM) Advantage.


Ownership

The owner on the date of issue will be the person or entity designated in the contract specifications. If no owner is designated, the Annuitant(s) will be the owner. The owner may name a joint owner.


As Contractowner, you have all rights under the contract. According to New York law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Assignments may have an adverse impact on any Death Benefit or benefits offered under Living Benefit Riders in this product and may be prohibited under the terms of a particular rider. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.



Joint Ownership

If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.

Annuitant


The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us of the change, however we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the Death Benefits or benefits offered under Living Benefit Riders. See The Contracts - Death Benefit. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.



Surrenders and Withdrawals

Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Servicing Office), fax, or other electronic means. Withdrawal requests may be made by telephone, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.


The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Servicing Office. If we receive a surrender or withdrawal request in Good Order at our Servicing Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit Value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Servicing Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit Value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Servicing Office. The payment may be postponed as permitted by the 1940 Act.


There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.

Special restrictions on surrenders/withdrawals apply if your contract is purchased as part of a retirement plan of a public school system or 501(c)(3) organization under Section 403(b) of the tax code. Beginning January 1, 1989, in order for a contract to retain its tax-qualified status, Section 403(b) prohibits a withdrawal from a 403(b) contract of post 1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the Annuitant (a) attains age 591/2, (b) separates from service, (c) dies, (d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn).

Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction. Funds transferred to the contract from a 403(b)(7) custodial account will also be subject to restrictions. Participants in the Texas Optional Retirement Program should refer to the Restrictions under the Texas Optional Retirement Program, later in this prospectus.

The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters - Taxation of Withdrawals and Surrenders.


Additional Services

These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Servicing Office. For further detailed information on these services, please see Additional Services in the SAI.

Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain variable Subaccounts into the variable Subaccounts on a monthly basis or in accordance with other terms we make available.


You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged (DCA'd) is $1,500 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:

 o the Annuity Commencement Date;

 o the value of the amount being DCA'd is depleted; or

 o you cancel the program by written request or by telephone if we have your telephone authorization on file.


We reserve the right to restrict access to this program at any time.


A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the variable Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. DCA does not assure a profit or protect against loss.



The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges. See Charges and Other Deductions - Surrender Charge. Withdrawals under AWS will be noted on your quarterly statement. AWS is available for amounts allocated to the fixed account, if applicable.


The cross-reinvestment service automatically transfers the Contract Value in a designated variable Subaccount that exceeds a baseline amount to another specific variable Subaccount at specific intervals. You specify the applicable Subaccounts, the baseline amount and the interval period.


Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each variable Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing.


Only one of the three additional services (DCA, cross-reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross-reinvestment running simultaneously.



Sample Portfolios

You may allocate your initial Purchase Payment among a group of Subaccounts that invest in underlying funds within a sample portfolio. Each sample portfolio consists of several Subaccounts investing in underlying funds, each of which represents a specified percentage of your Purchase Payment. If you choose to select a sample portfolio, you must allocate 100% of your initial Purchase Payment to that portfolio, and we will invest your initial Purchase Payment among the Subaccounts within the portfolio according to the percentage allocations. Any subsequent Purchase Payments will be invested according to your instructions at the time of the subsequent Purchase Payment. You may de-select the sample portfolio at any time. The sample portfolios are available only at contract issue and are not available for election with any Living Benefit Rider (except i4LIFE (Reg. TM) Advantage without Guaranteed Income Benefit).

Your portfolio will not be automatically rebalanced. In order to maintain the portfolio's specified Subaccount allocation percentages, you must enroll in and maintain the portfolio rebalancing option under your contract, thereby authorizing us to automatically rebalance your Contract Value.

Your registered representative may discuss the portfolios with you to assist you in deciding how to allocate your initial Purchase Payment amongst the various investment options available under your contract. The portfolios were designed and prepared by Lincoln Investment Advisors Corporation (in consultation with Wilshire Associates) for use by Lincoln Financial Distributors, Inc. (LFD). LFD provides these portfolios to broker dealers who may provide them to their clients. These portfolios do not constitute investment advice, and you should consult your registered representative to determine whether you should utilize a portfolio or whether it is suitable for you based upon your goals, risk tolerance and time horizon. You bear the risk that a portfolio will not reflect the return expectations or risk tolerance that was expected over time.



Death Benefit

The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE (Reg. TM) Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.


 UPON DEATH OF:    AND...                             AND...                                DEATH BENEFIT PROCEEDS PASS TO:
Contractowner     There is a surviving joint owner   The Annuitant is living or deceased   joint owner

 UPON DEATH OF:    AND...
Contractowner     There is no surviving joint owner
 Contractowner     There is no surviving joint owner
                  and the Beneficiary predeceases the
                  Contractowner
Annuitant         The Contractowner is living
 Annuitant         The Contractowner is living
Annuitant**       The Contractowner is a trust or
                  other non-natural person



 UPON DEATH OF:    AND...                                 DEATH BENEFIT PROCEEDS PASS TO:
Contractowner     The Annuitant is living or deceased    designated Beneficiary
 Contractowner     The Annuitant is living or deceased    Contractowner's estate
Annuitant         There is no contingent Annuitant       The youngest Contractowner
                                                         becomes the contingent Annuitant
                                                         and the contract continues. The
                                                         Contractowner may waive* this
                                                         continuation and receive the Death
                                                         Benefit proceeds.
 Annuitant         The contingent Annuitant is living     contingent Annuitant becomes the
                                                         Annuitant and the contract continues
Annuitant**       No contingent Annuitant allowed        designated Beneficiary
                  with non-natural Contractowner



* Notification from the Contractowner to select the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

** Death of Annuitant is treated like death of the Contractowner.



If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE (Reg. TM) Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit the greater the protection.

You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.

You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Servicing Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.

Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.

If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.


Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.


Account Value Death Benefit. If you elect the Account Value Death Benefit contract option, we will pay a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. Once you have selected this Death Benefit option, it cannot be changed. (Your contract may refer to this benefit as the Contract Value Death Benefit.)

Guarantee of Principal Death Benefit. If you do not select a Death Benefit, the Guarantee of Principal Death Benefit will apply to your contract. If the Guarantee of Principal Death Benefit is in effect, the Death Benefit will be equal to the greater of:
 o The current Contract Value as of the Valuation Date we approve the payment of the claim; or

 o The sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value (withdrawals less than or equal to the Guaranteed Annual Income amount under any version of the Lincoln Lifetime IncomeSM Advantage 2.0 rider may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See The Contracts - Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)).

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.

The Guarantee of Principal Death Benefit may be discontinued by completing the Death Benefit Discontinuance form and sending it to our Servicing Office. The benefit will be discontinued as of the Valuation Date we receive the request and the Account Value Death Benefit will apply. We will deduct the charge for the Account Value Death Benefit as of that date. See Charges and Other Deductions.

Enhanced Guaranteed Minimum Death Benefit (EGMDB). If the EGMDB is in effect, the Death Benefit paid will be the greatest of:

 o the current Contract Value as of the Valuation Date we approve the payment of the claim; or

 o the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value (withdrawals less than or equal to the Guaranteed Annual Income amount under any version of the Lincoln Lifetime IncomeSM Advantage 2.0 rider may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See The Contracts - Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)); or
 o the highest Contract Value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the Contractowner, joint owner (if applicable) or Annuitant for whom the death claim is approved for payment. The highest Contract Value is increased by Purchase Payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the Contract Value.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. All references to withdrawals include deductions for any applicable charges associated with those withdrawals and premium taxes, if any.


You may discontinue the EGMDB at any time by completing the Death Benefit Discontinuance form and sending it to our Servicing Office. The benefit will be discontinued as of the Valuation Date we receive the request, and the Guarantee of Principal Death Benefit or the Account Value Death Benefit will apply. We will deduct the applicable charge for the new Death Benefit as of that date. See Charges and Other Deductions.

The EGMDB is only available under nonqualified, IRA or Roth IRA contracts if the Contractowner, joint owner and Annuitant are under age 80 at the time of issuance.


General Death Benefit Information


Only one of these Death Benefits may be in effect at any one time. This benefit terminates if you elect i4LIFE (Reg. TM) Advantage or if you elect an annuitization option. i4LIFE (Reg. TM) Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE (Reg. TM) Advantage - i4LIFE (Reg. TM) Advantage Death Benefit section of this prospectus for more information.


If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continues the contract, we will pay a Death Benefit to the designated Beneficiary(s).


If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. The U.S. Supreme Court recently held that same-sex spouses who have been married under state law will now be treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.

Should the surviving spouse elect to continue the contract, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. If the contract is continued in this way the Death Benefit in effect at the time the Beneficiary elected to continue the contract will remain as the Death Benefit.


The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following:

1.proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and

2.written authorization for payment; and

3.all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.

Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
 o If any Beneficiary dies before the Contractowner, that Beneficiary's interest will go to any other Beneficiaries named, according to their respective interests; and/or
 o If no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner's estate.

If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.

Unless the Contractowner has already selected a settlement option, the Beneficiary may choose the method of payment of the Death Benefit. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner's date of death unless the Beneficiary begins receiving within one year of the Contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary's life expectancy.

Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If the Death Benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.


Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be "escheated". This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.

To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by filing a written request with our Servicing Office.


SecureLine (Reg. TM). As of February 3, 2014, SecureLine (Reg. TM) is no longer offered. Prior to February 3, 2014, in the case of a death of one of the parties to the annuity contract, if the recipient of the Death Benefit had elected a lump sum settlement and the Death Benefit was over $10,000, the proceeds were placed into a SecureLine (Reg. TM) account in the recipient's name as the owner of the account. SecureLine (Reg. TM) is a service that helped the recipient manage the Death Benefit proceeds. With SecureLine (Reg. TM), an interest bearing account was established from the proceeds payable on a policy or contract administered by us. The recipient is the owner of the account, and is the only one authorized to transfer proceeds from the account. Instead of mailing the recipient a check, we will send a checkbook so that the recipient will have access to the account by writing a check. The recipient may choose to leave the proceeds in this account, or may begin writing checks right away. If the recipient decides he or she wants the entire proceeds immediately, the recipient may write one check for the entire account balance. The recipient can write as many checks as he or she wishes. We may at our discretion set minimum withdrawal amounts per check. The total of all checks written cannot exceed the account balance. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account. The recipient may request that surrender proceeds be paid directly to him or her instead of applied to a SecureLine (Reg. TM) account.


Interest credited in the SecureLine (Reg. TM) account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that the recipient consult a tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine (Reg. TM) account. The balance in the recipient's SecureLine (Reg.
TM) account starts earning interest the day the account is opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to the recipient's account on the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to the recipient's SecureLine (Reg. TM) account may be more or less than the rate earned on funds held in our general account. The interest rate offered with a SecureLine (Reg.
TM) account is not necessarily that credited to the fixed account.

There are no monthly fees. The recipient may be charged a fee for a stop payment or if a check is returned for insufficient funds.


Investment Requirements


If you purchase a Living Benefit Rider (except i4LIFE (Reg. TM) Advantage without Guaranteed Income Benefit), you will be subject to Investment Requirements. This means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to

Contractowners who have not elected a Living Benefit Rider. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER (Reg. TM) Advantage (Managed Risk) you must allocate your Contract Value in accordance with the Investment Requirements for Managed Risk Riders section below. If you elect any other Living Benefit Rider, you must allocate your Contract Value in accordance with the Investment Requirements for other Living Benefit Riders section below. Currently, if you purchase i4LIFE (Reg. TM) Advantage without Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future.

If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue, or add it to an existing contract. You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.

Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds' overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns. These risk management strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The success of the adviser's risk management strategy depends, in part, on the adviser's ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the fund's benefit. There is no guarantee that the strategy can achieve or maintain the fund's optimal risk targets. The fund's performance may be negatively impacted in certain markets as a result of reliance on these strategies. In low volatility markets the volatility management strategy may not mitigate losses. In addition, the adviser may not be able to effectively implement the strategy during rapid or extreme market events. Such inefficiency in implementation could cause the fund to lose more money than investing without the risk management strategy or not realize potential gains. Any one of these factors could impact the success of the volatility management strategy, and the fund may not perform as expected.

These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk riders) in part, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. Our financial interest in reducing loss and the volatility of overall Contract Values, in light of our obligations to provide benefits under the riders, may be deemed to present a potential conflict of interest with respect to the interests of Contractowners. In addition, any negative impact to the underlying funds as a result of the risk management strategies may limit Contract Values, which in turn may limit your ability to achieve step-ups of the benefit base under a Living Benefit Rider. For more information about the funds and the investment strategies they employ, please refer to the funds' current prospectuses. Fund prospectuses are available by contacting us.


We have divided the Subaccounts of your contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.


You can select the percentages of Contract Value (or Account Value if i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.

In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a pro-rata basis, based on your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement.

Investment Requirements for Managed Risk Riders (formerly Protected Funds Riders). If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk), or 4LATER (Reg. TM) Advantage (Managed Risk), you must currently allocate your Contract Value among one or more of the following Subaccounts only.




 Group 1                                        Group 2
Investments must be at least 30% of Contract   Investments cannot exceed 70% of Contract
Value or Account Value                         Value or Account Value
---------------------------------------------- -----------------------------------------------
 LVIP American Preservation Fund                American Funds Managed Risk Asset Allocation
                                               FundSM
                                               American Funds Managed Risk Blue Chip Income
                                               and Growth FundSM
                                               American Funds Managed Risk Growth FundSM
                                               American Funds Managed Risk Growth-Income
                                               FundSM
                                               American Funds Managed Risk International
                                               FundSM
                                               LVIP Managed Risk American Balanced
                                               Allocation Fund
                                               LVIP Managed Risk American Growth Allocation
                                               Fund



 Group 1                                        Group 3
Investments must be at least 30% of Contract   Investments cannot exceed 10% of Contract
Value or Account Value                         Value or Account Value
---------------------------------------------- ------------------------------------------
 LVIP American Preservation Fund                No Subaccounts at this time.



The fixed account is only available for dollar cost averaging.


As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE (Reg. TM) Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.

o American Funds Managed Risk Asset Allocation FundSM
o LVIP American Preservation Fund

o LVIP Managed Risk American Balanced Allocation Fund
o LVIP Managed Risk American Growth Allocation Fund




Investment Requirements for other Living Benefit Riders. If you elected a Living Benefit Rider other than Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed
Risk), or 4LATER (Reg. TM) Advantage (Managed Risk), you must currently allocate your Contract Value among one or more of the following Subaccounts.




 Group 1                                        Group 2
Investments must be at least 30% of Contract   Investments cannot exceed 70% of Contract
Value or Account Value                         Value or Account Value
---------------------------------------------- -------------------------------------------
 American Funds Bond Fund                       All other Subaccounts.
 American Funds Global Bond Fund
 American Funds Mortgage FundSM
 American Funds U.S. Government/AAA-Rated
  Securities Fund
 LVIP American Preservation Fund



 Group 1                                        Group 3
Investments must be at least 30% of Contract   Investments cannot exceed 10% of Contract
Value or Account Value                         Value or Account Value
---------------------------------------------- ------------------------------------------
 American Funds Bond Fund                       No Subaccounts at this time.
 American Funds Global Bond Fund
 American Funds Mortgage FundSM
 American Funds U.S. Government/AAA-Rated
  Securities Fund
 LVIP American Preservation Fund



The fixed account is only available for dollar cost averaging.


As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE (Reg. TM) Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.


o American Funds Asset Allocation Fund

o American Funds Bond Fund

o American Funds Global Balanced FundSM

o American Funds Global Bond Fund
o American Funds Managed Risk Asset Allocation FundSM
o American Funds Mortgage FundSM
o American Funds U.S. Government/AAA-Rated Securities Fund

o LVIP American Balanced Allocation Fund

o LVIP American Growth Allocation Fund
o LVIP American Income Allocation Fund

o LVIP American Preservation Fund
o LVIP Managed Risk American Balanced Allocation Fund
o LVIP Managed Risk American Growth Allocation Fund

Living Benefit Riders


The optional Living Benefit Riders offered under this variable annuity contract are described in the following sections. The riders offer either a minimum withdrawal benefit (Lincoln SmartSecurity (Reg. TM) Advantage), a minimum Annuity Payout (i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit and 4LATER (Reg. TM) Advantage (Managed Risk)), or an income benefit (Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Lifetime IncomeSM Advantage 2.0). Living Benefit Riders which are no longer available for purchase include: Lincoln SmartSecurity (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage 2.0. Certain versions of i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit may also be unavailable unless guaranteed under a prior rider you purchased. You may not elect more than one Living Benefit Rider at any one time. Upon election of a Living Benefit Rider, you will be subject to Investment Requirements (unless you elect i4LIFE (Reg. TM) Advantage without the Guaranteed Income Benefit).

Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. Terms and conditions may change after the contract is purchased.

The benefits and features of the optional Living Benefit Riders are separate and distinct from the downside protection strategies that may be employed by the funds offered under this contract. The riders do not guarantee the investment results of the funds.

The Living Benefit Riders provide different methods to take income from your Contract Value or receive lifetime payments and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. Before you elect a rider, or terminate your existing rider to elect a new rider, you should carefully review the terms and conditions of each rider. If you elect a rider at contract issue, then the rider will be effective on the contract's effective date.


Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)

Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is a Living Benefit Rider available for purchase in your contract that provides:

 o Guaranteed periodic withdrawals up to the Guaranteed Annual Income amount (with certain exceptions listed later, up to the Contractowner's age 80 on qualified contracts and up to the Contractowner's age 95 (or the younger of you and your spouse if the joint life option is elected) for nonqualified contracts) which is based upon a guaranteed Income Base (a value equal to either your initial Purchase Payment or Contract Value, if elected after the contract's effective date);
 o Lifetime income is available through i4LIFE (Reg. TM) Advantage or Guaranteed Annual Income Amount Annuity Payout Option which must be elected by specific ages set forth below;
 o A 5% Enhancement to the Income Base (less Purchase Payments received in that year) if greater than an Automatic Annual Step-up so long as no withdrawals are made in that year and the rider is within the Enhancement Period;
 o Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base after the 5% Enhancement;

 o Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).

Prior to May 12, 2014, this rider was called Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds. A prior version of this rider, Lincoln Lifetime IncomeSM Advantage 2.0, provided lower Guaranteed Annual Income percentages with less restrictive Investment Requirements. All terms that apply to Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) apply to Lincoln Lifetime IncomeSM Advantage 2.0 except as noted. Lincoln Lifetime IncomeSM Advantage 2.0 is no longer available for purchase.

Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount or that are not payable to the original Contractowner or original Contractowner's bank account (or to the original Annuitant or the original Annuitant's bank account, if the owner is a non-natural person) (Excess Withdrawals) may significantly reduce your Income Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal and will terminate the rider if the Income Base is reduced to zero. Withdrawals will also negatively impact the availability of the 5% Enhancement.

In order to purchase Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), the Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. This rider provides guaranteed, periodic withdrawals regardless of the investment performance of the contract, provided that certain conditions are met. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral. An Income Base is used to calculate the Guaranteed Annual Income payment from your contract, but is not available as a separate benefit upon death or surrender. The Income Base is equal to the initial Purchase Payment (or Contract Value if elected after contract issue), increased by subsequent Purchase Payments, Automatic Annual Step-ups and 5% Enhancements, and decreased by Excess Withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason.

This rider provides for guaranteed, periodic withdrawals up to the Guaranteed Annual Income amount commencing after the younger of you or your spouse (joint life option) reach age 55. The Guaranteed Annual Income payments are based upon specified percentages of the Income Base. The specified withdrawal percentages of the Income Base are age based and may increase over time. With the single life and joint life options, you may receive Guaranteed Annual Income payments for your lifetime through the election of i4LIFE (Reg. TM) Advantage or the Guaranteed Annual Income Amount Annuity Payout Option. If an election is not made, the Lincoln Lifetime IncomeSM Advantage 2.0 rider will terminate. Except as specified below, this election must be made by the Contractowner's age 80 for qualified contracts and up to the Contractowner's (or joint owner's if younger) age 95 for nonqualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012 and all purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) who own their riders through the 5th Benefit Year anniversary must elect i4LIFE (Reg. TM) Advantage or the Guaranteed Annual Income Amount Annuity Payout Option prior to age 85 for qualified contracts or age 99 for nonqualified contracts.

Lincoln New York offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your Contract Value and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. Information about the relationship between Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and these other riders is included later in this discussion. Not all riders will be available at all times. You may consider purchasing Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) if you want a guaranteed lifetime income payment that may grow as you get older and may increase through the Automatic Annual Step-up or 5% Enhancement. The cost of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may be higher than other Living Benefit Riders that you may purchase in your contract. The age at which you may start receiving the Guaranteed Annual Income amount may be different than the ages that you may receive guaranteed payments under other riders.

Availability. If you are interested in this rider, you must elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). Lincoln Lifetime IncomeSM Advantage 2.0 is no longer available for purchase. For contracts issued on or after August 26, 2013, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is only available for election at the time the contract is purchased.

Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be at least age 50 and age 85 or younger (age 76 for qualified contracts) at the time this rider is elected. You cannot elect the rider and any other Living Benefit Rider offered in your contract at the same time. You may not elect the rider if you have also elected i4LIFE (Reg. TM) Advantage or 4LATER (Reg. TM) Advantage (Managed Risk), which are Annuity Payout options. There is no guarantee that Lincoln Lifetime IncomeSM Advantage 2.0 (Managed
Risk) will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. In addition, we may make different versions of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) available to new purchasers.

If you purchased your contract prior to August 26, 2013, and you own a Living Benefit Rider (other than Lincoln Lifetime IncomeSM Advantage 2.0) and wish to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), you must first terminate your existing Living Benefit Rider. You must wait at least 12 months after this termination, and also comply with your existing Living Benefit Rider's termination rules, before you will be able to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). For further information on termination rules, see the "Termination" section associated with your Living Benefit Rider. In all cases, by terminating your existing Living Benefit Rider, you will no longer be entitled to any of the benefits that have accrued under that rider.

If you purchase Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), you will be limited in your ability to invest within the Subaccounts offered within your contract. You will be required to adhere to Investment Requirements for Managed Risk Riders. If you purchased Lincoln Lifetime IncomeSM Advantage 2.0 you are required to adhere to Investment Requirements for other Living Benefit Riders.

In addition, the fixed account is not available except for use with dollar cost averaging. See Investment Requirements for more information.

If the rider is elected at contract issue, then the rider will be effective on the contract's effective date. If the rider is elected after the contract is issued (available only for contracts issued prior to August 26, 2013), the rider will be effective on the next Valuation Date following approval by us.


Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.

Income Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The Income Base is not available to you as a lump sum withdrawal or a Death Benefit. The initial Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial Purchase Payment . If you elect the rider after we issue the contract, the initial Income Base will equal the Contract Value on the effective date of the rider. The maximum

Income Base is $10,000,000. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders of all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.

Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payment (not to exceed the maximum Income Base); for example, a $10,000 additional Purchase Payment will increase the Income Base by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000, the rider charge will change to the then current charge in effect on the next Benefit Year anniversary. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.


Excess Withdrawals reduce the Income Base as discussed below. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base.


Since the charge for the rider is based on the Income Base, the cost of the rider increases when additional Purchase Payments, Automatic Annual Step-ups and 5% Enhancements are made, and the cost decreases as Excess Withdrawals are made because these transactions all adjust the Income Base. In addition, the percentage charge may change when Automatic Annual Step-ups or 5% Enhancements occur as discussed below or additional Purchase Payments occur. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge.


5% Enhancement. On each Benefit Year anniversary, the Income Base, minus Purchase Payments received in that year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) are under age 86, if there were no withdrawals in that year and the rider is within the Enhancement Period. The Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the 5% Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Any Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating the 5% Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.


If you decline an Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the rider charge could increase to the then current charge at the time of any 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year. In order to be eligible to receive further 5% Enhancements the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) must still be living and be under age 86.


Note: The 5% Enhancement is not available in any year there is a withdrawal from Contract Value including a Guaranteed Annual Income payment. A 5% Enhancement will occur in subsequent years only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.


The following is an example of the impact of the 5% Enhancement on the Income Base (assuming no withdrawals):

Initial Purchase Payment = $100,000; Income Base = $100,000

Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000

Additional Purchase Payment on day 95 = $10,000; Income Base = $125,000

On the first Benefit Year anniversary, the Income Base will not be less than $130,750 ($115,000 times 1.05%=$120,750 plus $10,000). The $10,000 Purchase
Payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year anniversary.

The 5% Enhancement will be in effect for 10 years (the Enhancement Period) from the effective date of the rider. A new Enhancement Period will begin each time an Automatic Annual Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Income Base, you will not receive the 5% Enhancement. If the Automatic Annual Step-up and the 5% Enhancement increase the Income Base to the same amount then you will receive the Automatic Annual Step-up. The 5% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10,000,000.

You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal, including a Guaranteed Annual Income payment from the contract during that Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the contract and the rider is within the Enhancement Period.

An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawal Amount section below.

If during the first 10 Benefit Years your Income Base is increased by the 5% Enhancement on the Benefit Year anniversary, your percentage charge for the rider will not change on the Benefit Year anniversary. However, the amount you pay for the rider will increase since the charge for the rider is based on the Income Base. After the 10th Benefit Year anniversary the annual rider percentage charge may increase to the current charge each year if the Income Base increases as a result of the 5% Enhancement, but the charge will never exceed the guaranteed maximum annual percentage charge of 2.00%. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge.


If your percentage charge for this rider is increased due to a 5% Enhancement that occurs after the 10th Benefit Year anniversary, you may opt-out of the 5% Enhancement by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time thereafter (if an Enhancement would cause your percentage charge to increase) if you do not want the 5% Enhancement. You may not opt-out of the 5% Enhancement if the current charge for the rider increases due to additional Purchase Payment made during that Benefit Year that exceeds the $100,000 Purchase Payment restriction after the first Benefit Year. See Income Base section for more details.

Automatic Annual Step-ups of the Income Base. The Income Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:

   a.the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are still living and under age 86; and

   b.the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the rider charge and account fee), plus any Purchase Payments made on that date and Persistency Credits, if any, added on that date, is equal to or greater than the Income Base after the 5% Enhancement (if any).


Each time the Income Base is stepped up to the current Contract Value as described above, your percentage charge for the rider will be the current charge for the rider, not to exceed the guaranteed maximum charge. Therefore, your percentage charge for this rider could increase every Benefit Year anniversary. See Charges and Other Deductions - Rider Charges - Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge.


Each time the Automatic Annual Step-up occurs a new Enhancement Period starts. The Automatic Annual Step-up is available even in those years when a withdrawal has occurred.


If your percentage charge for this rider is increased upon an Automatic Annual Step-up, you may opt-out of the Automatic Annual Step-up by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your percentage charge for the rider to change. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the percentage charge increases if you do not want the Step-up. As stated above, if you decline an Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the rider charge could increase to the then current charge at the time of any 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year. See the earlier Income Base section. You may not opt-out of the Automatic Annual Step-up if an additional Purchase Payment made during that Benefit Year caused the charge for the rider to increase to the current charge.


Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments):


                                                                                        Potential
                                            Contract   Income Base with                 for Charge
                                              Value     5% Enhancement    Income Base   to Change
                                           ---------- ------------------ ------------- -----------
      Initial Purchase Payment $50,000 .    $50,000          N/A            $50,000        N/A
      1st Benefit Year anniversary........  $54,000         $52,500         $54,000        Yes
      2nd Benefit Year anniversary........  $53,900         $56,700         $56,700        No
      3rd Benefit Year anniversary........  $56,000         $59,535         $59,535        No
      4th Benefit Year anniversary........  $64,000         $62,512         $64,000        Yes


On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700=$2,835). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10,000,000.


Withdrawal Amount. You may make periodic withdrawals up to the Guaranteed Annual Income amount each Benefit Year as long as your Guaranteed Annual Income amount is greater than zero until the last day to elect either i4LIFE (Reg. TM) Advantage or the Guaranteed Annual Income Amount Annuity Payout Option set forth above. At that time, you must elect i4LIFE (Reg. TM) Advantage or the Guaranteed

Annual Income Amount Annuity Payout option to continue receiving Guaranteed Annual Income payments for life. You may start taking Guaranteed Annual Income withdrawals when you (single life option) or the younger of you and your spouse (joint life option) turn age 55.


The initial Guaranteed Annual Income amount is calculated when you purchase the rider. If you (or younger of you and your spouse if the joint life option is elected) are under age 55 at the time the rider is elected the initial Guaranteed Annual Income amount will be zero. If you (or the younger of you and your spouse if the joint life option is elected) are age 55 or older at the time the rider is elected the initial Guaranteed Annual Income amount will be equal to a specified percentage of the Income Base. Upon your first withdrawal the Guaranteed Annual Income percentage is based on your age (single life option) or the younger of you and your spouse's age (joint life option) at the time of the withdrawal. For example, if you purchase Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) on or after May 20, 2013, at age 60 (single life option), your Guaranteed Annual Income percentage is 4% (see the table below). If you waited until you were age 70 (single life option) to make your first withdrawal your Guaranteed Annual Income percentage would be 5%. During the first Benefit Year the Guaranteed Annual Income amount is calculated using the Income Base as of the effective date of the rider (including any Purchase Payments made within the first 90 days after the effective date of the rider). After the first Benefit Year anniversary we will use the Income Base calculated on the most recent Benefit Year anniversary for calculating the Guaranteed Annual Income amount. After your first withdrawal the Guaranteed Annual Income amount percentage will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income amount percentage will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.


Guaranteed Annual Income Percentages by Ages for rider elections on or after
                                 May 20, 2013:



             Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)




                Single Life Option                                    Joint Life Option
--------------------------------------------------    --------------------------------------------------
                                                               Age
                         Guaranteed Annual Income      (younger of you and      Guaranteed Annual Income
         Age                 amount percentage          your spouse's age)         amount percentage
--------------------    --------------------------    ---------------------    -------------------------
  55 - under 591/2                3.50%                 55 - under 591/2                 3.50%
     591/2 - 64                   4.00%                    591/2 - 64                    4.00%
         65+                      5.00%                     65 - 74                      4.50%
                                                              75+                        5.00%


                    Lincoln Lifetime IncomeSM Advantage 2.0



                Single Life Option                                    Joint Life Option
--------------------------------------------------    --------------------------------------------------
                                                               Age
                         Guaranteed Annual Income      (younger of you and      Guaranteed Annual Income
         Age                 amount percentage          your spouse's age)         amount percentage
--------------------    --------------------------    ---------------------    -------------------------
  55 - under 591/2                3.00%                 55 - under 591/2                 3.00%
     591/2 - 64                   3.50%                    591/2 - 64                    3.50%
       65 - 69                    4.50%                     65 - 69                      4.00%
         70+                      5.00%                       70+                        4.50%



Note that Guaranteed Annual Income percentages for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Lifetime IncomeSM Advantage 2.0 riders purchased prior to May 20, 2013, can be found in an Appendix to this prospectus.


If your Contract Value is reduced to zero because of market performance or rider charges, withdrawals equal to the Guaranteed Annual Income amount will continue automatically for your life (and your spouse's life if applicable) under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If the Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal the rider and contract will terminate.


Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base. All withdrawals you make will decrease the Contract Value. Surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount.


The following example shows the calculation of the Guaranteed Annual Income amount for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and how withdrawals less than or equal to the Guaranteed Annual Income amount affect the Income Base and the Contract Value. The Contractowner is age 60 (4% Guaranteed Annual Income percentage for Lincoln Lifetime IncomeSM Advantage

2.0 (Managed Risk)) elected on or after May 20, 2013, on the rider's effective date, and makes an initial Purchase Payment of $200,000 into the contract:



    Contract Value on the rider's effective date....................    $200,000
    Income Base on the rider's effective date.......................    $200,000
    Initial Guaranteed Annual Income amount on the rider's effective
    date ($200,000 x 4%) .                                              $  8,000
    Contract Value six months after rider's effective date..........    $210,000
    Income Base six months after rider's effective date.............    $200,000
    Withdrawal six months after rider's effective date when
    Contractowner is still age 60...................................    $  8,000
    Contract Value after withdrawal ($210,000 - $8,000) .               $202,000
    Income Base after withdrawal ($200,000 - $0) .                      $200,000
    Contract Value on first Benefit Year anniversary................    $205,000
    Income Base on first Benefit Year anniversary...................    $205,000
    Guaranteed Annual Income amount on first Benefit Year
    anniversary ($205,000 x 4%) .                                       $  8,200


Since there was a withdrawal during the first year, the 5% Enhancement is not available, but the Automatic Annual Step-up was available and increased the Income Base to the Contract Value of $205,000. On the first anniversary of the rider's effective date, the Guaranteed Annual Income amount is $8,200 (4% x $205,000).


Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income amount percentage multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner is age 60 (single life option), if the Guaranteed Annual Income amount of $2,000 (4% of $50,000 Income Base) is in effect and an additional Purchase Payment of $10,000 is made, the new Guaranteed Annual Income amount that Benefit Year is $2,400 ($2,000 + 4% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract. Persistency Credits added to the contract do not immediately increase the Guaranteed Annual Income amount but are added to the Contract Value and may increase the Income Base upon an Automatic Annual Step-up which in return may increase the Guaranteed Annual Income amount.


After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero.



5% Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount after the Income Base is adjusted either by a 5% Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income percentage.

Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal or are withdrawals made prior to age 55 (younger of you or your spouse for joint life) or that are not payable to the original Contractowner or original Contractowner's bank account (or to the original Annuitant or the original Annuitant's bank account, if the owner is a non-natural person).

When an Excess Withdrawal occurs:

   1.The Income Base is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal; and

   2.The Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income amount percentage multiplied by the new (reduced) Income Base (after the pro rata reduction for the Excess Withdrawal).

We will provide you with quarterly statements that will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided on the front page of this prospectus if you have questions about Excess Withdrawals.

The following example demonstrates the impact of an Excess Withdrawal on the Income Base, the Guaranteed Annual Income amount and the Contract Value. The Contractowner who is age 60 (single life option) makes a $12,000 withdrawal which causes a $12,915.19 reduction in the Income Base.

Prior to Excess Withdrawal:
Contract Value = $60,000

Income Base = $85,000
Guaranteed Annual Income amount = $3,400 (4% of the Income Base of $85,000) After a $12,000 Withdrawal ($3,400 is within the Guaranteed Annual Income amount, $8,600 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $3,400 and the Income Base is not reduced:

Contract Value = $56,600 ($60,000 - $3,400)
Income Base = $85,000

The Contract Value is also reduced by the $8,600 Excess Withdrawal and the Income Base is reduced by 15.19435%, the same proportion that the Excess Withdrawal reduced the $56,600 Contract Value ($8,600 - $56,600)

Contract Value = $48,000 ($56,600 - $8,600)
Income Base = $72,084.81 ($85,000 x 15.19435% = $12,915.19; $85,000 -
$12,915.19 = $72,084.81)
Guaranteed Annual Income amount = $2,883.39 (4% of $72,084.81 Income Base)

On the following Benefit Year anniversary:

Contract Value = $43,000
Income Base = $72,084.81
Guaranteed Annual Income amount = $2,883.39 (4% x $72,084.81)

In a declining market, Excess Withdrawals may significantly reduce your Income Base as well as your Guaranteed Annual Income amount. If the Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal the rider and contract will terminate.

Surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount. Excess Withdrawals will be subject to surrender charges unless one of the waivers of surrender charge provisions set forth in this prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $3,400 Guaranteed Annual Income amount is not subject to surrender charges; the $8,600 Excess Withdrawal may be subject to surrender charges according to the surrender charge schedule in this prospectus. See Charges and Other Deductions - Surrender Charge.

Withdrawals from IRA contracts will be treated as within the Guaranteed Annual Income amount (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:

     1.Lincoln's automatic withdrawal service is used to calculate and pay the RMD;

     2.The RMD calculation must be based only on the value in this contract;
   and

     3.No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph).

If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.

Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters for a discussion of the tax consequences of withdrawals.


Guaranteed Annual Income Amount Annuity Payout Option. If you are required to take annuity payments because you have reached age 80 (qualified contracts) or age 95 (nonqualified contracts) and have not elected i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4), you have the option of electing the Guaranteed Annual Income Amount Annuity Payout Option. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) who own their riders through the 5th Benefit Year anniversary have until age 85 (qualified contracts) or age 99 (nonqualified contracts) to elect the Guaranteed Annual Income Amount Annuity Payout Option. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the Guaranteed Annual Income Amount Annuity Payout Option. If you are receiving the Guaranteed Annual Income Amount Annuity Payout Option, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. To be eligible the Death Benefit option in effect immediately prior to the effective date of the Guaranteed Annual Income Amount Annuity Payout Option must be one of the following Death Benefits: the Guarantee of Principal Death Benefit or the EGMDB. If the Account Value Death Benefit option is in effect, the Beneficiary will not be eligible to receive the final payment(s).

The Guaranteed Annual Income Amount Annuity Payout Option is an Annuity Payout option under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life (this option is different from other Annuity Payout options, including i4LIFE (Reg. TM) Advantage, which are based on your Contract Value). Contractowners may decide to choose the Guaranteed Annual Income Amount Annuity Payout Option over i4LIFE (Reg. TM) Advantage if they feel this may provide a higher final payment option over time and they may place more importance on this over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the joint life option.

The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the Guaranteed Annual Income Amount Annuity Payout Option will reduce the final payment dollar for dollar.

Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) has no provision for a payout of the Income Base or any other Death Benefit upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) does not impact the Death Benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the single life, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). If the Beneficiary elects to continue the contract after the death of the single life (through a separate provision of the contract), the Beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Income Base.

Upon the first death under the joint life option, withdrawals up to the Guaranteed Annual Income amount continue to be available for the life of the surviving spouse. The 5% Enhancement and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).

As an alternative, after the first death, the surviving spouse, if under age 86 (age 76 for qualified contracts), may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase. In deciding whether to make this change, the surviving spouse should consider whether the change will cause the Income Base and the Guaranteed Annual Income amount to decrease.

Termination. After the fifth anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will automatically terminate:
 o on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);

 o upon the death under the single life option or the death of the surviving spouse under the joint life option;
 o when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
 o upon surrender of the contract;
 o upon termination of the underlying annuity contract;
 o for qualified contracts, on the final day of the Contractowner's eligibility to elect i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version
   4) or the Guaranteed Annual Income Amount Annuity Payout Option; or
 o for nonqualified contracts, on the final day of the Contractowner's eligibility to elect i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) or the Guaranteed Annual Income Amount Annuity Payout Option.


The termination will not result in any increase in Contract Value equal to the Income Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can re-elect any Living Benefit Rider or any other living benefits we may offer in the future.

i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (Managed Risk) for purchasers who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). i4LIFE (Reg. TM) Advantage is an optional Annuity Payout rider that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a Death Benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for election at the time you elect i4LIFE (Reg. TM) Advantage. You cannot have both i4LIFE (Reg. TM) Advantage and Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) in effect on your contract at the same time.

Prior to the Annuity Commencement Date, Contractowners with any active version of Lincoln Lifetime IncomeSM Advantage 2.0 may decide to drop their rider and elect i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit. This election is possible even if i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is no longer available for purchase. (Contractowners with Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) must elect i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk).) Contractowners are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those in effect at the time they purchase Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). If the decision to drop Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is made, the Contractowner can use the greater of the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up (or inception date) or the Account Value immediately prior to electing i4LIFE (Reg. TM) Advantage to establish the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (Managed Risk). If the decision to elect i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (Managed
Risk)(version 4) is made because it is the last day of the Contractowner's eligibility to elect i4LIFE (Reg. TM) Advantage, the Contractowner may also use the current Guaranteed Annual Income amount, if higher, to establish the initial Guaranteed Income Benefit. This decision must be made by the maximum age to elect i4LIFE (Reg. TM) Advantage, which is age 95 for nonqualified contracts and age 80 for qualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012, who have waited until after the 5th Benefit Year anniversary may elect i4LIFE (Reg. TM) Advantage with the applicable version of Guaranteed Income Benefit until age 99 for nonqualified contracts and age 85 for qualified contracts.

If you choose to drop Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and have the single life option, you must purchase i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (Managed Risk) single life option. If you drop Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and have the joint life option, you must purchase i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (Managed Risk) joint life option. The minimum length of the i4LIFE (Reg. TM) Advantage Access Period will vary based upon when you purchased your Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Lifetime IncomeSM Advantage
2.0 (Managed Risk) rider and how long the rider was in effect before you decided to purchase i4LIFE (Reg. TM) Advantage. These requirements are specifically listed in the Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage section of this prospectus under Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments.

For nonqualified contracts, the Contractowner must elect the levelized option for Regular Income Payments. While i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (Managed Risk) is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.

When deciding whether to drop Lincoln Lifetime IncomeSM Advantage 2.0 (Managed
Risk) and purchase i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (Managed Risk) you should consider that depending on a person's age and the selected length of the Access Period, i4LIFE (Reg. TM) Advantage may provide a higher payout than the Guaranteed Annual Income amounts under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). You should consider electing i4LIFE (Reg. TM) Advantage when you are ready to immediately start receiving i4LIFE (Reg. TM) Advantage payments whereas with Lincoln Lifetime IncomeSM Advantage
2.0 (Managed Risk) you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE (Reg. TM) Advantage rider are treated as "amounts received as an annuity" under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an "exclusion ratio" as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income tax rates), and the remainder is treated as a nontaxable return of Purchase Payments. In contrast, withdrawals under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) are not treated as amounts received as an annuity because they occur prior to the annuity starting date. As a result, such withdrawals are treated first as a return of any existing gain in the contract (which is the measure of the extent to which the Contract Value exceeds Purchase Payments), and then as a nontaxable return of Purchase Payments.

Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The Death Benefit calculation for certain Death Benefit options in effect prior to the Annuity Commencement Date may change for Contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0 (Managed
Risk). Certain Death Benefit options provide that all withdrawals reduce the Death Benefit in the same proportion that the withdrawals reduce the Contract Value. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), withdrawals less than or equal to the Guaranteed Annual Income will reduce the sum of all Purchase Payment amounts on a dollar for dollar basis for purposes of calculating the Death Benefit under the Guarantee of Principal Death Benefit. The same also applies to the EGMDB rider if the Death Benefit is based on the sum of all Purchase Payments, decreased by withdrawals. See The Contracts - Death Benefits. Any Excess Withdrawals will reduce the sum of all Purchase Payments in the same proportion that the withdrawals reduced the Contract Value under any Death Benefit option in which proportionate withdrawals are in effect. This change has no impact on Death Benefit options in which all withdrawals reduce the Death Benefit calculation on a dollar for dollar basis. The terms of your contract will describe which method is in effect for your contract while this rider is in effect.

The following example demonstrates how a withdrawal will reduce the Death Benefit if both the EGMDB and Lincoln Lifetime IncomeSM Advantage 2.0 (Managed
Risk) are in effect when the Contractowner dies. Note that this calculation applies only to the sum of all Purchase Payments calculation and not for purposes of reducing the highest anniversary Contract Value under the EGMDB:


Contract Value before withdrawal $80,000

Guaranteed Annual Income amount $5,000

Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:

     a) Contract Value $80,000

     b) Sum of Purchase Payments $100,000

     c) Highest anniversary Contract Value $150,000

Withdrawal of $9,000 will impact the Death Benefit calculation as follows:

     a) $80,000 - $9,000 = $71,000 (Reduction $9,000)

     b) $100,000 - $5,000 = $95,000 (reduction by the amount of the Guaranteed Annual Income amount)

   ($95,000 - $5,067 = $89,933 [$95,000 times ($4,000/$75,000) = $5,067]
   Proportional reduction of Excess Withdrawal. Total reduction = $10,067.

   c) $150,000 - $16,875 = $133,125 [$150,000 times $9,000/$80,000 = $16,875].
   The entire $9,000 withdrawal reduced the Death Benefit option proportionally. Total reduction = $16,875.

Item c) provides the largest Death Benefit of $133,125.


Lincoln SmartSecurity (Reg. TM) Advantage


The Lincoln SmartSecurity (Reg. TM) Advantage rider is no longer available for purchase. This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial Purchase Payment (or Contract Value if elected after contract issue) adjusted for subsequent Purchase Payments, step-ups and withdrawals in accordance with the provisions set forth below.


With Lincoln SmartSecurity (Reg. TM) Advantage, the Guaranteed Amount will automatically step-up to the Contract Value, if higher, on each Benefit Year anniversary through the 10th anniversary. With Lincoln SmartSecurity (Reg. TM) Advantage, the Contractowner can also initiate additional 10-year periods of automatic step-ups.

You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With Lincoln SmartSecurity (Reg. TM) Advantage single life or joint life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse. These options are discussed below in detail.


By purchasing this rider, you will be limited in how much you can invest in certain Subaccounts. See The Contracts - Investment Requirements.


If the benefit is elected at contract issue, then the rider will be effective on the contract's effective date. If the benefit is elected after the contract is issued (by sending a written request to our Servicing Office), the rider will be effective on the next Valuation Date following approval by us.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the Contractowner elects to step-up the Guaranteed Amount (this does not include automatic annual step-ups within a 10-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next Valuation Date after notice of the step-up is approved by us.


Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elect the benefit at the time you purchase the contract, the Guaranteed Amount will equal your initial Purchase Payment. If you elect the benefit after we issue the contract, the Guaranteed Amount will equal the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $10,000,000 for Lincoln SmartSecurity (Reg. TM) Advantage. This maximum takes into consideration the combined guaranteed amounts under the Living Benefit Riders of all Lincoln New York contracts (or contracts issued by our affiliates) owned by you (or on which you are the Annuitant).

Additional Purchase Payments automatically increase the Guaranteed Amount by the amount of the Purchase Payment (not to exceed the maximum); for example, a $10,000 additional Purchase Payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero.


Each withdrawal reduces the Guaranteed Amount as discussed below.

Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments and step-ups are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.

Step-ups of the Guaranteed Amount. Under Lincoln SmartSecurity (Reg. TM) Advantage, the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary up to and including the 10th Benefit Year if:

     a. the Contractowner or joint owner is still living; and

   b. the Contract Value as of the Valuation Date, after the deduction of any withdrawals (including surrender charges), the rider charge and account fee plus any Purchase Payments made on that date is greater than the Guaranteed Amount immediately preceding the Valuation Date.

After the 10th Benefit Year anniversary, you may initiate another 10-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:

     a. each Contractowner and Annuitant is under age 81; and

     b. the Contractowner or joint owner is still living.

If you choose, we will administer this election for you automatically, so that a new 10-year period of step-ups will begin at the end of each prior 10-year step-up period.

Following is an example of how the step-ups work in Lincoln SmartSecurity (Reg.
TM) Advantage, (assuming no withdrawals or additional Purchase Payments):


                                              Contract   Guaranteed
                                                Value      Amount
                                             ---------- -----------
      Initial Purchase Payment $50,000......  $50,000     $50,000
      1st Benefit Year anniversary..........  $54,000     $54,000
      2nd Benefit Year anniversary..........  $53,900     $54,000
      3rd Benefit Year anniversary..........  $57,000     $57,000

Annual step-ups, if the conditions are met, will continue until (and including) the 10th Benefit Year anniversary. If you had elected to have the next 10-year period of step-ups begin automatically after the prior 10-year period, annual step-ups, if conditions are met, will continue beginning on the 11th Benefit Year anniversary.

Contractowner elected step-ups (other than automatic step-ups) will be effective on the next Valuation Date after we receive your request and a new Benefit Year will begin. Purchase Payments and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.

A Contractowner elected step-up (including Contractowner step-ups that we administer for you to begin a new 10-year step-up period) may cause a change in the percentage charge for this benefit. There is no change in the percentage charge when automatic, annual step-ups occur during a 10-year period. See Charges and Other Deductions - Rider Charges - Lincoln SmartSecurity (Reg. TM) Advantage Charge.

Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero.

On the effective date of the rider, the Maximum Annual Withdrawal amount is 5% of the Guaranteed Amount.

If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 5% of any additional Purchase Payments. For example, if the Maximum Annual Withdrawal amount is $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made, the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal amount to the greater of:

     a. the Maximum Annual Withdrawal amount immediately prior to the step-up;
or

     b. 5% of the new (stepped-up) Guaranteed Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:

     1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

     2. the Maximum Annual Withdrawal amount will remain the same.

Withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in the form of systematic installments, as calculated by Lincoln, of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this Contract Value. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters.

When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:


1. The Guaranteed Amount is reduced to the lesser of:
  o the Contract Value immediately following the withdrawal, or
  o the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

2. The Maximum Annual Withdrawal amount will be the least of:
  o the Maximum Annual Withdrawal amount immediately prior to the withdrawal;
or
  o the greater of:
   o 5% of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
   o 5% of the Contract Value immediately following the withdrawal; or
  o the new Guaranteed Amount.

The following example demonstrates the impact of a withdrawal in excess of the Maximum Annual Withdrawal amount on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 withdrawal caused a $32,000 reduction in the Guaranteed Amount.

Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of $100,000)

After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650

The Guaranteed Amount was reduced to the lesser of the Contract Value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000
- $7,000 = $78,000).

     The Maximum Annual Withdrawal amount was reduced to the least of:
     1) Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or
     2) The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the Contract Value following the withdrawal ($2,650); or
     3) The new Guaranteed Amount ($53,000).

The least of these three items is $2,650.

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.

Withdrawals in excess of the Maximum Annual Withdrawal amount will be subject to surrender charges (to the extent that total withdrawals exceed the free amount of withdrawals allowed during a Contract Year) and an Interest Adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the Interest Adjustment calculation.


Lifetime Withdrawals. Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (Contractowner) lifetime (single life option) or for the lifetimes of you (Contractowner) and your spouse (joint life option), as long as:


     1) No withdrawals are made before you (and your spouse if a joint life) are age 65; and

     2) An Excess Withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.

If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.

If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:

1) If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the Contract Value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or

2) The Contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first valuation date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that Valuation Date. This will reduce your Maximum Annual Withdrawal amount. A Contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:

     a.the Contractowner (and spouse if applicable) is age 65;

    b.the contract is currently within a 10-year automatic step-up period described above (or else a Contractowner submits a step-up request to start a new 10-year automatic step-up period) (the Contractowner must be eligible to elect a step-up; i.e., all Contractowners and the Annuitant must be alive and under age 81); and

     c.you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.

As an example of these two situations, if you purchased Lincoln SmartSecurity (Reg. TM) Advantage single life with $100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum Annual Withdrawal amount is $5,000. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or owner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a 10-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless Excess Withdrawals are made.

The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.

All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. If the contract is surrendered, the Contractowner will receive the Contract Value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.

If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.

Guaranteed Amount Annuity Payout Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payout Option is available.

The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 5% Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE (Reg. TM) Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your Contract Value is less than the Guaranteed Amount (and you don't believe the Contract Value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero.

If the Contract Value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.

Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.

Upon the death of the single life under Lincoln SmartSecurity (Reg. TM) Advantage single life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new single life, if the surviving spouse is under age
81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider: 1) the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount; 2) whether it is important to have Maximum Annual Withdrawal amounts for life versus the remainder of the prior Guaranteed Amount; and 3) the cost of the single life option.

Upon the first death under Lincoln SmartSecurity (Reg. TM) Advantage joint life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's Beneficiary elects to take the annuity Death Benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse Beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the joint life option to the single life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. In deciding whether to make this change, the surviving spouse should consider:

     1) if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and

     2) if the cost of the single life option is less than the cost of the joint life option.

If the surviving spouse of the deceased Contractowner continues the contract, the remaining automatic step-ups will apply to the spouse as the new Contractowner.

If a non-spouse Beneficiary elects to receive the Death Benefit in installments over life expectancy (thereby keeping the contract in force), the Beneficiary may continue Lincoln SmartSecurity (Reg. TM) Advantage if desired. Automatic step-ups under Lincoln SmartSecurity (Reg. TM) Advantage will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the Contract Value declines below the Guaranteed Amount (as adjusted for withdrawals of Death Benefit payments), the Beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the Death Benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this rider. If there are multiple Beneficiaries, each Beneficiary will be entitled to continue a share of Lincoln SmartSecurity (Reg. TM) Advantage equal to his or her share of the Death Benefit.


Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may change from a joint life option to a single life option (if available) (if the Contractowner is under age 81) at the current rider charge of the single life option. At the time of the change, the Guaranteed Amount will be reset to the current Contract Value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.


After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.

Termination. After the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent Contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. Lincoln SmartSecurity (Reg. TM) Advantage will automatically terminate:
 o on the Annuity Commencement Date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
 o upon the election of i4LIFE (Reg. TM) Advantage;
 o if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
 o upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
 o when a withdrawal in excess of the Maximum Annual Withdrawal amount reduces the Guaranteed Amount to zero; or
 o upon termination of the underlying annuity contract.

The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.


If you terminate the rider, you must wait one year before you can purchase any other Living Benefit Rider we offer in the future.

i4LIFE (Reg. TM) Advantage Option. Contractowners with an active Lincoln SmartSecurity (Reg. TM) Advantage rider who decide to terminate their rider and purchase i4LIFE (Reg. TM) Advantage can use any remaining Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE (Reg. TM) Advantage terms and charge in effect for new purchasers of i4LIFE (Reg. TM) Advantage at the time of the i4LIFE (Reg. TM) Advantage election. i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) is not available for purchasers of Lincoln SmartSecurity (Reg. TM) Advantage. Contractowners may consider this if i4LIFE (Reg. TM) Advantage will provide a higher payout amount, among other reasons. There are many factors to consider when making this decision, including the cost of the riders, the payout amounts and applicable guarantees. You should discuss this decision with your registered representative. See The Contracts - Living Benefit Riders - i4LIFE (Reg. TM) Advantage.



4LATER (Reg. TM) Advantage (Managed Risk)

4LATER (Reg. TM) Advantage (Managed Risk) is a rider that provides an Income Base which will be used to establish the amount of the Guaranteed Income Benefit payment upon the election of the i4LIFE (Reg. TM) Advantage rider. If you elect 4LATER (Reg. TM) Advantage (Managed Risk), you must later elect the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) feature under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (version 4) to receive a benefit from 4LATER (Reg. TM) Advantage (Managed Risk). You will be subject to certain Investment Requirements in which your Contract Value must be allocated among specified Subaccounts. See The Contracts - Investment Requirements.

Prior to May 12, 2014, this rider was called 4LATER (Reg. TM) Advantage Protected Funds.

Income Base. The Income Base is an amount used to calculate the Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) at a later date. The Income Base is not available to you as a lump sum withdrawal or as a Death Benefit. The initial Income Base varies based on when you elect the rider. If you elect the 4LATER (Reg. TM) Advantage (Managed Risk) at the time you purchase the contract, the Income Base will be equal to the initial Purchase Payment. If you elect the rider after you have purchased the contract, the initial Income Base will equal the Contract Value on the effective date of 4LATER (Reg. TM) Advantage (Managed Risk). The maximum Income Base is $10,000,000. The maximum takes into consideration the total guaranteed amounts from all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life, if joint life option) are the covered lives.

Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payments (not to exceed the maximum Income Base). For example, an additional Purchase Payment of $10,000 will increase the Income Base by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000, the charge for 4LATER (Reg. TM) Advantage (Managed Risk) will change to the then current charge in effect on the next Benefit Year anniversary. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.


Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal.

The following example demonstrates the impact of a withdrawal on the Income Base and the Contract Value. The Contractowner makes a withdrawal of $11,200 which causes a $12,550 reduction in the Income Base.

Prior to the withdrawal:
Contract Value = $112,000
Income Base = $125,500

After a withdrawal of $11,200, the Contract Value is reduced by 10% ($11,200) and the Income Base is also reduced by 10%, the same proportion that the withdrawal reduced the Contract Value ($11,200 - $112,000)

Contract Value = $100,800 ($112,000 - $11,200)
Income Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 =
$112,950)

In a declining market, withdrawals may significantly reduce your Income Base. If the Income Base is reduced to zero due to withdrawals, this rider will terminate. If the Contract Value is reduced to zero due to a withdrawal, both the rider and the contract will terminate.

Automatic Annual Step-up. The Income Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:

     a.the Annuitant (single life option), or the Secondary Life (joint life option) are still living and under age 86; and

   b.the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the rider charge and account fee), plus any Purchase Payments made on that date and Persistency Credits, if any, added on that date, is equal to or greater than the Income Base after the 5% Enhancement (if any).

The Automatic Annual Step-up is available even in years in which a withdrawal has occurred.

5% Enhancement. On each Benefit Year anniversary, the Income Base, minus Purchase Payments received in that year, will be increased by 5% if:

     a.the Annuitant (as well as the Secondary Life if the joint life option is in effect) are under age 86; and

     b.if there were no withdrawals in that year; and c.the rider is within the Enhancement Period described below.


The Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the 5% Enhancements will terminate at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Any new Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base. However, any new Purchase Payment must be invested in the contract for at least one Benefit Year before it will be used in calculating the 5% Enhancement. Any new Purchase Payments made within the first 90 days after the effective date of 4LATER (Reg. TM) Advantage (Managed
Risk) will be included in the Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.

If you decline the Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the 4LATER (Reg. TM) Advantage (Managed Risk) charge could increase to the then current charge at the time of any 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the Enhancements after the 10th Benefit Year. In order to be eligible to receive further 5% Enhancements the Annuitant (single life option), or the Secondary Life (joint life option) must still be living and be under age 86.


Note: The 5% Enhancement is not available in any year there is a withdrawal from Contract Value. A 5% Enhancement will occur in subsequent years only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the Enhancement will not occur until the Benefit Year anniversary of that year.

The following is an example of the impact of the 5% Enhancement on the Income Base (assuming no withdrawals):

Initial Purchase Payment = $100,000; Income Base = $100,000

Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000

Additional Purchase Payment on day 95 = $10,000; Income Base = $125,000

On the first Benefit Year anniversary, the Income Base will not be less than $130,750 ($115,000 times 1.05%=$120,750 plus $10,000). The $10,000 Purchase
Payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year anniversary.

As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Income Base, you will not receive the 5% Enhancement. If the Automatic Annual Step-up and the 5% Enhancement increase the Income Base to the same amount then you will receive the Automatic Annual Step-up. The 5% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10,000,000.

You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal. The 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the contract and the rider is within the Enhancement Period.

The following is an example of how the Automatic Annual Step-ups and the 5% Enhancement affect the Income Base and the potential for the charge to increase or decrease (assuming there have been no withdrawals or new Purchase Payments):



                                                                                Potential for
                                    Contract   Income Base with                    Charge
                                      Value     5% Enhancement    Income Base     to Change
                                   ---------- ------------------ ------------- --------------
Initial Purchase Payment $50,000 .  $50,000          N/A            $50,000         N/A
1st Benefit Year anniversary......  $54,000         $52,500         $54,000         Yes
2nd Benefit Year anniversary......  $53,900         $56,700         $56,700          No
3rd Benefit Year anniversary......  $56,000         $59,535         $59,535          No
4th Benefit Year anniversary......  $64,000         $62,512         $64,000         Yes

On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700=$2,835). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10,000,000.


Death Prior to the Annuity Commencement Date. 4LATER (Reg. TM) Advantage (Managed Risk) has no provision for a payout of the Income Base or any other Death Benefit upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of the 4LATER (Reg. TM) Advantage (Managed Risk) does not impact the Death Benefit options available for purchase with your annuity contract. Generally all Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9), as amended. See The Contracts - Death Benefit.

If the Contractowner is not also named as the Annuitant or the Secondary Life, upon the first death of the Annuitant or Secondary Life, the 4LATER (Reg. TM) Advantage (Managed Risk) rider will continue. Upon the second death of either the Annuitant or Secondary Life, 4LATER (Reg. TM) Advantage (Managed Risk) will terminate.

Upon the death of the Contractowner, the 4LATER (Reg. TM) Advantage (Managed
Risk) rider will continue only if either Annuitant or the Secondary Life becomes the new Contractowner and payments under i4LIFE (Reg. TM) Advantage begin within one year after the death of the Contractowner.

Eligibility. To elect 4LATER (Reg. TM) Advantage (Managed Risk), the Contractowner must be at least age 50 and age 85 or younger; the Annuitant and Secondary Life under the joint life option must be age 85 or younger.

For contracts issued on or after August 26, 2013, 4LATER (Reg. TM) Advantage (Managed Risk) is only available for election at the time the contract is purchased. 4LATER (Reg. TM) Advantage (Managed Risk) is not available for purchase with qualified contracts and is designed primarily for purchasers of non-qualified contracts where the owner and Annuitant are different people (single life option) or with joint life benefits where the Secondary Life is not a spouse. If you are eligible to elect Lincoln Lifetime IncomeSM Advantage
2.0 (Managed Risk) and you purchase joint life benefits where Secondary Life is a spouse, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) generally offers better benefits for the same charge. Please see Living Benefit Riders - Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), for more information about Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).

Termination. After the 5th anniversary of the effective date of the 4LATER (Reg. TM) Advantage (Managed Risk) rider, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. 4LATER (Reg. TM) Advantage (Managed Risk) will automatically terminate:

 o on the Annuity Commencement Date; or
 o if the Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral; or
 o upon the second death of either the Annuitant or Secondary Life; or
 o when the Income Base is reduced to zero due to withdrawals; or
 o the last day that you can elect i4LIFE (Reg. TM) Advantage (age 99 for non-qualified contracts); or
 o upon termination of the underlying contract.


If you terminate this rider, you must wait at least one year before you can elect any Living Benefit Rider we offer in the future.

i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) for purchasers who previously purchased 4LATER (Reg. TM) Advantage (Managed Risk). Contractowners with an active 4LATER (Reg. TM) Advantage (Managed Risk) will purchase i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) at the terms in effect when the Contractowner purchased 4LATER (Reg. TM) Advantage (Managed Risk) rider. i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) is a feature under i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4). i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) provides for periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period), a Death Benefit during the Access Period, and a minimum payout floor, called the Guaranteed Income Benefit. You will be required to adhere to certain Investment Requirements during the time you own i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk). See Living Benefit Riders - i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit for more information.

Once you elect i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed
Risk), you can use the greater of the Income Base under 4LATER (Reg. TM) Advantage (Managed Risk) or Account Value to establish the Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed
Risk). This decision must be made by the maximum age to elect i4LIFE (Reg. TM) Advantage, which is age 95. Purchasers of 4LATER (Reg. TM) Advantage (Managed
Risk) who have waited until after the 5th Benefit Year anniversary may elect i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (Managed Risk) until age 99.

If you elected the 4LATER (Reg. TM) Advantage (Managed Risk) joint life option, you must purchase i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed
Risk) joint life option.

Contractowners who elect 4LATER (Reg. TM) Advantage (Managed Risk) are guaranteed the ability in the future to elect i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) even if it is no longer available for purchase. They are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those at the time they elected 4LATER (Reg. TM) Advantage (Managed Risk). The minimum length of the i4LIFE (Reg. TM) Advantage Access Period will vary based upon when you purchased your 4LATER (Reg. TM) Advantage (Managed Risk) rider and how long the rider was in effect before you decided to purchase i4LIFE (Reg. TM) Advantage. These requirements are specifically listed in the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit section of this prospectus under Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments.

The Contractowner must elect the levelized option for Regular Income Payments. While i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.

You should consider electing i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) when you are ready to immediately start receiving i4LIFE (Reg. TM) Advantage payments. Payments from a nonqualified contract that a person receives under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) are treated as "amounts received as an annuity" under section 72 of the Internal Revenue

Code because the payments occur after the annuity starting date. These payments are subject to an "exclusion ratio" as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income tax rates), and the remainder is treated as a nontaxable return of Purchase Payments.


i4LIFE (Reg. TM) Advantage


i4LIFE (Reg. TM) Advantage (the Variable Annuity Payout Option rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. You may also purchase the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed
Risk) for an additional charge. i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) is the only version of the Guaranteed Income Benefit that is currently available unless you are guaranteed the right to elect a prior version under the terms of your Living Benefit Rider. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Charge.

i4LIFE (Reg. TM) Advantage is an Annuity Payout option that provides you with variable, periodic Regular Income Payments for life subject to certain conditions. These payouts are made during two time periods: an Access Period and a Lifetime Income Period. During the Access Period, you have access to your Account Value, which means you may surrender the contract, make withdrawals, and have a Death Benefit. During the Lifetime Income Period, you no longer have access to your Account Value. You choose the length of the Access Period when you select i4LIFE (Reg. TM) Advantage; the Lifetime Income Period begins immediately after the Access Period ends and continues until your death (or the death of a Secondary Life, if later). i4LIFE (Reg. TM) Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE (Reg.
TM) Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. You may also purchase the Guaranteed Income Benefit which provides a minimum payout floor for your Regular Income Payments. You choose when you want to receive your first Regular Income Payment and the frequency with which you will receive Regular Income Payments. The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving the Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. Regular Income Payments must begin within one year of the date you elect i4LIFE (Reg.
TM) Advantage. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. This option is available on non-qualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). This option is subject to a charge while the i4LIFE (Reg. TM) Advantage is in effect computed daily on the Account Value. See Charges and Other Deductions - i4LIFE (Reg. TM) Advantage Charge.

i4LIFE (Reg. TM) Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected after the effective date of the contract and before any other Annuity Payout option under this contract is elected by sending a completed i4LIFE (Reg. TM) Advantage election form to our Servicing Office. When you elect i4LIFE (Reg. TM) Advantage, you must choose the Annuitant, Secondary Life, if applicable, and make several choices about your Regular Income Payments. The Annuitant and Secondary Life may not be changed after i4LIFE (Reg. TM) Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE (Reg. TM) Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE (Reg. TM) Advantage election.

i4LIFE (Reg. TM) Advantage for IRA contracts is only available if the Annuitant and Secondary Life are age 591/2 or older at the time the option is elected. i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 on non-qualified contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless a Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a non-qualified annuity contract.


If i4LIFE (Reg. TM) Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE (Reg. TM) Advantage begins, any automatic withdrawal service will terminate. See The Contracts - Transfers on or Before the Annuity Commencement Date.


When you elect i4LIFE (Reg. TM) Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE (Reg.
TM) Advantage, unless you elect a less expensive Death Benefit option. Existing Contractowners with the Account Value Death Benefit who elect i4LIFE (Reg. TM) Advantage must choose the i4LIFE (Reg. TM) Advantage Account Value Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE (Reg. TM) Advantage began . See The Contracts - i4LIFE (Reg. TM) Advantage Death Benefits.


Access Period. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period, which begins on the Periodic Income Commencement Date. The Access Period is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). This is called the Lifetime Income Period. During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.

We will establish the minimum (currently 5 years) and maximum (currently the length of time between your current age and age 115 for non-qualified contracts or to age 100 for qualified contracts) Access Periods at the time you elect i4LIFE (Reg. TM) Advantage. Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. Additional restrictions may apply if you are under age 591/2 when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE (Reg. TM) Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE (Reg. TM) Advantage without a Guaranteed Income Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage.


Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE (Reg. TM) Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero.

Regular Income Payments during the Access Period. i4LIFE (Reg. TM) Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE (Reg. TM) Advantage, you will have to choose the date you will receive the initial Regular Income Payment. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. Regular Income Payments must begin within one year of the date you elect i4LIFE (Reg.
TM) Advantage. You also select when the Access Period ends and when the Lifetime Income Period begins. You must also select the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the assumed investment return. These choices will influence the amount of your Regular Income Payments.


If you do not choose a payment frequency, the default is a monthly frequency. You may also elect to have Regular Income Payments from non-qualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the assumed investment return. Return rates of 3%, 4% or 5% may be available. The higher the assumed investment return you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. You also choose the length of the Access Period. At this time, changes can only be made on Periodic Income Commencement Date anniversaries.

Regular Income Payments are not subject to any applicable surrender charges or Interest Adjustments. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.


The amount of the initial Regular Income Payment is determined on the Periodic Income Commencement Date by dividing the Contract Value, less applicable premium taxes by 1000 and multiplying the result by an annuity factor. The annuity factor is based upon:
  o the age and sex of the Annuitant and Secondary Life, if applicable;
  o the length of the Access Period selected;
  o the frequency of the Regular Income Payments;
  o the assumed investment return you selected; and
  o the Individual Annuity Mortality table specified in your contract.


The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit of the entire Account Value will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit of the full Account Value was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.


The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the assumed investment return to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the assumed investment return, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the assumed investment return, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the assumed investment return, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the assumed investment return, the Regular Income Payment will decrease by approximately 3%.

Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.


For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment.

For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE (Reg. TM) Advantage (and any Guaranteed Income Benefit if applicable) will terminate.

Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, assumed investment return and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
  o the age and sex of the Annuitant and Secondary Life (if living);
  o the frequency of the Regular Income Payments;
  o the assumed investment return you selected; and
  o the Individual Annuity Mortality table specified in your contract.

The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln New York's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.

Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.

During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.


i4LIFE (Reg. TM) Advantage Death Benefits

i4LIFE (Reg. TM) Advantage Account Value Death Benefit. The i4LIFE (Reg. TM) Advantage Account Value Death Benefit is available during the Access Period. This Death Benefit is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.

i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit. The i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit is available during the Access Period and will be equal to the greater of:
  o the Account Value as of the Valuation Date we approve the payment of the claim; or
  o the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
   o Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the Death Benefit by the dollar amount of the payment; and
   o all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.

   References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election.

In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.


The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:


    i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit...    $200,000
    Total i4LIFE (Reg. TM) Regular Income Payment.....................    $ 25,000
    Additional Withdrawal.............................................    $ 15,000   ($15,000/$150,000=10% withdrawal)
    Account Value at the time of Additional Withdrawal................    $150,000

     Death Benefit Value after i4LIFE (Reg. TM) Regular Income Payment = $200,000 - $25,000 = $175,000
     Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
     Reduction in Death Benefit Value for Withdrawal = $175,000 X 10% = $17,500

The Regular Income Payments reduce the Death Benefit by $25,000 and the additional withdrawal causes a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value.

During the Access Period, contracts with the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit may elect to change to the i4LIFE (Reg.
TM) Advantage Account Value Death Benefit. We will effect the change in Death Benefit on the Valuation Date we receive a completed election form at our Servicing Office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit.

i4LIFE (Reg. TM) Advantage EGMDB. The i4LIFE (Reg. TM) Advantage EGMDB is only available during the Access Period. This benefit is the greatest of:
  o the Account Value as of the Valuation Date on which we approve the payment of the claim; or
  o the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
   o Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the Death Benefit by the dollar amount of the payment; and
   o all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.

References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election; or
  o the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Purchase Payments and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments and withdrawals are deducted in the same proportion that Regular Income Payments and withdrawals reduce the Contract Value or Account Value.

When determining the highest anniversary value, if you elected the EGMDB in the base contract and this Death Benefit was in effect when you purchased i4LIFE (Reg. TM) Advantage, we will look at the Contract Value before i4LIFE (Reg. TM) Advantage and the Account Value after the i4LIFE (Reg. TM) Advantage election to determine the highest anniversary value.


In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the Death Benefit payable. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.

Contracts with the i4LIFE (Reg. TM) Advantage EGMDB may elect to change to the i4LIFE (Reg. TM) Advantage Guarantee of Principal or the i4LIFE (Reg. TM) Advantage Account Value Death Benefit. We will effect the change in Death Benefit on the Valuation Date we receive a completed election form at our Servicing Office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg. TM) Advantage EGMDB.


General Death Benefit Provisions. For all Death Benefit options, following the Access Period, there is no Death Benefit. The Death Benefits also terminate when the Account Value equals zero, because the Access Period terminates.

If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE (Reg. TM) Advantage Account Value Death Benefit.

For non-qualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.

If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE (Reg. TM) Advantage will terminate. A spouse Beneficiary may start a new i4LIFE (Reg. TM) Advantage program.

If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

     1.proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and

     2.written authorization for payment; and

     3.all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.

Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.


Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage


A Guaranteed Income Benefit may be available for purchase when you elect i4LIFE (Reg. TM) Advantage which ensures that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. See Charges and Other Deductions for a discussion of the Guaranteed Income Benefit charges. i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) is the only version of the Guaranteed Income Benefit available for purchase, unless you are guaranteed the right to elect a prior version under the terms of your Living Benefit Rider. Prior to May 12, 2014, the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) was called i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit Protected Funds.

i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) is an optional feature available for purchase that provides a Guaranteed Income Benefit and requires that you adhere to certain Investment Requirements. See Investment Requirements in this prospectus for more information about the Investment Requirements applicable to i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk). You will be subject to Investment Requirements applicable to i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed
Risk) for the entire time you own this rider. Failure to comply with the Investment Requirements will result in the termination of i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (Managed Risk). See i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit - Termination for more information. All of the other terms and conditions of i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (version 4) continue to apply to i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk).

As discussed below, certain features of the Guaranteed Income Benefit may be impacted if you purchased Lincoln SmartSecurity (Reg. TM) Advantage (withdrawal benefit rider), Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or Lincoln Lifetime IncomeSM Advantage 2.0 (income benefit riders), or 4LATER (Reg. TM) Advantage (Managed Risk) (minimum Annuity Payout rider) prior to electing i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit (Annuity Payout rider).


Additional Purchase Payments cannot be made to a contract with the Guaranteed Income Benefit. You are also limited in how much you can invest in certain Subaccounts. See the Contracts - Investment Requirements.


There is no guarantee that the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) option will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However, a Contractowner with Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) (including Lincoln Lifetime IncomeSM Advantage 2.0) who decides to drop that rider to purchase i4LIFE (Reg. TM) Advantage is guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the prior rider.

i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) is elected when you elect i4LIFE (Reg. TM) Advantage or during the Access Period, if still available for election, subject to terms and conditions at that time. You may choose not to purchase the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit at the time you purchase i4LIFE (Reg. TM) Advantage by indicating that you do not want the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit on the election form at the time that you purchase i4LIFE (Reg. TM) Advantage. If you intend to use the Guaranteed Amount from the Lincoln SmartSecurity (Reg. TM) Advantage rider or the Income Base from the Lincoln Lifetime IncomeSM Advantage
2.0 (Managed Risk) rider, Lincoln Lifetime IncomeSM Advantage 2.0 rider or 4LATER (Reg. TM) Advantage (Managed Risk) rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE (Reg. TM) Advantage.

The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. See i4LIFE (Reg. TM) Advantage - General i4LIFE (Reg. TM) Provisions for an example.


Guaranteed Income Benefit (Managed Risk) is the only version of the Guaranteed Income Benefit currently available for election unless you are guaranteed the right to elect a prior version under the terms of your Living Benefit Rider. Contractowners with Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER (Reg. TM) Advantage (Managed Risk) who wish to elect i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) must elect i4LIFE (Reg.
TM) Advantage Guaranteed Income Benefit (Managed Risk). Please refer to your Living Benefit Rider regarding the availability of prior versions of Guaranteed Income Benefit.

Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version
4). The following discussion applies to both Guaranteed Income Benefit (Managed
Risk) and Guaranteed Income Benefit (version 4) unless otherwise specified. For Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version
4), the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base or Guaranteed Amount as applicable), based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The specified percentages and the corresponding age-bands for calculating the initial Guaranteed Income Benefit are outlined in the applicable tables below for riders elected on or after May 20, 2013. Lincoln SmartSecurity (Reg. TM) Advantage purchasers use the date of the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit election to determine the table applicable to their contracts. (i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) is not available to Lincoln SmartSecurity (Reg. TM) Advantage purchasers.)


 Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:



i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) elections or prior purchasers of
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), or 4LATER (Reg. TM)
                           Advantage (Managed Risk)
                           on or after May 20, 2013.



              Single Life Option                                  Joint Life Option
-----------------------------------------------    -----------------------------------------------
                                                            Age
                         Percentage of Account      (younger of you and      Percentage of Account
         Age             Value or Income Base*       your spouse's age)      Value or Income Base*
--------------------    -----------------------    ---------------------    ----------------------
    Under age 40                2.50%                  Under age 40                 2.50%
       40 - 54                  3.00%                    40 - 54                    3.00%
  55 - under 591/2              3.50%                55 - under 591/2               3.50%
     591/2 - 64                 4.00%                   591/2 - 69                  4.00%
       65 - 69                  4.50%                    70 - 74                    4.50%
       70 - 79                  5.00%                    75 - 79                    5.00%
         80+                    5.50%                      80+                      5.50%


*Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider's effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit.


i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit elections or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0
                           on or after May 20, 2013.



              Single Life Option                                  Joint Life Option
-----------------------------------------------    -----------------------------------------------
                         Percentage of Account              Age              Percentage of Account
                         Value, Income Base or      (younger of you and      Value, Income Base or
         Age               Guaranteed Amount*        your spouse's age)       Guaranteed Amount*
--------------------    -----------------------    ---------------------    ----------------------
    Under age 40                2.00%                  Under age 40                 2.00%
       40 - 54                  2.50%                    40 - 54                    2.50%
  55 - under 591/2              3.00%                55 - under 591/2               3.00%
     591/2 - 64                 3.50%                   591/2 - 69                  3.50%
       65 - 69                  4.00%                    70 - 74                    4.00%
       70 - 74                  4.50%                      75+                      4.50%
         75+                    5.00%


*Purchasers of Lincoln SmartSecurity (Reg. TM) Advantage (regardless of the rider effective date) may use any remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

Note that Guaranteed Income Benefit percentages for riders purchased prior to May 20, 2013, can be found in an Appendix to this prospectus.



If the amount of your i4LIFE (Reg. TM) Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed

Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment). (Regular Income Payments also reduce the Account Value). This payment will be made from the variable Subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM) Account Value:


    i4LIFE (Reg. TM) Account Value before market decline............    $135,000
    i4LIFE (Reg. TM) Account Value after market decline.............    $100,000
    Guaranteed Income Benefit.......................................    $    810
    Regular Income Payment after market decline.....................    $    769
    Account Value after market decline and Guaranteed Income Benefit
    payment.........................................................    $ 99,190

The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.


The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For non-qualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the Valuation Date of the first periodic income payment of each calendar year. The first step-up is the Valuation Date of the first periodic income payment in the next calendar year following the Periodic Income Commencement Date.

The following example illustrates how the initial Guaranteed Income Benefit (Managed Risk) is calculated for a 60-year old Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 4% for a 60-year old (single life) per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit (Managed Risk) for i4LIFE (Reg. TM) Advantage elections table above. The example also assumes that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See The Contracts - i4LIFE (Reg. TM) Advantage - Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.




8/1/2013 Amount of initial Regular Income Payment................................  $  4,801
8/1/2013 Account Value at election of Guaranteed Income Benefit..................  $100,000
8/1/2013 Initial Guaranteed Income Benefit (4% times $100,000 Account Value) .     $  4,000
8/1/2014 Recalculated Regular Income Payment.....................................  $  6,000
8/1/2014 Guaranteed Income Benefit after step-up (75% of $6,000) .                 $  4,500


The Contractowner's Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment.


At the time of a step-up of the Guaranteed Income Benefit the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) percentage charge may increase subject to the maximum guaranteed charge of 2.00%. This means that your charge may change every year. If we automatically administer a new step-up for you and if your percentage charge is increased, you may ask us to reverse the step-up by giving us notice within 30 days after the date of the step-up. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the percentage charge to the percentage charge in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. Step-ups will continue after a request to reverse a step-up. i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charges. We will provide you with written notice when a step-up will result in an increase to the current charge so that you may give us timely notice if you wish to reverse a step-up.

The next section describes certain guarantees in Living Benefit Riders relating to the election of the Guaranteed Income Benefit.

Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). Contractowners who elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and purchase i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) in accordance with the same terms set out above for i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (version 4). If this decision is made, the Contractowner can use the greater of the Income Base under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the Account Value to establish the Guaranteed Income Benefit under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk). Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed
Risk) who wait until after the 5th Benefit Year anniversary may elect i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit until age 99 for nonqualified contracts and 85 for qualified contracts.

Lincoln Lifetime IncomeSM Advantage 2.0. Contractowners who purchase Lincoln Lifetime IncomeSM Advantage 2.0 are guaranteed the ability in the future to purchase i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) even if it is no longer available for purchase. They are also guaranteed that the Guaranteed Income Benefit percentages and Access Period requirements will be at least as favorable as those available at the time they purchased Lincoln Lifetime IncomeSM Advantage 2.0. See The Contracts - Lincoln Lifetime IncomeSM Advantage 2.0.

Contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0 rider may decide to drop Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4). If this decision is made, the Contractowner can use the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or since the rider's effective date (if there has not been an Automatic Annual Step-up) if greater than the Account Value to establish the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) at the terms in effect for purchasers of this rider. If the Contractowner drops Lincoln Lifetime IncomeSM Advantage 2.0 and purchases i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit (version 4) on the last day the Contractowner is eligible to purchase i4LIFE (Reg. TM) Advantage, the Contractowner may also use the current Guaranteed Annual Income amount, if higher, to establish the initial Guaranteed Income Benefit. This decision must be made by the maximum age to elect i4LIFE (Reg. TM) Advantage, which is age 95 for nonqualified contracts and age 80 for qualified contracts.

The following is an example of how the Guaranteed Amount from Lincoln SmartSecurity (Reg. TM) Advantage or the Income Base from Lincoln Lifetime IncomeSM Advantage 2.0 may be used to calculate the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit. The example assumes that on the date that i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit is elected the Contractowner is 70 years of age and has made no withdrawals from the contract. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 4.5% for a 70-year old (single life) per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above. The example assumes an annual payment mode has been elected.




           Account Value (equals Contract Value on date i4LIFE (Reg. TM) Advantage
    with Guaranteed Income Benefit is elected)....................................    $100,000
           Guaranteed Amount/Income Base on date i4LIFE (Reg. TM) Advantage with
    Guaranteed Income Benefit is elected:.........................................    $140,000
           Amount of initial Regular Income Payment...............................    $  5,411   per year
           Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed
    Amount/Income Base which is greater than $100,000 Account
    Value)........................................................................    $  6,300



Lincoln SmartSecurity (Reg. TM) Advantage. Contractowners who purchased Lincoln SmartSecurity (Reg. TM) Advantage are guaranteed that they may use the remaining Guaranteed Amount (if greater than the Account Value) at the time the initial Guaranteed Income Benefit is determined, to calculate the Guaranteed Income Benefit. The initial Guaranteed Income Benefit will be equal to the applicable percentage based on either the Contractowner's age (single life) or the youngest age of either the Contractowner or Secondary Life (if applicable) , at the time the Guaranteed Income Benefit is elected, multiplied by the remaining Guaranteed Amount. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above. In other words, the initial Guaranteed Income Benefit will equal the applicable percentage based on the Contractowner's age multiplied by the remaining Guaranteed Amount (if greater than the Account Value).

4LATER (Reg. TM) Advantage (Managed Risk). Contractowners who elect the 4LATER (Reg. TM) Advantage (Managed Risk) rider must elect i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) in accordance with the same terms set out above for i4LIFE (Reg. TM) Advantage Guaranteed Income. When this decision is made, the Contractowner can use the greater of the Income Base under 4LATER (Reg. TM) Advantage (Managed Risk) or the Account Value under i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) to calculate the amount of the initial Guaranteed Income Benefit. All other provisions of i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit apply.


Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. When you select the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:
  o A 4% assumed investment return (AIR) will be used to calculate the Regular Income Payments.

  o The minimum Access Period required for Guaranteed Income Benefit is the longer of 20 years or the difference between your age (nearest birthday) and age 100 (age 90 for purchasers of i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit prior to May

    21, 2012). The minimum Access Period required for i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) is the longer of 20 years or the difference between your age (nearest birthday) and age 90. We may change this Access Period requirement prior to election of the Guaranteed Income Benefit. Different minimum Access Period requirements apply if you use the greater of the Account Value or Income Base (less amounts paid since the last Automatic Step-up) under Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed
    Risk) or 4LATER (Reg. TM) Advantage (Managed Risk) to calculate the Guaranteed Income Benefit as set forth below:




                                            Minimum Access Period
                                           Elections of i4LIFE (Reg. TM) Advantage prior to the 5th Benefit
                                                                    Year anniversary
 Purchasers of Lincoln Lifetime IncomeSM   Longer of 20 years or the difference
 Advantage 2.0                             between your age and age 100
 Purchasers of Lincoln Lifetime IncomeSM   Longer of 20 years or the difference
 Advantage 2.0 (Managed Risk)              between your age and age 90
 Purchasers of 4LATER (Reg. TM) Advantage
 (Managed Risk)




                                           Elections of i4LIFE (Reg. TM) Advantage on and after the 5th
                                                              Benefit Year anniversary
 Purchasers of Lincoln Lifetime IncomeSM   Longer of 20 years or the difference
 Advantage 2.0                             between your age and age 95
 Purchasers of Lincoln Lifetime IncomeSM   Longer of 15 years or the difference
 Advantage 2.0 (Managed Risk)              between your age and age 85
 Purchasers of 4LATER (Reg. TM) Advantage
 (Managed Risk)




  o The maximum Access Period available for this benefit is to age 115 for non-qualified contracts; to age 100 for qualified contracts.

If you choose to lengthen your Access Period (which must be increased by a minimum of 5 years), your Regular Income Payment will be reduced, but the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will not be affected. If you choose to shorten your Access Period, the i4LIFE (Reg. TM) Advantage with Guaranteed Income Benefit will terminate.

The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate due to any of the following events:
  o the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
  o a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency; or
  o upon written notice to us; or
  o assignment of the contract; or
  o failure to comply with Investment Requirements.


A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified. However if you used the greater of the Account Value or Income Base under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed
Risk), Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER (Reg. TM) Advantage (Managed Risk) to establish the Guaranteed Income Benefit any termination of the Guaranteed Income Benefit will also result in a termination of the i4LIFE (Reg. TM) Advantage election. If you terminate the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE (Reg. TM) Advantage Regular Income Payments will be recalculated. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) will be based on the Account Value at the time of the election.

Availability. Guaranteed Income Benefit (Managed Risk) is available with qualified and nonqualified (IRAs and Roth IRAs) annuity contracts. The Contractowner must be under age 96 for nonqualified contracts and under age 81 for qualified contracts at the time this rider is elected. Beginning August 26, 2013 (November 4, 2013, for Contractowners who purchased the contract before August 26, 2013), Guaranteed Income Benefit with the Managed Risk option is the only version of the Guaranteed Income Benefit currently available for election unless you are guaranteed the right to elect a prior version under the terms of your Living Benefit Rider.

Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. The Guaranteed Income Benefit is reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions.


The following example demonstrates the impact of a withdrawal on the Regular Income Payments and the Guaranteed Income Benefit payments:

        i4LIFE (Reg. TM) Regular Income Payment before Withdrawal.....    $  1,200
        Guaranteed Income Benefit before Withdrawal...................    $    900
        Account Value at time of Additional Withdrawal................    $150,000
        Additional Withdrawal.........................................    $ 15,000   (a 10% withdrawal)


     Reduction in Guaranteed Income Benefit for Withdrawal = $900 X 10% = $90

     Guaranteed Income Benefit after Withdrawal = $900 - $90 = $810

Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions.

Termination. For IRA annuity contracts, you may terminate i4LIFE (Reg. TM) Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice and your contract will return to the accumulation phase. Your i4LIFE (Reg. TM) Advantage Death Benefit will terminate and you may choose the Guarantee of Principal (if you had the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit) or Account Value Death Benefit options. Upon termination, we will stop assessing the charge for i4LIFE (Reg. TM) Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with the new Death Benefit option. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE (Reg. TM) Advantage.

For non-qualified contracts, you may not terminate i4LIFE (Reg. TM) Advantage once you have elected it.



Annuity Payouts

When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, Contractowners with Lincoln SmartSecurity (Reg. TM) Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payout Option. Contractowners with any version of Lincoln Lifetime IncomeSM Advantage 2.0 may elect the Guaranteed Annual Income Amount Annuity Payout option.


The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.

You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.


Annuity Options


The annuity options outlined below do not apply to Contractowners who have elected i4LIFE (Reg. TM) Advantage or any version of i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, the Maximum Annual Withdrawal Amount Annuity Payout option or the Guaranteed Annual Income Amount Annuity Payout option.


Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.

Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.


Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.


Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
 o the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
 o the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.

The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Servicing Office.

Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should
(a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.

Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Servicing Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.


General Information


Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Servicing Office. You must give us at least 30 days' notice before the date on which you want payouts to begin. Annuity Payouts may not commence within twelve months after the effective date of the contract. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.

Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant's death (or surviving Annuitant's death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:

 o proof, satisfactory to us, of the death;
 o written authorization for payment; and
 o all claim forms, fully completed.


Variable Annuity Payouts

Variable Annuity Payouts will be determined using:
 o The Contract Value on the Annuity Commencement Date, less any applicable premium taxes;
 o The annuity tables contained in the contract;
 o The annuity option selected; and
 o The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1.Determine the dollar amount of the first periodic payout; then

2.Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and

3.Calculate the value of the Annuity Units each period thereafter.

Annuity Payouts assume an investment return of 3%, 4%, or 5% per year, as applied to the applicable mortality table. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.


Fixed Side of the Contract

Purchase Payments and Contract Value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the New York State Department of Financial Services as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account.

ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.

Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. At this time, the fixed account is available for dollar cost averaging only. Please contact your registered representative for further information.


Small Contract Surrenders

We may surrender your contract, in accordance with New York law if:
 o your Contract Value drops below certain state specified minimum amounts ($2,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
 o no Purchase Payments have been received for three (3) full, consecutive Contract Years; and
 o the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month.


At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders.



Delay of Payments

Contract proceeds from the VAA will be paid within seven days, except:
 o when the NYSE is closed (other than weekends and holidays);
 o times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
 o when the SEC so orders to protect Contractowners.

Payment of contract proceeds from the fixed account may be delayed for up to six months.


Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.



Reinvestment Privilege

You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.

This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Servicing Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Servicing Office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.


Amendment of Contract

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required).



Distribution of the Contracts

Lincoln Financial Distributors, Inc. ("LFD") serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln New York and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively "LFN"), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us ("Selling Firms"). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer "non-cash compensation", as defined under FINRA's rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.

Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 7.50% of Purchase Payments. LFN may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 7.50% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.

We also pay for the operating and other expenses of LFN, including the following sales expenses: sales representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its sales representatives a portion of the commissions received for their sales of contracts. LFN sales representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN sales representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN sales representatives and/or their managers qualify for such benefits. LFN sales representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 7.50% of Purchase Payments. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 7.50% of annuitized value and/or ongoing annual compensation of up to 1.15% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.

LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.

Lincoln New York may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.

These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2013 is contained in the SAI.

Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain "wholesalers", who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the Separate Account. All compensation is paid from our resources, which include fees and charges imposed on your contract.



Contractowner Questions

The obligations to purchasers under the contracts are those of Lincoln New York. This prospectus provides a general description of the material features of the contract. Questions about your contract should be directed to us at 1-800-942-5500.



Federal Tax Matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code ("Code"), Treasury Regulations and applicable IRS guidance to your individual situation.


Nonqualified Annuities

This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.


Tax Deferral On Earnings

Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
 o An individual must own the contract (or the Code must treat the contract as owned by an individual).
 o The investments of the VAA must be "adequately diversified" in accordance with Treasury regulations.
 o Your right to choose particular investments for a contract must be limited.
 o The Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.


Contracts Not Owned By An Individual

If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the Purchase Payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, Bonus Credits and Persistency Credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
 o Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
 o Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;

 o Contracts acquired by an estate of a decedent;
 o Certain qualified contracts;
 o Contracts purchased by employers upon the termination of certain qualified plans; and
 o Certain contracts used in connection with structured settlement agreements.


Investments In The VAA Must Be Diversified

For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered "adequately diversified."


Restrictions


The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, Bonus Credits, Persistency Credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.



Loss Of Interest Deduction

After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner's spouse at the time first covered by the contract.


Age At Which Annuity Payouts Begin

The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract's Purchase Payments, Bonus Credits, Persistency Credits and earnings. If Annuity Payouts under the contract begin or are scheduled to begin on a date past the Annuitant's 85th birthday, it is possible that the contract will not be treated as an annuity for purposes of the Code. In that event, you would be currently taxed on the excess of the Contract Value over the Purchase Payments of the contract.


Tax Treatment Of Payments

We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.


Taxation Of Withdrawals And Surrenders


You will pay tax on withdrawals to the extent your Contract Value exceeds your Purchase Payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your Purchase Payments. In certain circumstances, your Purchase Payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit Rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax adviser.



Taxation Of Annuity Payouts, Including Regular Income Payments

The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your Purchase Payments in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the Purchase Payment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant's death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE (Reg. TM) Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.

Taxation Of Death Benefits

We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.

Death prior to the Annuity Commencement Date:
 o If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
 o If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.

Death after the Annuity Commencement Date:
 o If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
 o If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the Purchase Payments not yet distributed from the contract. All Annuity Payouts in excess of the Purchase Payments not previously received are includible in income.
 o If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.


Penalty Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts

The Code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
 o you receive on or after you reach 591/2,
 o you receive because you became disabled (as defined in the Code),
 o you receive from an immediate annuity,
 o a Beneficiary receives on or after your death, or
 o you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).


Unearned Income Medicare Contribution

Congress enacted the "Unearned Income Medicare Contribution" as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's "unearned income", or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. The tax is effective for tax years after December 31, 2012. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code "D" in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.


Special Rules If You Own More Than One Annuity Contract

In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the penalty tax described previously.


Loans and Assignments

Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.


Gifting A Contract

If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your Contract's Value, you will pay tax on your Contract Value to the extent it exceeds your Purchase Payments not previously received. The new owner's Purchase Payments in the contract would then be increased to reflect the amount included in income.

Charges for Additional Benefits

Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.



Special Considerations for Same-Sex Spouses

The U.S. Supreme Court recently held same-sex spouses who have been married under state law will now be treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.



Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax adviser.


Types of Qualified Contracts and Terms of Contracts

Qualified retirement plans may include the following:
 o Individual Retirement Accounts and Annuities ("Traditional IRAs")
 o Roth IRAs
 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
 o 401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
 o 403(a) plans (qualified annuity plans)
 o 403(b) plans (public school system and tax-exempt organization annuity plans)
 o H.R. 10 or Keogh Plans (self-employed individual plans)
 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)


Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code's requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.



Tax Treatment of Qualified Contracts

The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
 o Federal tax rules limit the amount of Purchase Payments that can be made, and the tax deduction or exclusion that may be allowed for the Purchase Payments. These limits vary depending on the type of qualified retirement plan and the participant's specific circumstances (e.g., the participant's compensation).
 o Minimum annual distributions are required under some qualified retirement plans once you reach age 701/2 or retire, if later as described below.
 o Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.

Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.

Tax Treatment of Payments

The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include Purchase Payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for Purchase Payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.



Required Minimum Distributions

Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70 1/2 or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70 1/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.


Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of Purchase Payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.



Federal Penalty Tax on Early Distributions from Qualified Retirement Plans

The Code may impose a 10% penalty tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% penalty tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
 o Distribution received on or after the Annuitant reaches 591/2
 o Distribution received on or after the Annuitant's death or because of the Annuitant's disability (as defined in the Code)
 o Distribution received as a series of substantially equal periodic payments based on the Annuitant's life (or life expectancy), or
 o Distribution received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.


Unearned Income Medicare Contribution

Congress enacted the "Unearned Income Medicare Contribution" as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's "unearned income", or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. The tax is effective for tax years after December 31, 2012. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.


Transfers and Direct Rollovers

As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.


The IRS issued Announcement 2014-15 following the Tax Court's decision in Bobrow v. Commissioner, T.C. Memo. 2014-21. In the Announcement, the IRS stated its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual's IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.



Death Benefit and IRAs

Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.


Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.


Our Tax Status

Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.


Changes in the Law

The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.



Additional Information

Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.

Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a "quorum"), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instruction which we receive, it is important that each Contractowner provide their voting instructions to us. Even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, subject to fair representation requirements, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln New York may vote fund shares. See Investments of the Variable Annuity Account - Fund Shares.


Return Privilege


Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to Lincoln Life & Annuity Company of New York at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes which had been deducted. No applicable surrender charges will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value during the free-look period.


IRA purchasers will receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.


State Regulation

As a life insurance company organized and operated under New York law, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance. Our books and accounts are subject to review and examination by the New York State Department of Financial Services at all times. A full examination of our operations is conducted by that Department at least every five years.


Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Servicing Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.


A written confirmation of each transaction will be mailed to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
 o deduction of the account fee and rider charges;
 o crediting of persistency credits, if applicable;
 o any rebalancing event under Investment Requirements or the portfolio rebalancing service; and
 o any transfer or withdrawal under dollar cost averaging, AWS, or the cross-reinvestment service.



Other Information

You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.



Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.


After consultation with legal counsel and a review of available facts, it is management's opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding Legal Proceedings.

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Contents of the Statement of Additional Information (SAI) for Lincoln Life & Annuity Variable Annuity Account H



Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
Unclaimed Property
Additional Services
Other Information
Financial Statements


For a free copy of the SAI complete the form below.







                Statement of Additional Information Request Card
                        American Legacy (Reg. TM) Series
               Lincoln Life & Annuity Variable Annuity Account H










   .

Please send me a free copy of the current Statement of Additional Information for Lincoln Life & Annuity Variable Annuity Account H American Legacy (Reg. TM) Series.


                                 (Please Print)


Name: -------------------------------------------------------------------------






Address: ----------------------------------------------------------------------














City --------------------------------------------------- State ---------
Zip ---------


Mail to Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348.

Appendix A - Condensed Financial Information

Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for funds in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.**


B-Share



                       with EGMDB                           with GOP                        Acct Value DB
          ------------------------------------ ---------------------------------- ----------------------------------
            Accumulation unit                   Accumulation unit                  Accumulation unit
                  value                               value                              value
          ----------------------   Number of   --------------------   Number of   --------------------   Number of
           Beginning    End of    accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
           of period    period       units      of period   period      units      of period   period      units
          ----------- ---------- ------------- ----------- -------- ------------- ----------- -------- -------------
                      (Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds Asset Allocation
2012  .      11.864     13.573         413        12.060    13.832        817        12.100    13.885        91
2013  .      13.573     16.530         498        13.832    16.888        810        13.885    16.960        87
---------    ------     ------         ---        ------    ------        ---        ------    ------        --
American Funds Blue Chip Income and Growth
2012  .      10.556     11.837         699        10.731    12.063      1,015        10.766    12.109        68
2013  .      11.837     15.501         609        12.063    15.837        955        12.109    15.905        59
---------    ------     ------         ---        ------    ------      -----        ------    ------        --
American Funds Bond
2012  .      11.613     12.049         590        11.805    12.279      1,302        11.844    12.325       189
2013  .      12.049     11.607         617        12.279    11.859      1,232        12.325    11.910       203
---------    ------     ------         ---        ------    ------      -----        ------    ------       ---
American Funds Cash Management
2012  .      10.134      9.933         105        10.301    10.123        188        10.335    10.161        20
2013  .       9.933      9.737          97        10.123     9.947        234        10.161     9.990        22
---------    ------     ------         ---        ------    ------      -----        ------    ------       ---
American Funds Global Balanced(SM)
2012  .       9.580     10.587          28         9.595    10.631        134         9.598    10.639         5
2013  .      10.587     11.700          22        10.631    11.777        167        10.639    11.792         5
---------    ------     ------         ---        ------    ------      -----        ------    ------       ---
American Funds Global Bond
2012  .      12.750     13.331         271        12.914    13.537        623        12.947    13.578        29
2013  .      13.331     12.788         283        13.537    13.017        644        13.578    13.063        22
---------    ------     ------         ---        ------    ------      -----        ------    ------       ---
American Funds Global Discovery(1)
2012  .      11.908     14.131          76        12.105    14.400        149        12.145    14.455         9
2013  .      14.131     16.447          76        14.400    16.777        161        14.455    16.844         8
---------    ------     ------         ---        ------    ------      -----        ------    ------       ---
American Funds Global Growth and Income
2012  .      10.386     12.022         387        10.533    12.222        641        10.563    12.263       139
2013  .      12.022     14.505         359        12.222    14.783        579        12.263    14.840       125
---------    ------     ------         ---        ------    ------      -----        ------    ------       ---
American Funds Global Growth
2012  .      12.840     15.495         300        13.052    15.791        540        13.095    15.851        24
2013  .      15.495     19.708         351        15.791    20.135        579        15.851    20.221        32
---------    ------     ------         ---        ------    ------      -----        ------    ------       ---
American Funds Global Small Capitalization
2012  .      12.237     14.240         212        12.440    14.512        433        12.481    14.567        24
2013  .      14.240     17.986         205        14.512    18.375        399        14.567    18.454        21
---------    ------     ------         ---        ------    ------      -----        ------    ------       ---
American Funds Growth
2012  .      11.243     13.050       1,019        11.429    13.300      1,592        11.467    13.350       129
2013  .      13.050     16.718         863        13.300    17.080      1,374        13.350    17.153       108
---------    ------     ------       -----        ------    ------      -----        ------    ------       ---
American Funds Growth-Income
2012  .      10.397     12.027       1,030        10.569    12.257      1,436        10.604    12.303        85
2013  .      12.027     15.809         902        12.257    16.152      1,278        12.303    16.221        76
---------    ------     ------       -----        ------    ------      -----        ------    ------       ---
American Funds High-Income Bond
2012  .      12.910     14.453         158        13.123    14.729        305        13.166    14.785        13
2013  .      14.453     15.170         145        14.729    15.499        281        14.785    15.565        12
---------    ------     ------       -----        ------    ------      -----        ------    ------       ---
American Funds International Growth and Income(SM)
2012  .      14.232     16.326          82        14.343    16.495        140        14.366    16.529        27
2013  .      16.326     19.144          44        16.495    19.390        145        16.529    19.440        31
---------    ------     ------       -----        ------    ------      -----        ------    ------       ---
American Funds International
2012  .      11.956     13.881         452        12.154    14.146        674        12.194    14.200        89
2013  .      13.881     16.624         412        14.146    16.984        610        14.200    17.057        83
---------    ------     ------       -----        ------    ------      -----        ------    ------       ---
American Funds Managed Risk Asset Allocation(SM)
2012  .       N/A         N/A         N/A         10.190    10.216          4        10.260    10.216        20
2013  .      10.212     12.124          46        10.216    12.159        296        10.216    12.166        31
---------    ------     ------       -----        ------    ------      -----        ------    ------       ---

                      with EGMDB                          with GOP                        Acct Value DB
          ---------------------------------- ---------------------------------- ----------------------------------
           Accumulation unit                  Accumulation unit                  Accumulation unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------   Number of
           Beginning   End of   accumulation  Beginning   End of   accumulation  Beginning   End of   accumulation
           of period   period      units      of period   period      units      of period   period      units
          ----------- -------- ------------- ----------- -------- ------------- ----------- -------- -------------
                     (Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds Managed Risk Blue Chip Income and Growth
2013  .       9.999    10.878         6         10.084    10.895         25        10.088    10.898         2
---------     -----    ------         -         ------    ------         --        ------    ------         -
American Funds Managed Risk Growth
2013  .      10.009    11.039         5         10.083    11.057          9        10.546    11.061         7
---------    ------    ------         -         ------    ------         --        ------    ------         -
American Funds Managed Risk Growth-Income
2013  .       9.960    11.167         7         10.112    11.185         13         N/A        N/A        N/A
---------    ------    ------         -         ------    ------         --        ------    ------       ---
American Funds Managed Risk International
2013  .       9.862    10.591         3          9.898    10.608          3        10.098    10.611         2
---------    ------    ------         -         ------    ------         --        ------    ------       ---
American Funds Mortgage Bond(SM)
2012  .      10.287    10.370        24         10.303    10.412         27        10.306    10.420         1*
2013  .      10.370    10.039        20         10.412    10.105         40        10.420    10.118         1*
---------    ------    ------        --         ------    ------         --        ------    ------       ---
American Funds New World
2012  .      16.288    18.896       183         16.558    19.257        352        16.612    19.330        16
2013  .      18.896    20.723       172         19.257    21.171        324        19.330    21.262        17
---------    ------    ------       ---         ------    ------        ---        ------    ------       ---
American Funds U.S. Government/AAA-Rated Securities
2012  .      12.543    12.585       394         12.750    12.825        756        12.792    12.874        25
2013  .      12.585    12.010       369         12.825    12.270        711        12.874    12.323        27
---------    ------    ------       ---         ------    ------        ---        ------    ------       ---
LVIP American Balanced Allocation
2012  .      10.346    11.326       161         10.383    11.394        660        10.390    11.408        40
2013  .      11.326    12.778       203         11.394    12.888        807        11.408    12.910        38
---------    ------    ------       ---         ------    ------        ---        ------    ------       ---
LVIP American Growth Allocation
2012  .      10.284    11.416       129         10.320    11.485        340         N/A        N/A        N/A
2013  .      11.416    13.211       123         11.485    13.324        421        11.499    13.347        19
---------    ------    ------       ---         ------    ------        ---        ------    ------       ---
LVIP American Income Allocation
2012  .      10.761    11.145        30         10.492    11.213        112         N/A        N/A        N/A
2013  .      11.145    11.914        19         11.213    12.016        171         N/A        N/A        N/A
---------    ------    ------       ---         ------    ------        ---        ------    ------       ---
LVIP American Preservation
2012  .       9.995     9.986         1*        10.015     9.994         47         N/A        N/A        N/A
2013  .       9.986     9.691        68          9.994     9.724        264         9.996     9.730        62
---------    ------    ------       ---         ------    ------        ---        ------    ------       ---
LVIP Managed Risk American Balanced Allocation
2012  .       9.909    10.146        55          9.860    10.166      1,094         9.929    10.170         9
2013  .      10.146    11.279       394         10.166    11.330      1,913        10.170    11.340        19
---------    ------    ------       ---         ------    ------      -----        ------    ------       ---
LVIP Managed Risk American Growth Allocation
2012  .       9.858    10.209       121         10.009    10.229        883         9.899    10.233       157
2013  .      10.209    11.770       405         10.229    11.823      2,151        10.233    11.834       348
---------    ------    ------       ---         ------    ------      -----        ------    ------       ---



*     The numbers of accumulation units less than 500 were rounded up to one.



** This table reflects the accumulation unit values and the number of accumulation units for the American Legacy III B Share, American Legacy III B Class and American Legacy Series B Share.



(1) Effective May 17, 2013, the Global Discovery Fund was merged into the Global Growth Fund.

C-Share


                       with EGMDB                            with GOP                         Acct Value DB
          ------------------------------------ ------------------------------------ ----------------------------------
            Accumulation unit                    Accumulation unit                   Accumulation unit
                  value                                value                               value
          ----------------------   Number of   ----------------------   Number of   --------------------   Number of
           Beginning    End of    accumulation  Beginning    End of    accumulation  Beginning   End of   accumulation
           of period    period       units      of period    period       units      of period   period      units
          ----------- ---------- ------------- ----------- ---------- ------------- ----------- -------- -------------
                       (Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds Asset Allocation
2012  .      11.556     13.168         57         11.747     13.420        174        11.786    13.470         47
2013  .      13.168     15.973         66         13.420     16.319        166        13.470    16.389         47
---------    ------     ------         --         ------     ------        ---        ------    ------         --
American Funds Blue Chip Income and Growth
2012  .      10.282     11.484        113         10.452     11.703        197        10.487    11.747          3
2013  .      11.484     14.978        104         11.703     15.303        152        11.747    15.369          3
---------    ------     ------        ---         ------     ------        ---        ------    ------         --
American Funds Bond
2012  .      11.312     11.689         58         11.499     11.913        224        11.535    11.957          1*
2013  .      11.689     11.216         58         11.913     11.459        185        11.957    11.508          2
---------    ------     ------        ---         ------     ------        ---        ------    ------         --
American Funds Cash Management
2012  .       9.871      9.637         42         10.034      9.821         37         N/A        N/A         N/A
2013  .       9.637      9.408         30          9.821      9.612         22         N/A        N/A         N/A
---------    ------     ------        ---         ------     ------        ---        ------    ------        ---
American Funds Global Balanced(SM)
2012  .       N/A         N/A         N/A          9.987     10.562          1*        N/A        N/A         N/A
2013  .       N/A         N/A         N/A         10.562     11.654          1*        N/A        N/A         N/A
---------    ------     ------        ---         ------     ------        ---        ------    ------        ---
American Funds Global Bond
2012  .      12.492     13.009         18         12.653     13.210        105        12.697    13.263          5
2013  .      13.009     12.429         22         13.210     12.652        113        13.263    12.710          5
---------    ------     ------        ---         ------     ------        ---        ------    ------        ---
American Funds Global Discovery(1)
2012  .      11.599     13.709         10         11.791     13.971         40         N/A        N/A         N/A
2013  .      13.709     15.933          9         13.971     16.252         36         N/A        N/A         N/A
---------    ------     ------        ---         ------     ------        ---        ------    ------        ---
American Funds Global Growth and Income
2012  .      10.156     11.708         37         10.299     11.903        108        10.328    11.943          5
2013  .      11.708     14.070         35         11.903     14.340         80        11.943    14.395          5
---------    ------     ------        ---         ------     ------        ---        ------    ------        ---
American Funds Global Growth
2012  .      12.507     15.033         34         12.714     15.320         92        12.756    15.378          1*
2013  .      15.033     19.045         33         15.320     19.456         91        15.378    19.540          1*
---------    ------     ------        ---         ------     ------        ---        ------    ------        ---
American Funds Global Small Capitalization
2012  .      11.920     13.815         33         12.117     14.079         71        12.159    14.133          1*
2013  .      13.815     17.379         27         14.079     17.756         55         N/A        N/A         N/A
---------    ------     ------        ---         ------     ------        ---        ------    ------        ---
American Funds Growth
2012  .      10.951     12.661        109         11.133     12.903        333        11.169    12.952          7
2013  .      12.661     16.155         97         12.903     16.504        258        12.952    16.575          2
---------    ------     ------        ---         ------     ------        ---        ------    ------        ---
American Funds Growth-Income
2012  .      10.127     11.668        119         10.295     11.891        240        10.329    11.936          6
2013  .      11.668     15.276        110         11.891     15.607        234        11.936    15.674          2
---------    ------     ------        ---         ------     ------        ---        ------    ------        ---
American Funds High-Income Bond
2012  .      12.575     14.022         21         12.783     14.290         64        12.825    14.344          6
2013  .      14.022     14.659         24         14.290     14.977         26        14.344    15.041          4
---------    ------     ------        ---         ------     ------        ---        ------    ------        ---
American Funds International Growth and Income(SM)
2012  .      14.056     16.060          6         14.166     16.226          3        14.185    16.259          1*
2013  .      16.060     18.756          6         16.226     18.998          2         N/A        N/A         N/A
---------    ------     ------        ---         ------     ------        ---        ------    ------        ---
American Funds International
2012  .      11.646     13.467         80         11.839     13.724        125        11.877    13.773          1*
2013  .      13.467     16.064         69         13.724     16.412         99         N/A        N/A         N/A
---------    ------     ------        ---         ------     ------        ---        ------    ------        ---
American Funds Managed Risk Asset Allocation(SM)
2012  .       N/A         N/A         N/A          N/A         N/A         N/A         N/A        N/A         N/A
2013  .       N/A         N/A         N/A          N/A         N/A         N/A         N/A        N/A         N/A
---------    ------     ------        ---         ------     ------        ---        ------    ------        ---
American Funds Managed Risk Blue Chip Income and Growth
2013  .       N/A         N/A         N/A          N/A         N/A         N/A         N/A        N/A         N/A
---------    ------     ------        ---         ------     ------        ---        ------    ------        ---
American Funds Managed Risk Growth
2013  .       N/A         N/A         N/A          N/A         N/A         N/A         N/A        N/A         N/A
---------    ------     ------        ---         ------     ------        ---        ------    ------        ---
American Funds Managed Risk Growth-Income
2013  .       N/A         N/A         N/A          N/A         N/A         N/A         N/A        N/A         N/A
---------    ------     ------        ---         ------     ------        ---        ------    ------        ---

                       with EGMDB                            with GOP                         Acct Value DB
          ------------------------------------ ------------------------------------ ----------------------------------
            Accumulation unit                    Accumulation unit                   Accumulation unit
                  value                                value                               value
          ----------------------   Number of   ----------------------   Number of   --------------------   Number of
           Beginning    End of    accumulation  Beginning    End of    accumulation  Beginning   End of   accumulation
           of period    period       units      of period    period       units      of period   period      units
          ----------- ---------- ------------- ----------- ---------- ------------- ----------- -------- -------------
                       (Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds Managed Risk International
2013  .   N/A             N/A         N/A          N/A         N/A         N/A         N/A        N/A         N/A
--------- ------          --          ---          --          --          ---        ------    ------        ---
American Funds Mortgage Bond(SM)
2012  .   N/A             N/A         N/A          N/A         N/A         N/A         N/A        N/A         N/A
2013  .   10.206         9.934          1*         N/A         N/A         N/A         N/A        N/A         N/A
--------- ------         -----        ---          --          --          ---        ------    ------        ---
American Funds New World
2012  .   15.866        18.332         16         16.128     18.683         49        16.181    18.753          1*
2013  .   18.332        20.024         15         18.683     20.458         32        18.753    20.545          1*
--------- ------        ------        ---         ------     ------        ---        ------    ------        ---
American Funds U.S. Government/AAA-Rated Securities
2012  .   12.217        12.209         48         12.420     12.443         68         N/A        N/A         N/A
2013  .   12.209        11.605         38         12.443     11.857         63        12.045    11.908          1*
--------- ------        ------        ---         ------     ------        ---        ------    ------        ---
LVIP American Balanced Allocation
2012  .   10.425        11.217          2         10.324     11.285        102        10.331    11.298         13
2013  .   11.217        12.604          1*        11.285     12.713        141        11.298    12.734         12
--------- ------        ------        ---         ------     ------        ---        ------    ------        ---
LVIP American Growth Allocation
2012  .   N/A             N/A         N/A         10.262     11.374          9         N/A        N/A         N/A
2013  .   N/A             N/A         N/A         11.374     13.143          9         N/A        N/A         N/A
--------- ------        ------        ---         ------     ------        ---        ------    ------        ---
LVIP American Income Allocation
2012  .   N/A             N/A         N/A         10.432     11.105         21         N/A        N/A         N/A
2013  .   11.601        11.752          2         11.105     11.853         11         N/A        N/A         N/A
--------- ------        ------        ---         ------     ------        ---        ------    ------        ---
LVIP American Preservation
2012  .   N/A             N/A         N/A          N/A         N/A         N/A         N/A        N/A         N/A
2013  .   N/A             N/A         N/A          9.743      9.672          7         N/A        N/A         N/A
--------- ------        ------        ---         ------     ------        ---        ------    ------        ---
LVIP Managed Risk American Balanced Allocation
2012  .   N/A             N/A         N/A          N/A         N/A         N/A         N/A        N/A         N/A
2013  .   10.401        11.199          7         11.060     11.249          1*        N/A        N/A         N/A
--------- ------        ------        ---         ------     ------        ---        ------    ------        ---
LVIP Managed Risk American Growth Allocation
2012  .   10.239        10.176          4         10.112     10.197         17         N/A        N/A         N/A
2013  .   10.176        11.686          8         10.197     11.739          1*        N/A        N/A         N/A
--------- ------        ------        ---         ------     ------        ---        ------    ------        ---



*     The numbers of accumulation units less than 500 were rounded up to one.



** This table reflects the accumulation unit values and the number of accumulation units for both the American Legacy III C Share and American Legacy Series C Share.



(1) Effective May 17, 2013, the Global Discovery Fund was merged into the Global Growth Fund.

L-Share


                      with EGMDB                          with GOP                        Acct Value DB
          ---------------------------------- ---------------------------------- ----------------------------------
           Accumulation Unit                  Accumulation Unit                  Accumulation Unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------   Number of
           Beginning   End of   Accumulation  Beginning   End of   Accumulation  Beginning   End of   Accumulation
           of period   period      Units      of period   period      Units      of period   period      Units
          ----------- -------- ------------- ----------- -------- ------------- ----------- -------- -------------
American Funds Asset Allocation
2012  .   12.276      13.168          6         11.747   13.420         40         N/A        N/A         N/A
2013  .   13.168      15.973          8         13.420   16.319         20         N/A        N/A         N/A
--------- ------      ------          -         ------   ------         --      ----------- -------- -------------
American Funds Blue Chip Income and Growth
2012  .   10.282      11.484         70         10.452   11.703         22         N/A        N/A         N/A
2013  .   11.484      14.979         65         11.703   15.303         19         N/A        N/A         N/A
--------- ------      ------         --         ------   ------         --      ----------- -------- -------------
American Funds Bond
2012  .   11.312      11.689         16         11.499   11.913         37         N/A        N/A         N/A
2013  .   11.689      11.216         20         11.913   11.459         21         N/A        N/A         N/A
--------- ------      ------         --         ------   ------         --      ----------- -------- -------------
American Funds Cash Management
2012  .   N/A           N/A         N/A          N/A       N/A         N/A         N/A        N/A         N/A
2013  .   N/A           N/A         N/A          N/A       N/A         N/A         N/A        N/A         N/A
--------- ------      ------        ---         ------   ------        ---      ----------- -------- -------------
American Funds Global Balanced(SM)
2012  .   10.068      10.519          6          9.856   10.562         14         N/A        N/A         N/A
2013  .   10.519      11.578          6         10.562   11.654         39         N/A        N/A         N/A
--------- ------      ------        ---         ------   ------        ---      ----------- -------- -------------
American Funds Global Bond
2012  .   12.492      13.009         15         12.653   13.210         26         N/A        N/A         N/A
2013  .   13.009      12.429         19         13.210   12.652         30         N/A        N/A         N/A
--------- ------      ------        ---         ------   ------        ---      ----------- -------- -------------
American Funds Global Discovery(1)
2012  .   N/A           N/A         N/A         12.402   13.971         10         N/A        N/A         N/A
2013  .   N/A         15.933          1*        13.971   16.252          8         N/A        N/A         N/A
--------- ------      ------        ---         ------   ------        ---      ----------- -------- -------------
American Funds Global Growth and Income
2012  .   N/A           N/A         N/A         10.299   11.903          5         N/A        N/A         N/A
2013  .   13.444      14.070          1*        11.903   14.340          4         N/A        N/A         N/A
--------- ------      ------        ---         ------   ------        ---      ----------- -------- -------------
American Funds Global Growth
2012  .   12.507      15.033         32         12.714   15.320          7         N/A        N/A         N/A
2013  .   15.033      19.044         35         15.320   19.456         15         N/A        N/A         N/A
--------- ------      ------        ---         ------   ------        ---      ----------- -------- -------------
American Funds Global Small Capitalization
2012  .   13.511      13.815          1*        13.256   14.079          4         N/A        N/A         N/A
2013  .   13.815      17.379          2         14.079   17.756          4         N/A        N/A         N/A
--------- ------      ------        ---         ------   ------        ---      ----------- -------- -------------
American Funds Growth
2012  .   12.608      12.662          1*        11.133   12.903         24         N/A        N/A         N/A
2013  .   12.662      16.156          7         12.903   16.504         23         N/A        N/A         N/A
--------- ------      ------        ---         ------   ------        ---      ----------- -------- -------------
American Funds Growth-Income
2012  .   11.658      11.668          2         10.951   11.891         11         N/A        N/A         N/A
2013  .   11.668      15.276          6         11.891   15.607          9         N/A        N/A         N/A
--------- ------      ------        ---         ------   ------        ---      ----------- -------- -------------
American Funds High-Income Bond
2012  .   13.993      14.022          1*        12.783   14.290         15         N/A        N/A         N/A
2013  .   14.022      14.659          5         14.290   14.977         12         N/A        N/A         N/A
--------- ------      ------        ---         ------   ------        ---      ----------- -------- -------------
American Funds International Growth and Income(SM)
2012  .   15.986      16.060          1*        14.741   16.226          1*        N/A        N/A         N/A
2013  .   16.060      18.756          3         16.226   18.998          1*        N/A        N/A         N/A
--------- ------      ------        ---         ------   ------        ---      ----------- -------- -------------
American Funds International
2012  .   13.310      13.467          1*        13.123   13.724          5         N/A        N/A         N/A
2013  .   13.467      16.064          3         13.724   16.412          5         N/A        N/A         N/A
--------- ------      ------        ---         ------   ------        ---      ----------- -------- -------------
American Funds Managed Risk Asset Allocation(SM)
2012  .   N/A           N/A         N/A          N/A       N/A         N/A         N/A        N/A         N/A
2013  .   10.859      12.070         64         10.785   12.104        217         N/A        N/A         N/A
--------- ------      ------        ---         ------   ------        ---      ----------- -------- -------------
American Funds Managed Risk Blue Chip Income and Growth
2013  .   N/A           N/A         N/A         10.039   10.867          7         N/A        N/A         N/A
--------- ------      ------        ---         ------   ------        ---      ----------- -------- -------------
American Funds Managed Risk Growth
2013  .   N/A           N/A         N/A          9.963   11.029          5         N/A        N/A         N/A
--------- ------      ------        ---         ------   ------        ---      ----------- -------- -------------
American Funds Managed Risk Growth-Income
2013  .   N/A           N/A         N/A         10.058   11.156          4         N/A        N/A         N/A
--------- ------      ------        ---         ------   ------        ---      ----------- -------- -------------

                      with EGMDB                          with GOP                        Acct Value DB
          ---------------------------------- ---------------------------------- ----------------------------------
           Accumulation Unit                  Accumulation Unit                  Accumulation Unit
                 value                              value                              value
          --------------------   Number of   --------------------   Number of   --------------------   Number of
           Beginning   End of   Accumulation  Beginning   End of   Accumulation  Beginning   End of   Accumulation
           of period   period      Units      of period   period      Units      of period   period      Units
          ----------- -------- ------------- ----------- -------- ------------- ----------- -------- -------------
American Funds Managed Risk International
2013  .       N/A        N/A        N/A          9.767    10.581          4        N/A        N/A         N/A
---------     --         ---        ---          -----    ------          -       ------    ------
American Funds Mortgage Bond(SM)
2012  .       N/A        N/A        N/A         10.315    10.345          6        N/A        N/A         N/A
2013  .       N/A        N/A        N/A         10.345    10.000          9        N/A        N/A         N/A
---------     --         ---        ---         ------    ------          -       ------    ------
American Funds New World
2012  .      18.022    18.332         1*        16.282    18.683          4        N/A        N/A         N/A
2013  .      18.332    20.024         2         18.683    20.458          4        N/A        N/A         N/A
---------    ------    ------       ---         ------    ------          -       ------    ------
American Funds U.S. Government/AAA-Rated Securities
2012  .      12.217    12.210        15         12.420    12.443          7        N/A        N/A         N/A
2013  .      12.210    11.605        19         12.443    11.857          9        N/A        N/A         N/A
---------    ------    ------       ---         ------    ------          -       ------    ------
LVIP American Balanced Allocation
2012  .      10.287    11.217        48         10.324    11.285         84        N/A        N/A         N/A
2013  .      11.217    12.604        54         11.285    12.713        106        N/A        N/A         N/A
---------    ------    ------       ---         ------    ------        ---       ------    ------
LVIP American Growth Allocation
2012  .      10.225    11.306        26         10.262    11.374         31        N/A        N/A         N/A
2013  .      11.306    13.031        25         11.374    13.143         87        N/A        N/A         N/A
---------    ------    ------       ---         ------    ------        ---       ------    ------
LVIP American Income Allocation
2012  .      11.038    11.038         2         10.798    11.105         28        N/A        N/A         N/A
2013  .      11.038    11.752         2         11.105    11.853         27        N/A        N/A         N/A
---------    ------    ------       ---         ------    ------        ---       ------    ------
LVIP American Preservation
2012  .       9.985     9.972         1*         9.988     9.981          2        N/A        N/A         N/A
2013  .       9.972     9.639        12          9.981     9.672         38        N/A        N/A         N/A
---------    ------    ------       ---         ------    ------        ---       ------    ------
LVIP Managed Risk American Balanced Allocation
2012  .       9.511    10.114        18          9.810    10.134        473        N/A        N/A         N/A
2013  .      10.114    11.199        32         10.134    11.249        849       10.138    11.259          5
---------    ------    ------       ---         ------    ------        ---       ------    ------        ---
LVIP Managed Risk American Growth Allocation
2012  .       9.826    10.176        67          9.828    10.197        629       10.031    10.201          9
2013  .      10.176    11.686       134         10.197    11.739      1,744       10.201    11.749         28
---------    ------    ------       ---         ------    ------      -----       ------    ------        ---



*     The numbers of accumulation units less than 500 were rounded up to one.



**    This table reflects the accumulation unit values and the number of accumulation units for both the American Legacy III View and American Legacy Series L Share.



(1) Effective May 17, 2013, the Global Discovery Fund was merged into the Global Growth Fund.

Appendix B-Guaranteed Annual Income Percentages For Previous Rider Elections

Guaranteed Annual Income Percentages by Ages for rider elections on or after
                  December 3, 2012 but prior to May 20, 2013:


             Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)




 Single & Joint Life Option*      Single & Joint Life Option
-----------------------------    ---------------------------
                                   Guaranteed Annual Income
             Age                      amount percentage
-----------------------------    ---------------------------
       55 - under 591/2                     3.50%
          591/2 - 64                        4.00%
             65+                            5.00%



                    Lincoln Lifetime IncomeSM Advantage 2.0




 Single & Joint Life Option*      Single & Joint Life Option
-----------------------------    ---------------------------
                                   Guaranteed Annual Income
             Age                      amount percentage
-----------------------------    ---------------------------
       55 - under 591/2                     3.00%
          591/2 - 64                        3.50%
           65 - 69                          4.50%
             70+                            5.00%



*If joint life option is in effect, the younger of you and your spouse's age applies.


Guaranteed Annual Income Percentage by Ages for rider elections prior to
                               December 3, 2012:


             Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)




                Single Life Option                                    Joint Life Option
--------------------------------------------------    --------------------------------------------------
                                                               Age
                         Guaranteed Annual Income      (younger of you and      Guaranteed Annual Income
         Age                 amount percentage          your spouse's age)         amount percentage
--------------------    --------------------------    ---------------------    -------------------------
  55 - under 591/2                4.00%                     55 - 64                      4.00%
       591/2+                     5.00%                       65+                        5.00%



                    Lincoln Lifetime IncomeSM Advantage 2.0




                Single Life Option                                    Joint Life Option
--------------------------------------------------    --------------------------------------------------
                                                               Age
                         Guaranteed Annual Income      (younger of you and      Guaranteed Annual Income
         Age                 amount percentage          your spouse's age)         amount percentage
--------------------    --------------------------    ---------------------    -------------------------
  55 - under 591/2                3.50%                     55 - 64                      3.50%
     591/2 - 64                   4.00%                     65 - 69                      4.50%
       65 - 69                    4.50%                       70+                        5.00%
         70+                      5.00%

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Appendix C-Guaranteed Income Benefit Percentages For Previous Rider Elections

i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit (Managed Risk) elections or prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 Protected Funds,
     or 4LATER (Reg. TM) Advantage Protected Funds prior to May 20, 2013.




 Single & Joint Life Option*      Single & Joint Life Option*
-----------------------------    ----------------------------
                                         Percentage of
                                         Account Value
             Age                       or Income Base**
-----------------------------    ----------------------------
         Under age 40                       2.50%
           40 - 54                          3.00%
       55 - under 591/2                     3.50%
          591/2 - 64                        4.00%
           65 - 69                          4.50%
           70 - 79                          5.00%
             80+                            5.50%




* If joint life option is in effect, the younger of you and your spouse's age applies.

** Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider's effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit.


i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit election or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to May 20, 2013.




 Single & Joint Life Option*      Single & Joint Life Option*
-----------------------------    ----------------------------
                                     Percentage of Account
                                     Value, Income Base or
             Age                      Guaranteed Amount**
-----------------------------    ----------------------------
         Under age 40                       2.00%
           40 - 54                          2.50%
       55 - under 591/2                     3.00%
          591/2 - 64                        3.50%
           65 - 69                          4.00%
           70 - 74                          4.50%
             75+                            5.00%




* If joint life option is in effect, the younger of you and your spouse's age applies.

** Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

American Legacy (Reg. TM) Series
Lincoln Life & Annuity Variable Annuity Account
H (Registrant)

Lincoln Life & Annuity Company of New York (Depositor)



Statement of Additional Information (SAI)
This SAI should be read in conjunction with the American Legacy (Reg. TM) Series prospectus of Lincoln Life & Annuity Variable Annuity Account H dated May 1, 2014. You may obtain a copy of the American Legacy (Reg. TM) Series prospectus on request and without charge. Please write Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-800-942-5500.



Table of Contents







Item                                                        Page
  Special Terms                                            B-2
  Services                                                 B-2
  Principal Underwriter                                    B-2
  Purchase of Securities Being Offered                     B-2
  Interest Adjustment Example                              B-2
  Annuity Payouts                                          B-4
  Examples of Regular Income Payment Calculations          B-5


Item                                                       Page
  Determination of Accumulation and Annuity Unit Value     B-5
  Capital Markets                                          B-5
  Advertising & Ratings                                    B-6
  Unclaimed Property                                       B-6
  Additional Services                                      B-6
  Other Information                                        B-7
  Financial Statements                                     B-7



This SAI is not a prospectus.
The date of this SAI is May 1, 2014.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.



Services

Independent Registered Public Accounting Firm

Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) our financial statements of the Lincoln Life & Annuity Variable Annuity Account H as of December 31, 2013 and for the year then ended and the statement of changes in net assets for each of the years in the two year period ended December 31, 2013; and b) our financial statements of Lincoln Life & Annuity Company of New York as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.



Keeper of Records

All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln New York. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.



Principal Underwriter

Lincoln Financial Distributors, Inc., ("LFD"), an affiliate of Lincoln New York, serves as principal underwriter (the "Principal Underwriter") for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives who are also associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corp. (collectively "LFN"), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $8,262,237, $9,027,299 and $10,572,677 to LFN and Selling Firms in 2011, 2012 and 2013, respectively, as sales compensation with respect to the contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.




Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.

Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.

The offering of the contracts is continuous.



Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the Interest Adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The Interest Adjustment may be referred to as a Market Value Adjustment in your contract.

                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE
                             CASH SURRENDER VALUES


         Single Premium..................    $50,000
         Premium taxes...................    None
         Withdrawals.....................    None
         Guaranteed Period...............    5 years
         Guaranteed Interest Rate........    3.50%
         Annuity Date....................    Age 70
         Index Rate A....................    3.50%
         Index Rate B....................    4.00% End of contract year 1
                                             3.50% End of contract year 2
                                             3.00% End of contract year 3
                                             2.00% End of contract year 4
         Percentage adjustment to B......    0.50%



         Interest Adjustment Formula                  (1 + Index A)n
                                              ------------------------------
                                                                             -1
         n = Remaining Guaranteed Period      (1 + Index B + % Adjustment)n

                          SURRENDER VALUE CALCULATION


                                                   (3)
                   (1)             (2)          Adjusted     (4)         (5)         (6)         (7)
                 Annuity      1 + Interest       Annuity   Minimum   Greater of   Surrender   Surrender
Contract Year     Value    Adjustment Formula     Value     Value     (3) & (4)     Charge      Value
--------------- --------- -------------------- ---------- --------- ------------ ----------- ----------
1..............  $51,710       0.962268         $49,759    $50,710     $50,710      $4,250    $46,460
2..............  $53,480       0.985646         $52,712    $51,431     $52,712      $4,250    $48,462
3..............  $55,312       1.000000         $55,312    $52,162     $55,312      $4,000    $51,312
4..............  $57,208       1.009756         $57,766    $52,905     $57,766      $3,500    $54,266
5..............  $59,170          N/A           $59,170    $53,658     $59,170      $3,000    $56,170

                           ANNUITY VALUE CALCULATION


                   BOY*                             Annual         EOY**
                 Annuity         Guaranteed        Account        Annuity
Contract Year     Value        Interest Rate         Fee           Value
--------------- ---------     ---------------     ---------     ----------
 1..............$50,000   x       1.035       -   $40       =   $51,710
 2..............$51,710   x       1.035       -   $40       =   $53,480
 3..............$53,480   x       1.035       -   $40       =   $55,312
 4..............$55,312   x       1.035       -   $40       =   $57,208
 5..............$57,208   x       1.035       -   $40       =   $59,170

                          SURRENDER CHARGE CALCULATION


                 Surrender
                  Charge                      Surrender
Contract Year     Factor        Deposit        Charge
--------------- ----------     ---------     ----------
 1..............   8.5%    x   $50,000   =   $4,250
 2..............   8.5%    x   $50,000   =   $4,250
 3..............   8.0%    x   $50,000   =   $4,000
 4..............   7.0%    x   $50,000   =   $3,500
 5..............   6.0%    x   $50,000   =   $3,000

                 1 + INTEREST ADJUSTMENT FORMULA CALCULATION

Contract Year    Index A   Index B   Adj Index B     N     Result
--------------- --------- --------- ------------- ------ ---------
1..............  3.50%     4.00%       4.50%         4   0.962268
2..............  3.50%     3.50%       4.00%         3   0.985646
3..............  3.50%     3.00%       3.50%         2   1.000000
4..............  3.50%     2.00%       2.50%         1   1.009756
5..............  3.50%      N/A         N/A         N/A     N/A

                           MINIMUM VALUE CALCULATION


                                   Minimum           Annual
                                  Guaranteed        Account        Minimum
Contract Year                   Interest Rate         Fee           Value
---------------                ---------------     ---------     ----------
 1..............$50,000    x       1.015       -   $40       =   $50,710
 2..............$50,710    x       1.015       -   $40       =   $51,431
 3..............$51,431    x       1.015       -   $40       =   $52,162
 4..............$52,162    x       1.015       -   $40       =   $52,905
 5..............$52,905    x       1.015       -   $40       =   $53,658



                             * BOY = beginning of year

                                        ** EOY = end of year




Annuity Payouts

Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
 o the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax (and less any surrender charges on purchase payments in the contract for less than 12 months if bonus credits applied to the purchase payments);
 o the annuity tables contained in the contract;
 o the type of annuity option selected; and
 o the investment results of the fund(s) selected.

In order to determine the amount of variable Annuity Payouts, we make the following calculation:
 o first, we determine the dollar amount of the first payout;
 o second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
 o third, we calculate the value of the Annuity Units each period thereafter.

These steps are explained below.

The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, or 5% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.

Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.

We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner's fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.

The value of each Subaccount's Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
 o The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
 o A factor to neutralize the assumed investment return in the annuity table.

The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.



Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the access period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return
(AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.


         Annuitant............................ Male, Age 65
         Secondary Life....................... Female, Age 63
         Purchase Payment..................... $200,000.00
         Regular Income Payment Frequency..... Annual
         AIR.................................. 4.0%
         Hypothetical Investment Return....... 4.0%

                                               20-year Access Period    30-Year Access Period
         Regular Income Payment............... $ 10,566.86              $9,974.48

A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,510.17 with the 20-year access period and $8,977.03 with the 30-year access period.

At the end of the 20-year Access Period, the remaining Account Value of $110,977.41 (assuming no withdrawals) will be used to continue the $10,566.86 Regular Income Payment during the Lifetime Income Period for the lives of the annuitant and Secondary Life. At the end of the 30-year Access Period, the remaining Account Value of $66,884.77 (assuming no withdrawals) will be used to continue the $9,974.48 Regular Income Payment during the Lifetime Income Period for the lives of the annuitant and Secondary Life. (Note: the Regular Income Payments during the Lifetime Income Period will vary with the investment performance of the underlying funds).



Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.

Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.


Capital Markets

In any particular year, our capital may increase or decrease depending on a variety of factors - the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.

Advertising & Ratings

We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln New York or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody's, A.M. Best, Fitch, and Standard & Poor's. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.



Unclaimed Property
During 2013, a Global Resolution Agreement entered into by us and a third party auditor became effective upon its acceptance by the unclaimed property departments of 41 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File ("SSMDF") to identify deceased insureds and contractholders where a valid claim has not been made. Also in December 2013, a Regulatory Settlement Agreement entered into by us to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The final agreement covers 52 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws and considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in: (1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and (3) changes in our practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.




Additional Services
Dollar Cost Averaging (DCA) - You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at anytime before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
 o the Annuity Commencement Date;
 o the value of the amount being DCA'd is depleted; or
 o you cancel the program by written request or by telephone if we have your telephone authorization on file.

We reserve the right to restrict access to this program at any time.

A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

Automatic Withdrawal Service (AWS) - AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in

AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.

Portfolio Rebalancing - Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value, allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.



Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of Contractowners under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.



Financial Statements

The December 31, 2013 financial statements of the VAA and the December 31, 2013 financial statements of Lincoln New York appear on the following pages.

              LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                 LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                            FINANCIAL STATEMENTS
                         DECEMBER 31, 2013 AND 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors and Stockholder of
Lincoln Life & Annuity Company of New York

We have audited the accompanying balance sheets of Lincoln Life & Annuity Company of New York (the Company) as of December 31, 2013 and 2012, and the related statements of comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2013. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln Life & Annuity Company of New York at December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles.



                                                      /s/ ERNST & YOUNG LLP
                                                      Philadelphia,
                                                      Pennsylvania
                                                      April 1, 2014

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE DATA)


                                                                                                               AS OF DECEMBER 31,
                                                                                                              ---------------------
                                                                                                                 2013       2012
                                                                                                              ---------   ---------
ASSETS
Investments:
   Available-for-sale securities, at fair value:
     Fixed maturity securities (amortized cost: 2013 -- $6,880; 2012 -- $6,708)                               $   7,259   $   7,580

     Equity securities (cost: 2012 -- $2)                                                                            --           3

   Mortgage loans on real estate                                                                                    521         423

   Policy loans                                                                                                     382         399

                                                                                                              ---------   ---------
        Total investments                                                                                         8,162       8,405

Cash and invested cash                                                                                               10          54

Deferred acquisition costs and value of business acquired                                                           586         452

Premiums and fees receivable                                                                                          8           1

Accrued investment income                                                                                           103          99

Reinsurance recoverables                                                                                            478         536

Reinsurance related embedded derivatives                                                                              8           9

Goodwill                                                                                                             60          60

Other assets                                                                                                        150         114

Separate account assets                                                                                           4,099       3,195

                                                                                                              ---------   ---------
        Total assets                                                                                          $  13,664   $  12,925

                                                                                                              =========   =========

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Future contract benefits                                                                                      $   1,439   $   1,723

Other contract holder funds                                                                                       5,708       5,407

Short-term debt                                                                                                      11          --

Income taxes payable                                                                                                362         453

Other liabilities                                                                                                    64          58

Separate account liabilities                                                                                      4,099       3,195

                                                                                                              ---------   ---------
        Total liabilities                                                                                        11,683      10,836

                                                                                                              ---------   ---------

CONTINGENCIES AND COMMITMENTS (SEE NOTE 10)
STOCKHOLDER'S EQUITY
Common stock -- 132,000 shares authorized, issued and outstanding                                                   941         941

Retained earnings                                                                                                   907         816

Accumulated other comprehensive income (loss)                                                                       133         332

                                                                                                              ---------   ---------
        Total stockholder's equity                                                                                1,981       2,089

                                                                                                              ---------   ---------
          Total liabilities and stockholder's equity                                                          $  13,664   $  12,925

                                                                                                              =========   =========


               See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
(IN MILLIONS)


                                                                                                           FOR THE YEARS ENDED
                                                                                                              DECEMBER 31,
                                                                                                         ------------------------
                                                                                                          2013     2012     2011
                                                                                                         -------  -------  ------
REVENUES
Insurance premiums                                                                                       $  151   $  139   $ 128

Fee income                                                                                                  273      275     265

Net investment income                                                                                       419      421     417

Realized gain (loss):

   Total other-than-temporary impairment losses on securities                                               (10)     (22)    (26)

   Portion of loss recognized in other comprehensive income                                                   2       10       7

                                                                                                         -------  -------  ------
     Net other-than-temporary impairment losses on securities recognized in earnings                         (8)     (12)    (19)

     Realized gain (loss), excluding other-than-temporary impairment losses on securities                    (7)      (7)     (8)

                                                                                                         -------  -------  ------
        Total realized gain (loss)                                                                          (15)     (19)    (27)

                                                                                                         -------  -------  ------
     Total revenues                                                                                         828      816     783

                                                                                                         -------  -------  ------

EXPENSES
Interest credited                                                                                           204      207     207

Benefits                                                                                                    292      265     274

Commissions and other expenses                                                                              204      191     206

Impairment of intangibles                                                                                    --       --     102

                                                                                                         -------  -------  ------
   Total expenses                                                                                           700      663     789

                                                                                                         -------  -------  ------
     Income (loss) before taxes                                                                             128      153      (6)

     Federal income tax expense (benefit)                                                                    37       59      29

                                                                                                         -------  -------  ------
        Net income (loss)                                                                                    91       94     (35)

        Other comprehensive income (loss), net of tax:

          Unrealized gain (loss) on available-for-sale securities                                          (202)      83     186

          Unrealized other-than-temporary impairment on available-for-sale securities                         3       (1)      2

                                                                                                         -------  -------  ------
            Total other comprehensive income (loss), net of tax                                            (199)      82     188

                                                                                                         -------  -------  ------
               Comprehensive income (loss)                                                               $ (108)  $  176   $ 153

                                                                                                         =======  =======  ======


               See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
STATEMENTS OF STOCKHOLDER'S EQUITY
(IN MILLIONS)


                                                                                                      FOR THE YEARS ENDED
                                                                                                         DECEMBER 31,
                                                                                                  ----------------------------
                                                                                                    2013      2012     2011
                                                                                                  --------  -------   --------
COMMON STOCK
Balance as of beginning-of-year                                                                   $   941   $   941   $   940

Stock compensation issued for benefit plans                                                            --        --         1

                                                                                                  --------  -------   --------
     Balance as of end-of-year                                                                        941       941       941

                                                                                                  --------  -------   --------

RETAINED EARNINGS
Balance as of beginning-of-year                                                                       816       722       830

Net income (loss)                                                                                      91        94       (35)

Dividends declared                                                                                     --        --       (73)

                                                                                                  --------  -------   --------
     Balance as of end-of-year                                                                        907       816       722

                                                                                                  --------  -------   --------

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance as of beginning-of-year                                                                       332       250        62

Other comprehensive income (loss), net of tax                                                        (199)       82       188

                                                                                                  --------  -------   --------
     Balance as of end-of-year                                                                        133       332       250

                                                                                                  --------  -------   --------
        Total stockholder's equity as of end-of-year                                              $ 1,981   $ 2,089   $ 1,913

                                                                                                  ========  =======   ========


               See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
STATEMENTS OF CASH FLOWS
(IN MILLIONS)


                                                                                                          FOR THE YEARS ENDED
                                                                                                             DECEMBER 31,
                                                                                                      --------------------------
                                                                                                       2013      2012     2011
                                                                                                      -------  --------  -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                                     $   91   $    94   $  (35)

Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
   Deferred acquisition costs, value of business acquired,
     deferred sales inducements and deferred front-end
     loads deferrals and interest, net of amortization                                                    24        21       66

   Change in premiums and fees receivable                                                                 (7)        4       --

   Change in accrued investment income                                                                    (4)       (2)      (4)

   Change in future contract benefits and other contract holder funds                                   (196)     (178)     (75)

   Change in reinsurance related assets and liabilities                                                   (8)       32      (79)

   Change in federal income tax accruals                                                                  19        51       12

   Realized (gain) loss                                                                                   15        19       27

   Impairment of intangibles                                                                              --        --      102

   Other                                                                                                 (21)      (13)      43

                                                                                                      -------  --------  -------
     Net cash provided by (used in) operating activities                                                 (87)       28       57

                                                                                                      -------  --------  -------

CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of available-for-sale securities                                                              (785)     (664)    (857)

Sales of available-for-sale securities                                                                    50        38      100

Maturities of available-for-sale securities                                                              561       567      500

Purchases of other investments                                                                          (170)     (335)    (132)

Sales or maturities of other investments                                                                  89       197      105

                                                                                                      -------  --------  -------
     Net cash provided by (used in) investing activities                                                (255)     (197)    (284)

                                                                                                      -------  --------  -------

CASH FLOWS FROM FINANCING ACTIVITIES
Increase (decrease) in short-term debt                                                                    11        --       --

Deposits of fixed account values, including the fixed portion of variable                                654       611      620

Withdrawals of fixed account values, including the fixed portion of variable                            (238)     (311)    (284)

Transfers to and from separate accounts, net                                                            (127)      (94)     (68)

Common stock issued for benefit plans and excess tax benefits                                             (2)       --        1

Dividends paid                                                                                            --        --      (73)

                                                                                                      -------  --------  -------
     Net cash provided by (used in) financing activities                                                 298       206      196

                                                                                                      -------  --------  -------
Net increase (decrease) in cash and invested cash                                                        (44)       37      (31)

Cash and invested cash, as of beginning-of-year                                                           54        17       48

                                                                                                      -------  --------  -------
     Cash and invested cash, as of end-of-year                                                        $   10   $    54   $   17

                                                                                                      =======  ========  =======


               See accompanying Notes to Financial Statements

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NATURE OF OPERATIONS

Lincoln Life & Annuity Company of New York ("LLANY" or the "Company," which also may be referred to as "we," "our" or "us") a wholly-owned subsidiary of The Lincoln National Life Insurance Company ("LNL"), a wholly-owned subsidiary of Lincoln National Corporation ("LNC" or the "Ultimate Parent"), is domiciled in the state of New York. LLANY is principally engaged in the sale of individual life insurance products, individual annuity products and worksite and group non-medical products (primarily term life and disability). These products are marketed primarily through personal-producing general agents and brokers throughout the U.S. LLANY is licensed and sells its products throughout the U.S. and several U.S. territories. See Note 19 for additional information.

BASIS OF PRESENTATION

The accompanying financial statements are prepared in accordance with United States of America generally accepted accounting principles ("GAAP"). Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ACCOUNTING ESTIMATES AND ASSUMPTIONS
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are: fair value of certain invested assets and derivatives, asset valuation allowances, deferred acquisition costs ("DAC"), value of business acquired ("VOBA"), deferred sales inducements ("DSI"), goodwill, future contract benefits, other contract holder funds including deferred front-end loads ("DFEL"), pension plans, income taxes and the potential effects of resolving litigated matters.

BUSINESS COMBINATIONS
We use the acquisition method of accounting for all business combination transactions and, accordingly, recognize the fair values of assets acquired, liabilities assumed and any noncontrolling interests in our financial statements. The allocation of fair values may be subject to adjustment after the initial allocation for up to a one-year period as more information becomes available relative to the fair values as of the acquisition date. The financial statements include the results of operations of any acquired company since the acquisition date.

FAIR VALUE MEASUREMENT
Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk, which would include our own credit risk. Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability ("exit price") in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability ("entry price"). Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION(TM) ("ASC"), we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique. The three-level hierarchy for fair value measurement is defined as follows:

  - Level 1 - inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to "blockage discounts" that are excluded;
  - Level 2 - inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and
  - Level 3 - inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement. Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult. However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

AVAILABLE-FOR-SALE SECURITIES -- FAIR VALUATION METHODOLOGIES AND ASSOCIATED INPUTS
Securities classified as available-for-sale ("AFS") consist of fixed maturity and equity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) ("AOCI"), net of associated DAC, VOBA, DSI, future contract benefits, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as AFS based on assumptions used by market participants in pricing

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1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


the security. The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity or equity security, and we consistently apply the valuation methodology to measure the security's fair value. Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities. Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices. We do not adjust prices received from third parties; however, we do analyze the third-party pricing services' valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our AFS securities. Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met. For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable. For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement. Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all AFS securities on any given day. For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants. For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our AFS securities discussed above:

  - Corporate bonds and U.S. government bonds - We also use Trade Reporting and Compliance Engine(TM) reported tables for our corporate bonds and vendor trading platform data for our U.S. government bonds.
  - Mortgage- and asset-backed securities - We also utilize additional inputs, which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities ("MBS"), which include collateralized mortgage obligations and mortgage pass through securities backed by residential mortgages ("RMBS"), commercial mortgage-backed securities ("CMBS"), collateralized loan obligations ("CLOs") and collateralized debt obligations ("CDOs").


  - State and municipal bonds - We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.
  - Hybrid and redeemable preferred and equity securities - We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred and equity securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes. We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service. On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source. We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

AFS SECURITIES -- EVALUATION FOR RECOVERY OF AMORTIZED COST
We regularly review our AFS securities for declines in fair value that we determine to be other-than-temporary. For an equity security, if we do not have the ability and intent to hold the security for a sufficient period of time to allow for a recovery in value, we conclude that an other-than-temporary impairment ("OTTI") has occurred and the amortized cost of the equity security is written down to the current fair value, with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss). When assessing our ability and intent to hold the equity security to recovery, we consider, among other things, the severity and duration of the decline in fair value of the equity security as well as the cause of the decline, a fundamental analysis of the liquidity, and business prospects and overall financial condition of the issuer.

For our fixed maturity AFS securities (also referred to as "debt securities"), we generally consider the following to determine whether our unrealized losses are other-than-temporarily impaired:

  - The estimated range and average period until recovery;
  - The estimated range and average holding period to maturity;
  - Remaining payment terms of the security;
  - Current delinquencies and nonperforming assets of underlying collateral;
  - Expected future default rates;
  - Collateral value by vintage, geographic region, industry concentration or property type;

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1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


  - Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
  - Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an OTTI has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss). If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an OTTI has occurred and the amortized cost is written down to the estimated recovery value with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss), as this amount is deemed the credit portion of the OTTI. The remainder of the decline to fair value is recorded in other comprehensive income ("OCI") to unrealized OTTI on AFS securities on our Statements of Stockholder's Equity, as this amount is considered a noncredit (i.e., recoverable) impairment.

When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing. In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover. The discount rate is the effective interest rate implicit in the underlying debt security. The effective interest rate is the original yield, or the coupon if the debt security was previously impaired. See the discussion below for additional information on the methodology and significant inputs, by security type, which we use to determine the amount of a credit loss.

Our conclusion that it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis, the estimated future cash flows are equal to or greater than the amortized cost basis of the debt securities, or we have the ability to hold the equity AFS securities for a period of time sufficient for recovery is based upon our asset-liability management process. Management considers the following as part of the evaluation:

  - The current economic environment and market conditions;
  - Our business strategy and current business plans;
  - The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;


  - Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
  - The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;
  - The capital risk limits approved by management; and
  - Our current financial condition and liquidity demands.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

  - Historical and implied volatility of the security;
  - Length of time and extent to which the fair value has been less than amortized cost;
  - Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
  - Failure, if any, of the issuer of the security to make scheduled payments;
    and
  - Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of an OTTI, the AFS security is accounted for as if it had been purchased on the measurement date of the OTTI. Therefore, for the fixed maturity AFS security, the original discount or reduced premium is reflected in net investment income over the contractual term of the investment in a manner that produces a constant effective yield.

To determine recovery value of a corporate bond, CLO or CDO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

  - Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
  - Fundamentals of the industry in which the issuer operates;
  - Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;
  - Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
  - Expectations regarding defaults and recovery rates;
  - Changes to the rating of the security by a rating agency; and
  - Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter we review the cash flows for the MBS to determine whether or not they are sufficient to provide for the recovery of our amortized cost. We revise our cash flow projections only for those securities that are at most risk for impairment based on current credit enhancement and trends in the underlying collateral performance. To determine recovery

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1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

  - Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
  - Level of creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
  - Susceptibility to fair value fluctuations for changes in the interest rate environment;
  - Susceptibility to reinvestment risks, in cases where market yields are lower than the securities' book yield earned;
  - Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
  - Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
  - Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related asset-backed securities ("ABS"), we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security is temporary or other-than-temporary. The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods. We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future. Other factors used in this analysis include type of underlying collateral (e.g., prime, Alt-A or subprime), geographic distribution of underlying loans and timing of liquidations by state. Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur. Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans. Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments. These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure. If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for OTTI by comparing the expected cash flows to amortized cost. To the extent that the security has already been impaired or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no impairment is required.

Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then impairment is recognized.

We further monitor the cash flows of all of our AFS securities backed by pools on an ongoing basis. We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our AFS securities backed by pools of commercial mortgages. The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future. These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable. If it is not recoverable, we record an impairment of the security.

MORTGAGE LOANS ON REAL ESTATE
Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances. Interest income is accrued on the principal balance of the loan based on the loan's contractual interest rate. Premiums and discounts are amortized using the effective yield method over the life of the loan. Interest income and amortization of premiums and discounts are reported in net investment income on our Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our commercial loan portfolio is comprised of long-term loans secured by existing commercial real estate. As such, it does not exhibit risk characteristics unique to mezzanine, construction, residential, agricultural, land or other types of real estate loans. We believe all of the loans in our portfolio share three primary risks: borrower creditworthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods for monitoring and assessing credit risk are consistent for our entire portfolio. Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated value. The loan's estimated value is based on: the present value of expected future cash flows discounted at the loan's effective interest rate; the loan's observable market price; or the fair value of the loan's collateral. Valuation allowances are maintained at a level we believe is adequate to absorb estimated probable credit losses of each specific loan. Our periodic evaluation of the adequacy of the allowance for losses is based on our past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for credit losses. In addition, we review each loan individually in our commercial mortgage loan portfolio on an annual basis to identify emerging risks. We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to

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1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


tenants with deteriorating credit profiles. Where warranted, we establish or increase loss reserves for a specific loan based upon this analysis. Our process for determining past due or delinquency status begins when a payment date is missed, at which time the borrower is contacted. After the grace period expiration that may last up to 10 days, we send a default notice. The default notice generally provides a short time period to cure the default. Our policy is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent. We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectibility of the loan. We resume accruing interest once a loan complies with all of its original terms or restructured terms. Mortgage loans deemed uncollectible are charged against the allowance for losses, and subsequent recoveries, if any, are credited to the allowance for losses. All mortgage loans that are impaired have an established allowance for credit losses. Changes in valuation allowances are reported in realized gain (loss) on our Statements of Comprehensive Income (Loss).

We measure and assess the credit quality of our mortgage loans by using loan-to-value and debt-service coverage ratios. The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value. Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan. The debt-service coverage ratio compares a property's net operating income to its debt-service payments. Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments. Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.

POLICY LOANS
Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral. Policy loans are carried at unpaid principal balances.

DERIVATIVE INSTRUMENTS
We have certain variable annuity products with guaranteed withdrawal benefits ("GWB") and guaranteed income benefits ("GIB") features that are embedded derivatives and reported as either assets or liabilities on our Balance Sheets. These embedded derivatives are carried at fair value with changes in fair value recognized in net income during the period of change.

CASH AND INVESTED CASH
Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI AND DFEL
Acquisition costs directly related to successful contract acquisitions or renewals of Universal Life ("UL") insurance, Variable Universal Life ("VUL") insurance, traditional life insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date. Bonus credits and excess interest for dollar cost averaging contracts are considered DSI. Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on our Balance Sheets.

Both DAC and VOBA amortization, excluding amounts reported in realized gain
(loss), is reported within commissions and other expenses on our Statements of Comprehensive Income (Loss). DSI amortization, excluding amounts reported in realized gain (loss), is reported in interest credited on our Statements of Comprehensive Income (Loss). The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within fee income on our Statements of Comprehensive Income (Loss). The methodology for determining the amortization of DAC, VOBA, DSI and DFEL varies by product type. For all insurance contracts, amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits ("EGPs") from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments. Contract lives for UL and VUL policies are estimated to be 40 years based on the expected lives of the contracts. Contract lives for fixed and variable deferred annuities are generally between 13 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period. The front-end load annuity product has an assumed life of 25 years. Longer lives are assigned to those blocks that have demonstrated favorable lapse experience.

Acquisition costs for all traditional contracts, including traditional life insurance contracts, such as individual whole life, group business and term life insurance, are amortized over the expected premium-paying period that ranges from 7 to 77 years. Acquisition costs are either amortized on a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There is currently no DAC, VOBA, DSI or DFEL balance or related amortization for fixed and variable payout annuities.

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract. We account for modifications of insurance

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contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as AFS and certain derivatives and embedded derivatives. Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses. When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on our Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses. These actual to expected amortization adjustments can create volatility from period to period in realized gain
(loss).

During the third quarter of each year, we conduct our annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees. These assumptions include investment margins, mortality, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions). Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on our Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs ("unlocking"). We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our annual comprehensive review. We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI, DFEL, embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.

DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

REINSURANCE
We enter into reinsurance agreements with other companies in the normal course of business. Assets and liabilities and premiums and benefits from certain reinsurance contracts that grant statutory surplus relief to other insurance companies are netted on our Balance Sheets and Statements of Comprehensive Income (Loss), respectively, because there is a right of offset. All other reinsurance agreements are reported on a gross basis on our Balance Sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to the reinsurers, with the exception of modified coinsurance ("Modco") agreements for which the right of offset also exists. Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits and DAC are reported net of insurance ceded.

GOODWILL
We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill. Goodwill is not amortized, but is reviewed at least annually for indications of value impairment, with consideration given to financial performance and other relevant factors. We perform a two-step test in our evaluation of the carrying value of goodwill for each of our reporting units, if qualitative factors determine it is necessary to complete the two-step goodwill impairment test. The results of one test on one reporting unit cannot subsidize the results of another reporting unit. In Step 1 of the evaluation, the fair value of each reporting unit is determined and compared to the carrying value of the reporting unit. If the fair value is greater than the carrying value, then the carrying value of the reporting unit is deemed to be recoverable, and Step 2 is not required. If the fair value estimate is less than the carrying value, it is an indicator that impairment may exist, and Step 2 is required. In Step 2, the implied fair value of goodwill is determined for the reporting unit. The reporting unit's fair value as determined in Step 1 is assigned to all of its net assets (recognized and unrecognized) as if the reporting unit were acquired in a business combination as of the date of the impairment test. If the implied fair value of the reporting unit's goodwill is lower than its carrying amount, goodwill is impaired and written down to its fair value; and a charge is reported in impairment of intangibles on our Statements of Comprehensive Income (Loss).

OTHER ASSETS AND OTHER LIABILITIES
Other assets consist primarily of guaranteed living benefit ("GLB") reserves embedded derivatives, DSI, specifically identifiable intangible assets, property and equipment owned by the Company, balances associated with corporate-owned and bank-owned life insurance, certain reinsurance assets, receivables resulting from sales of securities that had not yet settled as of the balance sheet date and other prepaid expenses. Other liabilities consist primarily of employee benefit liabilities, certain reinsurance payables, payables resulting from purchases of securities that had not yet settled as of the balance sheet date and other accrued expenses.

Other assets and other liabilities on our Consolidated Balance Sheets include GLB features and remaining guaranteed interest and similar contracts that are carried at fair value, which represents approximate exit value including an estimate for our non-performance risk ("NPR"). Certain of these features have elements of both insurance benefits and embedded derivatives. Through our hybrid accounting approach, we assign benefits to the embedded derivative or insurance based on the life-contingent nature of the benefits. We classify these GLB reserves embedded derivatives in Level 3 within the hierarchy levels described above in "Fair Value Measurement."

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are other-than-temporary, including unexpected or adverse changes in the following: the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation. If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our Statements of Comprehensive Income (Loss). Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations. These assets are amortized on a straight-line basis over their useful life of 25 years.

Property and equipment owned for company use is carried at cost less allowances for depreciation. Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets, which include buildings, computer hardware and software and other property and equipment. We periodically review the carrying value of our long-lived assets, including property and equipment, for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable. For long-lived assets to be held and used, impairments are recognized when the carrying amount of a long-lived asset is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. An impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

Long-lived assets to be disposed of by abandonment or in an exchange for a similar productive long-lived asset are classified as held-for-use until they are disposed. Long-lived assets to be sold are classified as held-for-sale and are no longer depreciated. Certain criteria have to be met in order for the long-lived asset to be classified as held-for-sale, including that a sale is probable and expected to occur within one year. Long-lived assets classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell.

Certain amounts reported in prior years' financial statements have been reclassified to conform to the presentation adopted in the current year. Specifically, income taxes payable were reclassified from other liabilities to a separate line item. This reclassification had no effect on net income or stockholder's equity of the prior years.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
We maintain separate account assets, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company with respect to certain accounts.



We issue variable annuity contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities). We also issue variable annuity and life contracts through separate accounts that include various types of guaranteed death benefit ("GDB"), guaranteed withdrawal benefit ("GWB") and guaranteed income benefit ("GIB") features. The GDB features include those where we contractually guarantee to the contract holder either: return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"); or the highest contract value on any contract anniversary date through age 80 minus any payments or withdrawals following the contract anniversary ("anniversary contract value").

As discussed in Note 4, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each guaranteed living benefit ("GLB") feature. We use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products. The change in fair value of these instruments tends to move in the opposite direction of the change in the value of the associated reserves. The net impact of these changes is reported as a component of realized gain (loss) on our Statements of Comprehensive Income
(Loss).

The "market consistent scenarios" used in the determination of the fair value of the GLB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid. We use risk-neutral Monte Carlo simulations in our calculation to value the entire block of guarantees, which involve 100 unique scenarios per policy or approximately 43 million scenarios. The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant. The market consistent inputs include assumptions for the capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, benefit utilization, mortality, etc.), risk margins, administrative expenses and a margin for profit. We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions. It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.

FUTURE CONTRACT BENEFITS AND OTHER CONTRACT HOLDER FUNDS
Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims. Other contract holder funds represent liabilities for fixed account values,

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


including the fixed portion of variable, dividends payable, premium deposit funds, undistributed earnings on participating business and other contract holder funds as well the carrying value of DFEL discussed above.

The liabilities for future contract benefits and claim reserves for UL and VUL insurance policies consist of contract account balances that accrue to the benefit of the contract holders, excluding surrender charges. The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue. Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue. The investment yield assumptions for immediate and deferred paid-up annuities range from 1.50% to 10.00%. These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing GDB features are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract ("benefit ratio") multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GDB payments plus interest on the liability. The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less GDB claims paid in the period plus interest. As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked, that is, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception. The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported as benefit ratio unlocking.

With respect to our future contract benefits and other contract holder funds, we continually review overall reserve position, reserving techniques and reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends. The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations. As of December 31, 2013 and 2012, participating policies comprised approximately 4% of the face amount of insurance in force, and dividend expenses were $18 million, $21 million and $24 million for the years ended December 31, 2013, 2012 and 2011, respectively.



Liabilities for the secondary guarantees on UL-type products are calculated by multiplying the benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI. The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

The fair value of our indexed annuity contracts is based on their approximate surrender values.

COMMITMENTS AND CONTINGENCIES
Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

FEE INCOME
Fee income for investment and interest-sensitive life insurance contracts consist of asset-based fees, cost of insurance charges, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account balances. Investment products consist primarily of individual and group variable and fixed deferred annuities. Interest-sensitive life insurance products include UL insurance, VUL insurance and other interest-sensitive life insurance policies. These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the "attributed fees"), which are not reported within fee income on our Statements of Comprehensive Income (Loss). These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain (loss) on our Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset-based fees, cost of insurance and contract administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

INSURANCE PREMIUMS
Our insurance premiums for traditional life insurance and group insurance products are recognized as revenue when due from the contract holder. Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Our group non-medical insurance products consist primarily of term life, disability and dental.

NET INVESTMENT INCOME
Dividends and interest income, recorded in net investment income, are recognized when earned. Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CLOs and MBS, included in the AFS fixed maturity securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively. Any adjustments resulting from changes in effective yield are reflected in net investment income on our Statements of Comprehensive Income
(Loss).

REALIZED GAIN (LOSS)
Realized gain (loss) on our Statements of Comprehensive Income (Loss) includes realized gains and losses from the sale of investments, write-downs for other-than-temporary impairments of investments, certain derivative and embedded derivative gains and losses, and net gains and losses on reinsurance embedded derivatives. Realized gains and losses on the sale of investments are determined using the specific identification method. Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL. Realized gain (loss) is also net of allocations of investment gains and losses to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

INTEREST CREDITED
Interest credited includes interest credited to contract holder account balances. Interest crediting rates associated with funds invested in our general account during 2011 through 2013 ranged from 1% to 10%.

BENEFITS
Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances. Benefits also include the change in reserves for life insurance products with secondary guarantee benefits, annuity products with guaranteed death and living benefits, and certain annuities with life contingencies. For traditional life, group health and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS
Our employees participate in the pension and post-retirement benefit plans that are sponsored by LNC and LNL. Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses. We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense. The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans. The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan. The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.

STOCK-BASED COMPENSATION
In general, we expense the fair value of stock awards included in our incentive compensation plans. As of the date LNC's Board of Directors approves our stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock. The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder's equity. We classify certain stock awards as liabilities. For these awards, the settlement value is classified as a liability on our Balance Sheets, and the liability is marked-to-market through net income at the end of each reporting period. Stock-based compensation expense is reflected in commissions and other expenses on our Statements of Comprehensive Income
(Loss).

INCOME TAXES
We file a U.S. consolidated income tax return with LNC and its subsidiaries. Pursuant to an inter-company tax sharing agreement with LNC, we provide for income taxes on a separate return filing basis. The tax sharing agreement also provides that we will receive benefit for net operating losses, capital losses and tax credits that are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC. Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to the extent required.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
2. NEW ACCOUNTING STANDARDS


ADOPTION OF NEW ACCOUNTING STANDARDS

BALANCE SHEET TOPIC
In December 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-11, "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11") to address certain comparability issues between financial statements prepared in accordance with GAAP and those prepared in accordance with International Financial Reporting Standards ("IFRS"). In January 2013, the FASB issued ASU No. 2013-01, "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" ("ASU 2013-01"), to provide information regarding the scope of the disclosures required by ASU 2011-11 to the financial instruments and derivatives reported in an entity's financial statements. ASU 2011-11 requires an entity to provide enhanced disclosures about certain financial instruments and derivative instruments, as defined in ASU 2013-01, to enable users to understand the effects of offsetting in the financial statements as well as the effects of master netting arrangements on an entity's financial condition. We adopted the disclosure requirements of ASU 2011-11, after considering the scope clarification in ASU 2013-01, as of January 1, 2013, and have included the required disclosures for all comparative periods in Note 4.

COMPREHENSIVE INCOME TOPIC
In February 2013, the FASB issued ASU No. 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income" ("ASU 2013-02"), which requires enhanced reporting of such amounts either on the face of the financial statements or in the notes to the financial statements. Under ASU 2013-02, the type of reclassification out of AOCI, as defined under current GAAP, will dictate whether the disclosure must provide the effect of the reclassification on the respective financial statement line items or whether cross-referencing to other disclosures that provide additional detail about the reclassification will be required. We adopted the disclosure requirements in ASU 2013-02 as of January 1, 2013, and have included the required disclosure in
Note 11.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

FINANCIAL SERVICES -- INVESTMENT COMPANIES TOPIC
In June 2013, the FASB issued ASU No. 2013-08, "Amendments to the Scope, Measurement, and Disclosure Requirements" ("ASU 2013-08"), which provides comprehensive accounting guidance for assessing whether an entity is an investment company. ASU 2013-08 requires an assessment of all the characteristics of an investment company through the use of a new two-tiered approach, which considers the entity's purpose and design to determine whether it is an investment company. As a result of applying the new criteria in ASU 2013-08, an entity once considered an investment company may no longer meet the new criteria to be classified as such, and conversely, an entity not classified as an investment company under current GAAP may satisfy the criteria to be classified as such upon the adoption of ASU 2013-08. If an entity is no longer classified as an investment company, it must discontinue the application of investment company accounting guidance and present the change in status through a cumulative effect adjustment to the beginning balance of retained earnings in the period of adoption. If an entity becomes classified as an investment company, ASU 2013-08 should be applied prospectively with the effect of adoption recognized as an adjustment to opening net assets for the period of adoption. The amendments in ASU 2013-08 are effective for interim and annual reporting periods in fiscal years beginning after December 15, 2013, with early application prohibited. We will adopt the requirements in ASU 2013-08 effective January 1, 2014, and are currently evaluating the impact of adoption on our financial condition and results of operations.

INCOME TAXES TOPIC
In July 2013, the FASB issued ASU No. 2013-11, "Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists" ("ASU 2013-11") in order to explicitly define the financial statement presentation requirements in GAAP. ASU 2013-11 provides guidance on the presentation of unrecognized tax benefits when net operating loss carryforwards, similar tax losses, or tax credit carryforwards exist. The amendments in the ASU are effective prospectively for interim and annual reporting periods in fiscal years beginning after December 15, 2013, with early application permitted. We will adopt the requirements of ASU 2013-11 effective January 1, 2014, and will include the new disclosure requirements in the notes to our financial statements.

OTHER EXPENSES TOPIC
In July 2011, the FASB issued ASU No. 2011-06, "Fees Paid to the Federal Government by Health Insurers" ("ASU 2011-06") in order to address the question of how health insurers should recognize and classify fees mandated by the Patient Protection and Affordable Care Act as amended by the Health Care and Education Reconciliation Act. The annual fee is imposed on health insurers for each calendar year beginning on or after January 1, 2014, and is payable no later than September 30 of the applicable year. If a fee payment is required in the applicable year, ASU 2011-06 requires the health insurer to record the liability in full with a corresponding deferred cost that is amortized to expense using a straight-line method of allocation over the applicable year. The ASU indicates that the annual fee does not meet the definition of an acquisition cost in accordance with Topic 944 of the FASB ASC. The amendments in ASU 2011-06 are effective for calendar years beginning after December 31, 2013, when the fee initially becomes effective. We will adopt the requirements of ASU 2011-06 effective January 1, 2014. The amendments will not have a material effect on our financial condition and results of operations.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
3. INVESTMENTS


AFS SECURITIES

Pursuant to the Fair Value Measurements and Disclosures Topic of the FASB ASC, we have categorized AFS securities into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3), as described in Note 1, which also includes additional disclosures regarding our fair value measurements.



The amortized cost, gross unrealized gains, losses and OTTI and fair value of AFS securities (in millions) were as follows:

                                                                                                 AS OF DECEMBER 31, 2013
                                                                                   -------------------------------------------------
                                                                                    AMORTIZED        GROSS UNREALIZED          FAIR
                                                                                                 ------------------------
                                                                                      COST        GAINS   LOSSES     OTTI      VALUE
                                                                                   ----------    ------   ------    -----    -------
FIXED MATURITY SECURITIES:
Corporate bonds.............................................................         $ 5,920     $ 443     $ 114     $10     $ 6,239
U.S. government bonds.......................................................              28         4        --      --          32
Foreign government bonds....................................................              41         4        --      --          45
RMBS........................................................................             455        33        --       4         484
CMBS........................................................................              49         2         1       1          49
CLOs........................................................................              18        --        --      --          18
State and municipal bonds...................................................             282        18         2      --         298
Hybrid and redeemable preferred securities..................................              87        10         3      --          94
                                                                                   ----------    ------   ------    -----    -------
      Total fixed maturity AFS securities...................................         $ 6,880     $ 514     $ 120     $15     $ 7,259
                                                                                   ==========    ======   ======    =====    =======

                                                                                                 AS OF DECEMBER 31, 2012
                                                                                   -------------------------------------------------
                                                                                    AMORTIZED        GROSS UNREALIZED          FAIR
                                                                                                 ------------------------
                                                                                      COST        GAINS   LOSSES     OTTI      VALUE
                                                                                   ----------    ------   ------    -----    -------
FIXED MATURITY SECURITIES:
Corporate bonds.............................................................         $ 5,541     $ 799     $  49     $11     $ 6,280
U.S. government bonds.......................................................              29         7        --      --          36
Foreign government bonds....................................................              44         8        --      --          52
RMBS........................................................................             619        59        --       8         670
CMBS........................................................................              76         5         2       1          78
CLOs........................................................................              15        --        --      --          15
State and municipal bonds...................................................             285        56        --      --         341
Hybrid and redeemable preferred securities..................................              99        13         4      --         108
                                                                                   ----------    ------   ------    -----    -------
      Total fixed maturity securities.......................................           6,708       947        55      20       7,580
Equity securities...........................................................               2         1        --      --           3
                                                                                   ----------    ------   ------    -----    -------
         Total AFS securities...............................................         $ 6,710     $ 948     $  55     $20     $ 7,583
                                                                                   ==========    ======   ======    =====    =======

The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2013, were as follows:

                                                                                     AMORTIZED       FAIR
                                                                                       COST          VALUE
                                                                                     ---------     -------
Due in one year or less.........................................................      $   165      $   169
Due after one year through five years...........................................        1,316        1,452
Due after five years through ten years..........................................        1,832        1,944
Due after ten years.............................................................        3,045        3,143
                                                                                     ---------     -------
   Subtotal.....................................................................        6,358        6,708
                                                                                     ---------     -------
MBS.............................................................................          504          533
CDOs............................................................................           18           18
                                                                                     ---------     -------
      Total fixed maturity AFS securities.......................................      $ 6,880      $ 7,259
                                                                                     =========     =======

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
3. INVESTMENTS (CONTINUED)


The fair value and gross unrealized losses, including the portion of OTTI recognized in OCI, of AFS securities (dollars in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

                                                                                    AS OF DECEMBER 31, 2013
                                                        ----------------------------------------------------------------------------
                                                            LESS THAN OR EQUAL           GREATER THAN
                                                             TO TWELVE MONTHS            TWELVE MONTHS                 TOTAL
                                                        ------------------------     --------------------     ----------------------
                                                                         GROSS                    GROSS                      GROSS
                                                                      UNREALIZED               UNREALIZED                 UNREALIZED
                                                           FAIR       LOSSES AND     FAIR      LOSSES AND       FAIR      LOSSES AND
                                                           VALUE         OTTI        VALUE        OTTI          VALUE        OTTI
                                                        ---------     ----------     -----     ----------     -------     ----------
FIXED MATURITY SECURITIES:
Corporate bonds.......................................    $ 1,332        $ 85        $ 192        $ 39        $ 1,524        $ 124
Foreign government bonds..............................          2          --           --          --              2           --
RMBS..................................................         59           1           24           3             83            4
CMBS..................................................          8           1            3           1             11            2
CLOs..................................................         18          --           --          --             18           --
State and municipal bonds.............................         39           1            5           1             44            2
Hybrid and redeemable preferred securities............         10          --           13           3             23            3
                                                        ---------     ----------     -----     ----------     -------     ----------
         Total fixed maturity AFS securities..........    $ 1,468        $ 88        $ 237        $ 47        $ 1,705        $ 135
                                                        =========     ==========     =====     ==========     =======     ==========
Total number of AFS securities in an unrealized loss
 position.............................................                                                                         380
                                                                                                                          ==========

                                                                                    AS OF DECEMBER 31, 2012
                                                          --------------------------------------------------------------------------
                                                            LESS THAN OR EQUAL           GREATER THAN
                                                             TO TWELVE MONTHS            TWELVE MONTHS                 TOTAL
                                                          ----------------------     --------------------     ----------------------
                                                                         GROSS                    GROSS                      GROSS
                                                                      UNREALIZED               UNREALIZED                 UNREALIZED
                                                           FAIR       LOSSES AND     FAIR      LOSSES AND       FAIR      LOSSES AND
                                                           VALUE         OTTI        VALUE        OTTI          VALUE        OTTI
                                                          -------     ----------     -----     ----------     -------     ----------
FIXED MATURITY SECURITIES:
Corporate bonds.........................................  $   267        $ 14        $ 150        $ 46        $   417        $  60
RMBS....................................................       34           5           15           3             49            8
CMBS....................................................       --           2            8           1              8            3
Hybrid and redeemable preferred securities..............       --          --           32           4             32            4
                                                          -------     ----------     -----     ----------     -------     ----------
         Total fixed maturity AFS securities............  $   301        $ 21        $ 205        $ 54        $   506        $  75
                                                          =======     ==========     =====     ==========     =======     ==========
Total number of AFS securities in an unrealized loss
 position...............................................                                                                       167
                                                                                                                          ==========

The fair value, gross unrealized losses, the portion of OTTI recognized in OCI (in millions) and number of AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

                                                                                                  AS OF DECEMBER 31, 2013
                                                                                       ---------------------------------------------
                                                                                                                          NUMBER
                                                                                       FAIR       GROSS UNREALIZED          OF
                                                                                                 -----------------
                                                                                       VALUE      LOSSES      OTTI     SECURITIES(1)
                                                                                       -----     -------     -----     -------------
Less than six months..........................................................         $  1       $  --       $ --            1
Twelve months or greater......................................................           71          22          9           30
                                                                                       -----     -------     -----     -------------
   Total......................................................................         $ 72       $  22       $  9           31
                                                                                       =====     =======     =====     =============

                                                                                                  AS OF DECEMBER 31, 2012
                                                                                       ---------------------------------------------
                                                                                                                          NUMBER
                                                                                       FAIR       GROSS UNREALIZED          OF
                                                                                                 -----------------
                                                                                       VALUE      LOSSES      OTTI     SECURITIES(1)
                                                                                       -----     -------     -----     -------------
Less than six months..........................................................         $  5       $   1       $ --            3
Nine months or greater, but less than twelve months...........................            1          --         --            2
Twelve months or greater......................................................           73          43         13           42
                                                                                       -----     -------     -----     -------------
   Total......................................................................         $ 79       $  44       $ 13           47
                                                                                       =====     =======     =====     =============

--------------
(1) We may reflect a security in more than one aging category based on various purchase dates.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
3. INVESTMENTS (CONTINUED)


We regularly review our investment holdings for OTTI. Our gross unrealized losses, including the portion of OTTI recognized in OCI, on AFS securities increased $60 million for the year ended December 31, 2013. As discussed further below, we believe the unrealized loss position as of December 31, 2013, did not represent OTTI as (i) we did not intend to sell these fixed maturity AFS securities; (ii) it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis; (iii) the estimated future cash flows were equal to or greater than the amortized cost basis of the debt securities; and (iv) we had the ability and intent to hold the equity AFS securities for a period of time sufficient for recovery.

Based upon this evaluation as of December 31, 2013, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums and fees and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our temporarily-impaired securities.

As of December 31, 2013, the unrealized losses associated with our corporate bond securities were attributable primarily to securities that were backed by commercial loans and individual issuer companies. For our corporate bond securities with commercial loans as the underlying collateral, we evaluated the projected credit losses in the underlying collateral and concluded that we had sufficient subordination or other credit enhancement when compared with our estimate of credit losses for the individual security and we expected to recover the entire amortized cost for each security. For individual issuers, we performed detailed analysis of the financial performance of the issuer and determined that we expected to recover the entire amortized cost for each security.

As of December 31, 2013, the unrealized losses associated with our MBS and CLOs were attributable primarily to collateral losses and credit spreads. We assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities and prepayment rates. We estimated losses for a security by forecasting the underlying loans in each transaction. The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable. Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts, sector credit ratings and other independent market data. Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost basis of each temporarily impaired security.

As of December 31, 2013, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of specific issuers. For our hybrid and redeemable preferred securities, we evaluated the financial performance of the issuer based upon credit performance and investment ratings and determined that we expected to recover the entire amortized cost of each security.



Changes in the amount of credit loss of OTTI recognized in net income (loss) where the portion related to other factors was recognized in OCI (in millions) on fixed maturity AFS securities were as follows:

                                               FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                             -----------------------
                                              2013    2012     2011
                                             ------   ------  ------
Balance as of beginning-of-year...........   $  53    $  61    $ 47
   Increases attributable to:
      Credit losses on securities for
        which an OTTI was not
        previously recognized.............       5        9      10
      Credit losses on securities for
        which an OTTI was
        previously recognized.............       4        5      11
   Decreases attributable to:
      Securities sold.....................     (15)     (22)     (7)
                                             ------   ------  ------
        Balance as of end-of-year.........   $  47    $  53    $ 61
                                             ======   ======  ======

During 2013, 2012 and 2011, we recorded credit losses on securities for which an OTTI was not previously recognized as we determined the cash flows expected to be collected would not be sufficient to recover the entire amortized cost basis of the debt security. The credit losses we recorded on securities for which an OTTI was not previously recognized were attributable primarily to one or a combination of the following reasons:

  - Failure of the issuer of the security to make scheduled payments;
  - Deterioration of creditworthiness of the issuer;
  - Deterioration of conditions specifically related to the security;
  - Deterioration of fundamentals of the industry in which the issuer operates; and
  - Deterioration of the rating of the security by a rating agency.

We recognize the OTTI attributed to the noncredit portion as a separate component in OCI referred to as unrealized OTTI on AFS securities.

MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate principally involve commercial real estate. The commercial loans are geographically diversified throughout the U.S. with the largest concentrations in New York, which accounted for approximately 71% and 60% of mortgage loans on real estate as of December 31, 2013 and 2012, respectively.

The following provides the current and past due composition of our mortgage loans on real estate (in millions):

                                                 AS OF DECEMBER 31,
                                                 ------------------
                                                  2013        2012
                                                 -----       ------
Current......................................    $ 521       $  423
Unamortized premium (discount)...............       --           --
                                                 -----       ------
   Total carrying value......................    $ 521       $  423
                                                 =====       ======

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
3. INVESTMENTS (CONTINUED)



There were no impaired mortgage loans on real estate as of December 31, 2013 and 2012.

As described in Note 1, we use the loan-to-value and debt-service coverage ratios as credit quality indicators for our mortgage loans, which were as follows (dollars in millions):

                                                            AS OF DECEMBER 31, 2013                    AS OF DECEMBER 31, 2012
                                                     -------------------------------------     -------------------------------------
                                                                                    DEBT-                                     DEBT-
                                                                                   SERVICE                                   SERVICE
                                                     PRINCIPAL        % OF        COVERAGE      PRINCIPAL       % OF        COVERAGE
                                                      AMOUNT          TOTAL         RATIO        AMOUNT         TOTAL         RATIO
                                                     ---------     ---------     ---------     ----------     --------     ---------
Less than 65%.....................................     $ 498         95.6%          2.15         $ 400          94.6%         1.86
65% to 74%........................................        13          2.5%          1.59            12           2.8%         1.50
75% to 100%.......................................        10          1.9%          0.61            11           2.6%         0.59
                                                     ---------     ---------                   ----------     --------
   Total mortgage loans on real estate............     $ 521        100.0%                       $ 423        100.0%
                                                     =========     =========                   ==========     ========



NET INVESTMENT INCOME

The major categories of net investment income (in millions) on our Statements of Comprehensive Income (Loss) were as follows:

                                          FOR THE YEARS ENDED
                                             DECEMBER 31,
                                     ------------------------------
                                     2013        2012        2011
                                     ------      ------     -------
Fixed maturity AFS
   securities...................     $ 377       $ 381      $  382
Mortgage loans on
   real estate..................        22          18          14
Policy loans....................        21          24          23
Commercial mortgage
   loan prepayment and
   bond make-whole
   premiums.....................         6           5           5
                                     ------      ------     -------
   Investment income............       426         428         424
Investment expense..............        (7)         (7)         (7)
                                     ------      ------     -------
   Net investment income........     $ 419       $ 421      $  417
                                     ======      ======     =======

REALIZED GAIN (LOSS) RELATED TO CERTAIN INVESTMENTS

The detail of the realized gain (loss) related to certain investments (in millions) was as follows:

                                          FOR THE YEARS ENDED
                                             DECEMBER 31,
                                     ------------------------------
                                     2013        2012        2011
                                     -----      -------      ------
Fixed maturity AFS securities:
   Gross gains..................     $  1       $    1       $   2
   Gross losses.................      (10)         (17)        (31)
Associated amortization of
   DAC, VOBA, DSI and DFEL
   and changes in other
   contract holder funds........       (2)          --           3
                                     -----      -------      ------
   Total realized gain (loss)
      related to certain
      investments...............     $(11)       $ (16)      $ (26)
                                     =====      =======      ======



Details underlying write-downs taken as a result of OTTI (in millions) that were recognized in net income (loss) and included in realized gain (loss) on AFS securities above, and the portion of OTTI recognized in OCI (in millions) were as follows:

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                      -----------------------------
                                      2013        2012        2011
                                      -----      ------      ------
OTTI RECOGNIZED IN
   NET INCOME (LOSS)
Fixed maturity securities:
Corporate bonds...................    $ (3)      $  (6)      $  (2)
RMBS..............................      (4)         (3)        (14)
CMBS..............................      (2)         (5)         (8)
                                      -----      ------      ------
   Gross OTTI recognized in
      net income (loss)...........      (9)        (14)        (24)
   Associated amortization
      of DAC, VOBA, DSI,
      and DFEL....................       1           2           5
                                      -----      ------      ------
      Net OTTI recognized in
        net income (loss),
        pre-tax...................    $ (8)      $ (12)      $ (19)
                                      =====      ======      ======
PORTION OF OTTI
   RECOGNIZED IN OCI
Gross OTTI recognized in OCI......    $  2       $  11       $   8
Change in DAC, VOBA,
   DSI and DFEL...................      --          (1)         (1)
                                      -----      ------      ------
   Net portion of OTTI
      recognized in OCI,
      pre-tax.....................    $  2       $  10       $   7
                                      =====      ======      ======

DETERMINATION OF CREDIT LOSSES ON CORPORATE BONDS AND CLOS
As of December 31, 2013 and 2012, we reviewed our corporate bond and CLO portfolios for potential shortfall in contractual principal and interest based on numerous subjective and objective inputs. The factors used to determine the amount of credit loss for each individual security, include, but are not limited to, near term risk, substantial discrepancy between book and market value, sector or company-specific volatility, negative operating trends and trading levels wider than peers.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
3. INVESTMENTS (CONTINUED)



DETERMINATION OF CREDIT LOSSES ON MBS
As of December 31, 2013 and 2012, default rates were projected by considering underlying MBS loan performance and collateral type. Projected default rates on existing delinquencies vary between 10% to 100% depending on loan type and severity of delinquency status. In addition, we estimate the potential contributions of currently performing loans that may become delinquent in the future based on the change in delinquencies and loan liquidations experienced in the recent history. Finally, we develop a default rate timing curve by aggregating the defaults for all loans in the pool (delinquent loans, foreclosure and real estate owned and new delinquencies from currently performing loans) and the associated loan-level loss severities.

We use certain available loan characteristics such as lien status, loan sizes and occupancy to estimate the loss severity of loans. Second lien loans are assigned 100% severity, if defaulted. For first lien loans, we assume a minimum of 30% severity with higher severity assumed for investor properties and further adjusted by housing price assumptions. With the default rate timing curve and loan-level severity, we derive the future expected credit losses.

INVESTMENT COMMITMENTS

As of December 31, 2013, our investment commitments were $29 million, which included $20 million of private placement securities and $9 million of mortgage loans on real estate.

CONCENTRATIONS OF FINANCIAL INSTRUMENTS

As of December 31, 2013 and 2012, our most significant investments in one issuer were our investments in securities issued by the Federal Home Loan Mortgage Corporation with a fair value of $284 million and $392 million, respectively, or 4% and 5% of our invested assets portfolio, respectively, and our investments in securities issued by Fannie Mae with a fair value of $136 million and $184 million, respectively, or 2% of our invested assets portfolio. These investments are included in corporate bonds in the tables above.

As of December 31, 2013 our most significant investments in one industry were our investment securities in the electric industry with a fair value of $808 million, or 10% of our invested assets portfolio and our investments in the food and beverage industry with a fair value of $428 million, or 5% of our invested assets portfolio. As of December 31, 2012 our most significant investments in one industry were our investment securities in the electric industry with a fair value of $843 million, or 10% of our invested assets portfolio and our investment securities in the CMO industry with a fair value of $500 million, or 6%, of our invested assets portfolio. We utilized the industry classifications to obtain the concentration of financial instruments amount; as such, this amount will not agree to the AFS securities table above.

ASSETS ON DEPOSIT

The Company had investment assets on deposit with regulatory agencies with a fair market value of $13 million and $14 million as of December 31, 2013 and 2012, respectively.





--------------------------------------------------------------------------------
4. DERIVATIVE INSTRUMENTS


EMBEDDED DERIVATIVES

We have embedded derivatives that include:

GLB RESERVES EMBEDDED DERIVATIVES
We transfer the liability for our GWB and GIB features to LNL, who uses a hedging strategy designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with these features. The hedging strategy is designed such that changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities move in the opposite direction of the changes in embedded derivative guaranteed living benefits ("GLB") reserves caused by those same factors. The hedge positions are re-balanced based upon changes in these factors as needed. While the hedge positions are actively managed, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and the ability to purchase hedging instruments at prices consistent with the desired risk and return trade-off.

Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services - Insurance - Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC ("benefit reserves") and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosure Topics of the FASB ASC ("embedded derivative reserves"). We calculate the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature.

REINSURANCE RELATED EMBEDDED DERIVATIVES
We have certain modified coinsurance arrangements and coinsurance with funds withheld reinsurance arrangements with embedded derivatives related to the withheld assets of the related funds. These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
4. DERIVATIVE INSTRUMENTS (CONTINUED)


Embedded derivative instruments with off-balance-sheet risks (in millions) were as follows:

                                                            AS OF DECEMBER 31, 2013                   AS OF DECEMBER 31, 2012
                                                     ------------------------------------       ------------------------------------
                                                     NOTIONAL            FAIR VALUE             NOTIONAL            FAIR VALUE
                                                                    ---------------------                      ---------------------
                                                      AMOUNTS        ASSET      LIABILITY        AMOUNTS        ASSET      LIABILITY
                                                     --------       ------      ---------       --------       ------      ---------
Reinsurance related(1)..........................       $ --          $  8         $ --            $ --          $ 9          $ --
GLB reserves(2).................................         --            36           --              --           --            --
GLB reserves(2).................................         --            --           36              --           --            51
                                                     --------       ------      ---------       --------       ------      ---------
   Total embedded derivative instruments........       $ --          $ 44         $ 36            $ --          $ 9          $ 51
                                                     ========       ======      =========       ========       ======      =========

-------------
(1)  Reported in reinsurance related embedded derivatives on our Balance
     Sheets.
(2)  Reported in other assets on our Balance Sheets.
(3)  Reported in other liabilities on our Balance Sheets.


The gains (losses) on embedded derivative instruments (in millions), recorded within net income (loss) on our Statements of Comprehensive Income (Loss) were as follows:

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                          -------------------------
                                          2013      2012     2011
                                          -----    -----     ------
Reinsurance related(1).................   $  1      $ --     $  --
Other assets - GLB reserves(1).........    (88)       --        --
Other liabilities - GLB reserves(1)....     88        50       (77)

-------------
(1)  Reported in realized gain (loss) on our Statements of Comprehensive Income
     (Loss).






BALANCE SHEET OFFSETTING

Information related to our embedded derivative instruments and the effects of offsetting on our Balance Sheets (in millions) were as follows as of December 31, 2013:

FINANCIAL ASSETS
Gross amount of recognized assets.......................     $ 44
Gross amounts offset....................................       --
                                                            -----
   Net amount of assets.................................       44
Gross amounts not offset:
   Financial instruments................................       --
    Cash collateral received............................       --
                                                            -----
      Net amount........................................     $ 44
                                                            =====
FINANCIAL LIABILITIES
Gross amount of recognized liabilities..................     $ 36
Gross amounts offset....................................       --
                                                            -----
   Net amount of liabilities............................       36
Gross amounts not offset:
    Cash collateral received............................       --
   Cash collateral pledged..............................       --
                                                            -----
      Net amount........................................     $ 36
                                                            =====




--------------------------------------------------------------------------------
5. FEDERAL INCOME TAXES
The federal income tax expense (benefit) on continuing operations (in millions) was as follows:

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                       ---------------------------
                                       2013       2012       2011
                                       -----      -----      -----
Current............................    $ 38       $ 11       $ 19
Deferred...........................      (1)        48         10
                                       -----      -----      -----
   Federal income tax expense
      (benefit)....................    $ 37       $ 59       $ 29
                                       =====      =====      =====

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
5. FEDERAL INCOME TAXES (CONTINUED)



A reconciliation of the effective tax rate differences (in millions) was as follows:

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                         -----------------------------
                                         2013        2012       2011
                                         -------    -------     ------
Tax rate times pre-tax income........    $ 45       $  54       $  (2)
Effect of:
   Separate account dividend
      received deduction.............      (6)         (5)         (5)
   Tax credits.......................      (1)         (1)         (1)
   Goodwill..........................      --          --          36
   Change in uncertain tax
      positions......................      --          (4)          1
   Other items.......................      (1)         15          --
                                         -------    -------     ------
      Federal income tax expense
         (benefit)...................    $ 37       $  59       $  29
                                         =======    =======     ======
Effective tax rate...................      29%         38%         NM
                                         =======    =======     ======

The effective tax rate is the ratio of tax expense over pre-tax income (loss). Since the pre-tax income of $(6) million resulted in tax expense of $29 million in 2011, the effective tax rate was not meaningful. The benefit for tax credits is attributable to foreign tax credits.

The federal income tax asset (liability) (in millions) was as follows:

                                                  AS OF DECEMBER 31,
                                                  -------------------
                                                   2013       2012
                                                  -------    --------
Current......................................     $  (48)    $   (30)
Deferred.....................................       (314)       (423)
                                                  -------    --------
   Total federal income tax asset
      (liability)............................     $ (362)    $  (453)
                                                  =======    ========

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

                                                  AS OF DECEMBER 31,
                                                  -------------------
                                                   2013       2012
                                                  -------    --------
DEFERRED TAX ASSETS
Future contract benefits and other
   contract holder funds.....................     $   27     $    36
Investments..................................         --           4
Guarantee assessments........................         --           6
Other........................................          2           1
                                                  -------    --------
Total deferred tax assets....................         29          47
                                                  -------    --------
DEFERRED TAX LIABILITIES
DAC..........................................        123          95
VOBA.........................................         67          51
Net unrealized gain on AFS securities........        134         307
Investments..................................          2          --
Other........................................         17          17
                                                  -------    --------
   Total deferred tax liabilities............        343         470
                                                  -------    --------
      Net deferred tax asset (liability).....     $ (314)    $  (423)
                                                  =======    ========



Although realization is not assured, management believes that it is more likely than not that we will realize the benefits of our deferred tax assets, and, accordingly, no valuation allowance has been recorded.

As of December 31, 2013 and 2012, $1 million of our unrecognized tax benefits presented below, if recognized, would have affected our income tax expense and our effective tax rate. We are not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year. A reconciliation of the unrecognized tax benefits (in millions) was as follows:

                                                      FOR THE
                                                    YEARS ENDED
                                                   DECEMBER 31,
                                                ------------------
                                                 2013        2012
                                                -----       ------
Balance as of beginning-of-year...............   $ 8        $  22
   Decreases for prior year tax positions.....    --          (12)
   Decreases for lapse of statute of
      limitations.............................    --           (2)
                                                -----       ------
      Balance as of end-of-year...............   $ 8        $   8
                                                =====       ======

We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense. For the years ended December 31, 2013, 2012 and 2011, we recognized interest and penalty expense (benefit) related to uncertain tax positions of zero, $(3) million and $1 million, respectively. We had accrued interest and penalty expense related to the unrecognized tax benefits of $2 million as of December 31, 2013 and 2012.

We are subject to examination by U.S. federal, state, local and non-U.S. income authorities. We are currently under examination by the Internal Revenue Service ("IRS") for tax years 2009 through 2011. The IRS concluded its examination of tax years 2007 and 2008 on January 18, 2013. We have protested the final assessment, which is being combined with tax years 2005 and 2006 in IRS Appeals.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
-----------------------------------------------------------------------------
6. DAC, VOBA, DSI AND DFEL


Changes in DAC (in millions) were as follows:

                                              FOR THE YEARS
                                           ENDED DECEMBER 31,
                                        --------------------------
                                        2013      2012       2011
                                        ------    ------    ------
Balance as of beginning-of-year.....    $ 304     $ 321     $ 339
   Deferrals........................       80        68        68
   Amortization, net of interest:
      Amortization, excluding
        unlocking, net of
        interest....................      (45)      (42)      (37)
      Unlocking.....................        4        (7)       (1)
   Adjustment related to realized
      (gains) losses................       (3)       (3)        2
   Adjustment related to
      unrealized (gains) losses.....       53       (33)      (50)
                                        ------    ------    ------
        Balance as of end-of-year...    $ 393     $ 304     $ 321
                                        ======    ======    ======

Changes in VOBA (in millions) were as follows:

                                              FOR THE YEARS
                                           ENDED DECEMBER 31,
                                       ---------------------------
                                        2013      2012       2011
                                       -------    ------    ------
Balance as of beginning-of-year.....    $ 148     $ 200     $ 319
   Deferrals........................        1        --         1
   Amortization:
      Amortization, excluding
        unlocking...................      (31)      (41)      (51)
      Unlocking.....................      (36)       (6)      (22)
   Accretion of interest(1).........       15        17        20
   Adjustment related to
      unrealized (gains) losses.....       96       (22)      (67)
                                       -------    ------    ------
        Balance as of end-of-year...    $ 193     $ 148     $ 200
                                       =======    ======    ======

-------------
(1) The interest accrual rates utilized to calculate the accretion of interest ranged from 4.02% to 7.05%.




Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2013, was as follows:

2014.........................................  $21
2015.........................................   19
2016.........................................   18
2017.........................................   17
2018.........................................   16

Changes in DSI (in millions) were as follows:

                                              FOR THE YEARS
                                           ENDED DECEMBER 31,
                                       --------------------------
                                       2013       2012      2011
                                       -----     ------     -----
Balance as of beginning-of-year.....    $ 9       $ 12      $ 13
   Deferrals........................      1          1         1
   Amortization, net of interest:
      Amortization, excluding
        unlocking, net of
        interest....................     (1)        (2)       (2)
   Adjustment related to
      unrealized (gains) losses.....      2         (2)       --
                                       -----     ------     -----
        Balance as of end-of-year...    $11       $  9      $ 12
                                       =====     ======     =====

Changes in DFEL (in millions) were as follows:

                                              FOR THE YEARS
                                           ENDED DECEMBER 31,
                                       ---------------------------
                                        2013      2012       2011
                                       ------     -----     ------
Balance as of beginning-of-year.....   $  74      $ 82      $ 101
   Deferrals........................      26        29         40
   Amortization, net of interest:
      Amortization, excluding
        unlocking, net of
        interest....................     (12)      (15)       (11)
      Unlocking.....................      (2)       (6)        (6)
   Adjustment related to
      unrealized (gains) losses.....      40       (16)       (42)
                                       ------     -----     ------
        Balance as of end-of-year...   $ 126      $ 74      $  82
                                       ======     =====     ======


--------------------------------------------------------------------------------
7. REINSURANCE


The following summarizes reinsurance amounts (in millions) recorded on our Statements of Comprehensive Income (Loss):

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                      ----------------------------
                                       2013       2012      2011
                                      -------    -------   -------
Direct insurance premiums
   and fee income..................   $  605     $  578    $  552
Reinsurance ceded..................     (181)      (164)     (159)
                                      -------    -------   -------
   Total insurance premiums
      and fee income...............   $  424     $  414    $  393
                                      =======    =======   =======
Direct insurance benefits..........   $  541     $  472    $  458
Reinsurance recoveries netted
   against benefits................     (249)      (207)     (184)
                                      -------    -------   -------
   Total benefits..................   $  292     $  265    $  274
                                      =======    =======   =======

We cede insurance to other companies. The portion of risks exceeding our retention limit is reinsured with other insurers. We seek reinsurance coverage to limit our exposure to mortality losses and to enhance our capital management.

Under our reinsurance program, we reinsure 20% to 25% of the mortality risk on newly issued non-term life insurance contracts and 25% to 30% of total mortality risk including term insurance contracts. Our policy for this program is to retain no more than $20 million on a single insured life issued on fixed, VUL and term life insurance contracts. Portions of our deferred annuity business have been reinsured on a Modco basis with other companies to limit our exposure to interest rate risks. As of December 31, 2013, the reserves associated with these reinsurance arrangements totaled $4 million.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
7. REINSURANCE (CONTINUED)


Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers. The amounts recoverable from reinsurers were $442 million and $536 million as of December 31, 2013 and 2012. We focus on obtaining reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our reinsurers.

Reinsurance contracts do not relieve an insurer from its primary obligation to policyholders. Therefore, the failure of a reinsurer to discharge its reinsurance obligations could result in a loss to us. We regularly evaluate the financial condition of our reinsurers and monitor concentrations of credit risk related to reinsurance activities.



--------------------------------------------------------------------------------
8. GOODWILL AND SPECIFICALLY IDENTIFIABLE INTANGIBLE ASSETS


The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

                                                                                      FOR THE YEAR ENDED DECEMBER 31, 2013
                                                                             -------------------------------------------------------
                                                                              ACQUISITION   CUMULATIVE
                                                                                BALANCE     IMPAIRMENT
                                                                                 AS OF         AS OF                        BALANCE
                                                                              BEGINNING-    BEGINNING-                    AS OF END-
                                                                                OF-YEAR       OF-YEAR      IMPAIRMENT       OF-YEAR
                                                                             ------------   -----------    -----------    ----------
Annuities.................................................................      $  26         $   --           $--           $ 26
Life Insurance............................................................        136           (102)           --             34
                                                                             ------------   -----------    -----------    ----------
      Total goodwill......................................................      $ 162         $ (102)          $--           $ 60
                                                                             ============   ===========    ===========    ==========

                                                                                      FOR THE YEAR ENDED DECEMBER 31, 2012
                                                                             -------------------------------------------------------
                                                                              ACQUISITION   CUMULATIVE
                                                                                BALANCE     IMPAIRMENT
                                                                                 AS OF         AS OF                        BALANCE
                                                                              BEGINNING-    BEGINNING-                    AS OF END-
                                                                                OF-YEAR        OF-YEAR      IMPAIRMENT      OF-YEAR
                                                                             ------------   -----------    -----------    ----------
Annuities.................................................................      $  26         $   --           $--           $ 26
Life Insurance............................................................        136           (102)           --             34
                                                                             ------------   -----------    -----------    ----------
      Total goodwill......................................................      $ 162         $ (102)          $--           $ 60
                                                                             ============   ===========    ===========    ==========


We perform a Step 1 goodwill impairment analysis on all of our reporting units at least annually on October 1. To determine the implied fair value for our reporting units, we utilize primarily a discounted cash flow valuation technique ("income approach"), although limited available market data is also considered. In determining the estimated fair value, we consider discounted cash flow calculations, the level of LNC's share price and assumptions that market participants would make in valuing the reporting unit. This analysis requires us to make judgments about revenues, earnings projections, capital market assumptions and discount rates.

As of October 1, 2013 and 2012, our Annuities reporting unit passed the Step 1 analysis. Given the Step 1 results, we also performed a Step 2 analysis for our Life Insurance reporting unit. Based upon our Step 2 analysis for Life Insurance, we determined that there was no impairment due to the implied fair value of goodwill being in excess of the carrying value of goodwill.

As of October 1, 2011, our Annuities reporting unit passed the Step 1 analysis. Given the Step 1 results, we also performed a Step 2 analysis for our Life Insurance reporting unit. Based upon our Step 2 analysis for Life Insurance, we recorded a goodwill impairment that was attributable primarily to marketplace dynamics and lower expectations associated with product changes that we have implemented or will implement shortly that we believe will have an unfavorable effect on our sales levels for a period of time.

The gross carrying amounts and accumulated amortization (in millions) for the major specifically identifiable intangible asset class by reportable segment were as follows:

                                                                                   AS OF DECEMBER 31, 2013   AS OF DECEMBER 31, 2012
                                                                                  ------------------------  ------------------------
                                                                                    GROSS                      GROSS
                                                                                  CARRYING    ACCUMULATED    CARRYING    ACCUMULATED
                                                                                   AMOUNT    AMORTIZATION     AMOUNT    AMORTIZATION
                                                                                  --------   -------------  ---------  -------------

Life Insurance:
   Sales force.................................................................      $7           $2            $7           $2

Future estimated amortization of the specifically identifiable intangible assets was immaterial as of December 31, 2013.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
9. GUARANTEED BENEFIT FEATURES


Information on the GDB features outstanding (dollars in millions) was as follows (our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive):

                                                AS OF DECEMBER 31,
                                              ----------------------
                                                 2013        2012
                                              ----------   ---------
RETURN OF NET DEPOSITS
Total account value.........................    $  3,102    $  2,427
Net amount at risk(1).......................           3          14
Average attained age of contract
   holders..................................    57 YEARS    56 years
MINIMUM RETURN
Average attained age of contract
   holders..................................    81 YEARS    80 years
Guaranteed minimum return...................          5%          5%
ANNIVERSARY CONTRACT VALUE
Total account value.........................    $  1,174    $    990
Net amount at risk(1).......................           8          78
Average attained age of contract
   holders..................................    67 YEARS    66 years

------------
(1) Represents the amount of death benefit in excess of the account balance. The decrease in net amount at risk when comparing December 31, 2013, to December 31, 2012, was attributable primarily to the increase in the equity markets during 2013.

The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience. The following summarizes the balances of and changes in the liabilities for GDBs (in millions), which were recorded in future contract benefits on our Balance
Sheets:

                                               FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                              ---------------------
                                               2013    2012   2011
                                              -----   -----   -----
Balance as of beginning-of-year............    $  2    $ 2    $  1
   Changes in reserves.....................      --      1       3
   Benefits paid...........................      --     (1)     (2)
                                              -----   -----   -----
        Balance as of end-of-year..........    $  2    $ 2    $  2
                                              =====   =====   =====

VARIABLE ANNUITY CONTRACTS
Account balances of variable annuity contracts with guarantees (in millions) were invested in separate account investment options as follows:

                                               AS OF DECEMBER 31,
                                               ----------------------
                                                 2013        2012
                                               ----------  ----------
ASSET TYPE
Domestic equity............................    $ 1,452     $ 1,113
International equity.......................        634         500
Bonds......................................        899         728
Money market...............................        409         264
                                               ----------  ----------
   Total...................................    $ 3,394     $ 2,605
                                               ==========  ==========
Percent of total variable annuity
   separate account values.................         91%         90%

SECONDARY GUARANTEE PRODUCTS
Future contract benefits also includes reserves for our secondary guarantee products sold through our Life Insurance segment. These UL and VUL products with secondary guarantees represented 23% of total life insurance in-force reserves as of December 31, 2013, and 40% of total sales for the year ended December 31, 2013.



--------------------------------------------------------------------------------
10. CONTINGENCIES AND COMMITMENTS



CONTINGENCIES

REGULATORY AND LITIGATION MATTERS
Regulatory bodies, such as state insurance departments, the U.S. Securities and Exchange Commission ("SEC"), Financial Industry Regulatory Authority and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws and unclaimed property laws.

We are involved in various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise. In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experiences of LLANY in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
10. CONTINGENCIES AND COMMITMENTS (CONTINUED)


Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2013. While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on LLANY's financial condition.

For some matters, the Company is able to estimate a reasonably possible range of loss. For such matters in which a loss is probable, an accrual has been made. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. Accordingly, the estimate contained in this paragraph reflects two types of matters. For some matters included within this estimate, an accrual has been made, but there is a reasonable possibility that an exposure exists in excess of the amount accrued. In these cases, the estimate reflects the reasonably possible range of loss in excess of the accrued amount. For other matters included within this estimation, no accrual has been made because a loss, while potentially estimable, is believed to be reasonably possible but not probable. In these cases, the estimate reflects the reasonably possible loss or range of loss. As of December 31, 2013, LNC, LLANY's ultimate parent company, disclosed in its Annual Report on Form 10-K filed with the SEC that it estimates the aggregate range of reasonably possible losses on a consolidated basis, including amounts in excess of amounts accrued for these matters as of such date, to be up to approximately $220 million.

For other matters, we are not currently able to estimate the reasonably possible loss or range of loss. We are often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, we review relevant information with respect to litigation contingencies and update our accruals and estimates of reasonably possible losses or ranges of loss based on such reviews.

During 2013, we entered into a Global Resolution Agreement with multiple states' treasury and controller offices for compliance with laws and regulations concerning the identification, reporting and escheatment of unclaimed contract benefits or abandoned funds. Under the terms of the Global Resolution Agreement, a third-party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Death Master File ("SSDMF") to identify deceased insureds and contract holders where a valid claim has not been made. In addition, we entered into a Regulatory Settlement Agreement with the insurance regulators of seven states to settle regulatory inquiries and examinations with respect to our processes for identifying and paying claims and benefits in the future. The Regulatory Settlement Agreement becomes effective when a minimum of 20 states have agreed to participate in the resolution. As part of the settlement, we have agreed to reimburse the participating states for a portion of the costs of such examinations. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSDMF to identify unclaimed death benefits, and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in:
(1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and (3) changes in the Company's practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.

COMMITMENTS

VULNERABILITY FROM CONCENTRATIONS
As of December 31, 2013, we did not have a concentration of business transactions with a particular customer or lender or sources of supply of labor or services used in the business. However, we do have a concentration in a market and geographic area in which business is conducted. For the year ended December 31, 2013, approximately 97% of the premiums, on the basis of statutory accounting principles ("SAP"), were generated in New York.

OTHER CONTINGENCY MATTERS
State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. We have accrued for expected assessments and the related reductions in future state premium taxes, which net to assessments of $1 million and $17 million as of December 31, 2013 and 2012, respectively.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
11. SHARES AND STOCKHOLDER'S EQUITY


All authorized and issued shares of LLANY are owned by LNL.

AOCI

The following summarizes the components and changes in AOCI (in millions):

                                                                                                           FOR THE YEARS ENDED
                                                                                                              DECEMBER 31,
                                                                                                      ------------------------------
                                                                                                       2013       2012       2011
                                                                                                      -------    -------    --------
UNREALIZED GAIN (LOSS) ON AFS SECURITIES
Balance as of beginning-of-year...................................................................    $  341     $  258     $    72
   Unrealized holding gains (losses) arising during the year......................................      (508)       226         366
   Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds.............       186       (139)        (94)
   Income tax benefit (expense)...................................................................       113        (14)       (103)
   Less:
      Reclassification adjustment for gains (losses) included in net income (loss)................        (9)       (16)        (29)
      Associated amortization of DAC, VOBA, DSI and DFEL..........................................        (2)        --           3
      Income tax benefit (expense)................................................................         4          6           9
                                                                                                      -------    -------    --------
        Balance as of end-of-year.................................................................    $  139     $  341     $   258
                                                                                                      =======    =======    ========
UNREALIZED OTTI ON AFS SECURITIES
Balance as of beginning-of-year...................................................................    $  (10)    $   (9)    $   (11)
(Increases) attributable to:
   Gross OTTI recognized in OCI during the year...................................................        (2)       (11)         (8)
   Change in DAC, VOBA, DSI and DFEL..............................................................        --          1           1
   Income tax benefit (expense)...................................................................         1          3           3
Decreases attributable to:
   Sales, maturities or other settlements of AFS securities.......................................         7         13          12
   Change in DAC, VOBA, DSI and DFEL..............................................................        (1)        (3)         (3)
   Income tax benefit (expense)...................................................................        (2)        (4)         (3)
                                                                                                      -------    -------    --------
        Balance as of end-of-year.................................................................    $   (7)    $  (10)    $    (9)
                                                                                                      =======    =======    ========
UNREALIZED GAIN (LOSS) ON DERIVATIVE INSTRUMENTS
Balance as of beginning-of-year...................................................................    $    1     $    1     $     1
                                                                                                      -------    -------    --------
        Balance as of end-of-year.................................................................    $    1     $    1     $     1
                                                                                                      =======    =======    ========

The following summarizes the reclassifications out of AOCI (in millions) for the year ended December 31, 2013, and the associated line item in the Statements of Comprehensive Income (Loss):

UNREALIZED GAIN (LOSS) ON AFS SECURITIES
Gross reclassification.....................................     $ (9)     Total realized gain (loss)
Associated amortization of DAC, VOBA, DSI and DFEL.........       (2)     Total realized gain (loss)
   Reclassification before income tax benefit (expense)....      (11)     Income (loss) from continuing operations before taxes
   Income tax benefit (expense)............................        4      Federal income tax expense (benefit)
                                                                -----
      Reclassification, net of income tax..................     $ (7)     Net income (loss)
                                                                =====
UNREALIZED OTTI ON AFS SECURITIES
Gross reclassification.....................................     $  7      Total realized gain (loss)
Change in DAC, VOBA, DSI and DFEL..........................       (1)     Total realized gain (loss)
   Reclassification before income tax benefit (expense)....        6      Income (loss) from continuing operations before taxes
   Income tax benefit (expense)............................       (2)     Federal income tax expense (benefit)
                                                                -----
      Reclassification, net of income tax..................     $  4      Net income (loss)
                                                                =====

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
12. REALIZED GAIN (LOSS)


Details underlying realized gain (loss) (in millions) reported on our Statements of Comprehensive Income (Loss) were as follows:

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                              -----------------------
                                              2013     2012     2011
                                              ------   ------  ------
Total realized gain (loss) related to
   certain investments(1)..................   $ (11)   $ (16)  $ (26)
Variable annuity net derivatives
   results:(2)
   Gross gain (loss).......................      (3)      (1)     --
   Associated amortization of DAC,
      VOBA, DSI and DFEL...................      (1)      (2)     (1)
                                              ------   ------  ------
         Total realized gain (loss)........   $ (15)   $ (19)  $ (27)
                                              ======   ======  ======

-------------
(1)  See "Realized Gain (Loss) Related to Certain Investments" section in Note
     3.
(2) Includes the net difference in the change in embedded derivative reserves of our GLB products.



--------------------------------------------------------------------------------
13. COMMISSIONS AND OTHER EXPENSES


Details underlying commissions and other expenses (in millions) were as follows:

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                      ---------------------------
                                       2013       2012       2011
                                      -----      -----      -----
Commissions.....................      $  97      $  82      $  80
General and administrative
   expenses.....................         78         79         68
DAC and VOBA deferrals
   and interest, net of
   amortization.................         12         11         22
Taxes, licenses and fees........         17         19         36
                                      -----      -----      -----
      Total.....................      $ 204      $ 191      $ 206
                                      =====      =====      =====






--------------------------------------------------------------------------------
14. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS


LNC and LNL maintain qualified funded defined benefit pension plans in which many of our employees are participants. LNC and LNL also maintain non-qualified, unfunded defined benefit pension plans for certain employees. In addition, for certain former employees, we have supplemental retirement plans that provide defined benefit pension benefits in excess of limits imposed by federal tax law. All of our defined benefit pension plans are frozen, and there are no new participants and no future accruals of benefits from the date of the freeze.

The eligibility requirements for each plan are described in each plan document and vary for each plan based on completion of a specified period of continuous service and date of hire, subject to age limitations. The frozen pension plan benefits are calculated either on a traditional final pay or cash balance formula. Those formulas are based upon years of credited service and eligible earnings as defined in each plan document. The traditional formula provides benefits stated in terms of a single life annuity payable at age 65. The cash balance formula provides benefits stated as a lump sum hypothetical account balance. That account balance equals the sum of the employee's accumulated annual benefit credits plus interest credits. Benefit credits, which are based on years of service and base salary plus bonus, ceased as of the dates the plan was frozen. Interest credits continue until the participant's benefit is paid.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
14. PENSION, POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFIT PLANS (CONTINUED)


LNC and LNL also sponsor a voluntary employees' beneficiary association ("VEBA") trust that provides postretirement medical, dental and life insurance benefits to retired full-time employees and agents who, depending on the plan, have worked for us for at least 10 years and attained age 55 (age 60 for agents). VEBAs are a special type of tax-exempt trust used to provide benefits that are subject to preferential tax treatment under the Internal Revenue Code. Medical and dental benefits are available to spouses and other eligible dependents of retired employees and agents. Retirees may be required to contribute toward the cost of these benefits. Eligibility and the amount of required contribution for these benefits varies based upon a variety of factors including years of service and year of retirement.



--------------------------------------------------------------------------------
15. DEFINED CONTRIBUTION AND DEFERRED COMPENSATION PLANS


DEFINED CONTRIBUTION PLANS

LNC and LNL sponsor defined contribution plans, which include 401(k) and money purchase plans, for eligible employees and agents, including those of LLANY. LNC and LNL make contributions and matching contributions to each of the active plans in accordance with the plan documents and various limitations under
Section 401(a) of the Internal Revenue Code of 1986, as amended. For the years ended December 31, 2013, 2012 and 2011, expenses for these plans were $3 million, $3 million and $2 million, respectively.

DEFERRED COMPENSATION PLANS

LNC and LNL sponsor six separate non-qualified, unfunded, deferred compensation plans for employees, agents and non-employee directors. LLANY participates in five of these deferred compensation plans. LLANY's associated liability for these plans was $3 million and $2 million as of December 31, 2013 and 2012, respectively, which is reported in other liabilities on our Balance Sheets.

DEFERRED COMPENSATION PLAN FOR EMPLOYEES
Participants may elect to defer a portion of their compensation as defined by the plan. Participants may select from prescribed "phantom" investment options that are used as measures for calculating the returns that are notionally credited to their accounts. Under the terms of the plan, LNC agrees to pay out amounts based upon the aggregate performance of the investment measures selected by the participants. LNC makes matching contributions based upon amounts placed into the plan by individuals after participants have exceeded applicable limits of the Internal Revenue Code applicable to 401(k) plans. The amounts of LNC contributions are calculated in accordance with the plan document. Our expenses for this plan were less than $1 million for the years ended December 31, 2013, 2012 and 2011.

DEFERRED COMPENSATION PLANS FOR AGENTS
LNL sponsors three deferred compensation plans for certain eligible agents. Participants may elect to defer a portion of their compensation as defined by the respective plan. Participants may select from prescribed "phantom" investment options that are used as measures for calculating the returns that are notionally credited to their accounts. Under the terms of these plans, LNL agrees to pay out amounts based upon the aggregate performance of the investment measures selected by the participants. The amounts of LNL's contributions are calculated and made in accordance with the plans' documents. Our expenses for these plans were not significant for the years ended December 31, 2013, 2012 and 2011.



--------------------------------------------------------------------------------
16. STOCK-BASED INCENTIVE COMPENSATION PLANS


Our employees and agents are included in LNC's two stock-based incentive plans that provide for the issuance of stock options, performance shares (performance-vested shares as opposed to time-vested shares), stock appreciation rights, restricted stock units and restricted stock awards ("nonvested stock"). LNC issues new shares to satisfy option exercises. Total compensation expense for stock-based incentive compensation plans was not material for the years ended December 31, 2013, 2012, and 2011.



--------------------------------------------------------------------------------
17. STATUTORY INFORMATION AND RESTRICTIONS


We prepare financial statements in accordance with statutory accounting principles ("SAP") prescribed or permitted by the New York Department of Insurance, which may vary materially from GAAP.

Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules. Permitted SAP encompasses all accounting practices not so prescribed. The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
17. STATUTORY INFORMATION AND RESTRICTIONS (CONTINUED)


We are subject to the applicable laws and regulations of our state of domicile. Changes in these laws and regulations could change capital levels or capital requirements for the Company.

Specified statutory information (in millions) was as follows:

                                                  AS OF DECEMBER 31,
                                                  ------------------
                                                  2013         2012
                                                  -----       ------
U.S. capital and surplus......................     $713         $648

                                               FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                             ----------------------
                                              2013   2012    2011
                                             ------  -----  -------
U.S. net gain (loss) from operations,
   after-tax...............................  $ 166   $ 82   $  (99)
U.S. net income (loss).....................    161     74     (121)
U.S. dividends to LNL......................     --     --       73

The increase in statutory net income (loss) when comparing 2013 to 2012 was due primarily to an increase in favorable tax items over prior year and favorable reserve development in variable annuities due to improvements in the equity market and higher forward interest rates.

The increase in statutory net income (loss) when comparing 2012 to 2011 was due primarily to a decrease in realized losses in invested assets, an increase in favorable tax items over prior year and favorable reserve development in variable annuities due to improvements in the equity market and less volatility in the forward interest rates.

Our state of domicile, New York, has adopted certain prescribed accounting practices that differ from those found in NAIC SAP. These prescribed practices are the use of continuous Commissioners Annuity Reserve Valuation Method ("CARVM") in the calculation of reserves and the use of a more conservative valuation interest rate on certain annuities.

The favorable (unfavorable) effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed practices (in millions) were as follows:

                                                  AS OF DECEMBER 31,
                                                  ------------------
                                                  2013         2012
                                                  -----        -----
Calculation of reserves using
   continuous CARVM...........................     $(2)         $(2)
Conservative valuation rate on certain
   annuities..................................      (1)          (1)



During the third quarter of 2013, the New York Department of Financial Services ("NYDFS") announced that it would not recognize the NAIC revisions to Actuarial Guideline 38 in applying the New York law governing the reserves to be held for UL and VUL products containing secondary guarantees. The change, effective December 31, 2013, impacts the Company, notwithstanding that the Company discontinued the sale of these products in early 2013. We expect to phase in the increase in reserves over five years beginning with 2013. As such, we increased reserves by $90 million as of December 31, 2013. The additional increase in reserves over the next four years is subject to on-going discussions with the NYDFS. However, we do not expect the amount for each of the remaining years to exceed $90 million per year.

The NAIC has adopted Risk-Based Capital ("RBC") requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. Under RBC requirements, regulatory compliance is determined by the ratio of a company's total adjusted capital, as defined by the NAIC, to its company action level of RBC (known as the "RBC ratio"), also as defined by the NAIC. The company action level may be triggered if the RBC ratio is between 75% and 100%, which would require the insurer to submit a plan to the regulator detailing corrective action it proposes to undertake. As of December 31, 2013, the Company's RBC ratio was approximately four times the aforementioned company action level.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNL. Under New York laws and regulations, we may pay dividends to LNL without prior approval of the Superintendent of the New York Department of Insurance provided such dividend, along with all other dividends paid within the preceding 12 consecutive months, would not exceed the statutory limitation. The current statutory limitation is the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year or net gain from operations for the immediately preceding calendar year, not including realized capital gains. We expect we could pay dividends of approximately $71 million in 2014 without New York Department of Insurance approval.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
18. FAIR VALUE OF FINANCIAL INSTRUMENTS


The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

                                                                                                  AS OF DECEMBER 31,
                                                                                  --------------------------------------------------
                                                                                           2013                       2012
                                                                                  -----------------------    -----------------------
                                                                                   CARRYING       FAIR       CARRYING       FAIR
                                                                                     VALUE        VALUE        VALUE        VALUE
                                                                                  ----------    ---------    ---------    ----------
ASSETS
Investments:
AFS securities:
   Fixed maturity securities...................................................    $  7,259     $  7,259     $  7,580     $   7,580
   Equity securities...........................................................          --           --            3             3
Mortgage loans on real estate..................................................         521          511          423           448
Cash and invested cash.........................................................          10           10           54            54
Reinsurance related embedded derivatives.......................................           8            8            9             9
Other assets - GLB reserves embedded derivatives(1)............................          36           36           --            --
Separate account assets........................................................       4,099        4,099        3,195         3,195
LIABILITIES
Other contract holder funds:
   Remaining guaranteed interest and similar contracts.........................         (54)         (54)         (65)          (65)
   Account values of certain investment contracts..............................      (1,385)      (1,440)      (1,374)       (1,570)
Short-term debt................................................................         (11)         (11)          --            --
Other liabilities - GLB reserves embedded derivatives(1).......................         (36)         (36)         (51)          (51)
BENEFIT PLANS' ASSETS(3).......................................................                       --                         --

-------------
(1)  GLB reserves embedded derivatives are fully ceded to LNL.


VALUATION METHODOLOGIES AND ASSOCIATED INPUTS FOR FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on our Balance Sheets. Considerable judgment is required to develop these assumptions used to measure fair value. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

MORTGAGE LOANS ON REAL ESTATE
The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record. The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's market price or the fair value of the collateral if the loan is collateral dependent. The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.



OTHER CONTRACT HOLDER FUNDS
Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts. The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued. As of December 31, 2013 and 2012, the remaining guaranteed interest and similar contracts carrying value approximated fair value. The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date. The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.

SHORT-TERM DEBT
The carrying value of short-term debt approximates fair value. The inputs used to measure the fair value of our short-term debt are classified as Level 2 within the fair value hierarchy.

FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2013 or 2012, and we noted no changes in our valuation methodologies between these periods.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
18. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels described above:

                                                                                             AS OF DECEMBER 31, 2013
                                                                            --------------------------------------------------------
                                                                              QUOTED
                                                                              PRICES
                                                                             IN ACTIVE
                                                                            MARKETS FOR    SIGNIFICANT     SIGNIFICANT
                                                                             IDENTICAL     OBSERVABLE     UNOBSERVABLE       TOTAL
                                                                              ASSETS         INPUTS          INPUTS          FAIR
                                                                             (LEVEL 1)      (LEVEL 2)       (LEVEL 3)        VALUE
                                                                            -----------    -----------   --------------    ---------
ASSETS
Investments:
   Fixed maturity AFS securities:
      Corporate bonds...................................................       $   5        $   6,161         $  73        $  6,239
      U.S. government bonds.............................................          31                1            --              32
      Foreign government bonds..........................................          --               43             2              45
      RMBS..............................................................          --              484            --             484
      CMBS..............................................................          --               47             2              49
      CLOs..............................................................          --                7            11              18
      State and municipal bonds.........................................          --              298            --             298
      Hybrid and redeemable preferred securities........................          --               93             1              94
Cash and invested cash..................................................          --               10            --              10
Separate account assets.................................................          78            4,021            --           4,099
Reinsurance related embedded derivatives................................          --                8            --               8
Other assets - GLB reserves embedded derivatives........................          --               --            36              36
                                                                            -----------    -----------   --------------    ---------
        Total assets....................................................       $ 114        $  11,173         $ 125        $ 11,412
                                                                            ===========    ===========   ==============    =========
LIABILITIES
Other liabilities - GLB reserves embedded derivatives...................       $  --        $      --         $ (36)       $    (36)
                                                                            -----------    -----------   --------------    ---------
      Total liabilities.................................................       $  --        $      --         $ (36)       $    (36)
                                                                            ===========    ===========   ==============    =========

                                                                                             AS OF DECEMBER 31, 2012
                                                                            --------------------------------------------------------
                                                                              QUOTED
                                                                              PRICES
                                                                             IN ACTIVE
                                                                            MARKETS FOR    SIGNIFICANT     SIGNIFICANT
                                                                             IDENTICAL     OBSERVABLE     UNOBSERVABLE       TOTAL
                                                                              ASSETS         INPUTS          INPUTS          FAIR
                                                                             (LEVEL 1)      (LEVEL 2)       (LEVEL 3)        VALUE
                                                                            -----------    -----------   --------------    ---------
ASSETS
Investments:
   Fixed maturity AFS securities:
      Corporate bonds...................................................       $   5        $   6,192         $  83        $  6,280
      U.S. government bonds.............................................          34                2            --              36
      Foreign government bonds..........................................          --               52            --              52
      RMBS..............................................................          --              670            --             670
      CMBS..............................................................          --               75             3              78
      CLOs..............................................................          --                9             6              15
      State and municipal bonds.........................................          --              341            --             341
      Hybrid and redeemable preferred securities........................          --              104             4             108
   Equity AFS securities................................................           3               --            --               3
Cash and invested cash..................................................          --               54            --              54
Reinsurance related embedded derivatives................................          --                9            --               9
Separate account assets.................................................          68            3,127            --           3,195
                                                                            -----------    -----------   --------------    ---------
        Total assets....................................................       $ 110        $  10,635         $  96        $ 10,841
                                                                            ===========    ===========   ==============    =========
LIABILITIES
Other liabilities - GLB reserves embedded derivatives...................       $  --        $      --         $ (51)       $    (51)
                                                                            -----------    -----------   --------------    ---------
      Total liabilities.................................................       $  --        $      --         $ (51)       $    (51)
                                                                            ===========    ===========   ==============    =========

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
18. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy. This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL. The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.




                                                                               FOR THE YEAR ENDED DECEMBER 31, 2013
                                                              ----------------------------------------------------------------------
                                                                                                   PURCHASES,
                                                                                         GAINS     ISSUANCES,    TRANSFERS
                                                                             ITEMS     (LOSSES)      SALES,        IN OR
                                                                           INCLUDED       IN       MATURITIES,      OUT
                                                               BEGINNING      IN          OCI     SETTLEMENTS,      OF        ENDING
                                                                 FAIR         NET         AND        CALLS,      LEVEL 3,      FAIR
                                                                 VALUE      INCOME       OTHER         NET       NET(1)(2)     VALUE
                                                              ----------   --------    --------   ------------   ---------   -------
Investments:(3)
   Fixed maturity AFS securities:
     Corporate bonds......................................      $  83        $   4       $ 3          $ 4          $ (21)     $  73
     Foreign government bonds.............................         --           --        --            2             --          2
     CMBS.................................................          3           --        --           (1)            --          2
     CLOs.................................................          6           --        --            5             --         11
     Hybrid and redeemable preferred securities...........          4           --        (1)          (2)            --          1
Other assets - GLB reserves embedded derivatives(4).......         51          (87)       --           --             72         36
Other liabilities - GLB reserves embedded derivatives(4)..        (51)          87        --           --            (72)       (36)
                                                              ----------   --------    --------   ------------   ---------   -------
        Total, net........................................      $  96        $   4       $ 2          $ 8          $ (21)     $  89
                                                              ==========   ========    ========   ============   =========   =======

                                                                               FOR THE YEAR ENDED DECEMBER 31, 2012
                                                              ----------------------------------------------------------------------
                                                                                                   PURCHASES,
                                                                                         GAINS     ISSUANCES,    TRANSFERS
                                                                             ITEMS     (LOSSES)      SALES,        IN OR
                                                                           INCLUDED       IN       MATURITIES,      OUT
                                                               BEGINNING      IN          OCI     SETTLEMENTS,      OF        ENDING
                                                                 FAIR         NET         AND        CALLS,      LEVEL 3,      FAIR
                                                                 VALUE      INCOME       OTHER         NET        NET(1)       VALUE
                                                              ----------   ---------   --------   ------------   ---------   -------
Investments:((3))
   Fixed maturity AFS securities:
     Corporate bonds........................................    $  140       $  4        $ (2)        $(5)         $ (54)     $  83
     U.S. government bonds..................................         1         --          --          (1)            --         --
     RMBS...................................................         2         --          --          (1)            (1)        --
     CMBS...................................................         4         (1)          1          --             (1)         3
     CLOs...................................................         3         --          --           6             (3)         6
     Hybrid and redeemable preferred securities.............        10         --           1          --             (7)         4
Other liabilities - GLB reserves embedded derivatives((4))..      (101)        50          --          --             --        (51)
                                                              ----------   ---------   --------   ------------   ---------   -------
        Total, net..........................................    $   59       $ 53        $ --         $(1)         $ (66)     $  45
                                                              ==========   =========   ========   ============   =========   =======

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
18. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)



                                                                              FOR THE YEAR ENDED DECEMBER 31, 2011
                                                             -----------------------------------------------------------------------
                                                                                                  PURCHASES,
                                                                                        GAINS     ISSUANCES,    TRANSFERS
                                                                            ITEMS     (LOSSES)      SALES,        IN OR
                                                                          INCLUDED       IN       MATURITIES,      OUT
                                                              BEGINNING      IN          OCI     SETTLEMENTS,      OF        ENDING
                                                                FAIR         NET         AND        CALLS,      LEVEL 3,      FAIR
                                                                VALUE      INCOME       OTHER         NET        NET(1)       VALUE
                                                             ----------   ---------   --------   ------------   ---------   --------
Investments:(3)
   Fixed maturity AFS securities:
     Corporate bonds......................................     $  139       $   3       $  1        $  (7)        $  4      $   140
     U.S. government bonds................................          1          --         --           --           --            1
     Foreign government bonds.............................          1          --         --           --           (1)          --
     RMBS.................................................          2          --         --           --           --            2
     CMBS.................................................         15         (10)        13          (14)          --            4
     CLOs.................................................          3          --         --           --           --            3
     Hybrid and redeemable preferred securities...........          4          --          3           (6)           9           10
Other liabilities - GLB reserves embedded
   derivatives((4)).......................................        (24)        (77)        --           --           --         (101)
                                                             ----------   ---------   --------   ------------   ---------   --------
        Total, net........................................     $  141       $ (84)      $ 17        $ (27)        $ 12      $    59
                                                             ==========   =========   ========   ============   =========   ========

--------------
(1) Transfers in or out of Level 3 for AFS securities are displayed at amortized cost as of the beginning-of-year. For AFS securities, the difference between beginning-of-year amortized cost and beginning-of-year fair value was included in OCI and earnings, respectively, in prior years.
(2) Transfers in or out of Level 3 for GLB reserves embedded derivatives represent reclassifications between other assets and other liabilities on our Balance Sheets.
(3) Amortization and accretion of premiums and discounts are included in net investment income on our Statements of Comprehensive Income (Loss). Gains (losses) from sales, maturities, settlements and calls and OTTI are included in realized gain (loss) on our Statements of Comprehensive Income
     (Loss).
(4) Gains (losses) from sales, maturities, settlements and calls are included in realized gain (loss) on our Statements of Comprehensive Income
     (Loss).

The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported above:

                                                                              FOR THE YEAR ENDED DECEMBER 31, 2013
                                                            ------------------------------------------------------------------------
                                                             ISSUANCES     SALES     MATURITIES      SETTLEMENTS    CALLS      TOTAL
                                                            ----------     -----     ----------     ------------    -----     ------
Investments:
   Fixed maturity AFS securities:
     Corporate bonds.....................................      $ 19        $ --        $ (13)           $(2)        $ --       $  4
     Foreign government bonds............................         2          --           --             --           --          2
     CMBS................................................        --          --           --             (1)          --         (1)
     CLOs................................................         5          --           --             --           --          5
     Hybrid and redeemable preferred securities..........        --          (2)          --             --           --         (2)
                                                            ----------     -----     ----------     ------------    -----     ------
        Total, net.......................................      $ 26        $ (2)       $ (13)           $(3)        $ --       $  8
                                                            ==========     =====     ==========     ============    =====     ======

                                                                              FOR THE YEAR ENDED DECEMBER 31, 2012
                                                            ------------------------------------------------------------------------
                                                             ISSUANCES     SALES     MATURITIES      SETTLEMENTS    CALLS      TOTAL
                                                            ----------     -----     ----------     ------------    -----     ------
Investments:
   Fixed maturity AFS securities:
     Corporate bonds.....................................      $ --        $ --         $ --            $(3)        $ (2)      $ (5)
     U.S. government bonds...............................        --          --           --             (1)          --         (1)
     RMBS................................................        --          --           (1)            --           --         (1)
     CLOs................................................         6          --           --             --           --          6
                                                            ----------     -----     ----------     ------------    -----     ------
        Total, net.......................................      $  6        $ --         $ (1)           $(4)        $ (2)      $ (1)
                                                            ==========     =====     ==========     ============    =====     ======

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
18. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)



                                                                              FOR THE YEAR ENDED DECEMBER 31, 2011
                                                             -----------------------------------------------------------------------
                                                              ISSUANCES     SALES    MATURITIES      SETTLEMENTS     CALLS     TOTAL
                                                             ----------    ------    -----------    ------------     -----    ------
Investments:
   Fixed maturity AFS securities:
     Corporate bonds......................................      $ 14       $  (6)        $(6)          $   (8)       $ (1)    $  (7)
     CMBS.................................................        --         (12)         --               (2)         --       (14)
     Hybrid and redeemable preferred securities...........        --          (6)         --               --          --        (6)
                                                             ----------    ------    -----------    ------------     -----    ------
        Total, net........................................      $ 14       $ (24)        $(6)          $  (10)       $ (1)    $ (27)
                                                             ==========    ======    ===========    ============     =====    ======



The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                           ------------------------
                                            2013     2012    2011
                                           -------   -----   ------
Other assets - GLB reserves
   embedded derivatives(1)..............   $ (100)   $ --    $  --
Other liabilities - GLB reserves
   embedded derivatives(1)..............      100      58      (69)

--------------
(1)  Included in realized gain (loss) on our Statements of Comprehensive Income
     (Loss).

The following provides the components of the transfers in and out of Level 3 (in millions) as reported above:

                                              FOR THE YEAR ENDED
                                               DECEMBER 31, 2013
                                       --------------------------------
                                        TRANSFERS    TRANSFERS
                                          IN TO       OUT OF
                                         LEVEL 3      LEVEL 3     TOTAL
                                       ----------   ----------   ------
Investments:
   Fixed maturity AFS securities:
      Corporate bonds................     $ 8         $ (29)     $ (21)
      Hybrid and redeemable
         preferred securities........       1            (1)        --
                                       ----------   ----------   ------
         Total, net..................     $ 9         $ (30)     $ (21)
                                       ==========   ==========   ======

                                              FOR THE YEAR ENDED
                                               DECEMBER 31, 2012
                                       --------------------------------
                                        TRANSFERS    TRANSFERS
                                          IN TO       OUT OF
                                         LEVEL 3      LEVEL 3     TOTAL
                                       ----------   ----------   ------
Investments:
   Fixed maturity AFS securities:
      Corporate bonds................     $  2        $ (56)     $ (54)
      RMBS...........................       --           (1)        (1)
      CMBS...........................       --           (1)        (1)
      CLOs...........................       --           (3)        (3)
      Hybrid and redeemable
         preferred securities........        3          (10)        (7)
                                       ----------   ----------   ------
         Total, net..................     $  5        $ (71)     $ (66)
                                       ==========   ==========   ======


                                              FOR THE YEAR ENDED
                                               DECEMBER 31, 2011
                                       --------------------------------
                                        TRANSFERS    TRANSFERS
                                          IN TO       OUT OF
                                         LEVEL 3      LEVEL 3     TOTAL
                                       ----------   ----------   ------
Investments:
   Fixed maturity AFS securities:
      Corporate bonds................     $ 24        $ (20)      $  4
      Foreign government
         bonds.......................       --           (1)        (1)
      Hybrid and redeemable
         preferred securities........        9           --          9
                                       ----------   ----------   ------
         Total, net..................     $ 33        $ (21)      $ 12
                                       ==========   ==========   ======

Transfers in and out of Level 3 are generally the result of observable market information on a security no longer being available or becoming available to our pricing vendors. For the years ended December 31, 2013, 2012 and 2011, our corporate bonds and hybrid and redeemable preferred securities transfers in and out were attributable primarily to the securities' observable market information no longer being available or becoming available. Transfers in and out of Levels 1 and 2 are generally the result of a change in the type of input used to measure the fair value of an asset or liability at the end of the reporting period. When quoted prices in active markets become available, transfers from Level 2 to Level 1 will result. When quoted prices in active markets become unavailable, but we are able to employ a valuation methodology using significant observable inputs, transfers from Level 1 to Level 2 will result. For the years ended December 31, 2013, 2012 and 2011, the transfers between Levels 1 and 2 of the fair value hierarchy were less than $1 million for our financial instruments carried at fair value.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
18. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)


The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2013:

                                        FAIR            VALUATION                        SIGNIFICANT                 ASSUMPTION OR
                                        VALUE           TECHNIQUE                    UNOBSERVABLE INPUTS             INPUT RANGES
                                       -------  -------------------------  --------------------------------------  ----------------
ASSETS
Investments:
   Fixed maturity AFS securities:
         Corporate bonds.............  $   66   Discounted cash flow       Liquidity/duration adjustment(1)        1.6% - 8.8%
         Foreign government bonds....       2   Discounted cash flow       Liquidity/duration adjustment(1)        3.4%
Other assets - GLB reserves
   embedded derivatives..............      36   Discounted cash flow       Long-term lapse rate(2)                 1% - 27%
                                                                           Utilization of guaranteed
                                                                              withdrawals(3)                       90% - 100%
                                                                           Claims utilization factor(4)            60% - 100%
                                                                           Premiums utilization factor(4)          77% - 132%
                                                                           NPR(5)                                  0% - 0.53%
                                                                           Mortality rate(6)                              (8)
                                                                           Volatility(7)                           1% - 28%
LIABILITIES
Other liabilities - GLB reserves
   embedded derivatives..............     (36)  Discounted cash flow       Long-term lapse rate(2)                 1% - 27%
                                                                           Utilization of guaranteed
                                                                              withdrawals(3)                       90% - 100%
                                                                           Claims utilization factor(4)            60% - 100%
                                                                           Premiums utilization factor(4)          77% - 132%
                                                                           NPR(5)                                  0% - 0.53%
                                                                           Mortality rate(6)                              (8)
                                                                           Volatility(7)                           1% - 28%

---------------
(1) The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.
(2) The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits.
(3) The utilization of guaranteed withdrawals input represents the estimated percentage of contractor holders that utilize the guaranteed withdrawal feature.
(4) The utilization factors are applied to the present value of claims or premiums, as appropriate, in the GLB reserve calculation to estimate the impact of inefficient withdrawal behavior, including taking less than or more than the maximum guaranteed withdrawal.
(5) The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract.
(6) The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(7) The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets. Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation.
(8) The mortality rate is based on a combination of company and industry experience, adjusted for improvement factors.


From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources. We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us. Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants. The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability. Significant increases or decreases in any of the broker quotes received may result in a significantly higher or lower fair value measurement.

Changes in any of the significant inputs presented in the table above may result in a significant change in the fair value measurement of the asset or liability as follows:

  - INVESTMENTS - An increase in the liquidity/duration adjustment input would result in a decrease in the fair value measurement.
  - GLB RESERVES EMBEDDED DERIVATIVES - Assuming our GLB reserves embedded derivatives are in a liability position: an increase in our lapse rate, NPR or mortality rate inputs would result in a decrease in the fair value measurement; and an increase in the utilization of guarantee withdrawal or volatility inputs would result in an increase in the fair value measurement.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
18. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)



For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.



As part of our on-going valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary. For more information, see "Summary of Significant Accounting Policies" above.



--------------------------------------------------------------------------------
19. SEGMENT INFORMATION


We provide products and services and report results through our Annuities, Retirement Plan Services, Life Insurance and Group Protection segments. We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments. Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business. The following is a brief description of these segments and Other Operations.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering fixed (including indexed) and variable annuities.

The Retirement Plan Services segment provides employer-sponsored defined benefit and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

The Life Insurance segment focuses in the creation and protection of wealth through life insurance products, including term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs), indexed UL and both single and survivorship versions of UL and VUL, including corporate-owned UL and VUL insurance and bank-owned UL and VUL insurance products.

The Group Protection segment offers group non-medical insurance products, principally term life, universal life, disability, dental, vision, accident and critical illness insurance to the employer market place through various forms of employee-paid and employer- plans. Its products are marketed primarily through a national distribution system of regional group offices. These offices develop business through employee benefit brokers, third-party administrators and other employee benefit firms.

Other Operations includes investments related to excess capital; other corporate investments; benefit plan net liability; the results of certain disability income business; and debt costs.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments. Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

  - Realized gains and losses associated with the following ("excluded realized gain (loss)"):
    - Sales or disposals of securities;
    - Impairments of securities;
    - Changes in the fair value of embedded derivatives within certain reinsurance arrangements; and


    - Changes in the fair value of the embedded derivatives of our GLB riders accounted for at fair value, net of the change in the fair value of the derivatives we own to hedge them;
  - Changes in reserves resulting from benefit ratio unlocking on our GDB and GLB riders;
  - Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;
  - Gains (losses) on early extinguishment of debt;
  - Losses from the impairment of intangible assets;
  - Income (loss) from discontinued operations; and
  - Income (loss) from the initial adoption of new accounting standards.

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

  - Excluded realized gain (loss);
  - Revenue adjustments from the initial adoption of new accounting standards;
  - Amortization of DFEL arising from changes in GDB and GLB benefit ratio unlocking; and
  - Amortization of deferred gains arising from reserve changes on business sold through reinsurance.

We use our prevailing corporate federal income tax rate of 35% while taking into account any permanent differences for events recognized differently in our financial statements and federal income tax returns when reconciling our non-GAAP measures to the most comparable GAAP measure. Operating revenues and income (loss) from operations do not replace revenues and net income as the GAAP measures of our results of operations.

Segment information (in millions) was as follows:

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                         --------------------------
                                          2013      2012      2011
                                         -------   -------   ------
REVENUES
Operating revenues:
   Annuities........................     $  127    $  119    $ 115
   Retirement Plan Services.........         60        57       56
   Life Insurance...................        561       577      555
   Group Protection.................         95        82       73
   Other Operations.................          6         4       16
Excluded realized
   gain (loss), pre-tax.............        (21)      (23)     (32)
                                         -------   -------   ------
   Total revenues...................     $  828    $  816    $ 783
                                         =======   =======   ======

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
19. SEGMENT INFORMATION (CONTINUED)



                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                         --------------------------
                                          2013     2012      2011
                                         ------    ------   -------
NET INCOME (LOSS)
Income (loss) from operations:
   Annuities........................     $  34     $  24    $   22
   Retirement Plan Services.........         4         3         4
   Life Insurance...................        61        94        62
   Group Protection.................        (1)       (4)        1
   Other Operations.................         7        (8)       (1)
Excluded realized
   gain (loss), after-tax...........       (14)      (15)      (21)
Impairment of intangibles,
   after-tax........................        --        --      (102)
                                         ------    ------   -------
   Net income (loss)................     $  91     $  94    $  (35)
                                         ======    ======   =======

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                         -------------------------
                                          2013      2012      2011
                                         ------    ------    -----
NET INVESTMENT INCOME
Annuities...........................     $   59    $   63    $  66
Retirement Plan Services............         55        52       51
Life Insurance......................        291       294      278
Group Protection....................          8         8        6
Other Operations....................          6         4       16
                                         ------    ------    -----
   Total net investment income......     $  419    $  421    $ 417
                                         ======    ======    =====

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                         -------------------------
                                          2013      2012      2011
                                         -----      ----      ----
AMORTIZATION OF DAC AND
   VOBA, NET OF INTEREST
Annuities...........................      $ 13      $ 13      $ 14
Retirement Plan Services............        --         1         1
Life Insurance......................        77        63        74
Group Protection....................         3         2         2
                                         -----      ----      ----
   Total amortization of DAC and
      VOBA, net of interest.........      $ 93      $ 79      $ 91
                                         =====      ====      ====



                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                         --------------------------
                                          2013      2012      2011
                                         ------     -----     -----
FEDERAL INCOME TAX
   EXPENSE (BENEFIT)
Annuities...........................      $ 10      $  7      $  6
Retirement Plan Services............         1         1         2
Life Insurance......................        32        48        32
Group Protection....................        (1)       (1)        1
Other Operations....................         2        11        (1)
Excluded realized gain (loss).......        (7)       (7)      (11)
                                         ------     -----     -----
   Total federal income tax
      expense (benefit).............      $ 37      $ 59      $ 29
                                         ======     =====     =====

                                                AS OF DECEMBER 31,
                                               ---------------------
                                                 2013        2012
                                               ---------   ---------
ASSETS
Annuities...................................   $   4,651   $   4,130
Retirement Plan Services....................       1,674       1,595
Life Insurance..............................       7,010       6,889
Group Protection............................         175         151
Other Operations............................         154         160
                                               ---------   ---------
   Total assets.............................   $  13,664   $  12,925
                                               =========   =========




--------------------------------------------------------------------------------
20. SUPPLEMENTAL DISCLOSURES OF CASH FLOW DATA


The following summarizes our supplemental cash flow data (in millions):

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                            ----------------------
                                            2013     2012     2011
                                            -----    ----    -----
Income taxes paid (received)............     $18      $8       $17


LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
21. TRANSACTIONS WITH AFFILIATES


Transactions with affiliates (in millions) recorded on our financial statements were as follows:

                                                       AS OF DECEMBER 31,
                                                      -------------------
                                                      2013           2012
                                                      -----         -----
Assets with affiliates:
   Service agreement receivable(1)...............     $ (4)          $ 10
   Ceded reinsurance contracts(2)................       (5)            73
   Ceded reinsurance contracts(3)................        8              9
Liabilities with affiliates:
   Ceded reinsurance contracts(4)................        7             --

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                          -------------------------
                                           2013     2012      2011
                                          ------    ------    -----
Revenues with affiliates:
   Premiums paid on ceded
      reinsurance contracts(5)........    $ (16)    $ (14)    $(17)
   Fees for management of
      general account(6)..............       (6)       (6)      --
   Realized gains (losses) on ceded
      reinsurance contracts:(7)
      GLB reserves embedded
         derivatives..................      (86)       --       --
      Other gains (losses)............       82        --       --
Benefits and expenses with
   affiliates:
   Service agreement
      payments(7).....................       74        74       65

--------------
(1)   Reported in other assets on our Balance Sheets.
(2)   Reported in reinsurance recoverables on our Balance Sheets.
(3)   Reported in reinsurance related embedded derivatives on our Balance
      Sheets.
(4)   Reported in other liabilities on our Balance Sheets.
(5)   Reported in insurance premiums on our Statements of Comprehensive Income
      (Loss).
(6) Reported in realized gain (loss) on our Statements of Comprehensive Income (Loss).
(7) Reported in net investment income on our Statements of Comprehensive Income (Loss).
(8) Reported in commissions and other expenses on our Statements of Comprehensive Income (Loss).



SERVICE AGREEMENT
In accordance with service agreements with LNL and certain of its affiliates for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and also receive an allocation of corporate overhead from LNC. Corporate overhead expenses are allocated based on specific methodologies for each function. The majority of the expenses are allocated based on the following methodologies: investments by product, assets under management, weighted policies in force, headcount and sales.

FEES FOR MANAGEMENT OF GENERAL ACCOUNT
On January 4, 2010, LNC closed on a purchase and sale agreement pursuant to which all of the outstanding capital stock of Delaware Management Holdings, Inc. ("Delaware") was sold. In addition, we entered into investment advisory agreements with Delaware, pursuant to which Delaware will continue to manage the majority of our general account insurance assets.

CEDED REINSURANCE CONTRACTS
We cede business to two affiliated companies, LNL and Lincoln National Reinsurance Company (Barbados) Ltd. ("LNBAR"). As discussed in Note 6, we cede the change in the GLB Reserves Embedded Derivatives to LNBAR.

           LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2013



                                                                                                                  MORTALITY &
                                                                                                                  EXPENSE
                                                                   CONTRACT                       CONTRACT        GUARANTEE
                                                                   PURCHASES                      REDEMPTIONS     CHARGES
                                                                   DUE FROM                       DUE TO          PAYABLE TO
                                                                   LINCOLN LIFE &                 LINCOLN LIFE &  LINCOLN LIFE &
                                                                   ANNUITY                        ANNUITY         ANNUITY
                                                                   COMPANY                        COMPANY         COMPANY
SUBACCOUNT                                           INVESTMENTS   OF NEW YORK      TOTAL ASSETS  OF NEW YORK     OF NEW YORK
------------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Class 2            $  107,580,145    $      --     $ 107,580,145    $ 220,586        $ 4,505
American Funds Blue Chip Income and
   Growth Class 2                                     107,600,898           --       107,600,898       64,128          4,685
American Funds Bond Class 2                            90,200,635           --        90,200,635       57,857          3,931
American Funds Cash Management Class 2                 15,382,353           --        15,382,353          108            642
American Funds Global Balanced Class 2                  5,709,010        1,862         5,710,872           --            241
American Funds Global Bond Class 2                     40,223,721       36,600        40,260,321           --          1,838
American Funds Global Growth Class 2                   75,985,940           --        75,985,940       59,187          3,361
American Funds Global Growth and Income
   Class 2                                             49,543,509           --        49,543,509       15,503          2,098
American Funds Global Small Capitalization
   Class 2                                             38,239,022           --        38,239,022       40,318          1,662
American Funds Growth Class 2                         179,232,302           --       179,232,302       74,630          7,954
American Funds Growth-Income Class 2                  171,816,354           --       171,816,354      116,858          7,420
American Funds High-Income Bond Class 2                32,609,266           --        32,609,266       73,954          1,419
American Funds International Class 2                   72,064,031           --        72,064,031       95,025          3,217
American Funds International Growth and
   Income Class 2                                       9,575,549           --         9,575,549       30,150            419
American Funds Managed Risk Asset Allocation
   Class P2                                             9,838,586      158,932         9,997,518           --            416
American Funds Managed Risk Blue Chip
   Income and Growth Class P2                             795,916           --           795,916           --             35
American Funds Managed Risk Growth Class P2               389,994           --           389,994           --             19
American Funds Managed Risk Growth-Income
   Class P2                                             2,146,968       18,000         2,164,968           --            103
American Funds Managed Risk International
   Class P2                                               225,755           --           225,755           --             12
American Funds Mortgage Class 2                         1,224,046           --         1,224,046           --             55
American Funds New World Class 2                       35,470,535           --        35,470,535       46,795          1,535
American Funds U.S. Government/AAA-Rated
   Securities Class 2                                  57,405,636       13,216        57,418,852           --          2,676
LVIP American Balanced Allocation Service Class        36,006,628           --        36,006,628          620          1,655
LVIP American Growth Allocation Service Class          26,836,021           --        26,836,021          511          1,295
LVIP American Income Allocation Service Class           6,817,639           --         6,817,639           --            319
LVIP American Preservation Service Class                7,252,556           --         7,252,556      123,262            354
LVIP Managed Risk American Balanced
   Allocation Service Class                            49,903,199       52,793        49,955,992           --          2,152
LVIP Managed Risk American Growth Allocation
   Service Class                                       82,331,474           --        82,331,474          120          3,453










SUBACCOUNT                                            NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Class 2            $  107,355,054
American Funds Blue Chip Income and
   Growth Class 2                                     107,532,085
American Funds Bond Class 2                            90,138,847
American Funds Cash Management Class 2                 15,381,603
American Funds Global Balanced Class 2                  5,710,631
American Funds Global Bond Class 2                     40,258,483
American Funds Global Growth Class 2                   75,923,392
American Funds Global Growth and Income
   Class 2                                             49,525,908
American Funds Global Small Capitalization
   Class 2                                             38,197,042
American Funds Growth Class 2                         179,149,718
American Funds Growth-Income Class 2                  171,692,076
American Funds High-Income Bond Class 2                32,533,893
American Funds International Class 2                   71,965,789
American Funds International Growth and
   Income Class 2                                       9,544,980
American Funds Managed Risk Asset Allocation
   Class P2                                             9,997,102
American Funds Managed Risk Blue Chip
   Income and Growth Class P2                             795,881
American Funds Managed Risk Growth Class P2               389,975
American Funds Managed Risk Growth-Income
   Class P2                                             2,164,865
American Funds Managed Risk International
   Class P2                                               225,743
American Funds Mortgage Class 2                         1,223,991
American Funds New World Class 2                       35,422,205
American Funds U.S. Government/AAA-Rated
   Securities Class 2                                  57,416,176
LVIP American Balanced Allocation Service Class        36,004,353
LVIP American Growth Allocation Service Class          26,834,215
LVIP American Income Allocation Service Class           6,817,320
LVIP American Preservation Service Class                7,128,940
LVIP Managed Risk American Balanced
   Allocation Service Class                            49,953,840
LVIP Managed Risk American Growth Allocation
   Service Class                                       82,327,901





See accompanying notes.

                    [THIS PAGE INTENTIONALLY LEFT BLANK]

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2013




                                                                             DIVIDENDS
                                                                             FROM         MORTALITY AND       NET
                                                                             INVESTMENT   EXPENSE             INVESTMENT
SUBACCOUNT                                                                   INCOME       GUARANTEE CHARGES   INCOME (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Class 2                                      $ 1,482,715     $ (1,548,045)    $     (65,330)
American Funds Blue Chip Income and Growth Class 2                             1,911,154       (1,604,676)          306,478
American Funds Bond Class 2                                                    1,679,570       (1,550,549)          129,021
American Funds Cash Management Class 2                                                --         (250,226)         (250,226)
American Funds Global Balanced Class 2                                            76,702          (79,247)           (2,545)
American Funds Global Bond Class 2                                                    --         (688,100)         (688,100)
American Funds Global Discovery Class 2                                           39,717          (75,647)          (35,930)
American Funds Global Growth Class 2                                             871,814       (1,083,864)         (212,050)
American Funds Global Growth and Income Class 2                                1,499,988         (732,996)          766,992
American Funds Global Small Capitalization Class 2                               320,375         (585,547)         (265,172)
American Funds Growth Class 2                                                  1,572,770       (2,792,620)       (1,219,850)
American Funds Growth-Income Class 2                                           2,131,379       (2,553,686)         (422,307)
American Funds High-Income Bond Class 2                                        2,171,736         (545,472)        1,626,264
American Funds International Class 2                                             925,630       (1,138,617)         (212,987)
American Funds International Growth and Income Class 2                           225,052         (143,387)           81,665
American Funds Managed Risk Asset Allocation Class P2                             88,528          (54,847)           33,681
American Funds Managed Risk Blue Chip Income and Growth Class P2                  10,809           (4,550)            6,259
American Funds Managed Risk Growth Class P2                                        2,141           (1,763)              378
American Funds Managed Risk Growth-Income Class P2                                14,458           (2,119)           12,339
American Funds Managed Risk International Class P2                                 1,598           (1,003)              595
American Funds Mortgage Class 2                                                    5,736          (21,459)          (15,723)
American Funds New World Class 2                                                 476,130         (571,146)          (95,016)
American Funds U.S. Government/AAA-Rated Securities Class 2                      401,448       (1,044,501)         (643,053)
LVIP American Balanced Allocation Service Class                                  590,896         (517,366)           73,530
LVIP American Growth Allocation Service Class                                    403,293         (388,480)           14,813
LVIP American Income Allocation Service Class                                    119,635         (113,616)            6,019
LVIP American Preservation Service Class                                          58,242          (53,649)            4,593
LVIP Managed Risk American Balanced Allocation Service Class                     683,745         (580,075)          103,670
LVIP Managed Risk American Growth Allocation Service Class                       837,268         (810,845)           26,423


                                                                                             DIVIDENDS
                                                                                             FROM          TOTAL
                                                                             NET REALIZED    NET REALIZED  NET REALIZED
                                                                             GAIN (LOSS)     GAIN ON       GAIN (LOSS)
SUBACCOUNT                                                                   ON INVESTMENTS  INVESTMENTS   ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Class 2                                       $  3,685,287   $         --   $  3,685,287
American Funds Blue Chip Income and Growth Class 2                               3,839,303             --      3,839,303
American Funds Bond Class 2                                                        345,789      1,105,128      1,450,917
American Funds Cash Management Class 2                                            (105,365)            --       (105,365)
American Funds Global Balanced Class 2                                             112,005         41,567        153,572
American Funds Global Bond Class 2                                                  37,001        500,509        537,510
American Funds Global Discovery Class 2                                          2,943,526        553,649      3,497,175
American Funds Global Growth Class 2                                             3,102,972             --      3,102,972
American Funds Global Growth and Income Class 2                                  1,411,875             --      1,411,875
American Funds Global Small Capitalization Class 2                               1,094,263             --      1,094,263
American Funds Growth Class 2                                                    9,041,590             --      9,041,590
American Funds Growth-Income Class 2                                             6,887,681             --      6,887,681
American Funds High-Income Bond Class 2                                            277,175             --        277,175
American Funds International Class 2                                               978,879             --        978,879
American Funds International Growth and Income Class 2                             189,929        149,474        339,403
American Funds Managed Risk Asset Allocation Class P2                               38,700             --         38,700
American Funds Managed Risk Blue Chip Income and Growth Class P2                     3,351             --          3,351
American Funds Managed Risk Growth Class P2                                          2,205             --          2,205
American Funds Managed Risk Growth-Income Class P2                                     664             --            664
American Funds Managed Risk International Class P2                                   2,165             --          2,165
American Funds Mortgage Class 2                                                     (8,016)         2,560         (5,456)
American Funds New World Class 2                                                 1,175,839        161,288      1,337,127
American Funds U.S. Government/AAA-Rated Securities Class 2                       (216,371)     1,647,624      1,431,253
LVIP American Balanced Allocation Service Class                                    482,473        132,030        614,503
LVIP American Growth Allocation Service Class                                      383,153         96,667        479,820
LVIP American Income Allocation Service Class                                       89,799         10,511        100,310
LVIP American Preservation Service Class                                            (8,660)            --         (8,660)
LVIP Managed Risk American Balanced Allocation Service Class                       287,373        995,860      1,283,233
LVIP Managed Risk American Growth Allocation Service Class                         571,256      1,311,156      1,882,412


                                                                             NET CHANGE       NET INCREASE
                                                                             IN UNREALIZED    (DECREASE)
                                                                             APPRECIATION OR  IN NET ASSETS
                                                                             DEPRECIATION     RESULTING
SUBACCOUNT                                                                   ON INVESTMENTS   FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Class 2                                       $  16,203,464     $ 19,823,421
American Funds Blue Chip Income and Growth Class 2                               22,788,432       26,934,213
American Funds Bond Class 2                                                      (5,329,099)      (3,749,161)
American Funds Cash Management Class 2                                               31,447         (324,144)
American Funds Global Balanced Class 2                                              354,279          505,306
American Funds Global Bond Class 2                                               (1,650,365)      (1,800,955)
American Funds Global Discovery Class 2                                          (1,613,758)       1,847,487
American Funds Global Growth Class 2                                             12,997,890       15,888,812
American Funds Global Growth and Income Class 2                                   6,732,907        8,911,774
American Funds Global Small Capitalization Class 2                                7,720,883        8,549,974
American Funds Growth Class 2                                                    34,640,526       42,462,266
American Funds Growth-Income Class 2                                             37,630,518       44,095,892
American Funds High-Income Bond Class 2                                            (259,096)       1,644,343
American Funds International Class 2                                             11,823,383       12,589,275
American Funds International Growth and Income Class 2                              989,887        1,410,955
American Funds Managed Risk Asset Allocation Class P2                               536,601          608,982
American Funds Managed Risk Blue Chip Income and Growth Class P2                     48,202           57,812
American Funds Managed Risk Growth Class P2                                          21,566           24,149
American Funds Managed Risk Growth-Income Class P2                                   43,164           56,167
American Funds Managed Risk International Class P2                                    9,089           11,849
American Funds Mortgage Class 2                                                     (27,990)         (49,169)
American Funds New World Class 2                                                  2,021,721        3,263,832
American Funds U.S. Government/AAA-Rated Securities Class 2                      (3,747,509)      (2,959,309)
LVIP American Balanced Allocation Service Class                                   2,994,868        3,682,901
LVIP American Growth Allocation Service Class                                     2,749,262        3,243,895
LVIP American Income Allocation Service Class                                       311,228          417,557
LVIP American Preservation Service Class                                            (90,192)         (94,259)
LVIP Managed Risk American Balanced Allocation Service Class                      2,421,888        3,808,791
LVIP Managed Risk American Growth Allocation Service Class                        5,883,346        7,792,181



See accompanying notes.

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2012 AND 2013




                                                                             AMERICAN       AMERICAN
                                                                             FUNDS ASSET    FUNDS BLUE         AMERICAN
                                                                             ALLOCATION     CHIP INCOME AND    FUNDS BOND
                                                                             CLASS 2        GROWTH CLASS 2     CLASS 2
                                                                             SUBACCOUNT     SUBACCOUNT         SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                              $   87,602,072   $   87,974,994   $  100,106,620
Changes From Operations:
   - Net investment income (loss)                                                 349,146          359,882          948,898
   - Net realized gain (loss) on investments                                    1,648,151          717,653          859,736
   - Net change in unrealized appreciation or depreciation on investments      10,370,713        9,480,796        1,975,793
                                                                           ---------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             12,368,010       10,558,331        3,784,427
Change From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         3,095,659        2,592,838        3,804,227
   - Contract withdrawals                                                      (8,752,010)      (9,486,852)     (11,161,680)
   - Contract transfers                                                        (2,150,528)       1,277,436        8,057,648
                                                                           ---------------  ---------------  ---------------
                                                                               (7,806,879)      (5,616,578)         700,195
   Annuity Reserves:
   - Transfer from accumulation units and between subaccounts                          --               --               --
   - Annuity payments                                                                  --               --               --
   - Receipt (reimbursement) of mortality guarantee adjustment                         --               --               --
                                                                           ---------------  ---------------  ---------------
                                                                                       --               --               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           (7,806,879)      (5,616,578)         700,195
                                                                           ---------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         4,561,131        4,941,753        4,484,622
                                                                           ---------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2012                                                92,163,203       92,916,747      104,591,242
Changes From Operations:
   - Net investment income (loss)                                                 (65,330)         306,478          129,021
   - Net realized gain (loss) on investments                                    3,685,287        3,839,303        1,450,917
   - Net change in unrealized appreciation or depreciation on investments      16,203,464       22,788,432       (5,329,099)
                                                                           ---------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             19,823,421       26,934,213       (3,749,161)
Change From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         3,245,080        1,001,677        1,523,592
   - Contract withdrawals                                                      (9,339,922)     (10,281,724)     (10,700,120)
   - Contract transfers                                                         1,463,272       (3,038,828)      (1,526,706)
                                                                           ---------------  ---------------  ---------------
                                                                               (4,631,570)     (12,318,875)     (10,703,234)
   Annuity Reserves:
   - Annuity payments                                                                  --               --               --
   - Receipt (reimbursement) of mortality guarantee adjustment                         --               --               --
                                                                           ---------------  ---------------  ---------------
                                                                                       --               --               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           (4,631,570)     (12,318,875)     (10,703,234)
                                                                           ---------------  ---------------  ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        15,191,851       14,615,338      (14,452,395)
                                                                           ---------------  ---------------  ---------------
NET ASSETS AT DECEMBER 31, 2013                                            $  107,355,054   $  107,532,085   $   90,138,847
                                                                           ===============  ===============  ===============



                                                                            AMERICAN       AMERICAN      AMERICAN
                                                                            FUNDS CASH     FUNDS GLOBAL  FUNDS GLOBAL
                                                                            MANAGEMENT     BALANCED      BOND
                                                                            CLASS 2        CLASS 2       CLASS 2
                                                                            SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                              $  22,363,160   $ 3,017,120   $ 44,558,390
Changes From Operations:
   - Net investment income (loss)                                               (288,878)        5,929        196,116
   - Net realized gain (loss) on investments                                    (118,625)       40,360        810,551
   - Net change in unrealized appreciation or depreciation on investments         37,842       313,766        914,714
                                                                           --------------  ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                              (369,661)      360,055      1,921,381
Change From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        1,252,891       692,355      1,992,231
   - Contract withdrawals                                                     (9,772,145)     (225,123)    (4,236,888)
   - Contract transfers                                                        2,234,633       486,876     (1,458,623)
                                                                           --------------  ------------  -------------
                                                                              (6,284,621)      954,108     (3,703,280)
   Annuity Reserves:
   - Transfer from accumulation units and between subaccounts                         --            --         12,338
   - Annuity payments                                                                 --          (540)        (1,143)
   - Receipt (reimbursement) of mortality guarantee adjustment                        --          (899)        (1,921)
                                                                           --------------  ------------  -------------
                                                                                      --        (1,439)         9,274
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                          (6,284,621)      952,669     (3,694,006)
                                                                           --------------  ------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (6,654,282)    1,312,724     (1,772,625)
                                                                           --------------  ------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                               15,708,878     4,329,844     42,785,765
Changes From Operations:
   - Net investment income (loss)                                               (250,226)       (2,545)      (688,100)
   - Net realized gain (loss) on investments                                    (105,365)      153,572        537,510
   - Net change in unrealized appreciation or depreciation on investments         31,447       354,279     (1,650,365)
                                                                           --------------  ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                              (324,144)      505,306     (1,800,955)
Change From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                        2,220,330       304,803        702,593
   - Contract withdrawals                                                    (10,581,063)     (817,306)    (3,795,623)
   - Contract transfers                                                        8,357,602     1,388,736      2,367,885
                                                                           --------------  ------------  -------------
                                                                                  (3,131)      876,233       (725,145)
   Annuity Reserves:
   - Annuity payments                                                                 --          (765)        (1,183)
   - Receipt (reimbursement) of mortality guarantee adjustment                        --            13              1
                                                                           --------------  ------------  -------------
                                                                                      --          (752)        (1,182)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                              (3,131)      875,481       (726,327)
                                                                           --------------  ------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (327,275)    1,380,787     (2,527,282)
                                                                           --------------  ------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                            $  15,381,603   $ 5,710,631   $ 40,258,483
                                                                           ==============  ============  =============


                                                                                                          AMERICAN
                                                                           AMERICAN        AMERICAN       FUNDS GLOBAL
                                                                           FUNDS GLOBAL    FUNDS GLOBAL   GROWTH AND
                                                                           DISCOVERY       GROWTH         INCOME
                                                                           CLASS 2         CLASS 2        CLASS 2
                                                                           SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                              $  10,377,608   $ 54,600,890   $ 45,630,498
Changes From Operations:
   - Net investment income (loss)                                               (129,047)      (409,330)       423,767
   - Net realized gain (loss) on investments                                     240,911      1,147,480        168,523
   - Net change in unrealized appreciation or depreciation on investments      1,785,041      9,939,946      6,240,058
                                                                           --------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             1,896,905     10,678,096      6,832,348
Change From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                          451,687        936,912      1,675,992
   - Contract withdrawals                                                       (881,243)    (5,379,301)    (3,739,953)
   - Contract transfers                                                         (322,751)    (3,816,684)    (3,785,154)
                                                                           --------------  -------------  -------------
                                                                                (752,307)    (8,259,073)    (5,849,115)
   Annuity Reserves:
   - Transfer from accumulation units and between subaccounts                         --         12,400             --
   - Annuity payments                                                                 --         (1,162)          (548)
   - Receipt (reimbursement) of mortality guarantee adjustment                        --         (2,012)          (915)
                                                                           --------------  -------------  -------------
                                                                                      --          9,226         (1,463)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            (752,307)    (8,249,847)    (5,850,578)
                                                                           --------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        1,144,598      2,428,249        981,770
                                                                           --------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2012                                               11,522,206     57,029,139     46,612,268
Changes From Operations:
   - Net investment income (loss)                                                (35,930)      (212,050)       766,992
   - Net realized gain (loss) on investments                                   3,497,175      3,102,972      1,411,875
   - Net change in unrealized appreciation or depreciation on investments     (1,613,758)    12,997,890      6,732,907
                                                                           --------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                             1,847,487     15,888,812      8,911,774
Change From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                           78,294        674,670        705,846
   - Contract withdrawals                                                       (475,726)    (6,194,924)    (4,205,811)
   - Contract transfers                                                      (12,972,261)     8,527,170     (2,497,351)
                                                                           --------------  -------------  -------------
                                                                             (13,369,693)     3,006,916     (5,997,316)
   Annuity Reserves:
   - Annuity payments                                                                 --         (1,477)          (832)
   - Receipt (reimbursement) of mortality guarantee adjustment                        --              2             14
                                                                           --------------  -------------  -------------
                                                                                      --         (1,475)          (818)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                         (13,369,693)     3,005,441     (5,998,134)
                                                                           --------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (11,522,206)    18,894,253      2,913,640
                                                                           --------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2013                                            $          --   $ 75,923,392   $ 49,525,908
                                                                           ==============  =============  =============


                                                                           AMERICAN
                                                                           FUNDS             AMERICAN       AMERICAN
                                                                           GLOBAL SMALL      FUNDS          FUNDS
                                                                           CAPITALIZATION    GROWTH         GROWTH-INCOME
                                                                           CLASS 2           CLASS 2        CLASS 2
                                                                           SUBACCOUNT        SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                              $ 32,369,905    $  161,599,262   $ 145,452,208
Changes From Operations:
   - Net investment income (loss)                                               (87,614)       (1,421,304)          6,332
   - Net realized gain (loss) on investments                                   (156,968)        3,570,510       1,187,772
   - Net change in unrealized appreciation or depreciation on investments     5,448,182        22,739,336      20,782,099
                                                                           --------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                            5,203,600        24,888,542      21,976,203
Change From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         869,303         3,299,311       2,788,174
   - Contract withdrawals                                                    (2,952,028)      (17,100,553)    (14,966,564)
   - Contract transfers                                                        (983,246)       (8,268,136)     (4,661,142)
                                                                           --------------  ---------------  --------------
                                                                             (3,065,971)      (22,069,378)    (16,839,532)
   Annuity Reserves:
   - Transfer from accumulation units and between subaccounts                    12,439                --          12,362
   - Annuity payments                                                            (1,655)               --          (1,166)
   - Receipt (reimbursement) of mortality guarantee adjustment                   (2,841)               --          (1,993)
                                                                           --------------  ---------------  --------------
                                                                                  7,943                --           9,203
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                         (3,058,028)      (22,069,378)    (16,830,329)
                                                                           --------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       2,145,572         2,819,164       5,145,874
                                                                           --------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                              34,515,477       164,418,426     150,598,082
Changes From Operations:
   - Net investment income (loss)                                              (265,172)       (1,219,850)       (422,307)
   - Net realized gain (loss) on investments                                  1,094,263         9,041,590       6,887,681
   - Net change in unrealized appreciation or depreciation on investments     7,720,883        34,640,526      37,630,518
                                                                           --------------  ---------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                            8,549,974        42,462,266      44,095,892
Change From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         404,161         1,626,481       2,034,512
   - Contract withdrawals                                                    (4,233,320)      (18,913,102)    (17,002,364)
   - Contract transfers                                                      (1,037,005)      (10,444,353)     (8,032,565)
                                                                           --------------  ---------------  --------------
                                                                             (4,866,164)      (27,730,974)    (23,000,417)
   Annuity Reserves:
   - Annuity payments                                                            (2,261)               --          (1,483)
   - Receipt (reimbursement) of mortality guarantee adjustment                       16                --               2
                                                                           --------------  ---------------  --------------
                                                                                 (2,245)               --          (1,481)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                         (4,868,409)      (27,730,974)    (23,001,898)
                                                                           --------------  ---------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       3,681,565        14,731,292      21,093,994
                                                                           --------------  ---------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                            $ 38,197,042    $  179,149,718   $ 171,692,076
                                                                           ==============  ===============  ==============



                                                                           AMERICAN
                                                                           FUNDS
                                                                           HIGH-INCOME
                                                                           BOND CLASS 2
                                                                           SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                              $ 33,051,219
Changes From Operations:
   - Net investment income (loss)                                             1,952,573
   - Net realized gain (loss) on investments                                    160,043
   - Net change in unrealized appreciation or depreciation on investments     1,828,153
                                                                           -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                            3,940,769
Change From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                       1,342,639
   - Contract withdrawals                                                    (4,354,619)
   - Contract transfers                                                       2,182,076
                                                                           -------------
                                                                               (829,904)
   Annuity Reserves:
   - Transfer from accumulation units and between subaccounts                        --
   - Annuity payments                                                              (545)
   - Receipt (reimbursement) of mortality guarantee adjustment                     (945)
                                                                           -------------
                                                                                 (1,490)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                           (831,394)
                                                                           -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       3,109,375
                                                                           -------------
NET ASSETS AT DECEMBER 31, 2012                                              36,160,594
Changes From Operations:
   - Net investment income (loss)                                             1,626,264
   - Net realized gain (loss) on investments                                    277,175
   - Net change in unrealized appreciation or depreciation on investments      (259,096)
                                                                           -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                            1,644,343
Change From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         654,303
   - Contract withdrawals                                                    (3,708,941)
   - Contract transfers                                                      (2,215,668)
                                                                           -------------
                                                                             (5,270,306)
   Annuity Reserves:
   - Annuity payments                                                              (750)
   - Receipt (reimbursement) of mortality guarantee adjustment                       12
                                                                           -------------
                                                                                   (738)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                         (5,271,044)
                                                                           -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (3,626,701)
                                                                           -------------
NET ASSETS AT DECEMBER 31, 2013                                            $ 32,533,893
                                                                           =============



See accompanying notes.

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                                                                    AMERICAN
                                                                                       AMERICAN       AMERICAN      FUNDS
                                                                                       FUNDS          FUNDS         MANAGED
                                                                        AMERICAN       INTERNATIONAL  MANAGED       RISK BLUE CHIP
                                                                        FUNDS          GROWTH AND     RISK ASSET    INCOME AND
                                                                        INTERNATIONAL  INCOME         ALLOCATION    GROWTH
                                                                        CLASS 2        CLASS 2        CLASS P2      CLASS P2
                                                                        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                           $ 67,014,741   $  8,285,475   $        --     $      --
Changes From Operations:
   - Net investment income (loss)                                           (137,219)        40,734         2,664            --
   - Net realized gain (loss) on investments                              (1,121,018)        37,200           (18)           --
   - Net change in unrealized appreciation or depreciation on investments 11,545,819      1,093,473        (3,484)           --
                                                                        -------------  -------------  ------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                        10,287,582      1,171,407          (838)           --
Change From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                    1,615,299        496,155       226,574            --
   - Contract withdrawals                                                 (6,030,221)      (750,661)         (830)           --
   - Contract transfers                                                   (4,123,211)      (825,440)       12,503            --
                                                                        -------------  -------------  ------------  --------------
                                                                          (8,538,133)    (1,079,946)      238,247            --
   Annuity Reserves:
   - Transfer from accumulation units and between subaccounts                     --             --            --            --
   - Annuity payments                                                             --             --            --            --
   - Receipt (reimbursement) of mortality guarantee adjustment                    --             --            --            --
                                                                        -------------  -------------  ------------  --------------
                                                                                  --             --            --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                      (8,538,133)    (1,079,946)      238,247            --
                                                                        -------------  -------------  ------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    1,749,449         91,461       237,409            --
                                                                        -------------  -------------  ------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                           68,764,190      8,376,936       237,409            --
Changes From Operations:
   - Net investment income (loss)                                           (212,987)        81,665        33,681         6,259
   - Net realized gain (loss) on investments                                 978,879        339,403        38,700         3,351
   - Net change in unrealized appreciation or depreciation on investments 11,823,383        989,887       536,601        48,202
                                                                        -------------  -------------  ------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                        12,589,275      1,410,955       608,982        57,812
Change From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                      783,042        304,131     6,963,097       371,916
   - Contract withdrawals                                                 (7,440,711)      (453,121)     (220,560)      (11,180)
   - Contract transfers                                                   (2,730,007)       (93,921)    2,408,174       377,333
                                                                        -------------  -------------  ------------  --------------
                                                                          (9,387,676)      (242,911)    9,150,711       738,069
   Annuity Reserves:
   - Annuity payments                                                             --             --            --            --
   - Receipt (reimbursement) of mortality guarantee adjustment                    --             --            --            --
                                                                        -------------  -------------  ------------  --------------
                                                                                  --             --            --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                      (9,387,676)      (242,911)    9,150,711       738,069
                                                                        -------------  -------------  ------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    3,201,599      1,168,044     9,759,693       795,881
                                                                        -------------  -------------  ------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                         $ 71,965,789   $  9,544,980   $ 9,997,102     $ 795,881
                                                                        =============  =============  ============  ==============



                                                                        AMERICAN     AMERICAN        AMERICAN
                                                                        FUNDS        FUNDS           FUNDS
                                                                        MANAGED      MANAGED         MANAGED        AMERICAN
                                                                        RISK         RISK            RISK           FUNDS
                                                                        GROWTH       GROWTH-INCOME   INTERNATIONAL  MORTGAGE
                                                                        CLASS P2     CLASS P2        CLASS P2       CLASS 2
                                                                        SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                           $       --    $        --     $      --     $   854,812
Changes From Operations:
   - Net investment income (loss)                                               --             --            --         (13,726)
   - Net realized gain (loss) on investments                                    --             --            --          17,779
   - Net change in unrealized appreciation or depreciation on investments       --             --            --           3,306
                                                                        -----------  --------------  -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                              --             --            --           7,359
Change From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                         --             --            --         320,656
   - Contract withdrawals                                                       --             --            --        (213,311)
   - Contract transfers                                                         --             --            --         328,563
                                                                        -----------  --------------  -------------  ------------
                                                                                --             --            --         435,908
   Annuity Reserves:
   - Transfer from accumulation units and between subaccounts                   --             --            --              --
   - Annuity payments                                                           --             --            --              --
   - Receipt (reimbursement) of mortality guarantee adjustment                  --             --            --              --
                                                                        -----------  --------------  -------------  ------------
                                                                                --             --            --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                            --             --            --         435,908
                                                                        -----------  --------------  -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                         --             --            --         443,267
                                                                        -----------  --------------  -------------  ------------
NET ASSETS AT DECEMBER 31, 2012                                                 --             --            --       1,298,079
Changes From Operations:
   - Net investment income (loss)                                              378         12,339           595         (15,723)
   - Net realized gain (loss) on investments                                 2,205            664         2,165          (5,456)
   - Net change in unrealized appreciation or depreciation on investments   21,566         43,164         9,089         (27,990)
                                                                        -----------  --------------  -------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                          24,149         56,167        11,849         (49,169)
Change From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                    256,500        212,686       103,615          79,758
   - Contract withdrawals                                                   (2,034)        (3,850)       (1,563)       (406,719)
   - Contract transfers                                                    111,360      1,899,862       111,842         302,042
                                                                        -----------  --------------  -------------  ------------
                                                                           365,826      2,108,698       213,894         (24,919)
   Annuity Reserves:
   - Annuity payments                                                           --             --            --              --
   - Receipt (reimbursement) of mortality guarantee adjustment                  --             --            --              --
                                                                        -----------  --------------  -------------  ------------
                                                                                --             --            --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                       365,826      2,108,698       213,894         (24,919)
                                                                        -----------  --------------  -------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    389,975      2,164,865       225,743         (74,088)
                                                                        -----------  --------------  -------------  ------------
NET ASSETS AT DECEMBER 31, 2013                                         $  389,975    $ 2,164,865     $ 225,743     $ 1,223,991
                                                                        ===========  ==============  =============  ============



                                                                                        AMERICAN
                                                                                        FUNDS U.S.
                                                                         AMERICAN       GOVERNMENT/    LVIP AMERICAN
                                                                         FUNDS          AAA-RATED      BALANCED
                                                                         NEW WORLD      SECURITIES     ALLOCATION
                                                                         CLASS 2        CLASS 2        SERVICE CLASS
                                                                         SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                           $ 36,079,911   $  69,676,709    $ 15,548,888
Changes From Operations:
   - Net investment income (loss)                                           (226,284)       (465,220)        259,622
   - Net realized gain (loss) on investments                                 343,782       2,574,033         175,465
   - Net change in unrealized appreciation or depreciation on investments  5,430,860      (1,949,269)      1,358,982
                                                                        -------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                         5,548,358         159,544       1,794,069
Change From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                      964,527       1,583,799       5,859,478
   - Contract withdrawals                                                 (2,614,168)     (8,903,120)     (1,011,939)
   - Contract transfers                                                   (1,954,370)      2,860,821       4,387,807
                                                                        -------------  --------------  --------------
                                                                          (3,604,011)     (4,458,500)      9,235,346
   Annuity Reserves:
   - Transfer from accumulation units and between subaccounts                     --              --              --
   - Annuity payments                                                             --              --              --
   - Receipt (reimbursement) of mortality guarantee adjustment                    --              --              --
                                                                        -------------  --------------  --------------
                                                                                  --              --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                      (3,604,011)     (4,458,500)      9,235,346
                                                                        -------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    1,944,347      (4,298,956)     11,029,415
                                                                        -------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                           38,024,258      65,377,753      26,578,303
Changes From Operations:
   - Net investment income (loss)                                            (95,016)       (643,053)         73,530
   - Net realized gain (loss) on investments                               1,337,127       1,431,253         614,503
   - Net change in unrealized appreciation or depreciation on investments  2,021,721      (3,747,509)      2,994,868
                                                                        -------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                         3,263,832      (2,959,309)      3,682,901
Change From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                      588,633       1,046,505       2,202,122
   - Contract withdrawals                                                 (4,476,510)     (6,561,931)     (1,794,777)
   - Contract transfers                                                   (1,978,008)        513,158       5,335,804
                                                                        -------------  --------------  --------------
                                                                          (5,865,885)     (5,002,268)      5,743,149
   Annuity Reserves:
   - Annuity payments                                                             --              --              --
   - Receipt (reimbursement) of mortality guarantee adjustment                    --              --              --
                                                                        -------------  --------------  --------------
                                                                                  --              --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                      (5,865,885)     (5,002,268)      5,743,149
                                                                        -------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (2,602,053)     (7,961,577)      9,426,050
                                                                        -------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                         $ 35,422,205   $  57,416,176    $ 36,004,353
                                                                        =============  ==============  ==============





                                                                        LVIP AMERICAN   LVIP AMERICAN
                                                                        GROWTH          INCOME
                                                                        ALLOCATION      ALLOCATION
                                                                        SERVICE CLASS   SERVICE CLASS
                                                                        SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                           $  13,390,831    $  4,013,836
Changes From Operations:
   - Net investment income (loss)                                             165,132          73,075
   - Net realized gain (loss) on investments                                   88,998          80,831
   - Net change in unrealized appreciation or depreciation on investments   1,382,519         140,853
                                                                        --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                          1,636,649         294,759
Change From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                     3,887,898       1,238,748
   - Contract withdrawals                                                    (514,065)       (747,775)
   - Contract transfers                                                     1,131,319       1,279,874
                                                                        --------------  --------------
                                                                            4,505,152       1,770,847
   Annuity Reserves:
   - Transfer from accumulation units and between subaccounts                      --              --
   - Annuity payments                                                              --              --
   - Receipt (reimbursement) of mortality guarantee adjustment                     --              --
                                                                        --------------  --------------
                                                                                   --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                        4,505,152       1,770,847
                                                                        --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     6,141,801       2,065,606
                                                                        --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                            19,532,632       6,079,442
Changes From Operations:
   - Net investment income (loss)                                              14,813           6,019
   - Net realized gain (loss) on investments                                  479,820         100,310
   - Net change in unrealized appreciation or depreciation on investments   2,749,262         311,228
                                                                        --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                          3,243,895         417,557
Change From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                     2,035,639         709,819
   - Contract withdrawals                                                    (997,094)       (566,817)
   - Contract transfers                                                     3,019,143         177,319
                                                                        --------------  --------------
                                                                            4,057,688         320,321
   Annuity Reserves:
   - Annuity payments                                                              --              --
   - Receipt (reimbursement) of mortality guarantee adjustment                     --              --
                                                                        --------------  --------------
                                                                                   --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                                                        4,057,688         320,321
                                                                        --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     7,301,583         737,878
                                                                        --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                         $  26,834,215    $  6,817,320
                                                                        ==============  ==============



See accompanying notes.

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H

YEARS ENDED DECEMBER 31, 2012 AND 2013



                                                                                                    LVIP MANAGED    LVIP MANAGED
                                                                                                    RISK AMERICAN   RISK AMERICAN
                                                                                    LVIP AMERICAN   BALANCED        GROWTH
                                                                                    PRESERVATION    ALLOCATION      ALLOCATION
                                                                                    SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                                                                    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2012                                                        $         --    $         --   $          --
Changes From Operations:
   - Net investment income (loss)                                                              16         133,736         136,344
   - Net realized gain (loss) on investments                                                 (136)         26,370           9,237
   - Net change in unrealized appreciation or depreciation on investments                    (837)        296,848         414,349
                                                                                    --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              (957)        456,954         559,930
Change From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                                   492,987      16,476,589      15,564,898
   - Contract withdrawals                                                                 (54,348)       (170,636)       (166,988)
   - Contract transfers                                                                   607,114       7,350,267      12,680,120
                                                                                    --------------  --------------  --------------
                                                                                        1,045,753      23,656,220      28,078,030
   Annuity Reserves:
   - Transfer from accumulation units and between subaccounts                                  --              --              --
   - Annuity payments                                                                          --              --              --
   - Receipt (reimbursement) of mortality guarantee adjustment                                 --              --              --
                                                                                    --------------  --------------  --------------
                                                                                               --              --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                                                         1,045,753      23,656,220      28,078,030
                                                                                    --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                 1,044,796      24,113,174      28,637,960
                                                                                    --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2012                                                         1,044,796      24,113,174      28,637,960
Changes From Operations:
   - Net investment income (loss)                                                           4,593         103,670          26,423
   - Net realized gain (loss) on investments                                               (8,660)      1,283,233       1,882,412
   - Net change in unrealized appreciation or depreciation on investments                 (90,192)      2,421,888       5,883,346
                                                                                    --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           (94,259)      3,808,791       7,792,181
Change From Unit Transactions:
   Accumulation Units:
   - Contract purchases                                                                 3,104,935      17,969,390      31,435,908
   - Contract withdrawals                                                                (317,762)     (1,100,248)     (2,671,985)
   - Contract transfers                                                                 3,391,230       5,162,733      17,133,837
                                                                                    --------------  --------------  --------------
                                                                                        6,178,403      22,031,875      45,897,760
   Annuity Reserves:
   - Annuity payments                                                                          --              --              --
   - Receipt (reimbursement) of mortality guarantee adjustment                                 --              --              --
                                                                                    --------------  --------------  --------------
                                                                                               --              --              --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                                                         6,178,403      22,031,875      45,897,760
                                                                                    --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                 6,084,144      25,840,666      53,689,941
                                                                                    --------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2013                                                      $  7,128,940    $ 49,953,840   $  82,327,901
                                                                                    ==============  ==============  ==============



See accompanying notes.

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2013

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION

THE VARIABLE ACCOUNT: Lincoln Life & Annuity Variable Annuity Account H (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on June 1, 2000, are part of the operations of the Company. The Variable Account consists of thirteen products as follows:

-   American Legacy III  -   American Legacy
-   American Legacy III  Design
(B Class)                -   American Legacy
-   American Legacy III  Signature
C Share                  -   American Legacy
-   American Legacy III  Fusion
Plus                     -   American Legacy
-   American Legacy III  Series B Share
View                     -   American Legacy
-   American Legacy      Series C Share
Shareholder's            -   American Legacy
Advantage                Series L Share
-   American Legacy
Shareholder's
Advantage (A Class)


The assets of the Variable Account are owned by the Company. The Variable Account's assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.

BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

ACCOUNTING ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

INVESTMENTS: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of twenty-eight mutual funds (the Funds) of two diversified, open-ended management investment companies, each Fund with its own investment objective. The Funds are:

American Funds Insurance Series (American Funds):
   American Funds Asset Allocation Class 2 Fund
   American Funds Blue Chip Income and Growth Class 2 Fund
   American Funds Bond Class 2 Fund
   American Funds Cash Management Class 2 Fund
   American Funds Global Balanced Class 2 Fund
   American Funds Global Bond Class 2 Fund
   American Funds Global Growth Class 2 Fund
   American Funds Global Growth and Income Class 2 Fund
   American Funds Global Small Capitalization Class 2 Fund
   American Funds Growth Class 2 Fund
   American Funds Growth-Income Class 2 Fund
   American Funds High-Income Bond Class 2 Fund
   American Funds International Class 2 Fund
   American Funds International Growth and Income Class 2 Fund
   American Funds Managed Risk Asset Allocation Class P2 Fund
   American Funds Managed Risk Blue Chip Income and Growth Class P2 Fund American Funds Managed Risk Growth Class P2 Fund
   American Funds Managed Risk Growth-Income Class P2 Fund
   American Funds Managed Risk International Class P2 Fund
   American Funds Mortgage Class 2 Fund
   American Funds New World Class 2 Fund
   American Funds U.S. Government/AAA-Rated Securities Class 2 Fund Lincoln Variable Insurance Products Trust (LVIP)*:
   LVIP American Balanced Allocation Service Class Fund
   LVIP American Growth Allocation Service Class Fund
   LVIP American Income Allocation Service Class Fund
   LVIP American Preservation Service Class Fund
   LVIP Managed Risk American Balanced Allocation Service Class Fund LVIP Managed Risk American Growth Allocation Service Class Fund

*  Denotes an affiliate of the Company.

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2013. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments.

The Variable Account's investments in the Funds are valued in accordance with the Fair Value Measurements and Disclosure Topic of the Financial Accounting Standards Board Accounting Standards Codification (Topic). The Topic defines fair value as the price that the Variable Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Topic also establishes a framework for measuring fair value and a

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Variable Account's investments in the Funds are assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs to the valuation methodology are quoted prices in active markets

Level 2 - inputs to the valuation methodology are observable, directly or indirectly

Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity

The Variable Account's investments in the Funds are valued within the fair value hierarchy as Level 2. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company sells and redeems shares at net asset value with the Funds.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

ANNUITY RESERVES: Reserves on contracts not involving life contingencies are calculated using an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state. Reserves on contracts involving life contingencies are calculated using a modification of the 1983a Individual Mortality Table and an assumed investment return of 3%, 4%, 5% or 6%, as approved in each state.

INVESTMENT FUND CHANGES: During 2012, the American Funds Protected Asset Allocation Class P2 Fund, the LVIP American Preservation Service Class Fund, the LVIP Protected American Balanced Allocation Service Class Fund and the LVIP Protected American Growth Allocation Service Class Fund became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2012, the 2012 statements of changes in nets asses and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2012.



During 2013, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2013, the 2013 statements of operations and statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2013:

American Funds Managed Risk Blue Chip Income and
   Growth Class P2 Fund                                                American Funds Managed Risk Growth-Income Class P2 Fund
American Funds Managed Risk Growth Class P2 Fund                       American Funds Managed Risk International Class P2 Fund

Also during 2013, the following funds changed their names:


PREVIOUS FUND NAME                                               NEW FUND NAME
-----------------------------------------------------------------------------------------------------------------------------------
American Funds Protected Asset Allocation Class P2 Fund          American Funds Managed Risk Asset Allocation Class P2 Fund
LVIP Protected American Balanced Allocation Service Class Fund   LVIP Managed Risk American Balanced Allocation Service Class Fund
LVIP Protected American Growth Allocation Service Class Fund     LVIP Managed Risk American Growth Allocation Service Class Fund

During 2013, the American Funds Global Discovery Class 2 Fund merged into the American Funds Global Growth Class 2 Fund.

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H

2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES

Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The ranges of rates are as follows for the thirteen contract types within the Variable
Account:

- American Legacy III at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis)
- American Legacy III (B Class) at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis)
- American Legacy III C Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis)
- American Legacy III Plus at a daily rate of .0038356% to .0083562% (1.40% to 3.05% on an annual basis)
- American Legacy III View at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis)
- American Legacy Shareholder's Advantage at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis)
- American Legacy Shareholder's Advantage (A Class) at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis)
- American Legacy Design at a daily rate of .0030137% to .0084932% (1.10% to 3.10% on an annual basis)
- American Legacy Signature at a daily rate of .0034247% to .0086301% (1.25% to 3.15% on an annual basis)
- American Legacy Fusion at a daily rate of .0021918% to .0064384% (0.80% to 2.35% on an annual basis)
- American Legacy Series B Share at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis)
- American Legacy Series C Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis)
- American Legacy Series L Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis)

Proceeds retained from the sales of annuity contracts for contract charges and surrender charges for the years ended December 31, 2013 and 2012, amounted to $5,688,881 and $5,710,921, respectively.

For the Shareholder's Advantage product, a front-end load or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. For the years ended December 31, 2013 and 2012, sales charges were $94,925 and $112,398, respectively.

The Company is responsible for all sales and general and administrative expenses applicable to the Variable Account.




3. FINANCIAL HIGHLIGHTS

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2013, follows:


                                  MINIMUM    MAXIMUM    MINIMUM    MAXIMUM                                   MINIMUM    MAXIMUM
                   COMMENCEMENT   FEE        FEE        UNIT       UNIT        UNITS                         TOTAL      TOTAL
SUBACCOUNT  YEAR   DATE(1)        RATE(2)    RATE(2)    VALUE(3)   VALUE(3)    OUTSTANDING       NET ASSETS  RETURN(4)  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION CLASS 2
            2013                     0.60%      2.95%     $  1.87    $ 21.39   21,628,380   $  107,355,054     20.10%     22.95%
            2012                     0.60%      2.95%        1.54      17.48   23,390,047       92,163,203     12.82%     15.50%
            2011                     0.60%      2.95%        1.35      15.20   26,199,214       87,602,072     -1.55%      0.69%
            2010                     0.60%      2.85%        1.36      15.17   29,727,971       94,223,518      9.35%     11.83%
            2009                     0.60%      2.85%        1.23      13.62   34,027,287       92,254,523     20.56%     23.24%
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH CLASS 2
            2013                     0.60%      3.15%        1.50      21.48   19,274,119      107,532,085     28.88%     32.20%
            2012                     0.60%      3.15%        1.14      16.32   22,383,872       92,916,747     10.35%     13.20%
            2011                     0.60%      3.15%        1.02      14.48   24,318,790       87,974,994     -3.69%     -1.50%
            2010                     0.60%      2.85%        1.05      14.77   27,091,441       92,844,706      9.17%     11.65%
            2009                     0.60%      2.85%        0.95      13.28   28,589,448       81,854,819     24.44%     27.20%
AMERICAN FUNDS BOND CLASS 2
            2013                     0.60%      3.15%        1.36      13.22   16,834,200       90,138,847     -5.19%     -2.74%
            2012                     0.60%      3.15%        1.42      13.65   19,584,744      104,591,242      2.11%      4.74%
            2011                     0.60%      3.15%        1.37      13.09   20,947,858      100,106,620      3.12%      5.47%
            2010                     0.60%      2.85%        1.31      12.47   23,534,563       96,941,999      3.51%      5.81%
            2009                     0.60%      2.80%        1.25      11.84   23,285,311       85,109,362      9.50%     11.93%


                   INVESTMENT
                   INCOME
SUBACCOUNT  YEAR   RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION CLASS 2
            2013      1.46%
            2012      1.90%
            2011      1.86%
            2010      1.97%
            2009      2.37%
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH CLASS 2
            2013      1.90%
            2012      1.97%
            2011      1.74%
            2010      1.77%
            2009      2.18%
AMERICAN FUNDS BOND CLASS 2
            2013      1.73%
            2012      2.50%
            2011      2.99%
            2010      3.06%
            2009      3.51%

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H


                                        MINIMUM    MAXIMUM    MINIMUM    MAXIMUM                                   MINIMUM
                   COMMENCEMENT         FEE        FEE        UNIT       UNIT        UNITS                         TOTAL
SUBACCOUNT  YEAR   DATE(1)              RATE(2)    RATE(2)    VALUE(3)   VALUE(3)    OUTSTANDING       NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS CASH MANAGEMENT CLASS 2
            2013                           0.60%      2.80%     $  0.94    $ 10.43    5,591,564   $   15,381,603     -3.20%
            2012                           0.60%      2.80%        0.96      10.55    5,762,909       15,708,878     -3.20%
            2011                           0.60%      2.80%        0.98      10.68    8,069,546       22,363,160     -3.28%
            2010                           0.60%      2.80%        1.00      10.82    8,659,593       28,638,347     -3.11%
            2009                           0.60%      2.80%        1.02      10.94   10,614,900       37,799,007     -3.09%
AMERICAN FUNDS GLOBAL BALANCED CLASS 2
            2013                           0.65%      2.95%       11.28      11.93      488,049        5,710,631      8.97%
            2012                           0.80%      2.95%       10.35      10.72      409,174        4,329,844      8.98%
            2011               5/24/11     0.72%      2.95%        9.50       9.63      315,088        3,017,120     -5.46%
AMERICAN FUNDS GLOBAL BOND CLASS 2
            2013                           0.60%      3.15%        9.70      13.68    3,187,149       40,258,483     -5.60%
            2012                           0.60%      3.15%       10.27      14.13    3,243,833       42,785,765      2.90%
            2011                           0.60%      3.15%       11.93      13.38    3,521,537       44,558,390      1.60%
            2010                           0.60%      2.85%       11.77      12.88    2,706,956       33,449,772      2.33%
            2009                           0.60%      2.80%       11.50      12.31    2,026,999       24,130,271      6.66%
AMERICAN FUNDS GLOBAL DISCOVERY CLASS 2
            2013                           0.00%      0.00%          --         --           --               --      0.00%
            2012                           0.60%      2.95%        1.43      17.74    1,844,796       11,522,206     17.02%
            2011                           0.60%      2.95%        1.20      12.63    2,053,692       10,377,608     -9.69%
            2010                           0.60%      2.80%        1.32      13.69    2,467,183       13,069,551      7.11%
            2009                           0.60%      2.80%        1.21      12.52    2,910,878       13,000,255     47.11%
AMERICAN FUNDS GLOBAL GROWTH CLASS 2
            2013                           0.60%      3.15%        1.53      25.90   10,424,772       75,923,392     25.17%
            2012                           0.60%      3.15%        1.20      20.48   10,404,875       57,029,139     18.76%
            2011                           0.60%      3.15%        1.00      17.52   12,741,767       54,600,890    -11.45%
            2010                           0.60%      2.85%        1.11      19.59   14,397,099       63,635,009      8.66%
            2009                           0.60%      2.80%        1.01      17.86   15,990,853       58,061,733     38.38%
AMERICAN FUNDS GLOBAL GROWTH AND INCOME CLASS 2
            2013                           0.60%      2.95%       12.96      17.53    3,415,255       49,525,908     18.97%
            2012                           0.60%      2.95%       10.88      14.74    3,882,056       46,612,268     14.14%
            2011                           0.60%      2.95%        9.51      10.96    4,395,109       45,630,498     -7.53%
            2010                           0.60%      2.85%       10.44      11.58    4,687,742       51,966,603      8.64%
            2009                           0.60%      2.85%        9.61      10.42    4,545,543       45,787,363     35.80%
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION CLASS 2
            2013                           0.60%      2.95%        1.62      30.11    4,796,750       38,197,042     24.55%
            2012                           0.60%      2.95%        1.28      23.23    5,606,093       34,515,477     14.74%
            2011                           0.60%      2.95%        1.10      20.61    6,489,935       32,369,905    -21.42%
            2010                           0.60%      2.85%        1.38      25.96    7,884,041       45,595,469     18.98%
            2009                           0.60%      2.85%        1.14      21.61    8,710,600       38,562,530     56.77%
AMERICAN FUNDS GROWTH CLASS 2
            2013                           0.60%      3.15%        1.35      24.48   27,198,729      179,149,718     26.07%
            2012                           0.60%      3.15%        1.05      19.03   31,611,535      164,418,426     14.24%
            2011                           0.60%      3.15%        0.91      16.32   37,208,619      161,599,262     -6.97%
            2010                           0.60%      2.85%        0.97      17.22   43,591,768      190,861,596     15.35%
            2009                           0.60%      2.85%        0.83      14.67   46,772,009      160,592,245     35.56%
AMERICAN FUNDS GROWTH-INCOME CLASS 2
            2013                           0.60%      3.15%        1.85      21.96   28,823,714      171,692,076     29.37%
            2012                           0.60%      3.15%        1.41      16.62   33,941,565      150,598,082     13.84%
            2011                           0.60%      3.15%        1.22      14.30   39,581,032      145,452,208     -4.59%
            2010                           0.60%      2.85%        1.26      14.72   46,100,122      166,090,657      8.30%
            2009                           0.60%      2.85%        1.15      13.35   51,949,166      156,851,972     27.55%
AMERICAN FUNDS HIGH-INCOME BOND CLASS 2
            2013                           0.60%      2.95%        1.98      17.55    4,867,199       32,533,893      3.50%
            2012                           0.60%      2.95%        1.89      16.77    5,734,128       36,160,594     10.40%
            2011                           0.60%      2.95%        1.69      15.02    6,151,984       33,051,219     -0.94%
            2010                           0.60%      2.85%        1.69      15.01    7,058,751       36,376,515     11.90%
            2009                           0.60%      2.80%        1.49      13.29    7,658,410       33,159,166     35.11%


                   MAXIMUM    INVESTMENT
                   TOTAL      INCOME
SUBACCOUNT  YEAR   RETURN(4)  RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS CASH MANAGEMENT CLASS 2
            2013     -1.14%      0.00%
            2012     -1.11%      0.00%
            2011     -1.17%      0.00%
            2010     -0.95%      0.00%
            2009     -0.93%      0.18%
AMERICAN FUNDS GLOBAL BALANCED CLASS 2
            2013     11.34%      1.52%
            2012     11.34%      1.75%
            2011      4.46%      0.91%
AMERICAN FUNDS GLOBAL BOND CLASS 2
            2013     -3.16%      0.00%
            2012      5.56%      2.10%
            2011      3.91%      2.96%
            2010      4.60%      3.19%
            2009      9.04%      1.80%
AMERICAN FUNDS GLOBAL DISCOVERY CLASS 2
            2013      0.00%      0.32%
            2012     19.79%      0.51%
            2011     -7.68%      0.36%
            2010      9.42%      0.53%
            2009     50.01%      0.61%
AMERICAN FUNDS GLOBAL GROWTH CLASS 2
            2013     28.40%      1.30%
            2012     21.83%      0.87%
            2011     -9.43%      1.30%
            2010     11.08%      1.51%
            2009     41.45%      1.46%
AMERICAN FUNDS GLOBAL GROWTH AND INCOME CLASS 2
            2013     21.80%      3.18%
            2012     16.85%      2.45%
            2011     -5.42%      2.57%
            2010     11.12%      2.66%
            2009     38.89%      2.60%
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION CLASS 2
            2013     27.51%      0.87%
            2012     17.47%      1.34%
            2011    -19.63%      1.32%
            2010     21.68%      1.68%
            2009     60.33%      0.30%
AMERICAN FUNDS GROWTH CLASS 2
            2013     29.32%      0.92%
            2012     17.19%      0.77%
            2011     -4.85%      0.60%
            2010     17.97%      0.73%
            2009     38.58%      0.69%
AMERICAN FUNDS GROWTH-INCOME CLASS 2
            2013     32.70%      1.32%
            2012     16.78%      1.58%
            2011     -2.42%      1.51%
            2010     10.76%      1.49%
            2009     30.46%      1.63%
AMERICAN FUNDS HIGH-INCOME BOND CLASS 2
            2013      5.97%      6.35%
            2012     13.02%      7.14%
            2011      1.31%      7.32%
            2010     14.38%      7.57%
            2009     38.11%      7.60%

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H


                                        MINIMUM    MAXIMUM    MINIMUM    MAXIMUM                                   MINIMUM
                   COMMENCEMENT         FEE        FEE        UNIT       UNIT        UNITS                         TOTAL
SUBACCOUNT  YEAR   DATE(1)              RATE(2)    RATE(2)    VALUE(3)   VALUE(3)    OUTSTANDING       NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL CLASS 2
            2013                           0.60%      3.15%     $  1.21    $ 24.84   10,776,342   $   71,965,789     17.87%
            2012                           0.60%      3.15%        1.01      20.80   12,468,026       68,764,190     14.25%
            2011                           0.60%      3.15%        0.87      17.97   14,241,820       67,014,741    -16.39%
            2010                           0.60%      2.85%        1.02      21.28   16,111,680       82,700,380      4.22%
            2009                           0.60%      2.85%        0.97      20.21   17,718,791       77,484,782     39.05%
AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME CLASS 2
            2013                           0.60%      2.95%       12.97      20.10      503,519        9,544,980     15.63%
            2012                           0.60%      2.95%       11.21      16.98      518,123        8,376,936     13.12%
            2011                           0.60%      2.95%       13.67      14.66      587,322        8,285,475    -11.28%
            2010                           0.60%      2.85%       15.40      16.16      406,617        6,419,632      3.92%
            2009                           0.60%      2.85%       15.00      15.06      224,252        3,368,702     37.54%
AMERICAN FUNDS MANAGED RISK ASSET ALLOCATION CLASS P2
            2013                           0.60%      2.90%       12.16      12.17      824,561        9,997,102     19.02%
            2012              12/5/12      1.25%      1.30%       10.22      10.22       23,237          237,409     -0.43%
AMERICAN FUNDS MANAGED RISK BLUE CHIP INCOME AND GROWTH CLASS P2
            2013               5/22/13     0.60%      2.85%       10.79      10.94       73,185          795,881      2.89%
AMERICAN FUNDS MANAGED RISK GROWTH CLASS P2
            2013               6/7/13      0.60%      2.85%       10.95      11.11       35,370          389,975      3.82%
AMERICAN FUNDS MANAGED RISK GROWTH-INCOME CLASS P2
            2013               6/7/13      1.30%      2.85%       11.08      11.18      194,126        2,164,865      2.36%
AMERICAN FUNDS MANAGED RISK INTERNATIONAL CLASS P2
            2013               6/7/13      1.25%      2.85%       10.50      10.61       21,368          225,743      2.53%
AMERICAN FUNDS MORTGAGE CLASS 2
            2013                           0.75%      2.95%        9.68      10.25      122,175        1,223,991     -4.53%
            2012                           0.75%      2.95%       10.18      10.51      125,387        1,298,079     -0.35%
            2011               6/7/11      0.75%      2.70%       10.21      10.34       83,083          854,812      0.44%
AMERICAN FUNDS NEW WORLD CLASS 2
            2013                           0.60%      2.95%        2.50      30.44    3,771,891       35,422,205      8.14%
            2012                           0.60%      2.95%        2.27      27.92    4,202,495       38,024,258     14.40%
            2011                           0.60%      2.95%        1.96      24.85    4,785,409       36,079,911    -16.37%
            2010                           0.60%      2.85%        2.31      29.42    5,362,321       43,751,013     14.62%
            2009                           0.60%      2.80%        1.98      25.42    5,618,927       36,072,227     45.52%
AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES CLASS 2
            2013                           0.60%      2.95%        1.26      12.97    8,447,533       57,416,176     -5.89%
            2012                           0.60%      2.95%        1.32      13.50    9,663,892       65,377,753     -1.06%
            2011                           0.60%      2.95%        1.32      13.39   11,207,202       69,676,709      4.55%
            2010                           0.60%      2.85%        1.24      12.58   11,911,173       66,987,342      2.78%
            2009                           0.60%      2.85%        1.20      12.02   11,257,657       53,925,686     -0.33%
LVIP AMERICAN BALANCED ALLOCATION SERVICE CLASS
            2013                           0.60%      2.95%       12.24      13.20    2,830,065       36,004,353     11.42%
            2012                           0.60%      2.80%       11.01      11.59    2,354,023       26,578,303      8.22%
            2011                           0.60%      2.70%       10.33      10.46    1,506,231       15,548,888     -2.27%
            2010              12/3/10      0.75%      1.65%       10.57      10.61      125,786        1,331,161      0.70%
LVIP AMERICAN GROWTH ALLOCATION SERVICE CLASS
            2013                           0.75%      3.15%       11.95      13.55    2,046,650       26,834,215     13.89%
            2012                           0.80%      3.15%       10.49      11.62    1,720,172       19,532,632      9.25%
            2011                           0.72%      3.15%       10.23      10.32    1,307,595       13,390,831     -4.04%
            2010              12/3/10      0.75%      1.90%       10.66      10.72      111,980        1,196,027      0.81%
LVIP AMERICAN INCOME ALLOCATION SERVICE CLASS
            2013                           0.60%      2.85%       11.40      12.31      575,530        6,817,320      5.52%
            2012                           0.60%      2.85%       10.80      11.40      549,144        6,079,442      5.23%
            2011                           0.60%      2.85%       10.44      10.57      385,136        4,013,836      0.82%
            2010              12/3/10      0.75%      1.65%       10.35      10.39       79,629          825,093      0.55%
LVIP AMERICAN PRESERVATION SERVICE CLASS
            2013                           0.60%      2.85%        9.56       9.73      737,929        7,128,940     -3.96%
            2012              10/8/12      0.90%      2.60%        9.95      10.01      104,578        1,044,796     -0.24%


                   MAXIMUM    INVESTMENT
                   TOTAL      INCOME
SUBACCOUNT  YEAR   RETURN(4)  RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL CLASS 2
            2013     20.91%      1.33%
            2012     17.20%      1.43%
            2011    -14.48%      1.74%
            2010      6.59%      2.06%
            2009     42.22%      1.57%
AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME CLASS 2
            2013     18.38%      2.53%
            2012     15.81%      2.12%
            2011     -9.26%      3.04%
            2010      6.28%      2.39%
            2009     38.09%      2.35%
AMERICAN FUNDS MANAGED RISK ASSET ALLOCATION CLASS P2
            2013     19.08%      2.40%
            2012      0.25%      1.39%
AMERICAN FUNDS MANAGED RISK BLUE CHIP INCOME AND GROWTH CLASS P2
            2013      9.83%      2.32%
AMERICAN FUNDS MANAGED RISK GROWTH CLASS P2
            2013     10.70%      1.13%
AMERICAN FUNDS MANAGED RISK GROWTH-INCOME CLASS P2
            2013     12.11%      6.28%
AMERICAN FUNDS MANAGED RISK INTERNATIONAL CLASS P2
            2013      8.33%      1.69%
AMERICAN FUNDS MORTGAGE CLASS 2
            2013     -2.41%      0.44%
            2012      1.63%      0.45%
            2011      2.51%      0.06%
AMERICAN FUNDS NEW WORLD CLASS 2
            2013     10.71%      1.33%
            2012     17.12%      1.00%
            2011    -14.46%      1.70%
            2010     17.17%      1.61%
            2009     48.76%      1.61%
AMERICAN FUNDS U.S. GOVERNMENT/AAA-RATED SECURITIES CLASS 2
            2013     -3.66%      0.65%
            2012      1.29%      0.99%
            2011      6.93%      1.79%
            2010      5.11%      1.85%
            2009      1.89%      2.61%
LVIP AMERICAN BALANCED ALLOCATION SERVICE CLASS
            2013     13.90%      1.92%
            2012     10.51%      2.84%
            2011     -1.38%      0.41%
            2010      1.06%      0.00%
LVIP AMERICAN GROWTH ALLOCATION SERVICE CLASS
            2013     16.60%      1.83%
            2012     11.84%      2.74%
            2011     -3.47%      0.33%
            2010      1.34%      0.00%
LVIP AMERICAN INCOME ALLOCATION SERVICE CLASS
            2013      7.92%      1.85%
            2012      7.63%      3.37%
            2011      1.74%      0.35%
            2010      0.68%      0.00%
LVIP AMERICAN PRESERVATION SERVICE CLASS
            2013     -2.66%      1.70%
            2012     -0.02%      0.27%

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H


                                       MINIMUM    MAXIMUM    MINIMUM    MAXIMUM                                  MINIMUM
                   COMMENCEMENT        FEE        FEE        UNIT       UNIT       UNITS                         TOTAL
SUBACCOUNT  YEAR   DATE(1)             RATE(2)    RATE(2)    VALUE(3)   VALUE(3)   OUTSTANDING       NET ASSETS  RETURN(4)
------------------------------------------------------------------------------------------------------------------------------------
LVIP MANAGED RISK AMERICAN BALANCED ALLOCATION SERVICE CLASS
            2013                          0.72%      3.00%     $ 11.00    $ 11.44   4,430,909   $   49,953,840      9.62%
            2012               4/4/12     0.75%      2.95%       10.03      10.21   2,377,223       24,113,174     -0.28%
LVIP MANAGED RISK AMERICAN GROWTH ALLOCATION SERVICE CLASS
            2013                          0.65%      3.00%       11.48      11.96   6,992,748       82,327,901     13.69%
            2012               4/4/12     0.65%      2.95%       10.10      10.28   2,802,303       28,637,960      0.49%


                   MAXIMUM    INVESTMENT
                   TOTAL      INCOME
SUBACCOUNT  YEAR   RETURN(4)  RATIO(5)
------------------------------------------------------------------------------------------------------------------------------------
LVIP MANAGED RISK AMERICAN BALANCED ALLOCATION SERVICE CLASS
            2013     12.06%      1.87%
            2012      6.84%      2.52%
LVIP MANAGED RISK AMERICAN GROWTH ALLOCATION SERVICE CLASS
            2013     16.34%      1.55%
            2012      7.37%      2.46%


(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received.
(2) These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.
(3) As the unit value is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.
(4) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.
(5) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.


4. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2013:


                                                                                                        AGGREGATE       AGGREGATE
                                                                                                        COST OF         PROCEEDS
SUBACCOUNT                                                                                              PURCHASES       FROM SALES
------------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Class 2                                                               $    9,141,223  $   13,956,185
American Funds Blue Chip Income and Growth Class 2                                                         4,972,251      16,944,703
American Funds Bond Class 2                                                                                7,338,671      16,753,828
American Funds Cash Management Class 2                                                                    16,407,610      16,662,431
American Funds Global Balanced Class 2                                                                     1,955,918       1,058,109
American Funds Global Bond Class 2                                                                         4,810,668       5,954,888
American Funds Global Discovery Class 2                                                                      893,410      13,748,494
American Funds Global Growth Class 2                                                                      14,563,013      12,013,056
American Funds Global Growth and Income Class 2                                                            2,700,843       8,274,705
American Funds Global Small Capitalization Class 2                                                         1,291,397       6,519,547
American Funds Growth Class 2                                                                              3,265,691      32,250,399
American Funds Growth-Income Class 2                                                                       4,660,104      28,010,375
American Funds High-Income Bond Class 2                                                                    4,619,359       8,199,213
American Funds International Class 2                                                                       2,048,537      11,594,145
American Funds International Growth and Income Class 2                                                     1,649,847       1,635,055
American Funds Managed Risk Asset Allocation Class P2                                                      9,506,911         455,877
American Funds Managed Risk Blue Chip Income and Growth Class P2                                             893,749         149,386
American Funds Managed Risk Growth Class P2                                                                  400,562          34,339

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H


                                                                                                        AGGREGATE       AGGREGATE
                                                                                                        COST OF         PROCEEDS
SUBACCOUNT                                                                                              PURCHASES       FROM SALES
------------------------------------------------------------------------------------------------------------------------------------
American Funds Managed Risk Growth-Income Class P2                                                    $    2,110,776  $        7,636
American Funds Managed Risk International Class P2                                                           241,629          27,128
American Funds Mortgage Class 2                                                                              595,130         632,444
American Funds New World Class 2                                                                           1,480,705       7,564,658
American Funds U.S. Government/AAA-Rated Securities Class 2                                                6,094,906      10,103,176
LVIP American Balanced Allocation Service Class                                                            9,551,504       3,441,555
LVIP American Growth Allocation Service Class                                                              7,819,177       3,633,955
LVIP American Income Allocation Service Class                                                              1,999,610       1,643,318
LVIP American Preservation Service Class                                                                   6,964,452         657,960
LVIP Managed Risk American Balanced Allocation Service Class                                              25,991,621       1,686,785
LVIP Managed Risk American Growth Allocation Service Class                                                51,180,996       2,334,034


5. INVESTMENTS

The following is a summary of investments owned at December 31, 2013:


                                                                                             NET
                                                                                 SHARES      ASSET     FAIR VALUE
SUBACCOUNT                                                                       OWNED       VALUE     OF SHARES      COST OF SHARES
------------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Class 2                                          4,817,741  $ 22.33  $  107,580,145  $   79,977,493
American Funds Blue Chip Income and Growth Class 2                               8,264,278    13.02     107,600,898      79,315,667
American Funds Bond Class 2                                                      8,501,474    10.61      90,200,635      91,544,161
American Funds Cash Management Class 2                                           1,383,305    11.12      15,382,353      15,493,287
American Funds Global Balanced Class 2                                             502,997    11.35       5,709,010       5,082,940
American Funds Global Bond Class 2                                               3,405,904    11.81      40,223,721      40,319,794
American Funds Global Growth Class 2                                             2,539,637    29.92      75,985,940      54,112,855
American Funds Global Growth and Income Class 2                                  3,960,313    12.51      49,543,509      39,373,680
American Funds Global Small Capitalization Class 2                               1,514,417    25.25      38,239,022      29,333,021
American Funds Growth Class 2                                                    2,299,619    77.94     179,232,302     121,545,148
American Funds Growth-Income Class 2                                             3,409,055    50.40     171,816,354     121,341,921
American Funds High-Income Bond Class 2                                          2,967,176    10.99      32,609,266      32,622,415
American Funds International Class 2                                             3,407,283    21.15      72,064,031      60,764,107
American Funds International Growth and Income Class 2                             549,372    17.43       9,575,549       8,137,321
American Funds Managed Risk Asset Allocation Class P2                              824,693    11.93       9,838,586       9,305,469
American Funds Managed Risk Blue Chip Income and Growth Class P2                    72,029    11.05         795,916         747,714
American Funds Managed Risk Growth Class P2                                         34,120    11.43         389,994         368,428
American Funds Managed Risk Growth-Income Class P2                                 186,693    11.50       2,146,968       2,103,804
American Funds Managed Risk International Class P2                                  20,865    10.82         225,755         216,666
American Funds Mortgage Class 2                                                    119,770    10.22       1,224,046       1,244,889
American Funds New World Class 2                                                 1,425,664    24.88      35,470,535      28,948,212
American Funds U.S. Government/AAA-Rated Securities Class 2                      4,852,547    11.83      57,405,636      60,375,119
LVIP American Balanced Allocation Service Class                                  2,809,068    12.82      36,006,628      31,827,567
LVIP American Growth Allocation Service Class                                    2,018,505    13.30      26,836,021      23,084,657
LVIP American Income Allocation Service Class                                      571,279    11.93       6,817,639       6,345,424
LVIP American Preservation Service Class                                           740,888     9.79       7,252,556       7,343,585
LVIP Managed Risk American Balanced Allocation Service Class                     4,510,004    11.07      49,903,199      47,184,463
LVIP Managed Risk American Growth Allocation Service Class                       7,068,900    11.65      82,331,474      76,033,779


6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the year ended December 31, 2013, is as follows:


                                                                                                UNITS      UNITS        NET INCREASE
SUBACCOUNT                                                                                      ISSUED     REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Class 2                                                        1,010,136   (2,771,803)   (1,761,667)
American Funds Blue Chip Income and Growth Class 2                                               646,408   (3,756,161)   (3,109,753)
American Funds Bond Class 2                                                                      539,229   (3,289,773)   (2,750,544)
American Funds Cash Management Class 2                                                         6,788,542   (6,959,887)     (171,345)
American Funds Global Balanced Class 2                                                           167,901      (89,026)       78,875

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H


                                                                                                UNITS      UNITS        NET INCREASE
SUBACCOUNT                                                                                      ISSUED     REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
American Funds Global Bond Class 2                                                               378,130     (434,814)      (56,684)
American Funds Global Discovery Class 2                                                           66,510   (1,911,306)   (1,844,796)
American Funds Global Growth Class 2                                                           1,991,112   (1,971,215)       19,897
American Funds Global Growth and Income Class 2                                                  101,957     (568,758)     (466,801)
American Funds Global Small Capitalization Class 2                                               206,917   (1,016,260)     (809,343)
American Funds Growth Class 2                                                                    399,922   (4,812,728)   (4,412,806)
American Funds Growth-Income Class 2                                                             565,772   (5,683,623)   (5,117,851)
American Funds High-Income Bond Class 2                                                          220,065   (1,086,994)     (866,929)
American Funds International Class 2                                                             336,995   (2,028,679)   (1,691,684)
American Funds International Growth and Income Class 2                                            76,289      (90,893)      (14,604)
American Funds Managed Risk Asset Allocation Class P2                                            838,425      (37,101)      801,324
American Funds Managed Risk Blue Chip Income and Growth Class P2                                  87,442      (14,257)       73,185
American Funds Managed Risk Growth Class P2                                                       38,423       (3,053)       35,370
American Funds Managed Risk Growth-Income Class P2                                               194,691         (565)      194,126
American Funds Managed Risk International Class P2                                                23,902       (2,534)       21,368
American Funds Mortgage Class 2                                                                   58,595      (61,807)       (3,212)
American Funds New World Class 2                                                                 232,987     (663,591)     (430,604)
American Funds U.S. Government/AAA-Rated Securities Class 2                                      443,424   (1,659,783)   (1,216,359)
LVIP American Balanced Allocation Service Class                                                  725,158     (249,116)      476,042
LVIP American Growth Allocation Service Class                                                    598,650     (272,172)      326,478
LVIP American Income Allocation Service Class                                                    160,434     (134,048)       26,386
LVIP American Preservation Service Class                                                         709,308      (75,957)      633,351
LVIP Managed Risk American Balanced Allocation Service Class                                   2,196,357     (142,671)    2,053,686
LVIP Managed Risk American Growth Allocation Service Class                                     4,386,702     (196,257)    4,190,445

The change in units outstanding for the year ended December 31, 2012, is as follows:


                                                                                                UNITS      UNITS        NET INCREASE
SUBACCOUNT                                                                                      ISSUED     REDEEMED     (DECREASE)
------------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Class 2                                                          820,155   (3,629,322)   (2,809,167)
American Funds Blue Chip Income and Growth Class 2                                               888,614   (2,823,532)   (1,934,918)
American Funds Bond Class 2                                                                    1,412,409   (2,775,523)   (1,363,114)
American Funds Cash Management Class 2                                                         2,522,874   (4,829,511)   (2,306,637)
American Funds Global Balanced Class 2                                                           213,523     (119,437)       94,086
American Funds Global Bond Class 2                                                               374,709     (652,413)     (277,704)
American Funds Global Discovery Class 2                                                          138,862     (347,758)     (208,896)
American Funds Global Growth Class 2                                                             209,427   (2,546,319)   (2,336,892)
American Funds Global Growth and Income Class 2                                                  192,127     (705,180)     (513,053)
American Funds Global Small Capitalization Class 2                                               226,087   (1,109,929)     (883,842)
American Funds Growth Class 2                                                                    349,134   (5,946,218)   (5,597,084)
American Funds Growth-Income Class 2                                                             349,936   (5,989,403)   (5,639,467)
American Funds High-Income Bond Class 2                                                          829,750   (1,247,606)     (417,856)
American Funds International Class 2                                                             201,531   (1,975,325)   (1,773,794)
American Funds International Growth and Income Class 2                                            65,281     (134,480)      (69,199)
American Funds Mortgage Class 2                                                                   86,697      (44,393)       42,304
American Funds New World Class 2                                                                 111,802     (694,716)     (582,914)
American Funds Managed Risk Asset Allocation Class P2                                             23,319          (82)       23,237
American Funds U.S. Government/AAA-Rated Securities Class 2                                    1,196,227   (2,739,537)   (1,543,310)
LVIP American Balanced Allocation Service Class                                                1,010,117     (162,325)      847,792
LVIP American Growth Allocation Service Class                                                    507,238      (94,661)      412,577
LVIP American Income Allocation Service Class                                                    297,442     (133,434)      164,008
LVIP American Preservation Service Class                                                         104,979         (401)      104,578
LVIP Managed Risk American Balanced Allocation Service Class                                   2,383,158       (5,935)    2,377,223
LVIP Managed Risk American Growth Allocation Service Class                                     2,820,949      (18,646)    2,802,303


7. SUBSEQUENT EVENT

Management evaluated subsequent events through the date these financial statements were issued and determined there were no additional matters to be disclosed.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



Board of Directors of Lincoln Life & Annuity Company of New York
     and
Contract Owners of Lincoln Life & Annuity Variable Annuity Account H

We have audited the accompanying statements of assets and liabilities of Lincoln Life & Annuity Variable Annuity Account H ("Variable Account"), comprised of the subaccounts described in Note 1, as of December 31, 2013, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, or for the sub-accounts operating for a portion of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Variable Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2013, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Lincoln Life & Annuity Variable Annuity Account H at December 31, 2013, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.




/s/ ERNST & YOUNG LLP
Philadelphia, Pennsylvania
April 1, 2014

               Lincoln Life & Annuity Variable Annuity Account H

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is included in Part A of this Registration Statement.

     2. Part B

     The following financial statements for the Variable Account are included in Part B of this Registration Statement:

     Statement of Assets and Liabilities - December 31, 2013

     Statement of Operations - Year ended December 31, 2013

     Statements of Changes in Net Assets - Years ended December 31, 2013 and
     2012

     Notes to Financial Statements - December 31, 2013

     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following financial statements for Lincoln Life & Annuity Company of New York are included in Part B of this Registration Statement:

     Balance Sheets - Years ended December 31, 2013 and 2012

     Statements of Comprehensive Income (Loss) - Years ended December 31, 2013, 2012 and 2011

     Statements of Stockholders' Equity - Years ended December 31, 2013, 2012 and 2011

     Statements of Cash Flows - Years ended December 31, 2013, 2012 and 2011

     Notes to Financial Statements - December 31, 2013

     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-38007) filed on October 16, 1997.

(2) Not Applicable

(3)(a) Broker-Dealer Selling Group Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-170897) filed on April 8, 2011.

   (b) Principal Underwriting Agreement dated May 1, 2007 between Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(4)(a) Annuity Contract (30070BNYL 5/03) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-141754) filed on April 14, 2004.

(b) Contract Specifications (30070 - B Share) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-171097) filed on June 21, 2011.

     (c) Contract Specifications (30070 - L Share) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-171097) filed on
   June 21, 2011.

   (d) Contract Specifications (30070 - C Share) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-181617) filed on
   August 9, 2013.

   (e) Persistency Credit Rider (32154B-NY) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-83718) filed on May 24,
   2002.

   (f) IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.

   (g) Roth IRA Endorsement incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.

   (h) DCA Fixed Account Allocations (NYCPALGV) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-83718) filed on April 21, 2004.

   (i) DCA Fixed Account Allocations (NYCPAGV 5/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-93875) filed on April 20, 2004.

   (j) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18,
2006.

   (k) Variable Annuity Rider (32793 7/06 NY LSSA) incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-93875) filed on December 21, 2006.

   (l) Section 403(b) Annuity Endorsement (32481NY-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.

   (m) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-40937) filed on April 13, 2007.

   (n) Variable Annuity Guaranteed Income Benefit Rider (LINC 2.0) (AR-529 8/10 NY) incorporated herein by reference to Post-Effective Amendment No.
12 (File No. 333-145531) filed on October 28, 2010.

   (o) Guaranteed Income Benefit Rider (GIB v4) AR-528 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

   (p) Contract Benefit Data (CBD 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28,
2010.

   (q) Variable Annuity Payment Option Rider (i4LA-NQ 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

   (r) Variable Annuity Payment Option Rider (i4LA-Q 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

   (s) Contract Endorsement (AR514-DOMA) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-171097) filed on June 21,
2011.

   (i) Amendatory Endorsement (AR-567 DOMA) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-170897) filed on November 5, 2013.

   (t) Variable Annuity Living Benefit Rider (LINC 2 + Protected Funds)
     (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-170695) filed January 30, 2012.

   (u) Guaranteed Income Later Rider (4LATER Advantage Protected Funds (AR-547 3-12) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-175888) filed on August 28, 2012.

   (v) Guaranteed Income Later Rider (4LATER Adv Protected Funds) (AR-547 3/12) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-181612) filed on May 23, 2012.

(5) Application (ANF06747NY1 2/10) incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-141756) filed on April 8, 2010.

(6) Articles of Incorporation and Bylaws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 to Registration Statement on Form S-6 (File No. 033-77496) filed on April 2, 2007.

(7)(a) Automatic Indemnity Reinsurance Agreement dated December 31, 2007 between Lincoln Life & Annuity Company of New York and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

   (b) Novation Agreement effective as of January 1, 2010 by and among Lincoln National Reinsurance Company (Barbados) Limited, Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

   (i) Amendments to Novation Agreement incorporated herein by reference to Post-Effective Amendment No. 21 (File 333-145531) filed on November 5, 2013.

(8)(a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

     (b) Fund Participation Agreements among Lincoln Life & Annuity Company of New York and:

     (i) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.

     (ii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 333-149449) filed on April 8, 2014.

     (c) Rule 22c-2 Agreement between Lincoln Life & Annuity Company of New York and:

     (i) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29,
2008.

     (ii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.

(9) Opinion and Consent of Scott C. Durocher, Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-181617) filed on August 28, 2012.

(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

(b) Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York

(11) Not Applicable

(12) Not Applicable
(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-181796) filed on August 6, 2013.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln Life & Annuity Variable Annuity Account H as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.

Name                                Positions and Offices with Depositor
---------------------------------   --------------------------------------------------------------------
Ellen Cooper**                      Executive Vice President, Chief Investment Officer and Director
Charles C. Cornelio***              Executive Vice President, Chief Administrative Officer and Director
Jeffrey D. Coutts**                 Senior Vice President and Treasurer
Robert W. Dineen                    Director
65 Second Avenue
Westwood, NJ 07675
Randal J. Freitag**                 Executive Vice President, Chief Financial Officer and Director
Dennis R. Glass**                   President and Director
George W. Henderson, III            Director
Granville Capital
300 N. Greene Street
Greensboro, NC 27401
Mark E. Konen**                     Executive Vice President and Director
M. Leanne Lachman                   Director
870 United Nations, Plaza, #19-E
New York, NY 10017
Louis G. Marcoccia                  Director
Senior Vice President
Syracuse University
Crouse-Hinds Hall, Suite 620
900 S. Crouse Ave.
Syracuse, NY 13244
Douglas N. Miller**                 Senior Vice President, Chief Accounting Officer and Controller
Patrick S. Pittard                  Director
20 Cates Ridge
Atlanta, GA 30327
Robert O. Sheppard*                 Assistant Vice President, General Counsel and Secretary

*Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY
   13202

**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087

***Principal business address is 100 N. Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of February 28, 2014 there were 8,242 contract owners under Account H.

Item 28. Indemnification

     a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.

     Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

     b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   (a) Lincoln Financial Distributors, Inc. ("LFD") currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:


Name                       Positions and Offices with Underwriter
------------------------   ------------------------------------------------------------
Patrick J. Caulfield**     Vice President, Chief Compliance Officer and Senior Counsel
Jeffrey D. Coutts*         Senior Vice President and Treasurer
Wilford H. Fuller*         President, Chief Executive Officer and Director
Elizabeth M. O'Brien*      Director
Thomas P. O'Neill*         Senior Vice President, Chief Operating Officer and Director
Nancy A. Smith*            Secretary
Ronald W. Turpin****       Vice President and Interim Chief Financial Officer

*Principal Business address is Radnor Financial Center, 150 Radnor Chester
   Road, Radnor PA 19087

**Principal Business address is 350 Church Street, Hartford, CT 06103

***Principal Business address is 100 Greene Street, Greensboro NC 27401

****Principal Business address is 1300 S. Clinton Street, Fort Wayne, IN 46802

     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258, to provide accounting services for the VAA.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.

   (d) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

   (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 18th day of April, 2014.


      Lincoln Life & Annuity Variable Annuity Account H (Registrant)
      American Legacy (Reg. TM) Series
      By:   /s/Kimberly A. Genovese
            ------------------------------------
            Kimberly A. Genovese
            Assistant Vice President, Lincoln Life & Annuity Company of
            New York
                                        (Title)
      LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
      (Depositor)
      By:   /s/Stephen R. Turer
            ------------------------------------
            Stephen R. Turer
            Vice President, Lincoln Life & Annuity Company of New York
            (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 18, 2014.

Signature                        Title
*                                President
------------------------------
                                 (Principal Executive Officer)
Dennis R. Glass
*                                Executive Vice President, Chief Investment Officer and Direc-
------------------------------
                                 tor
Ellen Cooper
*                                Executive Vice President, Chief Administrative Officer and Direc-
------------------------------
                                 tor
Charles C. Cornelio
*                                Executive Vice President, Chief Financial Officer and Director
------------------------------
                                 (Principal Financial Officer)
Randal J. Freitag
*                                Director
------------------------------
Robert W. Dineen
*                                Director
------------------------------
George W. Henderson, III
*                                Director
------------------------------
Mark E. Konen
*                                Director
------------------------------
M. Leanne Lachman
*                                Director
------------------------------
Louis G. Marcoccia
*                                Director
------------------------------
Patrick S. Pittard
*By: /s/ Kimberly A. Genovese    Pursuant to a Power of Attorney
 ---------------------------
  Kimberly A. Genovese